                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

             PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B

                                  May 1, 2011

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Annuities dated May 1, 2011 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.

   A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(R) ("American Funds(R)") are attached at the end of this Statement of Additional Information.

   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Annuity Contracts dated May 1, 2011.

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
            Independent Registered Public Accounting Firm.....   2

            Principal Underwriter.............................   2

            Distribution and Principal Underwriting Agreement.   2

            Experience Factor.................................   2

            Variable Income Payments..........................   3

            Calculating the Annuity Unit Value................   5

            Advertisement of the Separate Account.............   6

            Voting Rights.....................................   9

            ERISA.............................................  10

            Taxes--SIMPLE IRAs Eligibility and Contributions..  10

            Withdrawals.......................................  11

            Accumulation Unit Values Tables...................  11

            Financial Statements of Separate Account..........   1

            Financial Statements of MetLife................... F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements and financial highlights comprising each of the Investment Divisions of MetLife Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                             PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS

              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE   COMMISSIONS RETAINED BY THE
        YEAR             COMPANY                    DISTRIBUTOR
        ----  ----------------------------- ---------------------------
        2010.         $371,735,947                      $0
        2009.         $299,186,809                      $0
        2008.         $276,062,140                      $0

                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an investment division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step Up Death Benefit.................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................. 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step Up Death Benefit.................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................. 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount you would need when you annuitize your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays you $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type you choose, an interest rate, and your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost you would incur if you were choosing the same income option you have in light of this updated information.

   When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period........... $ 10.20000
        2. "Experience factor" for period....................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return.  .99989255
        4. (2) X (3).........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)....... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date....................................   1,500.00
2. Accumulation Unit Value............................................................ $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2).......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value...................... $     5.63
5. First monthly income payment (3) X (4) / 1,000..................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to.............................. $ 10.80000
7. Number of Annuity Units (5) / (6)..................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment). $ 10.97000
9. Second monthly Annuity Payment (7) X (8)........................................... $   101.22
10. Assume Annuity Unit Value for third month equal to................................ $ 10.52684
11. Next monthly Annuity Payment (7) X (10)........................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500/TM/ Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Barclays Capital Aggregate Bond Index, the Barclays Capital Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

   Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds(R)' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and them make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      b. make certain withdrawals under plans for which a qualified consent is required;

      c. name someone other than the spouse as your beneficiary;

      d. use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

                               TAXES-SIMPLE IRAS
                         ELIGIBILITY AND CONTRIBUTIONS

   To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

   If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.

      FOR TAX YEARS         CONTRIBUTION LIMIT FOR     CATCH-UP FOR TAXPAYERS
      BEGINNING IN          TAXPAYERS UNDER AGE 50        AGE 50 AND OLDER
      -------------         ----------------------     ----------------------
          2011                      $11,500                    $2,500

   Note: the Contribution limit above will be adjusted for inflation.

   These contributions, not including the age 50+catch-up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below.

                 FOR TAXABLE YEARS
             BEGINNING IN CALENDAR YEAR  APPLICABLE DOLLAR LIMIT
             --------------------------  -----------------------
                       2011                      $16,500

   You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

   You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

                                  WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See " Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The accumulation unit values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.

                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and Earnings Preservation Benefit will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.25 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/.............................. 2006   $ 14.82      $ 15.56      365,887.51
                                                                                      2007     15.56        15.85      768,194.65
                                                                                      2008     15.85        14.17      554,431.26
                                                                                      2009     14.17        15.73      461,528.53
                                                                                      2010     15.73        16.51      417,970.90

American Funds Global Small Capitalization Investment Division+ (Class 2)/(c)/....... 2001     13.86        13.54            0.00
                                                                                      2002     13.54        10.81      176,357.64
                                                                                      2003     10.81        16.37      793,521.46
                                                                                      2004     16.37        19.51    1,684,630.59
                                                                                      2005     19.51        24.12    1,942,621.89
                                                                                      2006     24.12        29.51    2,014,130.80
                                                                                      2007     29.51        35.33    2,066,061.06
                                                                                      2008     35.33        16.19    1,676,113.20
                                                                                      2009     16.19        25.75    1,627,893.35
                                                                                      2010     25.75        31.09    1,542,372.20

American Funds Growth Investment Division+ (Class 2)/(c)/............................ 2001    126.65       114.77            0.00
                                                                                      2002    114.77        85.50      100,894.63
                                                                                      2003     85.50       115.34      484,308.87
                                                                                      2004    115.34       127.95      832,307.70
                                                                                      2005    127.95       146.61      850,455.08
                                                                                      2006    146.61       159.35      855,979.03
                                                                                      2007    159.35       176.52      789,249.89
                                                                                      2008    176.52        97.52      685,332.95
                                                                                      2009     97.52       134.07      644,152.88
                                                                                      2010    134.07       156.90      606,411.59

American Funds Growth-Income Investment Division+ (Class 2)/(c)/..................... 2001     88.85        85.37            0.00
                                                                                      2002     85.37        68.74      127,625.35
                                                                                      2003     68.74        89.76      634,858.72
                                                                                      2004     89.76        97.69    1,040,319.53
                                                                                      2005     97.69       101.96      992,089.03
                                                                                      2006    101.96       115.83      915,468.87
                                                                                      2007    115.83       119.97      847,614.09
                                                                                      2008    119.97        73.52      701,937.54
                                                                                      2009     73.52        95.15      648,730.37
                                                                                      2010     95.15       104.55      616,925.22

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Artio International Stock Investment Division (formerly Julius Baer International
  Stock Investment Division) (Class E)/(c)/.......................................... 2001    $12.45       $11.64            0.00
                                                                                      2002     11.64         9.47      178,292.61
                                                                                      2003      9.47        11.96      635,794.86
                                                                                      2004     11.96        13.94      771,378.37
                                                                                      2005     13.94        16.22      827,888.50
                                                                                      2006     16.22        18.63      907,739.12
                                                                                      2007     18.63        20.27      880,696.65
                                                                                      2008     20.27        11.17      847,225.14
                                                                                      2009     11.17        13.45      752,316.11
                                                                                      2010     13.45        14.22      666,139.55

Barclays Capital Aggregate Bond Index Investment Division (formerly Lehman
  Brothers(R) Aggregate Bond Index Investment Division) (Class E)/(c)/............... 2001     11.23        11.46            0.00
                                                                                      2002     11.46        12.45    1,271,700.30
                                                                                      2003     12.45        12.72    5,134,183.52
                                                                                      2004     12.72        13.06    8,999,457.29
                                                                                      2005     13.06        13.16    8,533,403.02
                                                                                      2006     13.16        13.50    7,766,369.61
                                                                                      2007     13.50        14.23    7,336,307.44
                                                                                      2008     14.23        14.86    5,087,134.64
                                                                                      2009     14.86        15.43    4,915,624.93
                                                                                      2010     15.43        16.12    4,581,401.14

BlackRock Aggressive Growth Investment Division (Class E)/(c)/....................... 2001     37.91        35.78            0.00
                                                                                      2002     35.78        25.16       26,852.28
                                                                                      2003     25.16        34.93      154,691.04
                                                                                      2004     34.93        38.91      216,073.56
                                                                                      2005     38.91        42.48      199,283.86
                                                                                      2006     42.48        44.70      181,091.10
                                                                                      2007     44.70        53.14      209,017.66
                                                                                      2008     53.14        28.45      229,470.97
                                                                                      2009     28.45        41.92      217,890.63
                                                                                      2010     41.92        47.69      189,927.99

BlackRock Bond Income Investment Division (Class E)/(a)/............................. 2002     43.84        46.31      207,477.01
                                                                                      2003     46.31        48.33      536,896.98
                                                                                      2004     48.33        49.77      757,818.00
                                                                                      2005     49.77        50.26      745,485.37
                                                                                      2006     50.26        51.76      667,510.62
                                                                                      2007     51.76        54.24      621,942.99
                                                                                      2008     54.24        51.66      497,045.94
                                                                                      2009     51.66        55.76      435,708.70
                                                                                      2010     55.76        59.57      405,795.97

BlackRock Bond Income Investment Division (Class E)/(a)/ (formerly SSR Income
  Class E)........................................................................... 2001     42.17        43.36            0.00
                                                                                      2002     43.36        43.89            0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/............................. 2001    $37.99       $37.06            0.00
                                                                                      2002     37.06        31.50      212,999.18
                                                                                      2003     31.50        37.46      752,001.31
                                                                                      2004     37.46        40.06    1,234,083.04
                                                                                      2005     40.06        40.73    1,155,328.40
                                                                                      2006     40.73        44.38    1,030,051.46
                                                                                      2007     44.38        46.32      922,793.71
                                                                                      2008     46.32        34.37      774,407.42
                                                                                      2009     34.37        39.76      699,129.64
                                                                                      2010     39.76        42.98      656,088.90

BlackRock Large Cap Core Investment Division* (Class E)/(m)/......................... 2007     82.87        83.74      302,267.47
                                                                                      2008     83.74        51.89      270,904.98
                                                                                      2009     51.89        61.13      256,594.16
                                                                                      2010     61.13        68.02      257,683.76

BlackRock Large Cap Investment Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/........................................................................ 2001     72.49        67.70            0.00
                                                                                      2002     67.70        49.33       79,863.05
                                                                                      2003     49.33        63.36      303,829.18
                                                                                      2004     63.36        69.27      418,586.06
                                                                                      2005     69.27        70.77      379,976.69
                                                                                      2006     70.77        79.62      328,519.67
                                                                                      2007     79.62        83.57            0.00

BlackRock Large Cap Value Investment Division (Class E)/(d)/......................... 2002     10.00         7.93       62,035.81
                                                                                      2003      7.93        10.60      462,050.50
                                                                                      2004     10.60        11.87      908,349.10
                                                                                      2005     11.87        12.39      886,967.70
                                                                                      2006     12.39        14.58    1,484,705.08
                                                                                      2007     14.58        14.87    1,474,670.98
                                                                                      2008     14.87         9.54    1,234,224.28
                                                                                      2009      9.54        10.47    1,133,767.10
                                                                                      2010     10.47        11.28      929,831.85

BlackRock Money Market Investment Division (Class E)/(f)/............................ 2003     23.28        23.18       24,871.02
                                                                                      2004     23.18        23.09      191,283.32
                                                                                      2005     23.09        23.42      142,355.22
                                                                                      2006     23.42        24.21      128,028.43
                                                                                      2007     24.21        25.09      123,075.12
                                                                                      2008     25.09        25.44      114,354.28
                                                                                      2009     25.44        25.20      117,409.50
                                                                                      2010     25.20        24.89      132,366.88

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/............................... 2001    $27.45       $26.73            0.00
                                                                                      2002     26.73        22.03      115,244.86
                                                                                      2003     22.03        28.44      448,782.09
                                                                                      2004     28.44        31.50      943,883.17
                                                                                      2005     31.50        34.26    1,082,320.11
                                                                                      2006     34.26        38.71    1,196,386.84
                                                                                      2007     38.71        39.92    1,116,886.34
                                                                                      2008     39.92        23.87      971,602.54
                                                                                      2009     23.87        31.07      878,683.91
                                                                                      2010     31.07        34.32      851,866.91

FI Value Leaders Investment Division (Class E)/(d)/.................................. 2002     23.04        18.98       11,626.22
                                                                                      2003     18.98        23.76      129,119.95
                                                                                      2004     23.76        26.65      223,572.04
                                                                                      2005     26.65        29.09      282,379.76
                                                                                      2006     29.09        32.11      341,023.72
                                                                                      2007     32.11        32.99      287,935.09
                                                                                      2008     32.99        19.86      229,972.81
                                                                                      2009     19.86        23.87      210,768.04
                                                                                      2010     23.87        26.96      202,718.99

Harris Oakmark International Investment Division (Class E)/(d)/...................... 2002     10.60         8.85       26,567.87
                                                                                      2003      8.85        11.81      324,128.40
                                                                                      2004     11.81        14.08      967,386.26
                                                                                      2005     14.08        15.89    1,339,210.21
                                                                                      2006     15.89        20.24    1,642,308.17
                                                                                      2007     20.24        19.79    1,481,049.15
                                                                                      2008     19.79        11.56    1,020,887.92
                                                                                      2009     11.56        17.73    1,105,351.34
                                                                                      2010     17.73        20.40    1,133,631.19

Invesco Small Cap Growth Investment Division (formerly Met/AIM Small Cap Growth
  Investment Division)/(d)/.......................................................... 2002     11.24         8.50       46,307.54
                                                                                      2003      8.50        11.68      213,981.76
                                                                                      2004     11.68        12.29      362,439.31
                                                                                      2005     12.29        13.16      348,954.53
                                                                                      2006     13.16        14.85      303,360.64
                                                                                      2007     14.85        16.31      329,554.00
                                                                                      2008     16.31         9.87      260,774.54
                                                                                      2009      9.87        13.06      248,020.52
                                                                                      2010     13.06        16.30      204,583.13

Jennison Growth Investment Division (Class E)/(c)(g)/................................ 2005      4.10         4.94      723,683.86
                                                                                      2006      4.94         5.00      782,230.91
                                                                                      2007      5.00         5.51      703,362.38
                                                                                      2008      5.51         3.45      571,518.60
                                                                                      2009      3.45         4.77      665,421.46
                                                                                      2010      4.77         5.25      709,982.11

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/ (formerly Met/Putnam Voyager
  Investment Division)............................................................... 2001    $ 5.40       $ 4.93           0.00
                                                                                      2002      4.93         3.46     205,815.65
                                                                                      2003      3.46         4.29     639,387.86
                                                                                      2004      4.29         4.44     731,995.26
                                                                                      2005      4.44         4.06     736,052.17

Lazard Mid Cap Investment Division (Class E)/(d)/.................................... 2002     11.40         9.69      60,166.50
                                                                                      2003      9.69        12.09     396,340.58
                                                                                      2004     12.09        13.67     619,345.68
                                                                                      2005     13.67        14.61     587,800.90
                                                                                      2006     14.61        16.56     568,404.89
                                                                                      2007     16.56        15.92     602,867.37
                                                                                      2008     15.92         9.71     487,589.04
                                                                                      2009      9.71        13.13     438,892.62
                                                                                      2010     13.13        15.96     409,786.71

Legg Mason ClearBridge Aggressive Growth Investment Division (formerly Legg Mason
  Partners Aggressive Growth (Class E))/(e)/......................................... 2003      5.57         6.80     310,403.07
                                                                                      2004      6.80         7.30     392,106.14
                                                                                      2005      7.30         8.19     417,097.50
                                                                                      2006      8.19         7.96     425,337.52
                                                                                      2007      7.96         8.04     351,434.02
                                                                                      2008      8.04         4.84     316,321.07
                                                                                      2009      4.84         6.37     310,061.14
                                                                                      2010      6.37         7.79     299,287.50

Legg Mason Partners Aggressive Growth Investment Division (Class E)/(e) /(formerly
  Janus Aggressive Growth)........................................................... 2001      8.87         7.75           0.00
                                                                                      2002      7.75         5.30     121,621.58
                                                                                      2003      5.30         5.57           0.00

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/........................ 2006      9.53        10.23     539,621.68
                                                                                      2007     10.23         9.51     472,613.07
                                                                                      2008      9.51         4.26     420,513.03
                                                                                      2009      4.26         5.81     415,275.83
                                                                                      2010      5.81         6.16     425,887.76

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/ (formerly MFS(R)
  Investors Trust Investment Division)............................................... 2001      8.75         8.32           0.00
                                                                                      2002      8.32         6.56      73,963.77
                                                                                      2003      6.56         7.87     308,442.38
                                                                                      2004      7.87         8.65     519,685.45
                                                                                      2005      8.65         9.15     543,667.98
                                                                                      2006      9.15         9.57     546,915.66

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E) (formerly Loomis Sayles
  Small Cap Investment Division)/(c)/................................................ 2001    $23.20       $22.72            0.00
                                                                                      2002     22.72        17.58       30,590.67
                                                                                      2003     17.58        23.67      113,829.25
                                                                                      2004     23.67        27.16      178,336.28
                                                                                      2005     27.16        28.64      236,648.77
                                                                                      2006     28.64        32.96      300,736.30
                                                                                      2007     32.96        36.36      334,916.98
                                                                                      2008     36.36        22.98      298,154.20
                                                                                      2009     22.98        29.52      296,251.97
                                                                                      2010     29.52        37.13      255,742.33

Loomis Sayles Small Cap Growth Investment Division (formerly Franklin Templeton
  Small Cap Growth Investment Division (Class E))/(c)/............................... 2001      9.18         8.80            0.00
                                                                                      2002      8.80         6.27      139,794.65
                                                                                      2003      6.27         8.96      528,179.62
                                                                                      2004      8.96         9.84      750,510.25
                                                                                      2005      9.84        10.16      695,707.18
                                                                                      2006     10.16        11.02      655,570.12
                                                                                      2007     11.02        11.37      615,476.46
                                                                                      2008     11.37         6.58      506,871.53
                                                                                      2009      6.58         8.45      503,973.95
                                                                                      2010      8.45        10.97      492,535.61

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/........................ 2002     10.88        10.57      108,830.52
                                                                                      2003     10.57        12.45      906,935.62
                                                                                      2004     12.45        13.31    1,418,152.43
                                                                                      2005     13.31        13.36    1,404,653.05
                                                                                      2006     13.36        14.41    1,362,497.98
                                                                                      2007     14.41        15.18    1,342,220.52
                                                                                      2008     15.18        12.22    1,101,945.72
                                                                                      2009     12.22        16.52    1,192,438.70
                                                                                      2010     16.52        18.44    1,067,948.01

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/ (formerly Loomis
  Sayles High Yield Bond Investment Division)........................................ 2001     10.83        10.58            0.00
                                                                                      2002     10.58        10.88            0.00

Met/Artisan Mid Cap Value Investment Division (formerly Harris Oakmark Focused Value
  Investment Division) (Class E)/(c)/................................................ 2001     25.72        26.62            0.00
                                                                                      2002     26.62        23.93      320,020.25
                                                                                      2003     23.93        31.30    1,040,971.04
                                                                                      2004     31.30        33.93    1,617,109.79
                                                                                      2005     33.93        36.80    1,628,972.80
                                                                                      2006     36.80        40.81    1,384,163.75
                                                                                      2007     40.81        37.48    1,176,615.51
                                                                                      2008     37.48        19.96      981,992.16
                                                                                      2009     19.96        27.86      887,769.83
                                                                                      2010     27.86        31.60      817,677.78

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E)/(c)/....................... 2001    $10.44       $10.34            0.00
                                                                                      2002     10.34         8.68      570,356.88
                                                                                      2003      8.68        11.55    2,466,067.51
                                                                                      2004     11.55        13.22    2,674,970.32
                                                                                      2005     13.22        14.64    2,583,753.41
                                                                                      2006     14.64        15.89    2,589,233.99
                                                                                      2007     15.89        16.89    2,460,352.19
                                                                                      2008     16.89        10.62    2,153,959.35
                                                                                      2009     10.62        14.36    1,928,352.50
                                                                                      2010     14.36        17.89    1,789,146.56

MetLife Stock Index Investment Division (Class E)/(c)/............................... 2001     38.76        36.62            0.00
                                                                                      2002     36.62        28.06      444,695.20
                                                                                      2003     28.06        35.46    2,189,805.85
                                                                                      2004     35.46        38.66    4,375,880.34
                                                                                      2005     38.66        39.89    4,174,789.79
                                                                                      2006     39.89        45.42    3,779,370.21
                                                                                      2007     45.42        47.12    3,532,996.55
                                                                                      2008     47.12        29.23    3,363,124.91
                                                                                      2009     29.23        36.40    3,214,351.33
                                                                                      2010     36.40        41.19    2,999,322.26

MFS(R) Research International Investment Division (Class E)/(c)/..................... 2001      9.02         8.38            0.00
                                                                                      2002      8.38         7.31      128,885.57
                                                                                      2003      7.31         9.54      378,131.36
                                                                                      2004      9.54        11.28      529,237.61
                                                                                      2005     11.28        12.98      577,046.26
                                                                                      2006     12.98        16.25      865,604.95
                                                                                      2007     16.25        18.19    1,013,541.82
                                                                                      2008     18.19        10.36    1,042,044.09
                                                                                      2009     10.36        13.48      861,825.44
                                                                                      2010     13.48        14.85      798,397.96

MFS(R) Total Return Investment Division (Class E)/(i)/............................... 2004     37.71        41.05      119,277.39
                                                                                      2005     41.05        41.69      328,191.42
                                                                                      2006     41.69        46.09      465,431.08
                                                                                      2007     46.09        47.39      692,542.07
                                                                                      2008     47.39        36.34      626,555.67
                                                                                      2009     36.34        42.46      734,187.61
                                                                                      2010     42.46        46.04      800,296.85

MFS(R) Value Investment Division (Class E)/(c)/...................................... 2001     11.70        11.54            0.00
                                                                                      2002     11.54         9.77      842,299.12
                                                                                      2003      9.77        12.09    2,688,090.95
                                                                                      2004     12.09        13.29    4,009,979.73
                                                                                      2005     13.29        12.92    3,945,338.48
                                                                                      2006     12.92        15.05    3,372,387.00
                                                                                      2007     15.05        14.28    3,032,426.90
                                                                                      2008     14.28         9.36    2,697,027.11
                                                                                      2009      9.36        11.16    2,414,788.75
                                                                                      2010     11.16        12.26    2,268,806.25

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division (Class E)/(c)/...................... 2001    $ 9.42       $ 8.65            0.00
                                                                                      2002      8.65         7.12      634,864.59
                                                                                      2003      7.12         9.65    3,114,501.40
                                                                                      2004      9.65        11.39    3,602,166.40
                                                                                      2005     11.39        12.71    3,317,221.36
                                                                                      2006     12.71        15.77    3,031,757.31
                                                                                      2007     15.77        17.22    2,877,630.78
                                                                                      2008     17.22         9.83    2,796,815.99
                                                                                      2009      9.83        12.48    2,548,424.84
                                                                                      2010     12.48        13.31    2,428,332.98

Morgan Stanley Mid Cap Growth Investment Division (Class E)/(n)/..................... 2010     13.41        15.60      897,116.60

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid Cap Opportunities
  Investment Division (Class E))/(c)(h)/............................................. 2001     18.33        15.78            0.00
                                                                                      2002     15.78        11.04      147,252.83
                                                                                      2003     11.04        14.68      490,905.38
                                                                                      2004     14.68        16.96    1,349,674.49
                                                                                      2005     16.96        17.87    1,259,761.54
                                                                                      2006     17.87        19.71    1,190,252.12
                                                                                      2007     19.71        21.06    1,052,899.12
                                                                                      2008     21.06         9.27      980,681.78
                                                                                      2009      9.27        12.25      929,395.27
                                                                                      2010     12.25        13.27            0.00

Neuberger Berman Genesis Investment Division (formerly BlackRock Strategic Value
  Investment Division (Class E)/(c)/................................................. 2001     14.24        14.01            0.00
                                                                                      2002     14.01        10.86      796,790.61
                                                                                      2003     10.86        16.08    2,552,703.05
                                                                                      2004     16.08        18.29    4,104,591.02
                                                                                      2005     18.29        18.78    3,853,381.72
                                                                                      2006     18.78        21.63    3,399,477.64
                                                                                      2007     21.63        20.60    3,003,297.27
                                                                                      2008     20.60        12.51    2,468,118.32
                                                                                      2009     12.51        13.95    2,320,727.08
                                                                                      2010     13.95        16.73    2,136,441.91

Neuberger Berman Mid Cap Value Investment Division (Class E)/(c)/.................... 2001     15.44        15.13            0.00
                                                                                      2002     15.13        13.49      222,971.85
                                                                                      2003     13.49        18.18      832,486.66
                                                                                      2004     18.18        22.04    1,810,459.47
                                                                                      2005     22.04        24.40    2,105,952.17
                                                                                      2006     24.40        26.81    1,858,433.89
                                                                                      2007     26.81        27.34    1,697,807.19
                                                                                      2008     27.34        14.20    1,410,908.34
                                                                                      2009     14.20        20.74    1,308,520.72
                                                                                      2010     20.74        25.83    1,298,857.26

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class E)/(c)/......................... 2001    $13.02       $12.28            0.00
                                                                                      2002     12.28        10.17      112,537.61
                                                                                      2003     10.17        13.10      406,709.15
                                                                                      2004     13.10        15.03      550,723.24
                                                                                      2005     15.03        17.23      651,568.46
                                                                                      2006     17.23        19.83      666,634.22
                                                                                      2007     19.83        20.81      653,391.71
                                                                                      2008     20.81        12.23      490,373.02
                                                                                      2009     12.23        16.92      494,739.96
                                                                                      2010     16.92        19.40      488,519.80

PIMCO Total Return Investment Division (Class E)/(c)/................................ 2001     10.25        10.45            0.00
                                                                                      2002     10.45        11.29    1,551,710.35
                                                                                      2003     11.29        11.65    4,544,053.32
                                                                                      2004     11.65        12.08    5,804,502.80
                                                                                      2005     12.08        12.21    5,682,275.41
                                                                                      2006     12.21        12.63    4,865,688.64
                                                                                      2007     12.63        13.42    4,559,147.92
                                                                                      2008     13.42        13.31    3,873,609.12
                                                                                      2009     13.31        15.54    3,834,269.93
                                                                                      2010     15.54        16.62    3,824,498.04

RCM Tecnology Investment Division (Class E)/(c)/..................................... 2001      7.05         6.10            0.00
                                                                                      2002      6.10         2.97      203,039.18
                                                                                      2003      2.97         4.62    1,637,949.51
                                                                                      2004      4.62         4.37    2,443,480.52
                                                                                      2005      4.37         4.80    2,087,513.19
                                                                                      2006      4.80         4.99    1,893,822.84
                                                                                      2007      4.99         6.50    2,352,962.18
                                                                                      2008      6.50         3.56    1,898,680.91
                                                                                      2009      3.56         5.61    2,150,461.87
                                                                                      2010      5.61         7.08    1,935,175.92

Russell 2000(R) Index Investment Division (Class E)/(c)/............................. 2001     12.07        12.02            0.00
                                                                                      2002     12.02         9.43      325,845.30
                                                                                      2003      9.43        13.60    1,535,666.47
                                                                                      2004     13.60        15.78    1,766,547.81
                                                                                      2005     15.78        16.27    1,664,179.07
                                                                                      2006     16.27        18.92    1,638,621.46
                                                                                      2007     18.92        18.37    1,484,310.60
                                                                                      2008     18.37        12.05    1,281,282.96
                                                                                      2009     12.05        14.98    1,272,032.31
                                                                                      2010     14.98        18.73    1,220,889.34

T. Rowe Price Large Cap Growth Investment Division (Class E)/(c)/.................... 2001     11.70        11.57            0.00
                                                                                      2002     11.57         8.76      192,844.11
                                                                                      2003      8.76        11.30      794,026.43
                                                                                      2004     11.30        12.25    1,219,617.60
                                                                                      2005     12.25        12.88    1,225,277.14
                                                                                      2006     12.88        14.37    1,166,910.77
                                                                                      2007     14.37        15.51    1,195,546.39
                                                                                      2008     15.51         8.89    1,003,023.65
                                                                                      2009      8.89        12.57      988,715.18
                                                                                      2010     12.57        14.51      939,617.23

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division (Class E)/(c)/...................... 2001    $ 8.64       $ 8.26            0.00
                                                                                      2002      8.26         4.56      160,883.93
                                                                                      2003      4.56         6.17      921,458.24
                                                                                      2004      6.17         7.19    1,640,762.91
                                                                                      2005      7.19         8.14    1,659,153.46
                                                                                      2006      8.14         8.55    1,649,785.51
                                                                                      2007      8.55         9.93    2,050,018.89
                                                                                      2008      9.93         5.92    1,658,057.16
                                                                                      2009      5.92         8.50    1,565,075.06
                                                                                      2010      8.50        10.75    1,516,446.19

T. Rowe Price Small Cap Growth Investment Division (Class E)/(c)/.................... 2001     12.35        12.17            0.00
                                                                                      2002     12.17         8.80      104,912.42
                                                                                      2003      8.80        12.22      500,675.63
                                                                                      2004     12.22        13.40      771,778.83
                                                                                      2005     13.40        14.66      761,468.45
                                                                                      2006     14.66        15.01      704,955.38
                                                                                      2007     15.01        16.26      616,681.57
                                                                                      2008     16.26        10.24      608,516.37
                                                                                      2009     10.24        14.03      549,368.36
                                                                                      2010     14.03        18.66      600,453.62

Western Asset Management Strategic Bond Opportunities Investment Division (Class
  E)/(c)/............................................................................ 2001     15.73        16.05            0.00
                                                                                      2002     16.05        17.34      206,607.47
                                                                                      2003     17.34        19.26    1,097,298.95
                                                                                      2004     19.26        20.26    1,832,959.07
                                                                                      2005     20.26        20.54    1,977,911.29
                                                                                      2006     20.54        21.27    1,760,927.58
                                                                                      2007     21.27        21.82    1,620,353.39
                                                                                      2008     21.82        18.29    1,202,776.44
                                                                                      2009     18.29        23.84    1,134,413.67
                                                                                      2010     23.84        26.52    1,095,111.42

Western Asset Management U.S Government Investment Division (Class E)/(c)/........... 2001     14.63        14.93            0.00
                                                                                      2002     14.93        15.87      884,065.72
                                                                                      2003     15.87        15.91    1,650,276.43
                                                                                      2004     15.91        16.16    1,751,365.92
                                                                                      2005     16.16        16.21    1,688,272.27
                                                                                      2006     16.21        16.65    1,448,834.33
                                                                                      2007     16.65        17.12    1,288,550.95
                                                                                      2008     17.12        16.83    1,078,581.67
                                                                                      2009     16.83        17.32      982,343.16
                                                                                      2010     17.32        18.07      906,793.11

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.35 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 14.69      $ 15.41      18,359.10
                                                           2007     15.41        15.68     128,590.78
                                                           2008     15.68        14.00      61,824.03
                                                           2009     14.00        15.53      46,093.67
                                                           2010     15.53        16.29      41,169.04

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.82        13.49           0.00
                                                           2002     13.49        10.76      42,895.22
                                                           2003     10.76        16.28     112,324.42
                                                           2004     16.28        19.38           0.00
                                                           2005     19.38        23.94     176,130.69
                                                           2006     23.94        29.25     166,426.72
                                                           2007     29.25        34.99     172,388.70
                                                           2008     34.99        16.02     153,163.94
                                                           2009     16.02        25.45     160,067.87
                                                           2010     25.45        30.70     137,631.02

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    124.45       112.74          49.73
                                                           2002    112.74        83.90      24,968.30
                                                           2003     83.90       113.07      76,886.54
                                                           2004    113.07       125.30           0.00
                                                           2005    125.30       143.43      81,958.32
                                                           2006    143.43       155.74      82,960.99
                                                           2007    155.74       172.35      77,590.70
                                                           2008    172.35        95.12      68,051.02
                                                           2009     95.12       130.64      68,654.45
                                                           2010    130.64       152.74      69,361.66

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     87.31        83.85          67.94
                                                           2002     83.85        67.45      34,473.47
                                                           2003     67.45        87.99      98,731.01
                                                           2004     87.99        95.67           0.00
                                                           2005     95.67        99.75     100,353.40
                                                           2006     99.75       113.21      95,626.75
                                                           2007    113.21       117.14      84,725.44
                                                           2008    117.14        71.71      72,996.66
                                                           2009     71.71        92.72      73,629.35
                                                           2010     92.72       101.77      70,271.24

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $12.32       $11.52            0.00
                                                           2002     11.52         9.36       43,634.50
                                                           2003      9.36        11.81      106,128.64
                                                           2004     11.81        13.75      105,876.06
                                                           2005     13.75        15.99      129,756.72
                                                           2006     15.99        18.34      102,227.92
                                                           2007     18.34        19.94      100,988.36
                                                           2008     19.94        10.97       97,167.07
                                                           2009     10.97        13.20       94,877.18
                                                           2010     13.20        13.94       82,353.11

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.20        11.42        6,261.19
                                                           2002     11.42        12.40      312,736.82
                                                           2003     12.40        12.66      874,135.59
                                                           2004     12.66        12.98    1,032,562.73
                                                           2005     12.98        13.06      920,216.74
                                                           2006     13.06        13.39      848,528.30
                                                           2007     13.39        14.10      799,006.81
                                                           2008     14.10        14.71      593,066.93
                                                           2009     14.71        15.26      616,172.99
                                                           2010     15.26        15.93      546,751.17

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     37.41        35.29            0.00
                                                           2002     35.29        24.79        7,386.06
                                                           2003     24.79        34.39       24,452.47
                                                           2004     34.39        38.26       22,934.30
                                                           2005     38.26        41.73       17,352.17
                                                           2006     41.73        43.87       16,678.26
                                                           2007     43.87        52.10       16,010.84
                                                           2008     52.10        27.87       13,734.18
                                                           2009     27.87        41.02       16,529.25
                                                           2010     41.02        46.62       15,486.04

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     43.02        45.41       48,510.98
                                                           2003     45.41        47.35       80,135.60
                                                           2004     47.35        48.71       77,023.59
                                                           2005     48.71        49.14       71,138.99
                                                           2006     49.14        50.55       66,530.41
                                                           2007     50.55        52.93       59,097.00
                                                           2008     52.93        50.35       44,379.74
                                                           2009     50.35        54.30       56,093.21
                                                           2010     54.30        57.95       49,071.33

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     41.41        42.56        1,904.42
                                                           2002     42.56        43.07            0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $37.43       $36.49           0.00
                                                           2002     36.49        30.98      52,924.09
                                                           2003     30.98        36.81     126,613.75
                                                           2004     36.81        39.32     110,693.31
                                                           2005     39.32        39.94     102,872.09
                                                           2006     39.94        43.48      85,131.07
                                                           2007     43.48        45.34      76,257.70
                                                           2008     45.34        33.60      62,219.81
                                                           2009     33.60        38.83      59,318.76
                                                           2010     38.83        41.94      53,569.28

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     80.92        81.71      26,345.77
                                                           2008     81.71        50.58      21,368.12
                                                           2009     50.58        59.53      21,677.47
                                                           2010     59.53        66.17      20,041.55

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     71.19        66.45           0.00
                                                           2002     66.45        48.38      22,126.54
                                                           2003     48.38        62.07      54,067.88
                                                           2004     62.07        67.79      44,561.24
                                                           2005     67.79        69.19      37,120.79
                                                           2006     69.19        77.77      29,819.58
                                                           2007     77.77        81.60           0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.92      26,007.00
                                                           2003      7.92        10.58     114,758.59
                                                           2004     10.58        11.83     124,616.77
                                                           2005     11.83        12.34     132,351.74
                                                           2006     12.34        14.51     144,939.13
                                                           2007     14.51        14.79     180,099.46
                                                           2008     14.79         9.48     166,205.79
                                                           2009      9.48        10.39     170,380.03
                                                           2010     10.39        11.18     140,269.58

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     22.83        22.72           0.00
                                                           2004     22.72        22.60      24,745.68
                                                           2005     22.60        22.91      15,864.88
                                                           2006     22.91        23.65      12,085.62
                                                           2007     23.65        24.48       9,760.24
                                                           2008     24.48        24.80      12,590.37
                                                           2009     24.80        24.55       8,442.58
                                                           2010     24.55        24.22       8,073.82

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $27.27       $26.54           0.00
                                                        2002     26.54        21.85      26,063.03
                                                        2003     21.85        28.18      79,580.31
                                                        2004     28.18        31.18      86,014.48
                                                        2005     31.18        33.88     100,194.76
                                                        2006     33.88        38.24     113,046.24
                                                        2007     38.24        39.40     120,101.76
                                                        2008     39.40        23.53     107,824.93
                                                        2009     23.53        30.61     108,187.72
                                                        2010     30.61        33.77     114,348.85

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     22.83        18.80       1,227.76
                                                        2003     18.80        23.51      19,216.51
                                                        2004     23.51        26.34      18,013.62
                                                        2005     26.34        28.73      25,281.89
                                                        2006     28.73        31.68      29,139.19
                                                        2007     31.68        32.51      16,035.93
                                                        2008     32.51        19.55      15,150.00
                                                        2009     19.55        23.47      16,288.50
                                                        2010     23.47        26.49      12,429.91

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.59         8.84       1,376.82
                                                        2003      8.84        11.79      23,574.96
                                                        2004     11.79        14.03      50,647.63
                                                        2005     14.03        15.82      63,311.72
                                                        2006     15.82        20.14     108,757.14
                                                        2007     20.14        19.67      94,536.00
                                                        2008     19.67        11.48      66,791.15
                                                        2009     11.48        17.59      79,107.89
                                                        2010     17.59        20.22      74,037.00

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.23         8.49      12,002.23
                                                        2003      8.49        11.65      47,269.92
                                                        2004     11.65        12.25      55,942.48
                                                        2005     12.25        13.11      46,250.06
                                                        2006     13.11        14.78      36,783.40
                                                        2007     14.78        16.21      28,401.51
                                                        2008     16.21         9.80      24,227.64
                                                        2009      9.80        12.95      23,603.80
                                                        2010     12.95        16.15      22,679.56

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      4.08         4.91     102,688.22
                                                        2006      4.91         4.97      99,855.74
                                                        2007      4.97         5.47      81,812.76
                                                        2008      5.47         3.42      72,686.78
                                                        2009      3.42         4.72      95,325.91
                                                        2010      4.72         5.19      87,924.66

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.39       $ 4.92           0.00
                                                               2002      4.92         3.45      45,545.26
                                                               2003      3.45         4.28     117,550.11
                                                               2004      4.28         4.42     106,948.60
                                                               2005      4.42         4.04     104,559.88

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.40         9.68      27,389.10
                                                               2003      9.68        12.07     101,179.91
                                                               2004     12.07        13.63     103,651.12
                                                               2005     13.63        14.55     105,505.48
                                                               2006     14.55        16.47     102,185.95
                                                               2007     16.47        15.82     101,304.19
                                                               2008     15.82         9.64      84,884.81
                                                               2009      9.64        13.02      84,533.17
                                                               2010     13.02        15.81      79,809.73

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Partners Aggressive
  Growth (Class E))/(e)/...................................... 2003      5.56         6.79      53,677.30
                                                               2004      6.79         7.27      49,505.32
                                                               2005      7.27         8.15      40,695.65
                                                               2006      8.15         7.92      43,978.73
                                                               2007      7.92         7.99      40,458.90
                                                               2008      7.99         4.80      37,312.34
                                                               2009      4.80         6.32      34,985.73
                                                               2010      6.32         7.72      27,960.33

Legg Mason Partners Aggressive Growth Investment
  Division (Class E)/(e)
  /(formerly Janus Aggressive Growth)......................... 2001      8.86         7.74         742.89
                                                               2002      7.74         5.29      35,295.70
                                                               2003      5.29         5.56           0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.46        10.15      75,180.02
                                                               2007     10.15         9.43      74,100.02
                                                               2008      9.43         4.22      76,677.91
                                                               2009      4.22         5.75      77,841.22
                                                               2010      5.75         6.09     166,424.04

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.73         8.30           0.00
                                                               2002      8.30         6.53      21,527.40
                                                               2003      6.53         7.83      58,898.39
                                                               2004      7.83         8.60      71,228.93
                                                               2005      8.60         9.09      79,832.46
                                                               2006      9.09         9.50      76,700.37

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $23.03       $22.55           0.00
                                                               2002     22.55        17.43       8,854.74
                                                               2003     17.43        23.44      14,865.07
                                                               2004     23.44        26.87      15,772.24
                                                               2005     26.87        28.31      15,889.83
                                                               2006     28.31        32.54      19,152.06
                                                               2007     32.54        35.87      26,665.14
                                                               2008     35.87        22.65      26,970.19
                                                               2009     22.65        29.06      26,685.45
                                                               2010     29.06        36.51      23,639.02

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.17         8.79         641.28
                                                               2002      8.79         6.26      42,198.43
                                                               2003      6.26         8.94     129,883.22
                                                               2004      8.94         9.81     110,100.66
                                                               2005      9.81        10.11     100,061.07
                                                               2006     10.11        10.96      87,697.00
                                                               2007     10.96        11.29      74,865.08
                                                               2008     11.29         6.53      58,518.43
                                                               2009      6.53         8.38      55,781.76
                                                               2010      8.38        10.86      54,042.20

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.83        10.50      25,553.69
                                                               2003     10.50        12.37     135,998.74
                                                               2004     12.37        13.21     144,063.98
                                                               2005     13.21        13.24     145,272.09
                                                               2006     13.24        14.27     161,155.36
                                                               2007     14.27        15.02     160,667.78
                                                               2008     15.02        12.07     121,621.17
                                                               2009     12.07        16.31     118,111.75
                                                               2010     16.31        18.18      93,359.17

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.79        10.52           0.00
                                                               2002     10.52        10.83           0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     25.51        26.39       3,000.25
                                                               2002     26.39        23.69     100,372.64
                                                               2003     23.69        30.96     197,310.42
                                                               2004     30.96        33.53     187,826.49
                                                               2005     33.53        36.33     173,904.88
                                                               2006     36.33        40.25     156,465.27
                                                               2007     40.25        36.94     135,918.88
                                                               2008     36.94        19.65     117,493.11
                                                               2009     19.65        27.40     107,747.93
                                                               2010     27.40        31.05     117,053.96

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.43       $10.33           0.00
                                                        2002     10.33         8.66     172,378.33
                                                        2003      8.66        11.51     419,021.80
                                                        2004     11.51        13.16     327,734.49
                                                        2005     13.16        14.56     295,468.66
                                                        2006     14.56        15.78     290,033.92
                                                        2007     15.78        16.76     247,215.23
                                                        2008     16.76        10.53     220,927.02
                                                        2009     10.53        14.23     202,584.39
                                                        2010     14.23        17.70     178,483.20

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     38.32        36.19           0.00
                                                        2002     36.19        27.70     119,578.50
                                                        2003     27.70        34.98     344,851.84
                                                        2004     34.98        38.10     429,636.65
                                                        2005     38.10        39.27     376,059.33
                                                        2006     39.27        44.67     350,967.63
                                                        2007     44.67        46.30     349,602.19
                                                        2008     46.30        28.69     320,956.17
                                                        2009     28.69        35.69     319,506.79
                                                        2010     35.69        40.35     285,741.00

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      9.02         8.37         685.38
                                                        2002      8.37         7.30      43,753.69
                                                        2003      7.30         9.51     106,300.23
                                                        2004      9.51        11.23      93,438.81
                                                        2005     11.23        12.91     118,584.13
                                                        2006     12.91        16.15     114,284.28
                                                        2007     16.15        18.07     101,274.88
                                                        2008     18.07        10.28      95,326.07
                                                        2009     10.28        13.36      96,825.76
                                                        2010     13.36        14.70      88,667.75

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     37.07        40.33       5,015.22
                                                        2005     40.33        40.92      12,188.95
                                                        2006     40.92        45.19       8,094.43
                                                        2007     45.19        46.42       9,651.68
                                                        2008     46.42        35.56       6,885.97
                                                        2009     35.56        41.51       7,610.74
                                                        2010     41.51        44.96      14,324.60

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.67        11.50       6,886.22
                                                        2002     11.50         9.73     250,318.17
                                                        2003      9.73        12.03     531,019.92
                                                        2004     12.03        13.21     500,901.37
                                                        2005     13.21        12.83     471,804.15
                                                        2006     12.83        14.93     394,769.18
                                                        2007     14.93        14.15     341,495.09
                                                        2008     14.15         9.27     295,292.49
                                                        2009      9.27        11.03     283,411.78
                                                        2010     11.03        12.11     289,533.62

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.39       $ 8.62           0.00
                                                           2002      8.62         7.09     185,161.47
                                                           2003      7.09         9.60     490,202.46
                                                           2004      9.60        11.32     400,427.76
                                                           2005     11.32        12.62     340,743.12
                                                           2006     12.62        15.64     316,971.29
                                                           2007     15.64        17.07     271,023.80
                                                           2008     17.07         9.74     263,092.91
                                                           2009      9.74        12.34     251,890.00
                                                           2010     12.34        13.15     232,457.65

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     13.24        15.39      67,276.91

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     18.25        15.71           0.00
                                                           2002     15.71        10.98      28,007.26
                                                           2003     10.98        14.58      79,667.48
                                                           2004     14.58        16.82     117,857.25
                                                           2005     16.82        17.72      99,136.78
                                                           2006     17.72        19.52      88,442.15
                                                           2007     19.52        20.83      81,596.15
                                                           2008     20.83         9.17      70,188.23
                                                           2009      9.17        12.10      72,550.40
                                                           2010     12.10        13.09           0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.22        13.99         417.61
                                                           2002     13.99        10.83     238,452.23
                                                           2003     10.83        16.02     505,050.18
                                                           2004     16.02        18.21     506,824.52
                                                           2005     18.21        18.67     467,174.61
                                                           2006     18.67        21.49     402,430.01
                                                           2007     21.49        20.44     342,620.13
                                                           2008     20.44        12.40     289,251.46
                                                           2009     12.40        13.82     303,310.28
                                                           2010     13.82        16.56     268,256.95

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.40        15.09           0.00
                                                           2002     15.09        13.44      61,842.64
                                                           2003     13.44        18.08     153,070.93
                                                           2004     18.08        21.90     192,494.69
                                                           2005     21.90        24.22     185,948.75
                                                           2006     24.22        26.59     180,858.46
                                                           2007     26.59        27.09     161,904.13
                                                           2008     27.09        14.06     149,029.06
                                                           2009     14.06        20.51     155,727.90
                                                           2010     20.51        25.52     169,297.13

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.96       $12.22           0.00
                                                          2002     12.22        10.11      25,723.07
                                                          2003     10.11        13.01      87,598.04
                                                          2004     13.01        14.91      88,437.03
                                                          2005     14.91        17.08     104,706.65
                                                          2006     17.08        19.63     108,321.55
                                                          2007     19.63        20.59     110,568.99
                                                          2008     20.59        12.09      96,957.57
                                                          2009     12.09        16.70      88,015.88
                                                          2010     16.70        19.13      76,118.37

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.25        10.44         893.80
                                                          2002     10.44        11.27     348,728.42
                                                          2003     11.27        11.61     785,206.99
                                                          2004     11.61        12.04     736,011.39
                                                          2005     12.04        12.15     770,230.72
                                                          2006     12.15        12.55     658,455.77
                                                          2007     12.55        13.33     632,285.69
                                                          2008     13.33        13.21     551,168.53
                                                          2009     13.21        15.41     539,423.74
                                                          2010     15.41        16.45     476,973.24

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.05         6.09           0.00
                                                          2002      6.09         2.97      26,937.79
                                                          2003      2.97         4.61     282,985.19
                                                          2004      4.61         4.35     254,320.32
                                                          2005      4.35         4.78     215,482.66
                                                          2006      4.78         4.96     212,426.40
                                                          2007      4.96         6.46     228,396.00
                                                          2008      6.46         3.53     163,805.22
                                                          2009      3.53         5.56     189,385.96
                                                          2010      5.56         7.01     157,794.46

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     12.04        11.99           0.00
                                                          2002     11.99         9.39      88,447.10
                                                          2003      9.39        13.53     283,477.35
                                                          2004     13.53        15.68     231,061.72
                                                          2005     15.68        16.16     188,559.84
                                                          2006     16.16        18.77     182,618.66
                                                          2007     18.77        18.21     157,487.90
                                                          2008     18.21        11.93     131,895.91
                                                          2009     11.93        14.81     131,889.16
                                                          2010     14.81        18.51     111,720.63

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------

T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.67       $11.53           0.00
                                                       2002     11.53         8.73      31,319.69
                                                       2003      8.73        11.24     134,850.44
                                                       2004     11.24        12.18     140,086.68
                                                       2005     12.18        12.79     150,140.67
                                                       2006     12.79        14.26     135,896.81
                                                       2007     14.26        15.37     133,360.19
                                                       2008     15.37         8.80     127,217.51
                                                       2009      8.80        12.43     135,973.72
                                                       2010     12.43        14.34     115,196.38

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.64         8.26         703.88
                                                       2002      8.26         4.56      82,736.61
                                                       2003      4.56         6.15     157,205.97
                                                       2004      6.15         7.16     167,613.18
                                                       2005      7.16         8.10     198,655.45
                                                       2006      8.10         8.50     152,035.22
                                                       2007      8.50         9.86     177,985.78
                                                       2008      9.86         5.87     141,257.92
                                                       2009      5.87         8.43     153,547.79
                                                       2010      8.43        10.64     147,269.01

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     12.30        12.11           0.00
                                                       2002     12.11         8.74      20,287.57
                                                       2003      8.74        12.13      69,711.26
                                                       2004     12.13        13.29      76,684.45
                                                       2005     13.29        14.53      89,028.74
                                                       2006     14.53        14.87      81,884.92
                                                       2007     14.87        16.09      71,559.81
                                                       2008     16.09        10.11      62,293.86
                                                       2009     10.11        13.85      61,037.74
                                                       2010     13.85        18.41      51,946.98

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     15.63        15.94           0.00
                                                       2002     15.94        17.20      63,409.50
                                                       2003     17.20        19.09     196,359.24
                                                       2004     19.09        20.05     189,299.59
                                                       2005     20.05        20.31     196,410.28
                                                       2006     20.31        21.01     179,284.01
                                                       2007     21.01        21.54     158,276.17
                                                       2008     21.54        18.04     110,058.56
                                                       2009     18.04        23.49     107,449.76
                                                       2010     23.49        26.10      88,240.41

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $14.53       $14.82           0.00
                                                    2002     14.82        15.74     188,005.10
                                                    2003     15.74        15.77     313,395.25
                                                    2004     15.77        15.99     264,335.59
                                                    2005     15.99        16.03     242,161.56
                                                    2006     16.03        16.44     189,943.46
                                                    2007     16.44        16.89     166,280.80
                                                    2008     16.89        16.59     117,835.37
                                                    2009     16.59        17.06     107,529.64
                                                    2010     17.06        17.78      89,346.73

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.45 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/.... 2006   $ 14.56      $ 15.26      28,569.70
                                                            2007     15.26        15.52     149,814.19
                                                            2008     15.52        13.84      47,001.89
                                                            2009     13.84        15.34      44,475.29
                                                            2010     15.34        16.07      36,490.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................. 2001     13.77        13.45           0.00
                                                            2002     13.45        10.71           0.00
                                                            2003     10.71        16.18     107,784.55
                                                            2004     16.18        19.25     281,007.79
                                                            2005     19.25        23.75     313,233.26
                                                            2006     23.75        29.00     270,716.25
                                                            2007     29.00        34.66     293,038.02
                                                            2008     34.66        15.85     229,143.49
                                                            2009     15.85        25.16     215,741.06
                                                            2010     25.16        30.31     201,537.32

American Funds Growth Investment Division+ ( Class 2)/(c)/. 2001    122.35       110.79           0.00
                                                            2002    110.79        82.36           0.00
                                                            2003     82.36       110.90      46,696.36
                                                            2004    110.90       122.77     112,711.09
                                                            2005    122.77       140.39     113,022.31
                                                            2006    140.39       152.29     108,746.95
                                                            2007    152.29       168.36      99,935.58
                                                            2008    168.36        92.82      86,140.60
                                                            2009     92.82       127.36      76,883.79
                                                            2010    127.36       148.75      76,604.81

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/........................................... 2001     85.84        82.40           0.00
                                                            2002     82.40        66.22           0.00
                                                            2003     66.22        86.30      59,813.89
                                                            2004     86.30        93.74     130,811.15
                                                            2005     93.74        97.64     124,289.21
                                                            2006     97.64       110.70     117,188.16
                                                            2007    110.70       114.43     111,462.86
                                                            2008    114.43        69.98      96,246.95
                                                            2009     69.98        90.39      83,532.89
                                                            2010     90.39        99.12      87,048.37

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $12.19      $ 11.40           0.00
                                                           2002     11.40         9.25           0.00
                                                           2003      9.25        11.66      34,399.87
                                                           2004     11.66        13.57      71,716.66
                                                           2005     13.57        15.75     113,878.43
                                                           2006     15.75        18.05      90,369.13
                                                           2007     18.05        19.61      88,675.07
                                                           2008     19.61        10.78     105,754.35
                                                           2009     10.78        12.96      70,220.48
                                                           2010     12.96        13.67      60,031.52

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.17        11.38           0.00
                                                           2002     11.38        12.35           0.00
                                                           2003     12.35        12.59     337,928.72
                                                           2004     12.59        12.90     909,684.24
                                                           2005     12.90        12.97     875,676.07
                                                           2006     12.97        13.28     858,763.61
                                                           2007     13.28        13.97     784,444.17
                                                           2008     13.97        14.56     611,234.70
                                                           2009     14.56        15.09     561,315.35
                                                           2010     15.09        15.74     557,184.80

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     36.92        34.81           0.00
                                                           2002     34.81        24.43           0.00
                                                           2003     24.43        33.85      24,635.07
                                                           2004     33.85        37.63      47,882.75
                                                           2005     37.63        41.00      45,689.14
                                                           2006     41.00        43.06      41,297.69
                                                           2007     43.06        51.09      33,398.73
                                                           2008     51.09        27.30      30,633.92
                                                           2009     27.30        40.14      28,257.84
                                                           2010     40.14        45.57      29,826.93

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     42.22        44.53           0.00
                                                           2003     44.53        46.39      35,414.49
                                                           2004     46.39        47.68      70,112.32
                                                           2005     47.68        48.05      74,904.06
                                                           2006     48.05        49.38      70,579.02
                                                           2007     49.38        51.65      61,959.21
                                                           2008     51.65        49.08      54,310.84
                                                           2009     49.08        52.87      50,740.38
                                                           2010     52.87        56.38      48,958.84

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     40.67        41.78           0.00
                                                           2002     41.78       359.10           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $36.87       $35.93           0.00
                                                           2002     35.93        30.48           0.00
                                                           2003     30.48        36.17      63,226.55
                                                           2004     36.17        38.60     136,889.73
                                                           2005     38.60        39.17     133,601.49
                                                           2006     39.17        42.59     114,791.83
                                                           2007     42.59        44.37     101,862.26
                                                           2008     44.37        32.85      84,562.68
                                                           2009     32.85        37.93      75,807.44
                                                           2010     37.93        40.92      79,478.47

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     79.01        79.73      31,043.42
                                                           2008     79.73        49.30      25,395.96
                                                           2009     49.30        57.97      21,433.11
                                                           2010     57.97        64.37      21,059.10

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     69.91        65.23           0.00
                                                           2002     65.23        47.44           0.00
                                                           2003     47.44        60.81      21,946.12
                                                           2004     60.81        66.35      43,113.60
                                                           2005     66.35        67.65      37,748.49
                                                           2006     67.65        75.96      33,784.59
                                                           2007     75.96        79.67           0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.92           0.00
                                                           2003      7.92        10.57      95,061.21
                                                           2004     10.57        11.80     180,805.09
                                                           2005     11.80        12.30     160,449.56
                                                           2006     12.30        14.45     248,401.80
                                                           2007     14.45        14.70     214,750.95
                                                           2008     14.70         9.41     176,299.11
                                                           2009      9.41        10.31     157,172.75
                                                           2010     10.31        11.08     154,701.67

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     22.39        22.26       6,556.58
                                                           2004     22.26        22.12      28,818.00
                                                           2005     22.12        22.40      25,847.59
                                                           2006     22.40        23.11      27,458.21
                                                           2007     23.11        23.89      20,371.08
                                                           2008     23.89        24.18      21,668.65
                                                           2009     24.18        23.91      24,492.61
                                                           2010     23.91        23.56      25,839.23

Davis Venture Value Investment Division (Class E)/(c)/.... 2001     27.09        26.35           0.00
                                                           2002     26.35        21.67           0.00
                                                           2003     21.67        27.93      30,312.18
                                                           2004     27.93        30.86     103,247.87
                                                           2005     30.86        33.51     107,349.44
                                                           2006     33.51        37.78     124,574.98
                                                           2007     37.78        38.89     111,810.22
                                                           2008     38.89        23.20     102,623.60
                                                           2009     23.20        30.15      99,637.92
                                                           2010     30.15        33.22     106,090.66

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
FI Value Leaders Investment Division (Class E)/(d)/... 2002    $22.63       $18.62           0.00
                                                       2003     18.62        23.26       7,003.77
                                                       2004     23.26        26.04      28,986.63
                                                       2005     26.04        28.37      40,391.30
                                                       2006     28.37        31.25      45,430.52
                                                       2007     31.25        32.04      38,146.64
                                                       2008     32.04        19.25      26,036.40
                                                       2009     19.25        23.08      25,886.75
                                                       2010     23.08        26.03      22,399.41

Harris Oakmark International Investment Division
  (Class E)/(d)/...................................... 2002     10.59         8.83           0.00
                                                       2003      8.83        11.76      23,418.79
                                                       2004     11.76        13.99     157,295.51
                                                       2005     13.99        15.76     151,139.31
                                                       2006     15.76        20.03     199,502.16
                                                       2007     20.03        19.55     166,704.72
                                                       2008     19.55        11.40     113,224.07
                                                       2009     11.40        17.44     120,742.26
                                                       2010     17.44        20.03     122,495.56

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/...................................... 2002     11.22         8.48           0.00
                                                       2003      8.48        11.62      28,663.89
                                                       2004     11.62        12.21      62,374.40
                                                       2005     12.21        13.05      55,127.15
                                                       2006     13.05        14.70      57,454.91
                                                       2007     14.70        16.11      43,624.65
                                                       2008     16.11         9.73      38,730.93
                                                       2009      9.73        12.85      37,766.16
                                                       2010     12.85        16.00      34,734.59

Jennison Growth Investment Division (Class E)/(c)(g)/. 2005      4.06         4.88      52,167.37
                                                       2006      4.88         4.93      44,932.37
                                                       2007      4.93         5.42      51,308.46
                                                       2008      5.42         3.39      38,907.86
                                                       2009      3.39         4.67     121,161.49
                                                       2010      4.67         5.13     183,683.71

Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)... 2001      5.39         4.91           0.00
                                                       2002      4.91         3.44           0.00
                                                       2003      3.44         4.26      32,610.52
                                                       2004      4.26         4.40      57,580.19
                                                       2005      4.40         4.02      57,550.47

Lazard Mid Cap Investment Division (Class E)/(d)/..... 2002     11.39         9.67           0.00
                                                       2003      9.67        12.04      58,322.52
                                                       2004     12.04        13.58      98,196.55
                                                       2005     13.58        14.49      94,316.75
                                                       2006     14.49        16.39      96,748.96
                                                       2007     16.39        15.72     104,909.86
                                                       2008     15.72         9.57      93,543.74
                                                       2009      9.57        12.91      78,251.09
                                                       2010     12.91        15.66      66,775.02

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003    $ 5.55       $ 6.77     12,502.92
                                                               2004      6.77         7.24     26,758.73
                                                               2005      7.24         8.12     39,423.38
                                                               2006      8.12         7.87     31,402.39
                                                               2007      7.87         7.94     27,818.16
                                                               2008      7.94         4.77     29,274.29
                                                               2009      4.77         6.26     29,473.07
                                                               2010      6.26         7.64     33,435.09

Legg Mason Partners Aggressive Growth Investment Division
  (Class E)/(e) /(formerly Janus Aggressive Growth)........... 2001      8.86         7.74          0.00
                                                               2002      7.74         5.29          0.00
                                                               2003      5.29         5.55          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.39        10.07     82,047.02
                                                               2007     10.07         9.35     66,897.73
                                                               2008      9.35         4.18     60,822.85
                                                               2009      4.18         5.69     57,470.75
                                                               2010      5.69         6.02     57,199.36

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.71         8.28          0.00
                                                               2002      8.28         6.51          0.00
                                                               2003      6.51         7.79     14,467.31
                                                               2004      7.79         8.55     47,907.97
                                                               2005      8.55         9.02     86,692.72
                                                               2006      9.02         9.43     81,123.38

Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001     22.87        22.38          0.00
                                                               2002     22.38        17.28          0.00
                                                               2003     17.28        23.21      9,515.41
                                                               2004     23.21        26.59     23,017.07
                                                               2005     26.59        27.98     25,835.24
                                                               2006     27.98        32.13     38,371.35
                                                               2007     32.13        35.38     52,045.85
                                                               2008     35.38        22.32     38,880.19
                                                               2009     22.32        28.61     32,210.94
                                                               2010     28.61        35.91     31,834.00

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001    $ 9.17       $ 8.79           0.00
                                                               2002      8.79         6.25           0.00
                                                               2003      6.25         8.91      63,963.08
                                                               2004      8.91         9.77     106,338.31
                                                               2005      9.77        10.06      78,553.10
                                                               2006     10.06        10.90      80,982.19
                                                               2007     10.90        11.22      70,074.75
                                                               2008     11.22         6.48      62,494.20
                                                               2009      6.48         8.31      58,776.47
                                                               2010      8.31        10.76      53,322.41

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.77        10.44           0.00
                                                               2003     10.44        12.29     109,251.70
                                                               2004     12.29        13.11     186,732.76
                                                               2005     13.11        13.13     175,765.80
                                                               2006     13.13        14.13     174,705.35
                                                               2007     14.13        14.86     161,552.42
                                                               2008     14.86        11.93     134,259.20
                                                               2009     11.93        16.10     163,917.40
                                                               2010     16.10        17.93     175,369.31

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.74        10.47           0.00
                                                               2002     10.47        15.64           0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     25.30        26.16           0.00
                                                               2002     26.16        23.47           0.00
                                                               2003     23.47        30.64      95,044.25
                                                               2004     30.64        33.14     185,134.88
                                                               2005     33.14        35.88     173,787.79
                                                               2006     35.88        39.71     154,485.29
                                                               2007     39.71        36.40     130,818.69
                                                               2008     36.40        19.34     121,899.38
                                                               2009     19.34        26.94     110,240.29
                                                               2010     26.94        30.51     100,223.20

MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/.............................................. 2001     10.42        10.31           0.00
                                                               2002     10.31         8.63           0.00
                                                               2003      8.63        11.47     178,510.90
                                                               2004     11.47        13.10     300,664.65
                                                               2005     13.10        14.48     294,439.06
                                                               2006     14.48        15.68     276,322.43
                                                               2007     15.68        16.64     270,365.66
                                                               2008     16.64        10.44     236,119.79
                                                               2009     10.44        14.09     208,005.06
                                                               2010     14.09        17.51     201,564.42

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class E)/(c)/. 2001    $37.89       $35.77           0.00
                                                        2002     35.77        27.35           0.00
                                                        2003     27.35        34.51     162,077.32
                                                        2004     34.51        37.54     465,903.25
                                                        2005     37.54        38.66     440,477.42
                                                        2006     38.66        43.93     396,989.41
                                                        2007     43.93        45.49     370,813.44
                                                        2008     45.49        28.16     363,473.21
                                                        2009     28.16        34.99     327,666.89
                                                        2010     34.99        39.52     339,490.00

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      9.01         8.38           0.00
                                                        2002      8.38         7.30           0.00
                                                        2003      7.30         9.50      25,599.56
                                                        2004      9.50        11.21      70,828.12
                                                        2005     11.21        12.87      94,222.73
                                                        2006     12.87        16.09     120,925.48
                                                        2007     16.09        17.98     119,243.99
                                                        2008     17.98        10.21     123,987.72
                                                        2009     10.21        13.26      88,263.14
                                                        2010     13.26        14.58      75,610.22

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     36.45        39.62      17,149.94
                                                        2005     39.62        40.16      50,509.77
                                                        2006     40.16        44.31      71,124.70
                                                        2007     44.31        45.47     114,974.67
                                                        2008     45.47        34.80      86,913.95
                                                        2009     34.80        40.57     110,222.67
                                                        2010     40.57        43.91     119,511.53

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.64        11.47           0.00
                                                        2002     11.47         9.69           0.00
                                                        2003      9.69        11.97     214,996.50
                                                        2004     11.97        13.13     448,372.16
                                                        2005     13.13        12.74     452,608.06
                                                        2006     12.74        14.81     372,921.00
                                                        2007     14.81        14.02     332,206.15
                                                        2008     14.02         9.17     335,654.65
                                                        2009      9.17        10.91     288,597.58
                                                        2010     10.91        11.96     249,220.98

Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/....................................... 2001      9.37         8.59           0.00
                                                        2002      8.59         7.06           0.00
                                                        2003      7.06         9.55     213,668.04
                                                        2004      9.55        11.25     429,594.36
                                                        2005     11.25        12.53     414,334.00
                                                        2006     12.53        15.52     363,187.49
                                                        2007     15.52        16.91     316,096.12
                                                        2008     16.91         9.64     321,287.17
                                                        2009      9.64        12.21     284,306.48
                                                        2010     12.21        12.99     293,691.09

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010    $13.07       $15.17     146,891.87

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     18.16        15.63           0.00
                                                           2002     15.63        10.91           0.00
                                                           2003     10.91        14.48      27,218.83
                                                           2004     14.48        16.69     144,473.15
                                                           2005     16.69        17.56     136,671.29
                                                           2006     17.56        19.33     135,654.97
                                                           2007     19.33        20.61     120,949.07
                                                           2008     20.61         9.06     135,907.25
                                                           2009      9.06        11.94     138,421.91
                                                           2010     11.94        12.92           0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.21        13.96           0.00
                                                           2002     13.96        10.80           0.00
                                                           2003     10.80        15.97     251,687.65
                                                           2004     15.97        18.12     499,178.98
                                                           2005     18.12        18.57     449,154.44
                                                           2006     18.57        21.35     410,979.23
                                                           2007     21.35        20.29     359,946.92
                                                           2008     20.29        12.30     302,138.46
                                                           2009     12.30        13.68     283,371.27
                                                           2010     13.68        16.38     272,466.07

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.35        15.04           0.00
                                                           2002     15.04        13.38           0.00
                                                           2003     13.38        17.99      76,319.02
                                                           2004     17.99        21.77     251,133.28
                                                           2005     21.77        24.05     281,027.93
                                                           2006     24.05        26.38     220,656.00
                                                           2007     26.38        26.85     202,718.14
                                                           2008     26.85        13.92     172,510.66
                                                           2009     13.92        20.28     151,503.58
                                                           2010     20.28        25.21     163,109.82

Oppenheimer Global Equity Investment Division
  (Class E)/(c)/.......................................... 2001     12.90        12.16           0.00
                                                           2002     12.16        10.06           0.00
                                                           2003     10.06        12.92      32,601.95
                                                           2004     12.92        14.79      59,343.76
                                                           2005     14.79        16.93      65,372.72
                                                           2006     16.93        19.44      62,930.90
                                                           2007     19.44        20.37      61,234.70
                                                           2008     20.37        11.94      46,221.82
                                                           2009     11.94        16.49      44,343.71
                                                           2010     16.49        18.87      45,184.46

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
PIMCO Total Return Investment Division (Class E)/(c)/.... 2001    $10.24       $10.43           0.00
                                                          2002     10.43        11.25           0.00
                                                          2003     11.25        11.58     384,622.02
                                                          2004     11.58        11.99     650,652.49
                                                          2005     11.99        12.09     722,177.32
                                                          2006     12.09        12.48     548,420.10
                                                          2007     12.48        13.24     679,792.80
                                                          2008     13.24        13.11     426,006.69
                                                          2009     13.11        15.27     447,407.93
                                                          2010     15.27        16.29     536,217.64

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.05         6.09           0.00
                                                          2002      6.09         2.96           0.00
                                                          2003      2.96         4.60     222,773.97
                                                          2004      4.60         4.34     334,452.62
                                                          2005      4.34         4.75     289,437.15
                                                          2006      4.75         4.94     226,227.02
                                                          2007      4.94         6.41     391,805.49
                                                          2008      6.41         3.51     248,780.83
                                                          2009      3.51         5.51     303,452.40
                                                          2010      5.51         6.94     330,488.74

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     12.01        11.95           0.00
                                                          2002     11.95         9.35           0.00
                                                          2003      9.35        13.46     119,112.34
                                                          2004     13.46        15.59     225,634.05
                                                          2005     15.59        16.04     207,349.65
                                                          2006     16.04        18.61     191,942.00
                                                          2007     18.61        18.04     171,927.11
                                                          2008     18.04        11.81     138,761.89
                                                          2009     11.81        14.65     130,087.10
                                                          2010     14.65        18.28     128,817.75

T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/......................................... 2001     11.64        11.50           0.00
                                                          2002     11.50         8.69           0.00
                                                          2003      8.69        11.19      69,718.44
                                                          2004     11.19        12.11     127,519.84
                                                          2005     12.11        12.70     128,655.91
                                                          2006     12.70        14.14     117,337.97
                                                          2007     14.14        15.23     116,866.38
                                                          2008     15.23         8.71     112,491.80
                                                          2009      8.71        12.29     103,365.41
                                                          2010     12.29        14.16      97,287.97

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $ 8.64       $ 8.25           0.00
                                                       2002      8.25         4.55           0.00
                                                       2003      4.55         6.13      47,071.94
                                                       2004      6.13         7.14     192,193.87
                                                       2005      7.14         8.06     243,026.42
                                                       2006      8.06         8.45     190,725.55
                                                       2007      8.45         9.79     397,174.12
                                                       2008      9.79         5.83     273,492.99
                                                       2009      5.83         8.35     234,942.57
                                                       2010      8.35        10.54     212,869.74

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     12.24        12.05           0.00
                                                       2002     12.05         8.69           0.00
                                                       2003      8.69        12.05      37,571.37
                                                       2004     12.05        13.19      72,976.35
                                                       2005     13.19        14.41      82,879.59
                                                       2006     14.41        14.72      82,048.16
                                                       2007     14.72        15.91      68,985.23
                                                       2008     15.91        10.00      85,639.95
                                                       2009     10.00        13.67      78,540.36
                                                       2010     13.67        18.15      79,183.45

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     15.52        15.83           0.00
                                                       2002     15.83        17.06           0.00
                                                       2003     17.06        18.91      88,203.94
                                                       2004     18.91        19.85     253,519.43
                                                       2005     19.85        20.09     288,847.54
                                                       2006     20.09        20.76     261,032.48
                                                       2007     20.76        21.26     178,702.82
                                                       2008     21.26        17.78     140,983.01
                                                       2009     17.78        23.13     122,810.74
                                                       2010     23.13        25.68     143,803.41

Western Asset Management U.S Government Investment
  Division (Class E)/(c)/............................. 2001     14.43        14.72           0.00
                                                       2002     14.72        15.61           0.00
                                                       2003     15.61        15.63      57,331.18
                                                       2004     15.63        15.83     142,372.65
                                                       2005     15.83        15.85     165,505.99
                                                       2006     15.85        16.24     129,658.26
                                                       2007     16.24        16.67     112,248.93
                                                       2008     16.67        16.36      98,909.76
                                                       2009     16.36        16.80      90,882.37
                                                       2010     16.80        17.50      86,161.04

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.50 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/.... 2006   $ 14.49      $ 15.19       9,855.83
                                                            2007     15.19        15.43      68,169.42
                                                            2008     15.43        13.76      16,239.77
                                                            2009     13.76        15.24      16,416.12
                                                            2010     15.24        15.96      24,364.59

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................. 2001     13.75        13.42           0.00
                                                            2002     13.42        10.68      32,019.34
                                                            2003     10.68        16.14      85,398.57
                                                            2004     16.14        19.19     128,270.84
                                                            2005     19.19        23.66     149,896.21
                                                            2006     23.66        28.88     146,893.34
                                                            2007     28.88        34.49     141,939.77
                                                            2008     34.49        15.76      93,838.28
                                                            2009     15.76        25.01      86,284.29
                                                            2010     25.01        30.12      83,769.53

American Funds Growth Investment Division+ ( Class 2)/(c)/. 2001    121.23       109.75           0.00
                                                            2002    109.75        81.55      16,230.12
                                                            2003     81.55       109.74      58,503.83
                                                            2004    109.74       121.43      69,240.32
                                                            2005    121.43       138.80      68,272.08
                                                            2006    138.80       150.48      63,238.49
                                                            2007    150.48       166.28      54,048.73
                                                            2008    166.28        91.63      42,147.59
                                                            2009     91.63       125.66      38,086.04
                                                            2010    125.66       146.69      36,750.77

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/........................................... 2001     85.05        81.63           0.00
                                                            2002     81.63        65.56      26,270.23
                                                            2003     65.56        85.41      68,725.41
                                                            2004     85.41        92.72      96,552.45
                                                            2005     92.72        96.53      87,866.03
                                                            2006     96.53       109.39      82,701.17
                                                            2007    109.39       113.01      69,156.14
                                                            2008    113.01        69.08      55,948.52
                                                            2009     69.08        89.18      53,241.27
                                                            2010     89.18        97.75      51,024.07

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $12.13       $11.34           0.00
                                                           2002     11.34         9.20      37,654.63
                                                           2003      9.20        11.59      83,923.39
                                                           2004     11.59        13.47      80,449.46
                                                           2005     13.47        15.64      74,019.49
                                                           2006     15.64        17.91      58,927.42
                                                           2007     17.91        19.44      41,579.91
                                                           2008     19.44        10.69      44,634.46
                                                           2009     10.69        12.84      35,121.97
                                                           2010     12.84        13.54      27,396.75

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.15        11.37           0.00
                                                           2002     11.37        12.32     225,577.36
                                                           2003     12.32        12.56     489,599.55
                                                           2004     12.56        12.86     655,019.23
                                                           2005     12.86        12.92     602,654.35
                                                           2006     12.92        13.23     568,967.74
                                                           2007     13.23        13.90     504,058.33
                                                           2008     13.90        14.49     331,765.98
                                                           2009     14.49        15.00     308,551.57
                                                           2010     15.00        15.64     266,297.97

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     36.68        34.57           0.00
                                                           2002     34.57        24.25       2,205.03
                                                           2003     24.25        33.59      13,521.08
                                                           2004     33.59        37.32      13,940.22
                                                           2005     37.32        40.64      13,270.58
                                                           2006     40.64        42.66      12,514.16
                                                           2007     42.66        50.59      12,156.89
                                                           2008     50.59        27.02      10,590.38
                                                           2009     27.02        39.70      10,383.46
                                                           2010     39.70        45.06      10,222.74

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     41.82        44.10      49,047.68
                                                           2003     44.10        45.92      73,820.33
                                                           2004     45.92        47.17      75,491.45
                                                           2005     47.17        47.51      62,562.45
                                                           2006     47.51        48.80      51,457.60
                                                           2007     48.80        51.02      39,380.69
                                                           2008     51.02        48.46      30,754.13
                                                           2009     48.46        52.18      26,751.59
                                                           2010     52.18        55.61      25,334.02

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     40.30        41.40           0.00
                                                           2002     41.40        41.87           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $36.59       $35.65          0.00
                                                           2002     35.65        30.23     22,516.66
                                                           2003     30.23        35.85     86,986.27
                                                           2004     35.85        38.25     81,027.13
                                                           2005     38.25        38.79     67,148.30
                                                           2006     38.79        42.16     60,729.08
                                                           2007     42.16        43.90     55,172.11
                                                           2008     43.90        32.49     43,769.76
                                                           2009     32.49        37.49     43,715.81
                                                           2010     37.49        40.42     40,112.99

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     78.07        78.75     21,837.96
                                                           2008     78.75        48.68     20,064.90
                                                           2009     48.68        57.21     18,375.14
                                                           2010     57.21        63.49     16,024.53

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     69.28        64.63          0.00
                                                           2002     64.63        46.98     17,213.09
                                                           2003     46.98        60.19     36,210.83
                                                           2004     60.19        65.64     37,496.53
                                                           2005     65.64        66.89     30,776.69
                                                           2006     66.89        75.07     25,465.88
                                                           2007     75.07        78.73          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.91      7,077.93
                                                           2003      7.91        10.56     38,323.74
                                                           2004     10.56        11.79     74,675.57
                                                           2005     11.79        12.27     63,527.67
                                                           2006     12.27        14.41     98,182.02
                                                           2007     14.41        14.66     99,140.93
                                                           2008     14.66         9.38     57,156.94
                                                           2009      9.38        10.27     52,277.20
                                                           2010     10.27        11.03     37,119.03

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     22.17        22.03          0.29
                                                           2004     22.03        21.88          0.00
                                                           2005     21.88        22.15          0.00
                                                           2006     22.15        22.84          0.00
                                                           2007     22.84        23.60          0.00
                                                           2008     23.60        23.88        660.36
                                                           2009     23.88        23.60          0.00
                                                           2010     23.60        23.24          3.74

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $26.99       $26.26           0.00
                                                        2002     26.26        21.58      20,393.14
                                                        2003     21.58        27.80      67,574.71
                                                        2004     27.80        30.71      88,324.73
                                                        2005     30.71        33.32      93,290.01
                                                        2006     33.32        37.55      85,709.13
                                                        2007     37.55        38.63      73,834.53
                                                        2008     38.63        23.04      64,479.49
                                                        2009     23.04        29.92      58,711.45
                                                        2010     29.92        32.96      47,245.65

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     22.53        18.53         223.05
                                                        2003     18.53        23.14      13,791.50
                                                        2004     23.14        25.88      13,941.77
                                                        2005     25.88        28.18      20,535.34
                                                        2006     28.18        31.03      23,927.32
                                                        2007     31.03        31.81      21,344.57
                                                        2008     31.81        19.10       9,222.86
                                                        2009     19.10        22.89       7,547.38
                                                        2010     22.89        25.80       3,722.53

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.59         8.82       1,624.24
                                                        2003      8.82        11.75      22,986.28
                                                        2004     11.75        13.97      64,678.33
                                                        2005     13.97        15.72      90,841.07
                                                        2006     15.72        19.98     105,485.85
                                                        2007     19.98        19.49      76,795.16
                                                        2008     19.49        11.36      56,722.39
                                                        2009     11.36        17.37      46,165.40
                                                        2010     17.37        19.94      42,650.81

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.22         8.48       5,135.49
                                                        2003      8.48        11.61      21,224.05
                                                        2004     11.61        12.19      25,847.06
                                                        2005     12.19        13.03      21,235.25
                                                        2006     13.03        14.66      23,324.10
                                                        2007     14.66        16.06      13,171.09
                                                        2008     16.06         9.70      11,955.41
                                                        2009      9.70        12.79       8,420.43
                                                        2010     12.79        15.92       7,432.77

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      4.05         4.87      66,299.15
                                                        2006      4.87         4.92      52,029.23
                                                        2007      4.92         5.40      47,576.81
                                                        2008      5.40         3.37      26,859.49
                                                        2009      3.37         4.65      36,039.71
                                                        2010      4.65         5.11      52,675.51

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.38       $ 4.91          0.00
                                                               2002      4.91         3.43     45,343.63
                                                               2003      3.43         4.25     79,960.85
                                                               2004      4.25         4.39     75,497.51
                                                               2005      4.39         4.01     69,047.11

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.39         9.66      4,191.09
                                                               2003      9.66        12.03     33,152.01
                                                               2004     12.03        13.56     31,103.06
                                                               2005     13.56        14.46     22,140.83
                                                               2006     14.46        16.34     18,497.85
                                                               2007     16.34        15.67     24,229.79
                                                               2008     15.67         9.53     12,214.19
                                                               2009      9.53        12.86     10,153.85
                                                               2010     12.86        15.59      8,579.14

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.55         6.76     13,831.86
                                                               2004      6.76         7.23     14,051.04
                                                               2005      7.23         8.10     11,590.10
                                                               2006      8.10         7.85     15,611.50
                                                               2007      7.85         7.91     12,187.90
                                                               2008      7.91         4.75      8,626.43
                                                               2009      4.75         6.24     10,442.02
                                                               2010      6.24         7.61     11,399.45

Legg Mason Partners Aggressive Growth Investment
  Division (Class E)/(e)
  /(formerly Janus Aggressive Growth)......................... 2001      8.86         7.74          0.00
                                                               2002      7.74         5.28     10,865.55
                                                               2003      5.28         5.55          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.36        10.03     47,818.28
                                                               2007     10.03         9.31     47,245.59
                                                               2008      9.31         4.16     42,413.08
                                                               2009      4.16         5.66     48,083.73
                                                               2010      5.66         5.99     34,050.83

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.70         8.27          0.00
                                                               2002      8.27         6.50     45,626.76
                                                               2003      6.50         7.78     49,778.26
                                                               2004      7.78         8.52     63,412.17
                                                               2005      8.52         8.99     48,904.31
                                                               2006      8.99         9.40     47,933.82

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $22.78       $22.29           0.00
                                                               2002     22.29        17.21       5,404.06
                                                               2003     17.21        23.10      13,258.14
                                                               2004     23.10        26.45      22,106.95
                                                               2005     26.45        27.82      22,775.37
                                                               2006     27.82        31.93      24,849.16
                                                               2007     31.93        35.14      24,753.05
                                                               2008     35.14        22.15      18,218.89
                                                               2009     22.15        28.38      17,520.05
                                                               2010     28.38        35.61      10,143.68

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.17         8.79           0.00
                                                               2002      8.79         6.25      11,663.67
                                                               2003      6.25         8.90      40,149.06
                                                               2004      8.90         9.75      46,339.50
                                                               2005      9.75        10.04      35,241.03
                                                               2006     10.04        10.86      27,964.36
                                                               2007     10.86        11.18      22,600.94
                                                               2008     11.18         6.46      13,470.51
                                                               2009      6.46         8.27      14,355.56
                                                               2010      8.27        10.71      13,044.72

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.74        10.41      22,289.80
                                                               2003     10.41        12.24     162,905.90
                                                               2004     12.24        13.06     169,809.79
                                                               2005     13.06        13.07     145,143.27
                                                               2006     13.07        14.06     138,459.15
                                                               2007     14.06        14.78     132,329.97
                                                               2008     14.78        11.86      94,722.60
                                                               2009     11.86        16.00      81,223.65
                                                               2010     16.00        17.81      72,087.06

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.71        10.45           0.00
                                                               2002     10.45        10.74           0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     25.19        26.05           0.00
                                                               2002     26.05        23.35      61,782.22
                                                               2003     23.35        30.47     126,748.23
                                                               2004     30.47        32.95     142,365.16
                                                               2005     32.95        35.65     132,410.14
                                                               2006     35.65        39.43     108,633.17
                                                               2007     39.43        36.13      89,156.62
                                                               2008     36.13        19.19      66,805.26
                                                               2009     19.19        26.72      59,589.70
                                                               2010     26.72        30.24      51,376.34

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.42       $10.30           0.00
                                                        2002     10.30         8.62      78,973.23
                                                        2003      8.62        11.45     223,014.58
                                                        2004     11.45        13.07     190,838.70
                                                        2005     13.07        14.44     176,794.28
                                                        2006     14.44        15.63     153,807.28
                                                        2007     15.63        16.58     142,204.00
                                                        2008     16.58        10.40     119,921.71
                                                        2009     10.40        14.03     105,445.78
                                                        2010     14.03        17.42      87,932.09

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     37.68        35.56           0.00
                                                        2002     35.56        27.18      73,429.97
                                                        2003     27.18        34.27     232,487.84
                                                        2004     34.27        37.27     334,555.05
                                                        2005     37.27        38.36     301,810.28
                                                        2006     38.36        43.57     276,481.35
                                                        2007     43.57        45.09     236,025.99
                                                        2008     45.09        27.90     224,173.71
                                                        2009     27.90        34.65     216,413.47
                                                        2010     34.65        39.12     190,476.27

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      9.01         8.36           0.00
                                                        2002      8.36         7.28      14,134.50
                                                        2003      7.28         9.47      40,564.90
                                                        2004      9.47        11.17      40,356.36
                                                        2005     11.17        12.82      50,325.80
                                                        2006     12.82        16.01      65,068.38
                                                        2007     16.01        17.88      67,475.24
                                                        2008     17.88        10.16      63,115.75
                                                        2009     10.16        13.18      44,920.19
                                                        2010     13.18        14.49      37,353.66

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     36.14        39.27       3,841.22
                                                        2005     39.27        39.79      19,800.66
                                                        2006     39.79        43.88      18,561.86
                                                        2007     43.88        45.00      26,133.41
                                                        2008     45.00        34.42      19,043.01
                                                        2009     34.42        40.12      17,976.77
                                                        2010     40.12        43.39      18,152.54

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.62        11.45           0.00
                                                        2002     11.45         9.67     157,233.62
                                                        2003      9.67        11.94     374,576.28
                                                        2004     11.94        13.09     381,446.78
                                                        2005     13.09        12.69     370,944.59
                                                        2006     12.69        14.75     311,742.01
                                                        2007     14.75        13.96     252,505.10
                                                        2008     13.96         9.13     187,770.96
                                                        2009      9.13        10.85     162,561.67
                                                        2010     10.85        11.89     153,133.05

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.35       $ 8.58           0.00
                                                           2002      8.58         7.04     103,380.86
                                                           2003      7.04         9.53     300,308.08
                                                           2004      9.53        11.21     279,646.40
                                                           2005     11.21        12.49     240,656.92
                                                           2006     12.49        15.45     203,566.38
                                                           2007     15.45        16.83     189,661.67
                                                           2008     16.83         9.59     177,187.70
                                                           2009      9.59        12.14     151,261.63
                                                           2010     12.14        12.92     130,578.26

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     12.98        15.07      42,126.01

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     18.12        15.59           0.00
                                                           2002     15.59        10.88      22,430.00
                                                           2003     10.88        14.43      52,317.71
                                                           2004     14.43        16.63     121,218.28
                                                           2005     16.63        17.48     104,969.16
                                                           2006     17.48        19.23      87,624.88
                                                           2007     19.23        20.50      63,408.93
                                                           2008     20.50         9.00      56,222.49
                                                           2009      9.00        11.87      50,201.63
                                                           2010     11.87        12.84           0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.20        13.95           0.00
                                                           2002     13.95        10.79     157,228.27
                                                           2003     10.79        15.94     281,458.32
                                                           2004     15.94        18.08     324,910.05
                                                           2005     18.08        18.52     276,821.58
                                                           2006     18.52        21.28     230,814.40
                                                           2007     21.28        20.21     182,013.02
                                                           2008     20.21        12.24     144,165.58
                                                           2009     12.24        13.62     137,806.90
                                                           2010     13.62        16.30     119,636.44

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.33        15.01           0.00
                                                           2002     15.01        13.35      39,868.38
                                                           2003     13.35        17.94      98,355.96
                                                           2004     17.94        21.70     139,529.27
                                                           2005     21.70        23.96     162,780.19
                                                           2006     23.96        26.27     130,877.69
                                                           2007     26.27        26.72     110,625.45
                                                           2008     26.72        13.85      89,005.48
                                                           2009     13.85        20.17      81,459.34
                                                           2010     20.17        25.06      70,064.94

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.87       $12.14           0.00
                                                          2002     12.14        10.03      12,043.68
                                                          2003     10.03        12.88      48,580.88
                                                          2004     12.88        14.73      50,623.96
                                                          2005     14.73        16.85      84,323.91
                                                          2006     16.85        19.35      69,770.52
                                                          2007     19.35        20.26      53,041.19
                                                          2008     20.26        11.87      36,168.26
                                                          2009     11.87        16.38      32,550.37
                                                          2010     16.38        18.74      30,138.87

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.24        10.43           0.00
                                                          2002     10.43        11.24     192,230.30
                                                          2003     11.24        11.56     457,793.39
                                                          2004     11.56        11.97     448,711.92
                                                          2005     11.97        12.06     437,621.91
                                                          2006     12.06        12.44     339,991.43
                                                          2007     12.44        13.19     320,435.69
                                                          2008     13.19        13.05     241,963.04
                                                          2009     13.05        15.20     226,772.03
                                                          2010     15.20        16.21     226,976.66

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.04         6.08           0.00
                                                          2002      6.08         2.96      33,839.41
                                                          2003      2.96         4.59     204,467.46
                                                          2004      4.59         4.33     218,860.34
                                                          2005      4.33         4.74     183,127.85
                                                          2006      4.74         4.92     114,166.50
                                                          2007      4.92         6.39     164,987.80
                                                          2008      6.39         3.49      93,495.91
                                                          2009      3.49         5.48     130,339.87
                                                          2010      5.48         6.91     117,028.59

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.99        11.93           0.00
                                                          2002     11.93         9.33      47,437.21
                                                          2003      9.33        13.42     152,903.89
                                                          2004     13.42        15.54     159,019.77
                                                          2005     15.54        15.99     134,767.43
                                                          2006     15.99        18.54     124,440.52
                                                          2007     18.54        17.96      99,969.76
                                                          2008     17.96        11.75      78,538.42
                                                          2009     11.75        14.57      80,783.32
                                                          2010     14.57        18.17      65,651.52

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.62       $11.48           0.00
                                                       2002     11.48         8.67      46,957.26
                                                       2003      8.67        11.16     112,546.54
                                                       2004     11.16        12.07     145,216.04
                                                       2005     12.07        12.65     127,320.85
                                                       2006     12.65        14.08     108,699.39
                                                       2007     14.08        15.16      88,159.23
                                                       2008     15.16         8.67      78,559.71
                                                       2009      8.67        12.22      69,000.95
                                                       2010     12.22        14.08      62,644.41

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.63         8.25           0.00
                                                       2002      8.25         4.54      49,683.45
                                                       2003      4.54         6.12      95,673.83
                                                       2004      6.12         7.12     149,231.13
                                                       2005      7.12         8.04     151,849.44
                                                       2006      8.04         8.42     146,926.10
                                                       2007      8.42         9.76     152,151.38
                                                       2008      9.76         5.80      88,627.46
                                                       2009      5.80         8.32      80,658.56
                                                       2010      8.32        10.49      79,755.13

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     12.22        12.02           0.00
                                                       2002     12.02         8.67      22,446.79
                                                       2003      8.67        12.01      65,089.51
                                                       2004     12.01        13.14      90,183.89
                                                       2005     13.14        14.34      86,962.24
                                                       2006     14.34        14.65      55,763.37
                                                       2007     14.65        15.83      36,639.92
                                                       2008     15.83         9.94      35,351.76
                                                       2009      9.94        13.59      37,564.51
                                                       2010     13.59        18.03      37,940.89

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     15.47        15.77           0.00
                                                       2002     15.77        16.99      47,849.94
                                                       2003     16.99        18.83     135,043.24
                                                       2004     18.83        19.75     134,643.80
                                                       2005     19.75        19.98     156,504.38
                                                       2006     19.98        20.63     119,427.82
                                                       2007     20.63        21.12      97,149.91
                                                       2008     21.12        17.66      63,131.20
                                                       2009     17.66        22.96      58,766.06
                                                       2010     22.96        25.47      60,990.98

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $14.39       $14.67           0.00
                                                    2002     14.67        15.55     142,366.92
                                                    2003     15.55        15.55     181,326.65
                                                    2004     15.55        15.75     166,629.20
                                                    2005     15.75        15.76     164,780.37
                                                    2006     15.76        16.15     123,813.46
                                                    2007     16.15        16.56     109,662.08
                                                    2008     16.56        16.24      78,800.63
                                                    2009     16.24        16.67      80,364.54
                                                    2010     16.67        17.36      84,377.04

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.60 SEPARATE ACCOUNT CHARGE

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/.................... 2006   $ 14.36      $ 15.04       3,602.47
                                                                            2007     15.04        15.27      26,795.36
                                                                            2008     15.27        13.60      23,110.57
                                                                            2009     13.60        15.05      20,625.76
                                                                            2010     15.05        15.74      16,284.48

American Funds Global Small Capitalization Investment Division+ (Class
  2)/(c)/.................................................................. 2001     13.70        13.37           0.00
                                                                            2002     13.37        10.63      50,260.05
                                                                            2003     10.63        16.05      33,583.22
                                                                            2004     16.05        19.06     128,537.65
                                                                            2005     19.06        23.48     142,590.73
                                                                            2006     23.48        28.63     152,181.41
                                                                            2007     28.63        34.16     150,471.52
                                                                            2008     34.16        15.60     106,380.52
                                                                            2009     15.60        24.72     102,365.71
                                                                            2010     24.72        29.74      98,037.32

American Funds Growth Investment Division+ ( Class 2)/(c)/................. 2001    119.13       107.80           0.00
                                                                            2002    107.80        80.02      10,214.32
                                                                            2003     80.02       107.58      39,810.16
                                                                            2004    107.58       118.92      64,053.28
                                                                            2005    118.92       135.79      63,053.30
                                                                            2006    135.79       147.07      56,753.68
                                                                            2007    147.07       162.35      49,908.02
                                                                            2008    162.35        89.38      40,843.02
                                                                            2009     89.38       122.44      39,070.82
                                                                            2010    122.44       142.80      35,700.21

American Funds Growth-Income Investment Division+ (Class 2)/(c)/........... 2001     83.58        80.18           0.00
                                                                            2002     80.18        64.34       4,959.21
                                                                            2003     64.34        83.72      44,066.19
                                                                            2004     83.72        90.80      74,849.64
                                                                            2005     90.80        94.43      74,211.75
                                                                            2006     94.43       106.91      69,152.27
                                                                            2007    106.91       110.34      62,927.94
                                                                            2008    110.34        67.38      41,806.81
                                                                            2009     67.38        86.90      39,074.67
                                                                            2010     86.90        95.15      39,429.27

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Artio International Stock Investment Division (formerly Julius Baer
  International Stock Investment Division) (Class E)/(c)/.................. 2001    $12.01       $11.21           0.00
                                                                            2002     11.21         9.09       4,532.27
                                                                            2003      9.09        11.44      11,902.93
                                                                            2004     11.44        13.29      21,623.90
                                                                            2005     13.29        15.41      35,957.35
                                                                            2006     15.41        17.63      34,052.49
                                                                            2007     17.63        19.12      37,045.63
                                                                            2008     19.12        10.50      32,314.25
                                                                            2009     10.50        12.60      28,133.88
                                                                            2010     12.60        13.27      26,426.31

Barclays Capital Aggregate Bond Index Investment Division (formerly Lehman
  Brothers(R) Aggregate Bond Index Investment Division) (Class E)/(c)/..... 2001     11.12        11.33           0.00
                                                                            2002     11.33        12.27      58,494.60
                                                                            2003     12.27        12.50     210,344.65
                                                                            2004     12.50        12.78     491,673.43
                                                                            2005     12.78        12.83     460,530.48
                                                                            2006     12.83        13.12     409,720.50
                                                                            2007     13.12        13.78     377,855.71
                                                                            2008     13.78        14.34     259,878.56
                                                                            2009     14.34        14.84     236,666.63
                                                                            2010     14.84        15.45     243,196.67

BlackRock Aggressive Growth Investment Division (Class E)/(c)/............. 2001     36.19        34.10           0.00
                                                                            2002     34.10        23.90       2,861.07
                                                                            2003     23.90        33.07      14,524.85
                                                                            2004     33.07        36.70      18,023.58
                                                                            2005     36.70        39.93      16,332.73
                                                                            2006     39.93        41.87      15,390.63
                                                                            2007     41.87        49.60      16,286.47
                                                                            2008     49.60        26.46      15,839.09
                                                                            2009     26.46        38.85      14,187.67
                                                                            2010     38.85        44.05      13,363.96

BlackRock Bond Income Investment Division (Class E)/(a)/................... 2002     41.04        43.25      19,652.89
                                                                            2003     43.25        44.98      37,113.50
                                                                            2004     44.98        46.16      42,622.53
                                                                            2005     46.16        46.45      47,470.82
                                                                            2006     46.45        47.67      38,522.42
                                                                            2007     47.67        49.78      38,829.14
                                                                            2008     49.78        47.24      34,859.94
                                                                            2009     47.24        50.81      31,588.60
                                                                            2010     50.81        54.10      25,386.93

BlackRock Bond Income Investment Division (Class E)/(a)/ (formerly SSR
  Income Class E).......................................................... 2001     39.58        40.64           0.00
                                                                            2002     40.64        41.09           0.00

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/................... 2001    $36.04       $35.10        409.22
                                                                            2002     35.10        29.73      5,960.15
                                                                            2003     29.73        35.23     65,994.47
                                                                            2004     35.23        37.55     72,695.82
                                                                            2005     37.55        38.04     66,948.04
                                                                            2006     38.04        41.31     58,566.61
                                                                            2007     41.31        42.97     57,537.12
                                                                            2008     42.97        31.76     42,321.30
                                                                            2009     31.76        36.62     39,943.63
                                                                            2010     36.62        39.44     27,004.91

BlackRock Large Cap Core Investment Division* (Class E)/(m)/............... 2007     76.23        76.85     15,370.10
                                                                            2008     76.85        47.45     13,018.91
                                                                            2009     47.45        55.71     12,000.75
                                                                            2010     55.71        61.77     11,841.67

BlackRock Large Cap Investment Division (Class E) (formerly BlackRock
  Investment Trust)/(c)/................................................... 2001     68.03        63.45          0.00
                                                                            2002     63.45        46.07      3,991.94
                                                                            2003     46.07        58.96     12,824.81
                                                                            2004     58.96        64.24     24,089.72
                                                                            2005     64.24        65.40     21,248.45
                                                                            2006     65.40        73.33     16,772.72
                                                                            2007     73.33        76.87          0.00

BlackRock Large Cap Value Investment Division (Class E)/(d)/............... 2002     10.00         7.91        547.02
                                                                            2003      7.91        10.54     21,598.96
                                                                            2004     10.54        11.76     44,681.26
                                                                            2005     11.76        12.23     47,804.22
                                                                            2006     12.23        14.35     78,485.77
                                                                            2007     14.35        14.58     93,422.52
                                                                            2008     14.58         9.32     59,143.07
                                                                            2009      9.32        10.20     74,522.13
                                                                            2010     10.20        10.94     65,726.25

BlackRock Money Market Investment Division (Class E)/(f)/.................. 2003     21.73        21.59        416.51
                                                                            2004     21.59        21.42      4,802.10
                                                                            2005     21.42        21.66      4,720.32
                                                                            2006     21.66        22.31      4,092.73
                                                                            2007     22.31        23.03      4,010.24
                                                                            2008     23.03        23.28      3,862.21
                                                                            2009     23.28        22.98      3,321.69
                                                                            2010     22.98        22.62          3.57

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/..................... 2001    $26.81       $26.07        552.10
                                                                            2002     26.07        21.41      2,228.67
                                                                            2003     21.41        27.54     27,983.13
                                                                            2004     27.54        30.40     63,371.98
                                                                            2005     30.40        32.95     63,396.39
                                                                            2006     32.95        37.10     64,584.87
                                                                            2007     37.10        38.12     63,901.79
                                                                            2008     38.12        22.71     54,801.73
                                                                            2009     22.71        29.47     48,549.91
                                                                            2010     29.47        32.43     48,431.41

FI Value Leaders Investment Division (Class E)/(d)/........................ 2002     22.33        18.35        344.36
                                                                            2003     18.35        22.89      4,734.87
                                                                            2004     22.89        25.58      9,998.64
                                                                            2005     25.58        27.83     13,005.67
                                                                            2006     27.83        30.61     20,010.70
                                                                            2007     30.61        31.34     15,000.87
                                                                            2008     31.34        18.80     10,659.00
                                                                            2009     18.80        22.51     10,482.22
                                                                            2010     22.51        25.35     11,919.45

Harris Oakmark International Investment Division (Class E)/(d)/............ 2002     10.58         8.81        257.86
                                                                            2003      8.81        11.72     13,203.02
                                                                            2004     11.72        13.92     59,358.39
                                                                            2005     13.92        15.66     63,924.08
                                                                            2006     15.66        19.88     92,513.91
                                                                            2007     19.88        19.36     85,403.61
                                                                            2008     19.36        11.27     65,831.79
                                                                            2009     11.27        17.23     68,162.19
                                                                            2010     17.23        19.76     65,186.83

Invesco Small Cap Growth Investment Division (formerly Met/AIM Small Cap
  Growth Investment Division)/(d)/......................................... 2002     11.21         8.47      2,943.67
                                                                            2003      8.47        11.58     19,935.27
                                                                            2004     11.58        12.15     30,221.45
                                                                            2005     12.15        12.97     27,847.43
                                                                            2006     12.97        14.58     27,312.09
                                                                            2007     14.58        15.96     15,643.93
                                                                            2008     15.96         9.63     15,671.83
                                                                            2009      9.63        12.69     12,342.17
                                                                            2010     12.69        15.78     13,871.68

Jennison Growth Investment Division (Class E)/(c)(g)/...................... 2005      4.03         4.84     48,296.42
                                                                            2006      4.84         4.89     35,917.55
                                                                            2007      4.89         5.36     26,102.53
                                                                            2008      5.36         3.35     17,678.92
                                                                            2009      3.35         4.61     25,789.64
                                                                            2010      4.61         5.05     35,083.10

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/ (formerly Met/Putnam
  Voyager Investment Division)............................................. 2001    $ 5.38       $ 4.90          0.00
                                                                            2002      4.90         3.42      5,925.30
                                                                            2003      3.42         4.24     40,814.30
                                                                            2004      4.24         4.37     50,532.37
                                                                            2005      4.37         3.99     50,373.04

Lazard Mid Cap Investment Division (Class E)/(d)/.......................... 2002     11.38         9.65      3,736.83
                                                                            2003      9.65        12.00     17,487.67
                                                                            2004     12.00        13.52     25,697.55
                                                                            2005     13.52        14.40     23,666.59
                                                                            2006     14.40        16.26     17,294.99
                                                                            2007     16.26        15.58     18,295.41
                                                                            2008     15.58         9.47     15,086.65
                                                                            2009      9.47        12.75     17,739.97
                                                                            2010     12.75        15.45     16,888.27

Legg Mason ClearBridge Aggressive Growth Investment Division (formerly
  Legg Mason Partners Aggressive Growth (Class E))/(e)/.................... 2003      5.54         6.74     34,626.57
                                                                            2004      6.74         7.20     45,035.05
                                                                            2005      7.20         8.06     39,699.03
                                                                            2006      8.06         7.80     21,907.69
                                                                            2007      7.80         7.86     16,303.05
                                                                            2008      7.86         4.71     12,589.08
                                                                            2009      4.71         6.18     12,785.58
                                                                            2010      6.18         7.53     14,611.55

Legg Mason Partners Aggressive Growth Investment Division (Class
  E)/(e) /(formerly Janus Aggressive Growth)............................... 2001      8.86         7.73          0.00
                                                                            2002      7.73         5.27     15,617.30
                                                                            2003      5.27         5.54          0.00

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/.............. 2006      9.30         9.96     30,378.03
                                                                            2007      9.96         9.23     21,734.59
                                                                            2008      9.23         4.12     22,489.67
                                                                            2009      4.12         5.60     25,832.70
                                                                            2010      5.60         5.92     27,555.74

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/ (formerly
  MFS(R) Investors Trust Investment Division).............................. 2001      8.68         8.25          0.00
                                                                            2002      8.25         6.47      7,238.41
                                                                            2003      6.47         7.74     14,117.05
                                                                            2004      7.74         8.48     31,628.18
                                                                            2005      8.48         8.93     30,737.30
                                                                            2006      8.93         9.34     25,132.03

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E) (formerly
  Loomis Sayles Small Cap Investment Division)/(c)/........................ 2001    $22.62       $22.12           0.00
                                                                            2002     22.12        17.06         405.03
                                                                            2003     17.06        22.88       3,696.18
                                                                            2004     22.88        26.16       7,319.76
                                                                            2005     26.16        27.49       7,781.13
                                                                            2006     27.49        31.53      13,575.83
                                                                            2007     31.53        34.66      15,606.95
                                                                            2008     34.66        21.83      10,954.83
                                                                            2009     21.83        27.94       9,885.85
                                                                            2010     27.94        35.02      10,094.28

Loomis Sayles Small Cap Growth Investment Division (formerly Franklin
  Templeton Small Cap Growth Investment Division (Class E))/(c)/........... 2001      9.17         8.78           0.00
                                                                            2002      8.78         6.24      87,945.12
                                                                            2003      6.24         8.88      78,729.98
                                                                            2004      8.88         9.72      69,053.06
                                                                            2005      9.72         9.99      69,997.35
                                                                            2006      9.99        10.80      56,182.52
                                                                            2007     10.80        11.11      36,836.28
                                                                            2008     11.11         6.41      28,509.86
                                                                            2009      6.41         8.20      25,783.44
                                                                            2010      8.20        10.60      27,042.23

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/.............. 2002     10.69        10.35       5,269.21
                                                                            2003     10.35        12.16      61,536.62
                                                                            2004     12.16        12.95      78,480.75
                                                                            2005     12.95        12.95      95,558.26
                                                                            2006     12.95        13.92     106,900.37
                                                                            2007     13.92        14.62      80,964.05
                                                                            2008     14.62        11.72      55,750.72
                                                                            2009     11.72        15.79      60,644.67
                                                                            2010     15.79        17.57      58,989.49

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/ (formerly
  Loomis Sayles High Yield Bond Investment Division)....................... 2001     10.67        10.40           0.00
                                                                            2002     10.40        10.69           0.00

Met/Artisan Mid Cap Value Investment Division (formerly Harris Oakmark
  Focused Value Investment Division) (Class E)/(c)/........................ 2001     24.99        25.82           0.00
                                                                            2002     25.82        23.13      53,739.83
                                                                            2003     23.13        30.15     101,690.43
                                                                            2004     30.15        32.57     145,020.25
                                                                            2005     32.57        35.20     144,749.46
                                                                            2006     35.20        38.90     110,653.46
                                                                            2007     38.90        35.60      99,062.45
                                                                            2008     35.60        18.89      69,854.83
                                                                            2009     18.89        26.28      64,618.64
                                                                            2010     26.28        29.71      61,206.72

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E)/(c)/............. 2001    $10.40       $10.29           0.00
                                                                            2002     10.29         8.60      25,550.08
                                                                            2003      8.60        11.41     103,605.72
                                                                            2004     11.41        13.01     225,411.46
                                                                            2005     13.01        14.36     224,579.71
                                                                            2006     14.36        15.53     217,458.83
                                                                            2007     15.53        16.45     195,780.63
                                                                            2008     16.45        10.31     136,150.21
                                                                            2009     10.31        13.89     126,981.16
                                                                            2010     13.89        17.24     117,417.34

MetLife Stock Index Investment Division (Class E)/(c)/..................... 2001     37.26        35.15         271.19
                                                                            2002     35.15        26.84      12,940.91
                                                                            2003     26.84        33.81      92,140.62
                                                                            2004     33.81        36.72     256,357.39
                                                                            2005     36.72        37.76     241,434.67
                                                                            2006     37.76        42.85     202,424.49
                                                                            2007     42.85        44.30     184,094.62
                                                                            2008     44.30        27.38     170,802.69
                                                                            2009     27.38        33.97     154,833.85
                                                                            2010     33.97        38.32     159,388.06

MFS(R) Research International Investment Division (Class E)/(c)/........... 2001      9.01         8.36           0.00
                                                                            2002      8.36         7.26       6,530.97
                                                                            2003      7.26         9.45      15,749.60
                                                                            2004      9.45        11.12      20,155.59
                                                                            2005     11.12        12.76      26,995.69
                                                                            2006     12.76        15.92      45,480.70
                                                                            2007     15.92        17.76      56,182.22
                                                                            2008     17.76        10.08      50,625.98
                                                                            2009     10.08        13.07      42,610.53
                                                                            2010     13.07        14.34      43,724.02

MFS(R) Total Return Investment Division (Class E)/(i)/..................... 2004     35.53        38.58       2,372.87
                                                                            2005     38.58        39.05      24,860.40
                                                                            2006     39.05        43.02      30,424.70
                                                                            2007     43.02        44.08      41,943.27
                                                                            2008     44.08        33.68      50,483.60
                                                                            2009     33.68        39.22      39,770.66
                                                                            2010     39.22        42.38      36,321.13

MFS(R) Value Investment Division (Class E)/(c)/............................ 2001     11.59        11.41         842.25
                                                                            2002     11.41         9.63     101,695.49
                                                                            2003      9.63        11.88     185,167.26
                                                                            2004     11.88        13.01     256,273.56
                                                                            2005     13.01        12.60     254,824.41
                                                                            2006     12.60        14.63     231,537.60
                                                                            2007     14.63        13.83     208,773.93
                                                                            2008     13.83         9.03     134,853.70
                                                                            2009      9.03        10.73     123,745.63
                                                                            2010     10.73        11.75     117,015.59

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division (Class E)/(c)/............ 2001    $ 9.33       $ 8.55       1,134.44
                                                                            2002      8.55         7.01      25,760.25
                                                                            2003      7.01         9.48     133,476.39
                                                                            2004      9.48        11.14     287,065.06
                                                                            2005     11.14        12.40     272,867.19
                                                                            2006     12.40        15.33     232,173.38
                                                                            2007     15.33        16.68     232,062.93
                                                                            2008     16.68         9.49     162,142.98
                                                                            2009      9.49        12.00     149,009.12
                                                                            2010     12.00        12.76     165,152.54

Morgan Stanley Mid Cap Growth Investment Division (Class E)/(n)/........... 2010     12.81        14.86      49,578.40

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid Cap
  Opportunities Investment Division (Class E))/(c)(h)/..................... 2001     18.04        15.52           0.00
                                                                            2002     15.52        10.82      54,192.31
                                                                            2003     10.82        14.33      72,345.81
                                                                            2004     14.33        16.50      76,342.26
                                                                            2005     16.50        17.33      60,450.88
                                                                            2006     17.33        19.05      55,461.48
                                                                            2007     19.05        20.28      48,611.58
                                                                            2008     20.28         8.90      47,544.36
                                                                            2009      8.90        11.72      43,516.62
                                                                            2010     11.72        12.67           0.00

Neuberger Berman Genesis Investment Division (formerly BlackRock Strategic
  Value Investment Division (Class E)/(c)/................................. 2001     14.18        13.93         689.38
                                                                            2002     13.93        10.76      91,901.46
                                                                            2003     10.76        15.88     205,124.95
                                                                            2004     15.88        18.00     309,839.67
                                                                            2005     18.00        18.42     284,193.77
                                                                            2006     18.42        21.14     247,478.57
                                                                            2007     21.14        20.06     209,751.69
                                                                            2008     20.06        12.14     155,793.49
                                                                            2009     12.14        13.49     153,476.13
                                                                            2010     13.49        16.13     136,055.50

Neuberger Berman Mid Cap Value Investment Division (Class E)/(c)/.......... 2001     15.29        14.97           0.00
                                                                            2002     14.97        13.30       6,269.48
                                                                            2003     13.30        17.85      31,952.14
                                                                            2004     17.85        21.57      89,084.49
                                                                            2005     21.57        23.79     111,909.44
                                                                            2006     23.79        26.06     101,661.82
                                                                            2007     26.06        26.48      89,607.53
                                                                            2008     26.48        13.71      91,618.06
                                                                            2009     13.71        19.94      82,286.56
                                                                            2010     19.94        24.76      83,127.47

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class E)/(c)/............... 2001    $12.82       $12.08         798.99
                                                                            2002     12.08         9.97      59,029.65
                                                                            2003      9.97        12.79      50,809.38
                                                                            2004     12.79        14.62      30,241.53
                                                                            2005     14.62        16.71      36,252.15
                                                                            2006     16.71        19.16      39,787.21
                                                                            2007     19.16        20.04      35,420.70
                                                                            2008     20.04        11.73      29,180.26
                                                                            2009     11.73        16.18      28,216.37
                                                                            2010     16.18        18.48      31,584.44

PIMCO Total Return Investment Division (Class E)/(c)/...................... 2001     10.24        10.42       1,850.40
                                                                            2002     10.42        11.22      60,604.80
                                                                            2003     11.22        11.53     169,677.41
                                                                            2004     11.53        11.92     280,191.91
                                                                            2005     11.92        12.01     273,415.16
                                                                            2006     12.01        12.37     230,979.81
                                                                            2007     12.37        13.10     184,999.63
                                                                            2008     13.10        12.95     144,421.80
                                                                            2009     12.95        15.07     156,672.12
                                                                            2010     15.07        16.05     180,513.35

RCM Tecnology Investment Division (Class E)/(c)/........................... 2001      7.04         6.08           0.00
                                                                            2002      6.08         2.95       8,671.20
                                                                            2003      2.95         4.58     113,791.22
                                                                            2004      4.58         4.31     183,366.81
                                                                            2005      4.31         4.72     147,301.34
                                                                            2006      4.72         4.89     126,962.77
                                                                            2007      4.89         6.35     177,287.90
                                                                            2008      6.35         3.46     148,694.94
                                                                            2009      3.46         5.43     174,983.90
                                                                            2010      5.43         6.84     154,141.32

Russell 2000(R) Index Investment Division (Class E)/(c)/................... 2001     11.96        11.89           0.00
                                                                            2002     11.89         9.29      16,474.52
                                                                            2003      9.29        13.36      64,591.94
                                                                            2004     13.36        15.44     105,022.07
                                                                            2005     15.44        15.87      99,246.07
                                                                            2006     15.87        18.39      81,405.18
                                                                            2007     18.39        17.79      69,065.26
                                                                            2008     17.79        11.63      59,133.65
                                                                            2009     11.63        14.41      59,865.96
                                                                            2010     14.41        17.95      60,918.32

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class E)/(c)/.......... 2001    $11.59       $11.44           0.00
                                                                            2002     11.44         8.64       3,940.27
                                                                            2003      8.64        11.10      33,643.59
                                                                            2004     11.10        11.99      69,107.79
                                                                            2005     11.99        12.56      64,461.91
                                                                            2006     12.56        13.97      72,983.39
                                                                            2007     13.97        15.02      61,879.65
                                                                            2008     15.02         8.58      53,597.70
                                                                            2009      8.58        12.09      46,240.67
                                                                            2010     12.09        13.91      45,472.05

T. Rowe Price Mid Cap Growth Investment Division (Class E)/(c)/............ 2001      8.63         8.24           0.00
                                                                            2002      8.24         4.53       5,929.63
                                                                            2003      4.53         6.10      42,207.20
                                                                            2004      6.10         7.09      80,945.59
                                                                            2005      7.09         8.00      90,556.35
                                                                            2006      8.00         8.37     100,788.98
                                                                            2007      8.37         9.69     120,524.47
                                                                            2008      9.69         5.76      93,622.77
                                                                            2009      5.76         8.24      87,685.04
                                                                            2010      8.24        10.38      95,248.13

T. Rowe Price Small Cap Growth Investment Division (Class E)/(c)/.......... 2001     12.16        11.96           0.00
                                                                            2002     11.96         8.62       1,569.75
                                                                            2003      8.62        11.93      25,339.99
                                                                            2004     11.93        13.03      43,390.83
                                                                            2005     13.03        14.22      29,163.60
                                                                            2006     14.22        14.51      30,804.38
                                                                            2007     14.51        15.66      27,747.03
                                                                            2008     15.66         9.82      26,696.26
                                                                            2009      9.82        13.41      25,647.72
                                                                            2010     13.41        17.78      31,909.97

Western Asset Management Strategic Bond Opportunities Investment Division
  (Class E)/(c)/........................................................... 2001     15.37        15.66           0.00
                                                                            2002     15.66        16.85      38,992.83
                                                                            2003     16.85        18.66      63,281.83
                                                                            2004     18.66        19.55     137,096.33
                                                                            2005     19.55        19.75     145,499.72
                                                                            2006     19.75        20.38     102,957.82
                                                                            2007     20.38        20.84      94,541.36
                                                                            2008     20.84        17.41      76,323.43
                                                                            2009     17.41        22.61      70,966.97
                                                                            2010     22.61        25.06      71,331.26

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment Division (Class E)/(c)/. 2001    $14.29       $14.56          0.00
                                                                            2002     14.56        15.42     40,568.39
                                                                            2003     15.42        15.41     47,499.44
                                                                            2004     15.41        15.59     58,788.42
                                                                            2005     15.59        15.59     63,276.92
                                                                            2006     15.59        15.95     50,359.82
                                                                            2007     15.95        16.35     41,529.52
                                                                            2008     16.35        16.02     35,385.34
                                                                            2009     16.02        16.42     34,837.97
                                                                            2010     16.42        17.08     31,858.50

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.65 SEPARATE ACCOUNT CHARGE

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/.................... 2006   $ 14.30      $ 14.97     11,049.75
                                                                            2007     14.97        15.19     20,204.36
                                                                            2008     15.19        13.52      4,521.35
                                                                            2009     13.52        14.95      7,742.30
                                                                            2010     14.95        15.63      7,174.71

American Funds Global Small Capitalization Investment Division+ (Class
  2)/(c)/.................................................................. 2001     13.68        13.35          0.00
                                                                            2002     13.35        10.61      5,433.81
                                                                            2003     10.61        16.00     21,510.49
                                                                            2004     16.00        19.00     47,884.39
                                                                            2005     19.00        23.39     47,538.52
                                                                            2006     23.39        28.50     55,052.75
                                                                            2007     28.50        33.99     61,494.55
                                                                            2008     33.99        15.51     37,206.10
                                                                            2009     15.51        24.58     38,931.64
                                                                            2010     24.58        29.55     35,491.25

American Funds Growth Investment Division+ ( Class 2)/(c)/................. 2001    118.09       106.84          0.00
                                                                            2002    106.84        79.27      4,653.65
                                                                            2003     79.27       106.52     13,948.66
                                                                            2004    106.52       117.68     17,556.29
                                                                            2005    117.68       134.31     18,899.19
                                                                            2006    134.31       145.40     18,346.30
                                                                            2007    145.40       160.42     15,964.61
                                                                            2008    160.42        88.27     11,078.19
                                                                            2009     88.27       120.87      8,703.94
                                                                            2010    120.87       140.89      7,562.07

American Funds Growth-Income Investment Division+ (Class 2)/(c)/........... 2001     82.85        79.47          0.00
                                                                            2002     79.47        63.73      6,550.73
                                                                            2003     63.73        82.89     22,621.15
                                                                            2004     82.89        89.86     31,348.41
                                                                            2005     89.86        93.41     23,724.36
                                                                            2006     93.41       105.69     19,735.20
                                                                            2007    105.69       109.03     15,766.98
                                                                            2008    109.03        66.55     11,621.18
                                                                            2009     66.55        85.78     10,270.02
                                                                            2010     85.78        93.88      8,445.76

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Artio International Stock Investment Division (formerly Julius Baer
  International Stock Investment Division) (Class E)/(c)/.................. 2001    $11.95       $11.16           0.00
                                                                            2002     11.16         9.04       4,373.56
                                                                            2003      9.04        11.37       7,106.89
                                                                            2004     11.37        13.20      10,816.58
                                                                            2005     13.20        15.30      19,130.74
                                                                            2006     15.30        17.50      23,467.36
                                                                            2007     17.50        18.96      15,831.73
                                                                            2008     18.96        10.41      12,307.70
                                                                            2009     10.41        12.48      13,429.70
                                                                            2010     12.48        13.14      12,102.15

Barclays Capital Aggregate Bond Index Investment Division (formerly Lehman
  Brothers(R) Aggregate Bond Index Investment Division) (Class E)/(c)/..... 2001     11.11        11.31           0.00
                                                                            2002     11.31        12.25      96,438.86
                                                                            2003     12.25        12.46     242,877.17
                                                                            2004     12.46        12.74     323,883.67
                                                                            2005     12.74        12.79     258,565.00
                                                                            2006     12.79        13.07     192,160.94
                                                                            2007     13.07        13.71     163,276.28
                                                                            2008     13.71        14.27      95,506.01
                                                                            2009     14.27        14.75      88,232.01
                                                                            2010     14.75        15.36      88,908.88

BlackRock Aggressive Growth Investment Division (Class E)/(c)/............. 2001     35.95        33.87           0.00
                                                                            2002     33.87        23.72         475.18
                                                                            2003     23.72        32.81      11,117.02
                                                                            2004     32.81        36.40       5,263.32
                                                                            2005     36.40        39.58       4,507.47
                                                                            2006     39.58        41.48       3,349.95
                                                                            2007     41.48        49.11       3,720.71
                                                                            2008     49.11        26.19       3,469.37
                                                                            2009     26.19        38.43       2,659.55
                                                                            2010     38.43        43.55       2,155.07

BlackRock Bond Income Investment Division (Class E)/(a)/................... 2002     40.66        42.83      10,272.63
                                                                            2003     42.83        44.52      21,404.04
                                                                            2004     44.52        45.67      26,012.22
                                                                            2005     45.67        45.93      23,754.49
                                                                            2006     45.93        47.11      19,602.77
                                                                            2007     47.11        49.17      16,715.47
                                                                            2008     49.17        46.64      10,842.32
                                                                            2009     46.64        50.14       8,881.56
                                                                            2010     50.14        53.36       7,274.85
BlackRock Bond Income Investment Division (Class E)/(a)/ (formerly SSR
  Income Class E).......................................................... 2001     39.22        40.26           0.00
                                                                            2002     40.26        40.70           0.00

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/................... 2001    $35.77       $34.83           0.00
                                                                            2002     34.83        29.49      10,779.15
                                                                            2003     29.49        34.93      32,182.31
                                                                            2004     34.93        37.20      30,935.25
                                                                            2005     37.20        37.67      21,230.83
                                                                            2006     37.67        40.88      15,218.37
                                                                            2007     40.88        42.51      12,319.20
                                                                            2008     42.51        31.41       8,350.17
                                                                            2009     31.41        36.19       7,619.98
                                                                            2010     36.19        38.96       6,212.07

BlackRock Large Cap Core Investment Division* (Class E)/(m)/............... 2007     75.33        75.91       4,265.45
                                                                            2008     75.91        46.85       3,824.78
                                                                            2009     46.85        54.97       3,160.54
                                                                            2010     54.97        60.93       3,165.78

BlackRock Large Cap Investment Division (Class E) (formerly BlackRock
  Investment Trust)/(c)/................................................... 2001     67.42        62.86           0.00
                                                                            2002     62.86        45.62       2,290.86
                                                                            2003     45.62        58.36      11,483.80
                                                                            2004     58.36        63.55       9,152.51
                                                                            2005     63.55        64.67       5,056.12
                                                                            2006     64.67        72.47       4,687.33
                                                                            2007     72.47        75.96           0.00

BlackRock Large Cap Value Investment Division (Class E)/(d)/............... 2002     10.00         7.91       1,871.28
                                                                            2003      7.91        10.53      26,518.17
                                                                            2004     10.53        11.74      25,909.78
                                                                            2005     11.74        12.21      16,736.83
                                                                            2006     12.21        14.31      21,642.24
                                                                            2007     14.31        14.54      20,295.57
                                                                            2008     14.54         9.29      31,979.55
                                                                            2009      9.29        10.16      17,536.34
                                                                            2010     10.16        10.89      16,819.71

BlackRock Money Market Investment Division (Class E)/(f)/.................. 2003     21.52        21.37     197,429.98
                                                                            2004     21.37        21.19     156,476.24
                                                                            2005     21.19        21.42     103,605.08
                                                                            2006     21.42        22.05      97,461.14
                                                                            2007     22.05        22.76     103,836.48
                                                                            2008     22.76        22.99     134,957.31
                                                                            2009     22.99        22.68     103,633.95
                                                                            2010     22.68        22.31      91,716.05

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/..................... 2001    $26.72       $25.97          0.00
                                                                            2002     25.97        21.32      2,465.58
                                                                            2003     21.32        27.42      8,223.47
                                                                            2004     27.42        30.24     16,266.92
                                                                            2005     30.24        32.76     17,865.06
                                                                            2006     32.76        36.87     17,157.19
                                                                            2007     36.87        37.87     18,197.55
                                                                            2008     37.87        22.55     11,896.07
                                                                            2009     22.55        29.24      7,250.97
                                                                            2010     29.24        32.17      6,953.79

FI Value Leaders Investment Division (Class E)/(d)/........................ 2002     22.23        18.26        734.72
                                                                            2003     18.26        22.77      1,435.43
                                                                            2004     22.77        25.43      4,129.33
                                                                            2005     25.43        27.65      6,228.53
                                                                            2006     27.65        30.40      8,031.61
                                                                            2007     30.40        31.11      5,063.76
                                                                            2008     31.11        18.66      2,761.25
                                                                            2009     18.66        22.33      2,268.99
                                                                            2010     22.33        25.12      1,973.31

Harris Oakmark International Investment Division (Class E)/(d)/............ 2002     10.58         8.81        557.90
                                                                            2003      8.81        11.71     15,937.45
                                                                            2004     11.71        13.90     27,231.82
                                                                            2005     13.90        15.62     48,626.25
                                                                            2006     15.62        19.83     57,524.79
                                                                            2007     19.83        19.30     37,242.55
                                                                            2008     19.30        11.23     17,628.67
                                                                            2009     11.23        17.16     21,883.76
                                                                            2010     17.16        19.66     16,969.76

Invesco Small Cap Growth Investment Division (formerly Met/AIM Small Cap
  Growth Investment Division)/(d)/......................................... 2002     11.21         8.46        416.76
                                                                            2003      8.46        11.57      3,082.61
                                                                            2004     11.57        12.13      5,425.25
                                                                            2005     12.13        12.94      2,892.63
                                                                            2006     12.94        14.55      2,296.18
                                                                            2007     14.55        15.91      5,764.11
                                                                            2008     15.91         9.59      5,400.68
                                                                            2009      9.59        12.64      2,291.57
                                                                            2010     12.64        15.70      1,989.80

Jennison Growth Investment Division (Class E)/(c)(g)/...................... 2005      4.02         4.82      4,794.05
                                                                            2006      4.82         4.87      9,278.95
                                                                            2007      4.87         5.34      6,093.91
                                                                            2008      5.34         3.33      6,441.64
                                                                            2009      3.33         4.58      6,616.21
                                                                            2010      4.58         5.03      9,524.45

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/ (formerly Met/Putnam
  Voyager Investment Division)............................................. 2001    $ 5.37       $ 4.90          0.00
                                                                            2002      4.90         3.42      1,492.87
                                                                            2003      3.42         4.23      9,294.38
                                                                            2004      4.23         4.36      1,931.55
                                                                            2005      4.36         3.98      1,537.07

Lazard Mid Cap Investment Division (Class E)/(d)/.......................... 2002     11.38         9.64        951.01
                                                                            2003      9.64        11.99     16,090.55
                                                                            2004     11.99        13.49     21,366.82
                                                                            2005     13.49        14.37     16,054.05
                                                                            2006     14.37        16.22     16,678.76
                                                                            2007     16.22        15.53     19,916.61
                                                                            2008     15.53         9.43      7,689.89
                                                                            2009      9.43        12.70      3,208.28
                                                                            2010     12.70        15.38      3,048.90

Legg Mason ClearBridge Aggressive Growth Investment Division (formerly
  Legg Mason Partners Aggressive Growth (Class E))/(e)/.................... 2003      5.53         6.73     11,784.81
                                                                            2004      6.73         7.19      3,090.76
                                                                            2005      7.19         8.04      4,774.01
                                                                            2006      8.04         7.78      9,012.35
                                                                            2007      7.78         7.83      5,055.75
                                                                            2008      7.83         4.69      4,328.05
                                                                            2009      4.69         6.16      2,764.06
                                                                            2010      6.16         7.50      7,513.53

Legg Mason Partners Aggressive Growth Investment Division (Class
  E)/(e)/ (formerly Janus Aggressive Growth)............................... 2001      8.86         7.73          0.00
                                                                            2002      7.73         5.27      4,955.25
                                                                            2003      5.27         5.53          0.00

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/.............. 2006      9.26         9.92      3,831.37
                                                                            2007      9.92         9.19      3,187.43
                                                                            2008      9.19         4.10      3,491.18
                                                                            2009      4.10         5.57      3,065.85
                                                                            2010      5.57         5.88      3,587.19

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/ (formerly
  MFS(R) Investors Trust Investment Division).............................. 2001      8.67         8.23          0.00
                                                                            2002      8.23         6.46        398.10
                                                                            2003      6.46         7.72     15,428.45
                                                                            2004      7.72         8.45      9,379.60
                                                                            2005      8.45         8.90      3,932.27
                                                                            2006      8.90         9.30      3,926.65

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E) (formerly
  Loomis Sayles Small Cap Investment Division)/(c)/........................ 2001    $22.54       $22.04          0.00
                                                                            2002     22.04        16.98        785.43
                                                                            2003     16.98        22.77      2,946.99
                                                                            2004     22.77        26.03      4,237.26
                                                                            2005     26.03        27.33      5,334.87
                                                                            2006     27.33        31.33      6,476.43
                                                                            2007     31.33        34.43      4,129.06
                                                                            2008     34.43        21.67      3,384.67
                                                                            2009     21.67        27.73      1,951.59
                                                                            2010     27.73        34.73      2,885.66

Loomis Sayles Small Cap Growth Investment Division (formerly Franklin
  Templeton Small Cap Growth Investment Division (Class E))/(c)/........... 2001      9.17         8.78          0.00
                                                                            2002      8.78         6.23      3,928.09
                                                                            2003      6.23         8.87     19,763.43
                                                                            2004      8.87         9.70     21,407.68
                                                                            2005      9.70         9.97     15,213.23
                                                                            2006      9.97        10.77     10,734.67
                                                                            2007     10.77        11.07      8,697.45
                                                                            2008     11.07         6.39      5,407.86
                                                                            2009      6.39         8.16      5,809.87
                                                                            2010      8.16        10.55      8,264.69

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/.............. 2002     10.66        10.32      5,875.58
                                                                            2003     10.32        12.12     62,740.59
                                                                            2004     12.12        12.90     46,779.36
                                                                            2005     12.90        12.90     39,674.00
                                                                            2006     12.90        13.85     57,821.83
                                                                            2007     13.85        14.54     31,208.97
                                                                            2008     14.54        11.65     24,793.16
                                                                            2009     11.65        15.69     27,964.03
                                                                            2010     15.69        17.44     23,432.64

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/ (formerly
  Loomis Sayles High Yield Bond Investment Division)....................... 2001     10.64        10.37          0.00
                                                                            2002     10.37        10.66          0.00

Met/Artisan Mid Cap Value Investment Division (formerly Harris Oakmark
  Focused Value Investment Division) (Class E)/(c)/........................ 2001     24.88        25.71          0.00
                                                                            2002     25.71        23.02     11,986.43
                                                                            2003     23.02        29.99     30,818.04
                                                                            2004     29.99        32.38     38,051.70
                                                                            2005     32.38        34.98     37,166.33
                                                                            2006     34.98        38.63     28,597.30
                                                                            2007     38.63        35.34     20,035.21
                                                                            2008     35.34        18.74     11,485.60
                                                                            2009     18.74        26.06      9,615.58
                                                                            2010     26.06        29.45      8,328.95

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E)/(c)/............. 2001    $10.40       $10.28           0.00
                                                                            2002     10.28         8.59      36,618.07
                                                                            2003      8.59        11.39      89,355.97
                                                                            2004     11.39        12.98      72,807.65
                                                                            2005     12.98        14.32      61,119.82
                                                                            2006     14.32        15.48      46,587.87
                                                                            2007     15.48        16.39      40,786.78
                                                                            2008     16.39        10.26      39,596.61
                                                                            2009     10.26        13.83      26,965.64
                                                                            2010     13.83        17.15      22,277.89

MetLife Stock Index Investment Division (Class E)/(c)/..................... 2001     37.05        34.94           0.00
                                                                            2002     34.94        26.67      42,323.92
                                                                            2003     26.67        33.58     106,327.26
                                                                            2004     33.58        36.45     135,338.06
                                                                            2005     36.45        37.47     109,128.30
                                                                            2006     37.47        42.49      81,941.48
                                                                            2007     42.49        43.91      67,036.12
                                                                            2008     43.91        27.13      57,933.47
                                                                            2009     27.13        33.64      50,321.09
                                                                            2010     33.64        37.92      45,315.65

MFS(R) Research International Investment Division (Class E)/(c)/........... 2001      9.00         8.35           0.00
                                                                            2002      8.35         7.26       2,213.82
                                                                            2003      7.26         9.43       7,079.60
                                                                            2004      9.43        11.10       8,159.69
                                                                            2005     11.10        12.72       6,648.82
                                                                            2006     12.72        15.87      22,985.81
                                                                            2007     15.87        17.70      24,792.65
                                                                            2008     17.70        10.04      23,232.04
                                                                            2009     10.04        13.01      15,702.82
                                                                            2010     13.01        14.27       8,917.94

MFS(R) Total Return Investment Division (Class E)/(i)/..................... 2004     35.23        38.24       4,251.94
                                                                            2005     38.24        38.69       7,910.43
                                                                            2006     38.69        42.60       6,982.51
                                                                            2007     42.60        43.63       7,881.47
                                                                            2008     43.63        33.32       7,731.63
                                                                            2009     33.32        38.77       5,617.31
                                                                            2010     38.77        41.88       4,550.38

MFS(R) Value Investment Division (Class E)/(c)/............................ 2001     11.57        11.40           0.00
                                                                            2002     11.40         9.61      33,394.38
                                                                            2003      9.61        11.84      82,579.35
                                                                            2004     11.84        12.97     113,615.88
                                                                            2005     12.97        12.56      95,288.30
                                                                            2006     12.56        14.57      78,448.29
                                                                            2007     14.57        13.77      57,758.54
                                                                            2008     13.77         8.99      41,589.93
                                                                            2009      8.99        10.67      36,434.56
                                                                            2010     10.67        11.68      31,986.68

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division (Class E)/(c)/............ 2001    $ 9.32       $ 8.54           0.00
                                                                            2002      8.54         7.00      54,870.76
                                                                            2003      7.00         9.46     144,231.71
                                                                            2004      9.46        11.11     115,105.83
                                                                            2005     11.11        12.35      87,206.62
                                                                            2006     12.35        15.26      84,792.72
                                                                            2007     15.26        16.60      66,211.48
                                                                            2008     16.60         9.44      49,112.93
                                                                            2009      9.44        11.94      37,078.00
                                                                            2010     11.94        12.68      36,125.60

Morgan Stanley Mid Cap Growth Investment Division (Class E)/(n)/........... 2010     12.73        14.76      20,443.97

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid Cap
  Opportunities Investment Division (Class E))/(c)(h)/..................... 2001     18.00        15.48           0.00
                                                                            2002     15.48        10.79       3,562.42
                                                                            2003     10.79        14.28      10,960.78
                                                                            2004     14.28        16.43      26,607.25
                                                                            2005     16.43        17.25      23,598.05
                                                                            2006     17.25        18.95      23,250.27
                                                                            2007     18.95        20.17      17,824.40
                                                                            2008     20.17         8.85      12,513.78
                                                                            2009      8.85        11.64      10,936.65
                                                                            2010     11.64        12.59           0.00

Neuberger Berman Genesis Investment Division (formerly BlackRock Strategic
  Value Investment Division (Class E)/(c)/................................. 2001     14.18        13.92           0.00
                                                                            2002     13.92        10.75      30,235.93
                                                                            2003     10.75        15.86      90,367.52
                                                                            2004     15.86        17.96     100,432.05
                                                                            2005     17.96        18.37      71,401.86
                                                                            2006     18.37        21.08      53,394.82
                                                                            2007     21.08        19.99      38,195.63
                                                                            2008     19.99        12.09      29,997.64
                                                                            2009     12.09        13.43      24,271.17
                                                                            2010     13.43        16.04      25,909.41

Neuberger Berman Mid Cap Value Investment Division (Class E)/(c)/.......... 2001     15.27        14.94           0.00
                                                                            2002     14.94        13.27      10,022.41
                                                                            2003     13.27        17.80      20,734.88
                                                                            2004     17.80        21.50      57,168.96
                                                                            2005     21.50        23.71      59,794.24
                                                                            2006     23.71        25.95      39,707.62
                                                                            2007     25.95        26.36      35,049.75
                                                                            2008     26.36        13.64      23,169.25
                                                                            2009     13.64        19.83      15,365.19
                                                                            2010     19.83        24.61      16,373.27

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class E)/(c)/............... 2001    $12.79       $12.05           0.00
                                                                            2002     12.05         9.94       1,548.73
                                                                            2003      9.94        12.75       5,390.09
                                                                            2004     12.75        14.56       5,071.74
                                                                            2005     14.56        16.63      11,373.43
                                                                            2006     16.63        19.06      11,057.32
                                                                            2007     19.06        19.93      10,974.17
                                                                            2008     19.93        11.66       7,344.86
                                                                            2009     11.66        16.07       5,991.98
                                                                            2010     16.07        18.35       7,077.84

PIMCO Total Return Investment Division (Class E)/(c)/...................... 2001     10.24        10.42           0.00
                                                                            2002     10.42        11.21      55,315.06
                                                                            2003     11.21        11.51     113,905.47
                                                                            2004     11.51        11.90     129,642.54
                                                                            2005     11.90        11.98     117,484.49
                                                                            2006     11.98        12.33     104,817.34
                                                                            2007     12.33        13.06      81,641.65
                                                                            2008     13.06        12.90      67,345.50
                                                                            2009     12.90        15.00      60,060.17
                                                                            2010     15.00        15.97      63,362.09

RCM Tecnology Investment Division (Class E)/(c)/........................... 2001      7.04         6.08           0.00
                                                                            2002      6.08         2.95       1,924.22
                                                                            2003      2.95         4.57     118,041.94
                                                                            2004      4.57         4.30      69,091.57
                                                                            2005      4.30         4.71      45,966.33
                                                                            2006      4.71         4.88      40,365.66
                                                                            2007      4.88         6.32      69,206.13
                                                                            2008      6.32         3.45      30,019.11
                                                                            2009      3.45         5.41      69,036.54
                                                                            2010      5.41         6.81      63,432.45

Russell 2000(R) Index Investment Division (Class E)/(c)/................... 2001     11.94        11.87           0.00
                                                                            2002     11.87         9.27      22,404.84
                                                                            2003      9.27        13.32      58,941.26
                                                                            2004     13.32        15.40      49,381.26
                                                                            2005     15.40        15.81      33,606.31
                                                                            2006     15.81        18.31      36,172.64
                                                                            2007     18.31        17.71      28,740.09
                                                                            2008     17.71        11.57      35,072.74
                                                                            2009     11.57        14.33      22,981.12
                                                                            2010     14.33        17.84      23,666.40

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class E)/(c)/.......... 2001    $11.57       $11.42          0.00
                                                                            2002     11.42         8.62      4,831.74
                                                                            2003      8.62        11.07     23,065.50
                                                                            2004     11.07        11.96     25,824.19
                                                                            2005     11.96        12.52     71,171.71
                                                                            2006     12.52        13.91     63,250.49
                                                                            2007     13.91        14.95     43,920.87
                                                                            2008     14.95         8.53     33,263.74
                                                                            2009      8.53        12.02     32,582.66
                                                                            2010     12.02        13.82     33,885.63

T. Rowe Price Mid Cap Growth Investment Division (Class E)/(c)/............ 2001      8.63         8.23          0.00
                                                                            2002      8.23         4.53      5,976.56
                                                                            2003      4.53         6.10     34,028.06
                                                                            2004      6.10         7.08     36,633.80
                                                                            2005      7.08         7.98     46,792.70
                                                                            2006      7.98         8.35     38,708.87
                                                                            2007      8.35         9.66     58,323.81
                                                                            2008      9.66         5.74     35,760.39
                                                                            2009      5.74         8.21     21,249.23
                                                                            2010      8.21        10.33     29,104.95

T. Rowe Price Small Cap Growth Investment Division (Class E)/(c)/.......... 2001     12.14        11.93          0.00
                                                                            2002     11.93         8.59      4,643.13
                                                                            2003      8.59        11.89     25,344.62
                                                                            2004     11.89        12.98     20,175.49
                                                                            2005     12.98        14.15     18,832.17
                                                                            2006     14.15        14.43     18,951.70
                                                                            2007     14.43        15.57     13,793.22
                                                                            2008     15.57         9.76     13,273.43
                                                                            2009      9.76        13.33     10,256.21
                                                                            2010     13.33        17.66     14,821.77

Western Asset Management Strategic Bond Opportunities Investment Division
  (Class E)/(c)/........................................................... 2001     15.31        15.60          0.00
                                                                            2002     15.60        16.78     12,246.45
                                                                            2003     16.78        18.57     48,159.00
                                                                            2004     18.57        19.45     58,749.91
                                                                            2005     19.45        19.64     57,914.26
                                                                            2006     19.64        20.26     39,654.32
                                                                            2007     20.26        20.70     37,384.92
                                                                            2008     20.70        17.28     19,902.98
                                                                            2009     17.28        22.44     12,885.44
                                                                            2010     22.44        24.86     10,889.90

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment Division (Class E)/(c)/. 2001    $14.24       $14.51          0.00
                                                                            2002     14.51        15.36     77,484.37
                                                                            2003     15.36        15.34     36,893.18
                                                                            2004     15.34        15.51     61,533.63
                                                                            2005     15.51        15.50     52,941.33
                                                                            2006     15.50        15.85     31,199.16
                                                                            2007     15.85        16.24     28,526.17
                                                                            2008     16.24        15.90     18,471.16
                                                                            2009     15.90        16.30     20,551.61
                                                                            2010     16.30        16.94     18,395.01

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.70 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 14.23      $ 14.89     110,668.18
                                                           2007     14.89        15.11     252,107.71
                                                           2008     15.11        13.44     158,993.33
                                                           2009     13.44        14.86     118,527.47
                                                           2010     14.86        15.53      22,969.39

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.66        13.32           0.00
                                                           2002     13.32        10.59      32,229.47
                                                           2003     10.59        15.96     171,695.10
                                                           2004     15.96        18.93     369,097.08
                                                           2005     18.93        23.30     429,939.53
                                                           2006     23.30        28.38     467,603.88
                                                           2007     28.38        33.83     501,389.85
                                                           2008     33.83        15.43     399,490.96
                                                           2009     15.43        24.44     293,090.40
                                                           2010     24.44        29.37     116,062.47

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    117.06       105.89           0.00
                                                           2002    105.89        78.52      21,502.34
                                                           2003     78.52       105.46     124,946.44
                                                           2004    105.46       116.46     226,287.64
                                                           2005    116.46       132.85     227,880.56
                                                           2006    132.85       143.74     219,738.44
                                                           2007    143.74       158.52     200,783.72
                                                           2008    158.52        87.18     165,466.58
                                                           2009     87.18       119.31     122,803.65
                                                           2010    119.31       139.01      45,720.85

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     82.13        78.76           0.00
                                                           2002     78.76        63.13      26,184.96
                                                           2003     63.13        82.07     152,150.41
                                                           2004     82.07        88.92     272,765.78
                                                           2005     88.92        92.39     271,138.47
                                                           2006     92.39       104.49     255,679.74
                                                           2007    104.49       107.74     235,028.44
                                                           2008    107.74        65.72     184,407.55
                                                           2009     65.72        84.68     140,511.13
                                                           2010     84.68        92.63      50,052.03

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.89       $11.10            0.00
                                                           2002     11.10         8.99       22,563.72
                                                           2003      8.99        11.30       98,396.94
                                                           2004     11.30        13.11      168,957.84
                                                           2005     13.11        15.19      185,306.41
                                                           2006     15.19        17.36      191,749.15
                                                           2007     17.36        18.81      173,612.65
                                                           2008     18.81        10.31      149,204.71
                                                           2009     10.31        12.37      106,112.15
                                                           2010     12.37        13.02       32,891.51

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.09        11.29            0.00
                                                           2002     11.29        12.22      329,425.76
                                                           2003     12.22        12.43    1,133,217.06
                                                           2004     12.43        12.70    1,702,061.46
                                                           2005     12.70        12.74    1,629,973.65
                                                           2006     12.74        13.01    1,336,727.57
                                                           2007     13.01        13.65    1,217,980.98
                                                           2008     13.65        14.19      851,627.56
                                                           2009     14.19        14.67      669,220.87
                                                           2010     14.67        15.26      235,869.35

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     35.71        33.64            0.00
                                                           2002     33.64        23.55        6,355.49
                                                           2003     23.55        32.55       49,584.72
                                                           2004     32.55        36.09       85,446.03
                                                           2005     36.09        39.23       75,755.67
                                                           2006     39.23        41.09       56,665.34
                                                           2007     41.09        48.63       60,080.59
                                                           2008     48.63        25.92       49,365.78
                                                           2009     25.92        38.02       40,363.27
                                                           2010     38.02        43.06       13,226.07

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     40.28        42.41       32,642.61
                                                           2003     42.41        44.07       95,087.79
                                                           2004     44.07        45.18      159,875.35
                                                           2005     45.18        45.42      156,764.32
                                                           2006     45.42        46.56      136,626.17
                                                           2007     46.56        48.57      128,409.22
                                                           2008     48.57        46.05      101,609.40
                                                           2009     46.05        49.48       73,626.13
                                                           2010     49.48        52.63       29,992.10

BlackRock Bond Income Investment Division (Class E)/(a)
  /(formerly SSR Income Class E).......................... 2001     38.87        39.89            0.00
                                                           2002     39.89        40.32            0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $35.50       $34.56           0.00
                                                           2002     34.56        29.25      33,839.50
                                                           2003     29.25        34.62     182,456.49
                                                           2004     34.62        36.86     328,679.57
                                                           2005     36.86        37.31     301,648.08
                                                           2006     37.31        40.47     270,681.95
                                                           2007     40.47        42.05     244,966.47
                                                           2008     42.05        31.06     176,707.83
                                                           2009     31.06        35.77     129,889.84
                                                           2010     35.77        38.49      44,679.71

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     74.43        74.98      76,161.42
                                                           2008     74.98        46.25      63,191.81
                                                           2009     46.25        54.25      46,989.76
                                                           2010     54.25        60.09      18,274.57

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     66.81        62.28           0.00
                                                           2002     62.28        45.18      17,311.12
                                                           2003     45.18        57.77      78,563.82
                                                           2004     57.77        62.87     113,317.00
                                                           2005     62.87        63.95      96,220.84
                                                           2006     63.95        71.62      81,565.90
                                                           2007     71.62        75.06           0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.90      10,104.90
                                                           2003      7.90        10.52     105,281.63
                                                           2004     10.52        11.72     205,632.61
                                                           2005     11.72        12.18     193,829.73
                                                           2006     12.18        14.28     292,964.92
                                                           2007     14.28        14.50     322,628.67
                                                           2008     14.50         9.26     254,520.03
                                                           2009      9.26        10.12     169,802.01
                                                           2010     10.12        10.84      77,715.34

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     21.31        21.15      23,796.96
                                                           2004     21.15        20.97      77,164.49
                                                           2005     20.97        21.18      64,536.89
                                                           2006     21.18        21.80      52,857.00
                                                           2007     21.80        22.48      70,573.23
                                                           2008     22.48        22.70      73,386.88
                                                           2009     22.70        22.38      61,070.03
                                                           2010     22.38        22.01      16,445.34

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $26.63       $25.88           0.00
                                                        2002     25.88        21.23      11,981.23
                                                        2003     21.23        27.29      83,657.59
                                                        2004     27.29        30.09     213,727.47
                                                        2005     30.09        32.58     241,918.06
                                                        2006     32.58        36.65     259,451.17
                                                        2007     36.65        37.63     247,258.35
                                                        2008     37.63        22.39     216,091.31
                                                        2009     22.39        29.02     163,769.45
                                                        2010     29.02        31.91      50,915.62

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     22.13        18.18       1,615.62
                                                        2003     18.18        22.65      41,670.14
                                                        2004     22.65        25.29      58,891.73
                                                        2005     25.29        27.48      74,892.27
                                                        2006     27.48        30.20      62,546.05
                                                        2007     30.20        30.89      59,394.89
                                                        2008     30.89        18.51      51,751.67
                                                        2009     18.51        22.14      31,537.64
                                                        2010     22.14        24.90       8,241.59

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.57         8.80       4,400.67
                                                        2003      8.80        11.69      67,210.38
                                                        2004     11.69        13.88     205,407.95
                                                        2005     13.88        15.59     274,721.74
                                                        2006     15.59        19.77     445,092.22
                                                        2007     19.77        19.24     362,817.99
                                                        2008     19.24        11.19     232,404.70
                                                        2009     11.19        17.09     187,410.49
                                                        2010     17.09        19.57      88,940.37

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.21         8.46       8,483.00
                                                        2003      8.46        11.56      27,537.97
                                                        2004     11.56        12.11      45,662.56
                                                        2005     12.11        12.92      44,682.75
                                                        2006     12.92        14.51      40,476.14
                                                        2007     14.51        15.86      47,672.34
                                                        2008     15.86         9.56      41,250.62
                                                        2009      9.56        12.59      25,457.31
                                                        2010     12.59        15.63      11,799.51

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      4.01         4.81     171,031.23
                                                        2006      4.81         4.85     170,050.45
                                                        2007      4.85         5.32     110,664.56
                                                        2008      5.32         3.32     107,506.11
                                                        2009      3.32         4.56      86,652.47
                                                        2010      4.56         5.00      47,150.75

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.37       $ 4.89           0.00
                                                               2002      4.89         3.42      29,993.32
                                                               2003      3.42         4.22      99,124.54
                                                               2004      4.22         4.34     112,709.98
                                                               2005      4.34         3.97     114,317.78

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.37         9.64       6,385.26
                                                               2003      9.64        11.97      96,476.49
                                                               2004     11.97        13.47     170,397.38
                                                               2005     13.47        14.34     159,693.72
                                                               2006     14.34        16.17     149,216.09
                                                               2007     16.17        15.48     138,997.54
                                                               2008     15.48         9.40     104,889.06
                                                               2009      9.40        12.65      75,988.01
                                                               2010     12.65        15.31      24,237.13

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.52         6.72     107,992.73
                                                               2004      6.72         7.18     128,012.69
                                                               2005      7.18         8.02     125,711.91
                                                               2006      8.02         7.76     120,597.29
                                                               2007      7.76         7.81      84,001.26
                                                               2008      7.81         4.68      69,283.31
                                                               2009      4.68         6.13      49,275.57
                                                               2010      6.13         7.46      13,401.24

Legg Mason Partners Aggressive Growth Investment
  Division (Class E)/(e)/
  (formerly Janus Aggressive Growth).......................... 2001      8.86         7.73           0.00
                                                               2002      7.73         5.26      36,517.20
                                                               2003      5.26         5.52           0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.23         9.88     142,965.72
                                                               2007      9.88         9.15     125,041.32
                                                               2008      9.15         4.08     122,680.27
                                                               2009      4.08         5.54      79,320.39
                                                               2010      5.54         5.85      46,610.60

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.66         8.22           0.00
                                                               2002      8.22         6.45      45,099.73
                                                               2003      6.45         7.70      92,835.82
                                                               2004      7.70         8.43     131,592.98
                                                               2005      8.43         8.88     144,007.46
                                                               2006      8.88         9.27     142,418.79

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $22.45       $21.95           0.00
                                                               2002     21.95        16.91       6,102.15
                                                               2003     16.91        22.66      27,978.35
                                                               2004     22.66        25.89      45,909.28
                                                               2005     25.89        27.18      44,148.06
                                                               2006     27.18        31.13      61,094.69
                                                               2007     31.13        34.19      70,508.13
                                                               2008     34.19        21.51      56,358.01
                                                               2009     21.51        27.51      41,115.49
                                                               2010     27.51        34.44      13,196.28

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.16         8.77           0.00
                                                               2002      8.77         6.23      36,153.26
                                                               2003      6.23         8.85     152,007.81
                                                               2004      8.85         9.68     245,041.76
                                                               2005      9.68         9.94     227,942.71
                                                               2006      9.94        10.74     202,132.37
                                                               2007     10.74        11.03     199,169.79
                                                               2008     11.03         6.36     145,161.35
                                                               2009      6.36         8.13     105,979.60
                                                               2010      8.13        10.50      31,648.03

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.63        10.29      28,941.20
                                                               2003     10.29        12.08     226,434.99
                                                               2004     12.08        12.85     387,105.11
                                                               2005     12.85        12.84     421,415.83
                                                               2006     12.84        13.78     391,082.87
                                                               2007     13.78        14.46     389,016.48
                                                               2008     14.46        11.58     270,404.08
                                                               2009     11.58        15.59     221,643.90
                                                               2010     15.59        17.32      76,175.61

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.62        10.35           0.00
                                                               2002     10.35        10.63           0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     24.78        25.60           0.00
                                                               2002     25.60        22.91      65,291.73
                                                               2003     22.91        29.83     224,402.29
                                                               2004     29.83        32.19     350,585.58
                                                               2005     32.19        34.76     353,511.57
                                                               2006     34.76        38.37     304,038.22
                                                               2007     38.37        35.09     262,802.15
                                                               2008     35.09        18.60     205,329.07
                                                               2009     18.60        25.84     143,927.24
                                                               2010     25.84        29.19      57,986.68

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.39       $10.27            0.00
                                                        2002     10.27         8.58      103,252.38
                                                        2003      8.58        11.37      469,867.64
                                                        2004     11.37        12.95      557,458.64
                                                        2005     12.95        14.29      572,483.55
                                                        2006     14.29        15.43      517,653.36
                                                        2007     15.43        16.33      495,979.59
                                                        2008     16.33        10.22      420,627.54
                                                        2009     10.22        13.76      330,512.23
                                                        2010     13.76        17.06      125,032.82

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     36.84        34.74            0.00
                                                        2002     34.74        26.50      111,594.95
                                                        2003     26.50        33.35      559,552.89
                                                        2004     33.35        36.19    1,016,927.27
                                                        2005     36.19        37.18    1,018,080.88
                                                        2006     37.18        42.14      865,584.38
                                                        2007     42.14        43.52      788,687.46
                                                        2008     43.52        26.88      702,361.00
                                                        2009     26.88        33.31      525,828.32
                                                        2010     33.31        37.53      180,318.95

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      9.00         8.35            0.00
                                                        2002      8.35         7.25       13,552.24
                                                        2003      7.25         9.42       71,751.51
                                                        2004      9.42        11.08      130,885.31
                                                        2005     11.08        12.69      156,924.95
                                                        2006     12.69        15.83      231,828.09
                                                        2007     15.83        17.64      214,497.93
                                                        2008     17.64        10.00      282,397.59
                                                        2009     10.00        12.95      193,328.78
                                                        2010     12.95        14.20       58,064.28

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     34.93        37.91       57,702.72
                                                        2005     37.91        38.33      124,020.75
                                                        2006     38.33        42.19      132,486.50
                                                        2007     42.19        43.18      145,281.71
                                                        2008     43.18        32.96      120,025.00
                                                        2009     32.96        38.34      109,408.46
                                                        2010     38.34        41.38       87,465.14

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.56        11.38            0.00
                                                        2002     11.38         9.59      172,192.29
                                                        2003      9.59        11.81      616,141.67
                                                        2004     11.81        12.93      941,616.59
                                                        2005     12.93        12.51      875,618.84
                                                        2006     12.51        14.51      735,640.68
                                                        2007     14.51        13.70      626,330.00
                                                        2008     13.70         8.94      505,198.87
                                                        2009      8.94        10.61      398,298.34
                                                        2010     10.61        11.60      141,606.53

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.30       $ 8.53           0.00
                                                           2002      8.53         6.99     165,362.08
                                                           2003      6.99         9.43     650,933.67
                                                           2004      9.43        11.08     720,329.01
                                                           2005     11.08        12.31     704,046.82
                                                           2006     12.31        15.20     594,964.09
                                                           2007     15.20        16.53     557,830.26
                                                           2008     16.53         9.40     522,845.54
                                                           2009      9.40        11.87     389,751.47
                                                           2010     11.87        12.61     149,687.63

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     12.64        14.66      68,015.77

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.96        15.44           0.00
                                                           2002     15.44        10.76      39,250.82
                                                           2003     10.76        14.23      95,625.78
                                                           2004     14.23        16.37     351,650.03
                                                           2005     16.37        17.18     315,807.06
                                                           2006     17.18        18.86     282,601.79
                                                           2007     18.86        20.06     251,053.73
                                                           2008     20.06         8.79     196,081.89
                                                           2009      8.79        11.57     157,938.03
                                                           2010     11.57        12.50           0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.17        13.91           0.00
                                                           2002     13.91        10.74     169,031.00
                                                           2003     10.74        15.83     605,282.33
                                                           2004     15.83        17.92     990,589.26
                                                           2005     17.92        18.32     884,650.92
                                                           2006     18.32        21.01     728,462.68
                                                           2007     21.01        19.91     639,737.38
                                                           2008     19.91        12.04     507,986.95
                                                           2009     12.04        13.36     374,410.30
                                                           2010     13.36        15.96     163,427.34

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.25        14.92           0.00
                                                           2002     14.92        13.24      45,135.94
                                                           2003     13.24        17.76     191,491.56
                                                           2004     17.76        21.44     453,847.33
                                                           2005     21.44        23.62     530,789.61
                                                           2006     23.62        25.85     464,939.19
                                                           2007     25.85        26.24     417,721.00
                                                           2008     26.24        13.57     331,195.06
                                                           2009     13.57        19.72     241,478.31
                                                           2010     19.72        24.46     108,644.14

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.76       $12.02            0.00
                                                          2002     12.02         9.91       35,660.29
                                                          2003      9.91        12.70       89,765.33
                                                          2004     12.70        14.50      141,395.54
                                                          2005     14.50        16.56      165,101.70
                                                          2006     16.56        18.97      181,645.39
                                                          2007     18.97        19.82      179,956.07
                                                          2008     19.82        11.60      152,625.54
                                                          2009     11.60        15.97      118,007.02
                                                          2010     15.97        18.22       48,389.62

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.23        10.41            0.00
                                                          2002     10.41        11.20      160,869.03
                                                          2003     11.20        11.50      862,426.47
                                                          2004     11.50        11.87    1,312,202.22
                                                          2005     11.87        11.95    1,222,076.13
                                                          2006     11.95        12.30    1,081,083.66
                                                          2007     12.30        13.01    1,046,539.28
                                                          2008     13.01        12.85      833,704.05
                                                          2009     12.85        14.93      710,420.02
                                                          2010     14.93        15.89      327,716.81

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.04         6.07            0.00
                                                          2002      6.07         2.95       65,642.36
                                                          2003      2.95         4.57      418,424.55
                                                          2004      4.57         4.29      598,729.31
                                                          2005      4.29         4.70      492,117.51
                                                          2006      4.70         4.86      404,865.60
                                                          2007      4.86         6.30      415,296.64
                                                          2008      6.30         3.44      286,079.64
                                                          2009      3.44         5.39      285,386.45
                                                          2010      5.39         6.78      117,768.66

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.93        11.85            0.00
                                                          2002     11.85         9.25       74,852.73
                                                          2003      9.25        13.29      368,425.02
                                                          2004     13.29        15.35      465,748.17
                                                          2005     15.35        15.76      482,698.26
                                                          2006     15.76        18.24      458,985.33
                                                          2007     18.24        17.63      381,171.79
                                                          2008     17.63        11.51      291,674.85
                                                          2009     11.51        14.25      201,674.18
                                                          2010     14.25        17.73       65,893.25

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.56       $11.41           0.00
                                                       2002     11.41         8.60      30,641.29
                                                       2003      8.60        11.04     175,711.09
                                                       2004     11.04        11.92     293,450.40
                                                       2005     11.92        12.47     276,995.23
                                                       2006     12.47        13.86     253,115.43
                                                       2007     13.86        14.88     262,823.16
                                                       2008     14.88         8.49     203,750.53
                                                       2009      8.49        11.95     136,317.47
                                                       2010     11.95        13.74      52,279.44

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.63         8.23           0.00
                                                       2002      8.23         4.53      46,325.36
                                                       2003      4.53         6.09     236,930.75
                                                       2004      6.09         7.07     425,938.60
                                                       2005      7.07         7.96     407,430.08
                                                       2006      7.96         8.32     372,075.20
                                                       2007      8.32         9.63     444,120.13
                                                       2008      9.63         5.71     366,510.86
                                                       2009      5.71         8.17     279,610.80
                                                       2010      8.17        10.28      94,521.02

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     12.11        11.90           0.00
                                                       2002     11.90         8.57      12,440.89
                                                       2003      8.57        11.85     100,236.57
                                                       2004     11.85        12.93     166,959.06
                                                       2005     12.93        14.09     160,464.49
                                                       2006     14.09        14.36     152,219.64
                                                       2007     14.36        15.49     111,542.87
                                                       2008     15.49         9.70     121,234.23
                                                       2009      9.70        13.24     111,855.55
                                                       2010     13.24        17.54      39,294.86

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     15.26        15.54           0.00
                                                       2002     15.54        16.71      32,880.60
                                                       2003     16.71        18.49     239,187.67
                                                       2004     18.49        19.35     527,932.02
                                                       2005     19.35        19.53     527,773.65
                                                       2006     19.53        20.14     464,358.14
                                                       2007     20.14        20.57     402,565.61
                                                       2008     20.57        17.16     259,083.25
                                                       2009     17.16        22.27     199,266.00
                                                       2010     22.27        24.66      92,245.68

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $14.19       $14.46           0.00
                                                    2002     14.46        15.30     108,090.83
                                                    2003     15.30        15.27     285,566.06
                                                    2004     15.27        15.43     350,140.83
                                                    2005     15.43        15.41     323,413.19
                                                    2006     15.41        15.76     280,486.66
                                                    2007     15.76        16.13     247,563.93
                                                    2008     16.13        15.79     203,692.75
                                                    2009     15.79        16.17     152,817.74
                                                    2010     16.17        16.80      45,704.56

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.75 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 14.17      $ 14.82        366.37
                                                           2007     14.82        15.03      7,044.56
                                                           2008     15.03        13.36      1,550.22
                                                           2009     13.36        14.77      1,713.92
                                                           2010     14.77        15.42      5,326.74

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.64        13.30          0.00
                                                           2002     13.30        10.56      6,440.52
                                                           2003     10.56        15.91     26,264.88
                                                           2004     15.91        18.87     32,210.40
                                                           2005     18.87        23.21     34,001.23
                                                           2006     23.21        28.26     37,575.75
                                                           2007     28.26        33.66     36,898.97
                                                           2008     33.66        15.35     30,590.88
                                                           2009     15.35        24.29     35,349.27
                                                           2010     24.29        29.18     36,509.04

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    116.04       104.94          0.00
                                                           2002    104.94        77.78      6,100.79
                                                           2003     77.78       104.42     15,014.89
                                                           2004    104.42       115.25     20,010.20
                                                           2005    115.25       131.40     21,095.03
                                                           2006    131.40       142.11     14,704.81
                                                           2007    142.11       156.63     14,216.90
                                                           2008    156.63        86.10     13,079.93
                                                           2009     86.10       117.77     12,310.15
                                                           2010    117.77       137.15     11,978.25

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     81.41        78.06          0.00
                                                           2002     78.06        62.54      7,458.73
                                                           2003     62.54        81.26     22,882.90
                                                           2004     81.26        88.00     19,915.47
                                                           2005     88.00        91.38     18,399.97
                                                           2006     91.38       103.30     16,270.03
                                                           2007    103.30       106.46     15,894.19
                                                           2008    106.46        64.91     12,181.32
                                                           2009     64.91        83.59     11,930.37
                                                           2010     83.59        91.39     11,880.14

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.82       $11.04           0.00
                                                           2002     11.04         8.93      16,594.78
                                                           2003      8.93        11.23      26,664.14
                                                           2004     11.23        13.02      32,657.37
                                                           2005     13.02        15.07      37,830.08
                                                           2006     15.07        17.22      29,461.14
                                                           2007     17.22        18.65      17,125.94
                                                           2008     18.65        10.22      13,496.90
                                                           2009     10.22        12.25      15,642.58
                                                           2010     12.25        12.89      13,642.21

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.08        11.28           0.00
                                                           2002     11.28        12.20     128,740.60
                                                           2003     12.20        12.40     198,429.22
                                                           2004     12.40        12.67     214,084.86
                                                           2005     12.67        12.70     214,835.07
                                                           2006     12.70        12.96     189,479.52
                                                           2007     12.96        13.59     174,075.24
                                                           2008     13.59        14.12     125,344.68
                                                           2009     14.12        14.59     130,721.62
                                                           2010     14.59        15.17     115,470.44

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     35.48        33.41           0.00
                                                           2002     33.41        23.38         795.23
                                                           2003     23.38        32.30       8,668.62
                                                           2004     32.30        35.79       6,348.02
                                                           2005     35.79        38.88       4,678.86
                                                           2006     38.88        40.71       3,527.37
                                                           2007     40.71        48.16       3,234.78
                                                           2008     48.16        25.65       3,470.02
                                                           2009     25.65        37.61       4,195.27
                                                           2010     37.61        42.57       2,992.10

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     39.90        42.00       6,322.07
                                                           2003     42.00        43.62      14,570.11
                                                           2004     43.62        44.69      15,440.31
                                                           2005     44.69        44.91      15,345.62
                                                           2006     44.91        46.01      10,273.58
                                                           2007     46.01        47.98      13,455.88
                                                           2008     47.98        45.46      10,332.44
                                                           2009     45.46        48.83       8,983.21
                                                           2010     48.83        51.91       8,890.48

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     38.52        39.52           0.00
                                                           2002     39.52        39.94           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $35.23       $34.30          0.00
                                                           2002     34.30        29.01     14,236.48
                                                           2003     29.01        34.32     23,378.07
                                                           2004     34.32        36.52     17,533.44
                                                           2005     36.52        36.94     16,135.32
                                                           2006     36.94        40.06     15,760.25
                                                           2007     40.06        41.60     16,591.57
                                                           2008     41.60        30.71     21,147.34
                                                           2009     30.71        35.35     20,052.77
                                                           2010     35.35        38.02     19,381.48

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     73.55        74.09      4,835.44
                                                           2008     74.09        45.70      3,489.82
                                                           2009     45.70        53.60      3,668.33
                                                           2010     53.60        59.38      4,521.86

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     66.21        61.71          0.00
                                                           2002     61.71        44.74      2,941.32
                                                           2003     44.74        57.18     14,091.56
                                                           2004     57.18        62.20     12,268.95
                                                           2005     62.20        63.23      8,568.10
                                                           2006     63.23        70.78      7,083.31
                                                           2007     70.78        74.17          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.90      1,045.39
                                                           2003      7.90        10.51     48,663.04
                                                           2004     10.51        11.71     55,203.09
                                                           2005     11.71        12.16     45,218.23
                                                           2006     12.16        14.25     56,598.05
                                                           2007     14.25        14.46     37,205.09
                                                           2008     14.46         9.23     30,250.35
                                                           2009      9.23        10.08     25,729.21
                                                           2010     10.08        10.80     31,277.91

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     21.10        20.94          0.00
                                                           2004     20.94        20.75     14,397.06
                                                           2005     20.75        20.95      6,726.55
                                                           2006     20.95        21.54      6,598.21
                                                           2007     21.54        22.21     13,943.82
                                                           2008     22.21        22.41      3,706.66
                                                           2009     22.41        22.09      1,914.64
                                                           2010     22.09        21.71      1,871.34

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $26.54       $25.79           0.00
                                                        2002     25.79        21.15      14,097.12
                                                        2003     21.15        27.17      26,493.94
                                                        2004     27.17        29.94      32,146.17
                                                        2005     29.94        32.40      28,348.25
                                                        2006     32.40        36.43      26,891.98
                                                        2007     36.43        37.38      26,961.05
                                                        2008     37.38        22.23      20,513.42
                                                        2009     22.23        28.80      18,962.42
                                                        2010     28.80        31.65      16,020.81

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     22.03        18.09          19.39
                                                        2003     18.09        22.53       1,116.03
                                                        2004     22.53        25.14       1,587.42
                                                        2005     25.14        27.31       6,548.25
                                                        2006     27.31        29.99       7,095.20
                                                        2007     29.99        30.66       1,776.32
                                                        2008     30.66        18.36       1,268.59
                                                        2009     18.36        21.96       1,675.95
                                                        2010     21.96        24.68       1,290.61

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.57         8.79         150.24
                                                        2003      8.79        11.68       5,756.99
                                                        2004     11.68        13.85      34,650.85
                                                        2005     13.85        15.56      41,855.73
                                                        2006     15.56        19.72      39,538.95
                                                        2007     19.72        19.18      32,222.14
                                                        2008     19.18        11.15      27,179.02
                                                        2009     11.15        17.02      27,520.47
                                                        2010     17.02        19.48      31,488.08

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.20         8.45          46.45
                                                        2003      8.45        11.55       1,303.68
                                                        2004     11.55        12.09       3,924.92
                                                        2005     12.09        12.89       3,898.14
                                                        2006     12.89        14.47       5,365.87
                                                        2007     14.47        15.81       3,747.57
                                                        2008     15.81         9.52       2,799.41
                                                        2009      9.52        12.53       3,096.27
                                                        2010     12.53        15.56       3,194.39

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      4.00         4.80      52,607.91
                                                        2006      4.80         4.84     101,828.21
                                                        2007      4.84         5.30      86,398.28
                                                        2008      5.30         3.30      60,801.97
                                                        2009      3.30         4.54      53,268.99
                                                        2010      4.54         4.97      53,916.28

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.37       $ 4.89          0.00
                                                               2002      4.89         3.41     24,704.65
                                                               2003      3.41         4.21     37,202.23
                                                               2004      4.21         4.33     52,744.65
                                                               2005      4.33         3.96     52,278.68

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.37         9.63      2,470.81
                                                               2003      9.63        11.96     30,292.08
                                                               2004     11.96        13.45      9,434.25
                                                               2005     13.45        14.31      6,722.56
                                                               2006     14.31        16.13      3,655.38
                                                               2007     16.13        15.43      4,515.64
                                                               2008     15.43         9.36      2,851.63
                                                               2009      9.36        12.60      3,105.14
                                                               2010     12.60        15.24      2,944.91

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.52         6.71      3,673.77
                                                               2004      6.71         7.16     37,982.89
                                                               2005      7.16         8.00     37,355.96
                                                               2006      8.00         7.74     25,963.33
                                                               2007      7.74         7.78      1,510.00
                                                               2008      7.78         4.66      1,086.05
                                                               2009      4.66         6.10      1,510.33
                                                               2010      6.10         7.42      1,871.54

Legg Mason Partners Aggressive Growth Investment
  Division (Class E)/(e)
  /(formerly Janus Aggressive Growth)......................... 2001      8.85         7.72          0.00
                                                               2002      7.72         5.26      2,432.85
                                                               2003      5.26         5.52          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.20         9.84      9,707.66
                                                               2007      9.84         9.11      7,328.14
                                                               2008      9.11         4.06      8,577.38
                                                               2009      4.06         5.51      8,268.48
                                                               2010      5.51         5.81      7,460.99

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.65         8.21          0.00
                                                               2002      8.21         6.44      5,638.13
                                                               2003      6.44         7.68     12,776.81
                                                               2004      7.68         8.40     13,415.67
                                                               2005      8.40         8.85     12,773.23
                                                               2006      8.85         9.24      9,870.97

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $22.37       $21.87          0.00
                                                               2002     21.87        16.84      3,284.79
                                                               2003     16.84        22.55      7,404.12
                                                               2004     22.55        25.75      7,869.50
                                                               2005     25.75        27.02      5,428.42
                                                               2006     27.02        30.93      7,759.46
                                                               2007     30.93        33.96      7,648.84
                                                               2008     33.96        21.36      4,330.70
                                                               2009     21.36        27.29      3,063.99
                                                               2010     27.29        34.15      2,610.85

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.16         8.77          0.00
                                                               2002      8.77         6.22      6,357.84
                                                               2003      6.22         8.84     23,716.37
                                                               2004      8.84         9.66     31,466.07
                                                               2005      9.66         9.92     82,657.70
                                                               2006      9.92        10.71     52,493.05
                                                               2007     10.71        11.00     28,151.52
                                                               2008     11.00         6.34     23,263.85
                                                               2009      6.34         8.09     22,123.02
                                                               2010      8.09        10.45     24,336.23

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.61        10.26     13,361.69
                                                               2003     10.26        12.04     28,790.84
                                                               2004     12.04        12.80     26,022.93
                                                               2005     12.80        12.78     25,118.04
                                                               2006     12.78        13.72     27,719.53
                                                               2007     13.72        14.38     24,032.42
                                                               2008     14.38        11.52     16,917.67
                                                               2009     11.52        15.49     20,289.31
                                                               2010     15.49        17.20     16,271.00

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.60        10.32          0.00
                                                               2002     10.32        10.61          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     24.68        25.49          0.00
                                                               2002     25.49        22.80     17,099.53
                                                               2003     22.80        29.67     36,613.61
                                                               2004     29.67        32.00     51,842.70
                                                               2005     32.00        34.54     49,013.95
                                                               2006     34.54        38.11     36,024.63
                                                               2007     38.11        34.83     25,878.85
                                                               2008     34.83        18.45     19,926.60
                                                               2009     18.45        25.63     21,464.29
                                                               2010     25.63        28.93     18,295.78

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.39       $10.26           0.00
                                                        2002     10.26         8.57      69,423.06
                                                        2003      8.57        11.35     110,971.65
                                                        2004     11.35        12.93      67,646.38
                                                        2005     12.93        14.25      58,434.72
                                                        2006     14.25        15.38      58,809.73
                                                        2007     15.38        16.27      48,510.07
                                                        2008     16.27        10.18      34,491.19
                                                        2009     10.18        13.70      33,014.78
                                                        2010     13.70        16.97      35,530.59

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     36.64        34.54           0.00
                                                        2002     34.54        26.33      55,462.75
                                                        2003     26.33        33.12     109,787.51
                                                        2004     33.12        35.92     103,328.81
                                                        2005     35.92        36.89     101,768.38
                                                        2006     36.89        41.79      94,586.71
                                                        2007     41.79        43.14      79,108.18
                                                        2008     43.14        26.63      68,076.34
                                                        2009     26.63        32.98      67,296.73
                                                        2010     32.98        37.15      66,098.66

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      9.00         8.35           0.00
                                                        2002      8.35         7.24       6,182.46
                                                        2003      7.24         9.41      11,285.02
                                                        2004      9.41        11.06       9,595.61
                                                        2005     11.06        12.66      10,216.81
                                                        2006     12.66        15.78      36,388.15
                                                        2007     15.78        17.58      36,821.03
                                                        2008     17.58         9.96      39,742.06
                                                        2009      9.96        12.89      27,657.16
                                                        2010     12.89        14.13      21,771.08

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     34.63        37.57         720.93
                                                        2005     37.57        37.98       2,111.55
                                                        2006     37.98        41.77       3,022.66
                                                        2007     41.77        42.73       6,662.41
                                                        2008     42.73        32.61      10,151.25
                                                        2009     32.61        37.90       9,731.12
                                                        2010     37.90        40.90      10,501.07

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.54        11.36           0.00
                                                        2002     11.36         9.57      37,049.39
                                                        2003      9.57        11.78      83,937.88
                                                        2004     11.78        12.89      83,672.91
                                                        2005     12.89        12.47      77,760.42
                                                        2006     12.47        14.45      64,598.15
                                                        2007     14.45        13.64      48,695.41
                                                        2008     13.64         8.90      34,418.14
                                                        2009      8.90        10.55      31,448.93
                                                        2010     10.55        11.53      30,792.36

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.29       $ 8.51           0.00
                                                           2002      8.51         6.97     107,905.08
                                                           2003      6.97         9.41     171,239.43
                                                           2004      9.41        11.04      89,102.11
                                                           2005     11.04        12.27      74,504.10
                                                           2006     12.27        15.14      77,545.05
                                                           2007     15.14        16.45      70,784.08
                                                           2008     16.45         9.35      54,566.45
                                                           2009      9.35        11.81      51,824.35
                                                           2010     11.81        12.53      50,415.25

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     12.56        14.56      14,147.25

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.93        15.41           0.00
                                                           2002     15.41        10.72      13,186.17
                                                           2003     10.72        14.18      18,417.63
                                                           2004     14.18        16.30      30,255.26
                                                           2005     16.30        17.10      29,161.06
                                                           2006     17.10        18.77      22,578.45
                                                           2007     18.77        19.95      14,833.65
                                                           2008     19.95         8.74      13,026.78
                                                           2009      8.74        11.49      10,769.06
                                                           2010     11.49        12.42           0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.16        13.90           0.00
                                                           2002     13.90        10.72      36,657.40
                                                           2003     10.72        15.80     133,125.92
                                                           2004     15.80        17.88     125,137.37
                                                           2005     17.88        18.27      82,075.51
                                                           2006     18.27        20.94      78,157.11
                                                           2007     20.94        19.84      52,575.77
                                                           2008     19.84        11.99      39,185.93
                                                           2009     11.99        13.30      43,986.51
                                                           2010     13.30        15.87      43,809.47

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.23        14.90           0.00
                                                           2002     14.90        13.22       6,018.15
                                                           2003     13.22        17.71      22,239.61
                                                           2004     17.71        21.37      29,408.03
                                                           2005     21.37        23.54      34,357.82
                                                           2006     23.54        25.74      34,738.67
                                                           2007     25.74        26.12      25,191.81
                                                           2008     26.12        13.50      16,000.99
                                                           2009     13.50        19.61      17,208.33
                                                           2010     19.61        24.31      19,431.91

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.73       $11.99           0.00
                                                          2002     11.99         9.88       7,044.98
                                                          2003      9.88        12.66      15,909.39
                                                          2004     12.66        14.45      14,135.84
                                                          2005     14.45        16.49      13,459.92
                                                          2006     16.49        18.88      14,078.39
                                                          2007     18.88        19.72      12,000.04
                                                          2008     19.72        11.53       6,251.01
                                                          2009     11.53        15.87       7,969.05
                                                          2010     15.87        18.10       8,536.35

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.23        10.41           0.00
                                                          2002     10.41        11.19      57,074.25
                                                          2003     11.19        11.48     120,232.46
                                                          2004     11.48        11.85     101,401.69
                                                          2005     11.85        11.92      95,789.48
                                                          2006     11.92        12.26      69,778.52
                                                          2007     12.26        12.97      65,619.78
                                                          2008     12.97        12.80      55,472.33
                                                          2009     12.80        14.87      68,024.78
                                                          2010     14.87        15.81      60,365.18

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.04         6.07           0.00
                                                          2002      6.07         2.95      18,208.18
                                                          2003      2.95         4.56     110,059.90
                                                          2004      4.56         4.29     126,854.19
                                                          2005      4.29         4.68     108,475.16
                                                          2006      4.68         4.85      65,208.91
                                                          2007      4.85         6.28      74,543.57
                                                          2008      6.28         3.42      68,302.81
                                                          2009      3.42         5.36      68,877.56
                                                          2010      5.36         6.74      76,673.23

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.91        11.84           0.00
                                                          2002     11.84         9.24      41,245.18
                                                          2003      9.24        13.25      71,358.34
                                                          2004     13.25        15.30      41,010.44
                                                          2005     15.30        15.70      35,330.02
                                                          2006     15.70        18.17      30,610.87
                                                          2007     18.17        17.55      21,569.60
                                                          2008     17.55        11.45      15,118.40
                                                          2009     11.45        14.17      14,516.26
                                                          2010     14.17        17.63      17,095.81

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.54       $11.39          0.00
                                                       2002     11.39         8.58      6,864.43
                                                       2003      8.58        11.01     22,250.70
                                                       2004     11.01        11.88     46,365.22
                                                       2005     11.88        12.43     45,104.21
                                                       2006     12.43        13.80     46,801.80
                                                       2007     13.80        14.82     31,115.85
                                                       2008     14.82         8.45     24,928.76
                                                       2009      8.45        11.89     21,896.67
                                                       2010     11.89        13.66     28,561.12

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.62         8.23          0.00
                                                       2002      8.23         4.52     11,666.87
                                                       2003      4.52         6.08     36,089.22
                                                       2004      6.08         7.05     35,783.95
                                                       2005      7.05         7.94     35,319.40
                                                       2006      7.94         8.30     44,402.06
                                                       2007      8.30         9.59     45,884.34
                                                       2008      9.59         5.69     35,438.52
                                                       2009      5.69         8.13     33,378.65
                                                       2010      8.13        10.23     32,905.60

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     12.08        11.87          0.00
                                                       2002     11.87         8.54     12,713.95
                                                       2003      8.54        11.81     26,106.42
                                                       2004     11.81        12.88     28,700.52
                                                       2005     12.88        14.03     28,152.93
                                                       2006     14.03        14.29     20,522.63
                                                       2007     14.29        15.40      8,873.48
                                                       2008     15.40         9.65      6,601.63
                                                       2009      9.65        13.16      5,869.61
                                                       2010     13.16        17.41      8,301.84

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     15.21        15.49          0.00
                                                       2002     15.49        16.65      6,548.67
                                                       2003     16.65        18.40     31,477.12
                                                       2004     18.40        19.25     34,624.63
                                                       2005     19.25        19.43     36,476.03
                                                       2006     19.43        20.02     23,569.48
                                                       2007     20.02        20.43     18,993.14
                                                       2008     20.43        17.04     14,582.46
                                                       2009     17.04        22.10     13,118.45
                                                       2010     22.10        24.46     11,249.97

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $14.14       $14.40          0.00
                                                    2002     14.40        15.23     46,463.29
                                                    2003     15.23        15.20     40,539.86
                                                    2004     15.20        15.36     41,984.65
                                                    2005     15.36        15.33     34,445.94
                                                    2006     15.33        15.66     23,937.23
                                                    2007     15.66        16.03     36,764.12
                                                    2008     16.03        15.68     21,302.55
                                                    2009     15.68        16.05     18,582.82
                                                    2010     16.05        16.67     14,088.45

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.80 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 14.10      $ 14.75     11,078.73
                                                           2007     14.75        14.95     28,326.11
                                                           2008     14.95        13.29     11,990.83
                                                           2009     13.29        14.67      4,500.71
                                                           2010     14.67        15.32          1.55

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.61        13.27          0.00
                                                           2002     13.27        10.54     21,913.48
                                                           2003     10.54        15.87     33,168.46
                                                           2004     15.87        18.81          0.00
                                                           2005     18.81        23.12     50,476.12
                                                           2006     23.12        28.13     48,084.16
                                                           2007     28.13        33.50     48,905.54
                                                           2008     33.50        15.27     37,984.19
                                                           2009     15.27        24.15     13,590.74
                                                           2010     24.15        29.00          1.25

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    115.03       104.01          0.00
                                                           2002    104.01        77.05     11,908.66
                                                           2003     77.05       103.38     29,210.57
                                                           2004    103.38       114.05          0.00
                                                           2005    114.05       129.97     37,762.93
                                                           2006    129.97       140.49     33,428.47
                                                           2007    140.49       154.77     30,773.52
                                                           2008    154.77        85.03     26,302.96
                                                           2009     85.03       116.26     14,869.18
                                                           2010    116.26       135.31          0.24

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     80.70        77.36          0.00
                                                           2002     77.36        61.95     11,856.25
                                                           2003     61.95        80.45     33,120.08
                                                           2004     80.45        87.08          0.00
                                                           2005     87.08        90.39     36,847.22
                                                           2006     90.39       102.12     32,766.71
                                                           2007    102.12       105.19     29,642.17
                                                           2008    105.19        64.11     28,032.01
                                                           2009     64.11        82.51     17,177.91
                                                           2010     82.51        90.17          2.14

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.76       $10.98       1,298.28
                                                           2002     10.98         8.88      17,137.21
                                                           2003      8.88        11.16      28,017.90
                                                           2004     11.16        12.93      28,339.03
                                                           2005     12.93        14.96      25,342.92
                                                           2006     14.96        17.09      28,493.39
                                                           2007     17.09        18.50      29,010.54
                                                           2008     18.50        10.13      26,597.52
                                                           2009     10.13        12.14       7,276.01
                                                           2010     12.14        12.76           1.90

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.06        11.26       1,381.45
                                                           2002     11.26        12.17     101,636.24
                                                           2003     12.17        12.37     146,566.00
                                                           2004     12.37        12.63     160,937.89
                                                           2005     12.63        12.65     145,025.41
                                                           2006     12.65        12.91     152,282.73
                                                           2007     12.91        13.53     139,511.09
                                                           2008     13.53        14.05      99,282.20
                                                           2009     14.05        14.51      51,903.27
                                                           2010     14.51        15.08           2.16

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     35.24        33.18           0.00
                                                           2002     33.18        23.21       5,538.93
                                                           2003     23.21        32.05      10,857.62
                                                           2004     32.05        35.50      12,059.65
                                                           2005     35.50        38.54      10,541.44
                                                           2006     38.54        40.33       6,842.26
                                                           2007     40.33        47.68       6,992.79
                                                           2008     47.68        25.39       5,777.75
                                                           2009     25.39        37.20       4,010.31
                                                           2010     37.20        42.09           0.26

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     39.52        41.59      18,136.56
                                                           2003     41.59        43.17      27,575.46
                                                           2004     43.17        44.22      27,352.41
                                                           2005     44.22        44.41      28,920.53
                                                           2006     44.41        45.48      27,734.40
                                                           2007     45.48        47.40      27,227.24
                                                           2008     47.40        44.89      20,471.57
                                                           2009     44.89        48.19       1,873.61
                                                           2010     48.19        51.20           4.44

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     38.17        39.16           0.00
                                                           2002     39.16        39.56           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $34.97       $34.03        216.77
                                                           2002     34.03        28.77      9,100.33
                                                           2003     28.77        34.02     21,987.52
                                                           2004     34.02        36.18     29,583.42
                                                           2005     36.18        36.59     23,569.26
                                                           2006     36.59        39.65     17,060.48
                                                           2007     39.65        41.16     15,523.04
                                                           2008     41.16        30.37     11,170.71
                                                           2009     30.37        34.94      3,996.64
                                                           2010     34.94        37.56          2.84

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     72.68        73.17      6,596.08
                                                           2008     73.17        45.09      3,982.82
                                                           2009     45.09        52.83      2,147.25
                                                           2010     52.83        58.46          1.66

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     65.61        61.14        182.54
                                                           2002     61.14        44.31      5,944.65
                                                           2003     44.31        56.59     12,254.04
                                                           2004     56.59        61.53     12,114.36
                                                           2005     61.53        62.52      9,781.28
                                                           2006     62.52        69.95      6,295.52
                                                           2007     69.95        73.29          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.90      1,314.47
                                                           2003      7.90        10.51     15,353.02
                                                           2004     10.51        11.69     28,767.25
                                                           2005     11.69        12.14     28,964.83
                                                           2006     12.14        14.21     39,442.04
                                                           2007     14.21        14.41     32,913.69
                                                           2008     14.41         9.19     16,109.00
                                                           2009      9.19        10.04      4,186.11
                                                           2010     10.04        10.75          5.77

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     20.89        20.73          0.00
                                                           2004     20.73        20.53          0.00
                                                           2005     20.53        20.71          0.00
                                                           2006     20.71        21.29          0.00
                                                           2007     21.29        21.94          0.00
                                                           2008     21.94        22.13          0.00
                                                           2009     22.13        21.80          0.00
                                                           2010     21.80        21.41          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $26.45       $25.70      1,042.82
                                                        2002     25.70        21.06      8,348.55
                                                        2003     21.06        27.04     27,361.56
                                                        2004     27.04        29.78     43,083.43
                                                        2005     29.78        32.22     50,363.72
                                                        2006     32.22        36.21     57,658.41
                                                        2007     36.21        37.13     52,841.38
                                                        2008     37.13        22.08     49,989.04
                                                        2009     22.08        28.59     30,967.02
                                                        2010     28.59        31.39          1.62

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     21.93        18.00        332.24
                                                        2003     18.00        22.41      3,308.58
                                                        2004     22.41        24.99      3,475.82
                                                        2005     24.99        27.13      4,709.99
                                                        2006     27.13        29.79      4,285.98
                                                        2007     29.79        30.44      3,397.64
                                                        2008     30.44        18.22      3,213.20
                                                        2009     18.22        21.77      1,729.53
                                                        2010     21.77        24.46          1.21

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.57         8.79      8,347.86
                                                        2003      8.79        11.67     12,877.02
                                                        2004     11.67        13.83     17,894.61
                                                        2005     13.83        15.53     27,126.37
                                                        2006     15.53        19.67     45,874.36
                                                        2007     19.67        19.12     28,386.07
                                                        2008     19.12        11.11     19,273.62
                                                        2009     11.11        16.95      5,226.73
                                                        2010     16.95        19.39          3.98

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.20         8.45          0.00
                                                        2003      8.45        11.53     22,282.93
                                                        2004     11.53        12.07     20,763.27
                                                        2005     12.07        12.86     20,416.74
                                                        2006     12.86        14.43     17,594.89
                                                        2007     14.43        15.76     14,744.86
                                                        2008     15.76         9.49      7,632.24
                                                        2009      9.49        12.48      5,613.31
                                                        2010     12.48        15.49          4.59

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      3.99         4.78     45,372.85
                                                        2006      4.78         4.82     39,376.17
                                                        2007      4.82         5.28     38,796.43
                                                        2008      5.28         3.29     26,036.44
                                                        2009      3.29         4.52      1,073.48
                                                        2010      4.52         4.95         11.84

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.36       $ 4.89           0.00
                                                               2002      4.89         3.41      35,397.61
                                                               2003      3.41         4.21      39,728.83
                                                               2004      4.21         4.32      40,694.70
                                                               2005      4.32         3.95      40,675.99

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.37         9.63       1,007.93
                                                               2003      9.63        11.95      20,956.54
                                                               2004     11.95        13.43      10,054.92
                                                               2005     13.43        14.28       9,683.75
                                                               2006     14.28        16.09       7,740.24
                                                               2007     16.09        15.38      10,364.86
                                                               2008     15.38         9.33       8,474.42
                                                               2009      9.33        12.55      10,497.61
                                                               2010     12.55        15.17           2.49

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive
  Growth (Class E))/(e)/...................................... 2003      5.51         6.70       9,963.30
                                                               2004      6.70         7.15       6,085.33
                                                               2005      7.15         7.98       5,227.80
                                                               2006      7.98         7.72       5,135.36
                                                               2007      7.72         7.75       4,436.92
                                                               2008      7.75         4.64       2,745.18
                                                               2009      4.64         6.08         890.83
                                                               2010      6.08         7.39          10.10

Legg Mason Partners Aggressive Growth Investment
  Division (Class E)/(e)/
  (formerly Janus Aggressive Growth).......................... 2001      8.85         7.72           0.00
                                                               2002      7.72         5.25      22,482.17
                                                               2003      5.25         5.51           0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.17         9.80     108,987.74
                                                               2007      9.80         9.07     109,398.12
                                                               2008      9.07         4.04     110,782.18
                                                               2009      4.04         5.48     104,447.77
                                                               2010      5.48         5.78           1.31

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.64         8.20           0.00
                                                               2002      8.20         6.42       2,412.78
                                                               2003      6.42         7.67      69,949.34
                                                               2004      7.67         8.38     117,348.74
                                                               2005      8.38         8.82     108,896.99
                                                               2006      8.82         9.21     108,721.48

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $22.29       $21.79          0.00
                                                               2002     21.79        16.76      1,484.27
                                                               2003     16.76        22.44      2,345.86
                                                               2004     22.44        25.61      2,256.23
                                                               2005     25.61        26.86      1,844.68
                                                               2006     26.86        30.74      2,132.31
                                                               2007     30.74        33.73      2,727.85
                                                               2008     33.73        21.20      2,402.54
                                                               2009     21.20        27.08      1,931.44
                                                               2010     27.08        33.87          1.20

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.16         8.77          0.00
                                                               2002      8.77         6.21     15,804.88
                                                               2003      6.21         8.83     40,793.11
                                                               2004      8.83         9.65     32,953.14
                                                               2005      9.65         9.90     26,405.22
                                                               2006      9.90        10.68     22,498.07
                                                               2007     10.68        10.96     19,778.24
                                                               2008     10.96         6.31     14,201.82
                                                               2009      6.31         8.06      8,608.86
                                                               2010      8.06        10.40          4.49

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.58        10.23     13,746.63
                                                               2003     10.23        12.00     39,415.43
                                                               2004     12.00        12.75     33,886.01
                                                               2005     12.75        12.73     31,329.92
                                                               2006     12.73        13.65     31,625.30
                                                               2007     13.65        14.31     31,131.93
                                                               2008     14.31        11.45     23,497.54
                                                               2009     11.45        15.39      7,824.08
                                                               2010     15.39        17.09         10.93

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.57        10.30          0.00
                                                               2002     10.30        10.58          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     24.58        25.38      1,263.87
                                                               2002     25.38        22.69     27,595.16
                                                               2003     22.69        29.51     59,946.84
                                                               2004     29.51        31.82     72,274.83
                                                               2005     31.82        34.32     65,042.36
                                                               2006     34.32        37.85     62,213.57
                                                               2007     37.85        34.57     52,866.08
                                                               2008     34.57        18.31     44,421.14
                                                               2009     18.31        25.41     32,968.42
                                                               2010     25.41        28.67          5.61

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.38       $10.26           0.00
                                                        2002     10.26         8.56      44,477.82
                                                        2003      8.56        11.33      67,406.81
                                                        2004     11.33        12.90      68,381.95
                                                        2005     12.90        14.21      58,401.15
                                                        2006     14.21        15.33      55,706.01
                                                        2007     15.33        16.21      54,535.88
                                                        2008     16.21        10.13      44,825.27
                                                        2009     10.13        13.63      22,542.98
                                                        2010     13.63        16.88           0.60

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     36.43        34.34         671.77
                                                        2002     34.34        26.17      41,120.31
                                                        2003     26.17        32.89      79,268.86
                                                        2004     32.89        35.66     118,801.55
                                                        2005     35.66        36.60      89,671.46
                                                        2006     36.60        41.44      74,942.80
                                                        2007     41.44        42.76      71,195.33
                                                        2008     42.76        26.38      67,227.31
                                                        2009     26.38        32.66      32,517.22
                                                        2010     32.66        36.76           6.15

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      9.00         8.34           0.00
                                                        2002      8.34         7.24      25,190.05
                                                        2003      7.24         9.39      33,498.87
                                                        2004      9.39        11.04      41,768.42
                                                        2005     11.04        12.63      27,894.46
                                                        2006     12.63        15.73      28,180.50
                                                        2007     15.73        17.52      40,426.07
                                                        2008     17.52         9.92      34,273.06
                                                        2009      9.92        12.84       9,974.12
                                                        2010     12.84        14.06           4.26

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     34.34        37.24           0.00
                                                        2005     37.24        37.62       1,263.35
                                                        2006     37.62        41.36       2,345.10
                                                        2007     41.36        42.29       2,946.81
                                                        2008     42.29        32.25         653.80
                                                        2009     32.25        37.48       5,237.64
                                                        2010     37.48        40.42      14,775.03

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.53        11.34       3,046.37
                                                        2002     11.34         9.55      81,665.64
                                                        2003      9.55        11.75     187,898.97
                                                        2004     11.75        12.85     191,141.96
                                                        2005     12.85        12.42     179,104.51
                                                        2006     12.42        14.39     131,825.95
                                                        2007     14.39        13.58     112,403.00
                                                        2008     13.58         8.85     102,276.68
                                                        2009      8.85        10.49      64,032.08
                                                        2010     10.49        11.46          17.51

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.28       $ 8.50       1,841.72
                                                           2002      8.50         6.96      72,511.97
                                                           2003      6.96         9.38     112,355.06
                                                           2004      9.38        11.01     115,802.07
                                                           2005     11.01        12.22      84,285.99
                                                           2006     12.22        15.08      71,440.05
                                                           2007     15.08        16.38      60,548.48
                                                           2008     16.38         9.30      60,944.57
                                                           2009      9.30        11.74      22,254.17
                                                           2010     11.74        12.45           2.09

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     12.48        14.46           1.58

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.89        15.37         502.39
                                                           2002     15.37        10.69       5,714.40
                                                           2003     10.69        14.13       8,156.23
                                                           2004     14.13        16.24      21,466.02
                                                           2005     16.24        17.02      19,312.77
                                                           2006     17.02        18.68      15,874.21
                                                           2007     18.68        19.84      16,521.86
                                                           2008     19.84         8.69      13,140.83
                                                           2009      8.69        11.42       3,513.99
                                                           2010     11.42        12.34           0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.15        13.89       1,913.57
                                                           2002     13.89        10.71      69,276.42
                                                           2003     10.71        15.77     125,325.24
                                                           2004     15.77        17.84     131,251.05
                                                           2005     17.84        18.22     107,057.96
                                                           2006     18.22        20.87      83,495.52
                                                           2007     20.87        19.76      72,555.51
                                                           2008     19.76        11.93      58,330.67
                                                           2009     11.93        13.24      16,037.89
                                                           2010     13.24        15.79           5.37

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.21        14.87           0.00
                                                           2002     14.87        13.19      21,689.33
                                                           2003     13.19        17.67      66,851.01
                                                           2004     17.67        21.31      98,462.11
                                                           2005     21.31        23.46     107,470.16
                                                           2006     23.46        25.64      90,273.43
                                                           2007     25.64        26.00      92,906.71
                                                           2008     26.00        13.43      85,426.08
                                                           2009     13.43        19.50      52,665.71
                                                           2010     19.50        24.16           3.18

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.71       $11.96       3,103.32
                                                          2002     11.96         9.85      10,581.89
                                                          2003      9.85        12.62      20,427.99
                                                          2004     12.62        14.39      20,725.47
                                                          2005     14.39        16.41      16,532.53
                                                          2006     16.41        18.78      13,384.48
                                                          2007     18.78        19.61      11,164.26
                                                          2008     19.61        11.46       7,183.80
                                                          2009     11.46        15.76       2,575.02
                                                          2010     15.76        17.97           2.59

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.23        10.40       1,386.44
                                                          2002     10.40        11.18      82,660.48
                                                          2003     11.18        11.46     166,141.39
                                                          2004     11.46        11.83     121,208.87
                                                          2005     11.83        11.89     132,290.87
                                                          2006     11.89        12.22      86,819.21
                                                          2007     12.22        12.92      85,529.56
                                                          2008     12.92        12.75      64,861.22
                                                          2009     12.75        14.80      38,175.44
                                                          2010     14.80        15.74          16.90

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.03         6.07           0.00
                                                          2002      6.07         2.94      14,254.00
                                                          2003      2.94         4.55      47,156.95
                                                          2004      4.55         4.28      45,287.82
                                                          2005      4.28         4.67      42,402.55
                                                          2006      4.67         4.83      36,122.67
                                                          2007      4.83         6.26      32,236.44
                                                          2008      6.26         3.41      19,879.06
                                                          2009      3.41         5.34      16,828.23
                                                          2010      5.34         6.71           6.74

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.89        11.82         717.97
                                                          2002     11.82         9.22      32,103.24
                                                          2003      9.22        13.22      57,338.41
                                                          2004     13.22        15.26      57,531.84
                                                          2005     15.26        15.65      63,815.41
                                                          2006     15.65        18.09      40,652.10
                                                          2007     18.09        17.47      36,665.05
                                                          2008     17.47        11.40      29,346.53
                                                          2009     11.40        14.09      11,232.68
                                                          2010     14.09        17.52           4.74

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.52       $11.37         988.35
                                                       2002     11.37         8.56      30,756.22
                                                       2003      8.56        10.99      55,519.83
                                                       2004     10.99        11.85      52,958.89
                                                       2005     11.85        12.39      49,905.75
                                                       2006     12.39        13.74      46,920.80
                                                       2007     13.74        14.75      42,347.35
                                                       2008     14.75         8.41      32,130.33
                                                       2009      8.41        11.82      12,181.06
                                                       2010     11.82        13.57           3.76

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.62         8.22       1,378.37
                                                       2002      8.22         4.52      58,881.91
                                                       2003      4.52         6.07      89,716.97
                                                       2004      6.07         7.04      94,743.41
                                                       2005      7.04         7.92     106,030.37
                                                       2006      7.92         8.28      59,308.89
                                                       2007      8.28         9.56      85,597.20
                                                       2008      9.56         5.67      46,095.52
                                                       2009      5.67         8.10      17,288.78
                                                       2010      8.10        10.18           3.24

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     12.06        11.85           0.00
                                                       2002     11.85         8.52      15,594.55
                                                       2003      8.52        11.77      26,823.96
                                                       2004     11.77        12.83      27,130.09
                                                       2005     12.83        13.97      26,757.08
                                                       2006     13.97        14.22      25,726.37
                                                       2007     14.22        15.32      23,752.75
                                                       2008     15.32         9.59      15,505.76
                                                       2009      9.59        13.07       4,070.27
                                                       2010     13.07        17.29           8.72

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     15.16        15.43       1,007.68
                                                       2002     15.43        16.58       5,941.77
                                                       2003     16.58        18.32      26,730.46
                                                       2004     18.32        19.15      31,916.01
                                                       2005     19.15        19.32      48,019.14
                                                       2006     19.32        19.89      45,738.69
                                                       2007     19.89        20.30      39,084.69
                                                       2008     20.30        16.92      18,210.54
                                                       2009     16.92        21.93       9,578.61
                                                       2010     21.93        24.26           1.94

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $14.10       $14.35          0.00
                                                    2002     14.35        15.17     25,521.35
                                                    2003     15.17        15.13     41,839.55
                                                    2004     15.13        15.28     39,518.29
                                                    2005     15.28        15.24     38,078.20
                                                    2006     15.24        15.57     33,343.12
                                                    2007     15.57        15.92     25,692.15
                                                    2008     15.92        15.57     18,130.04
                                                    2009     15.57        15.93      8,153.37
                                                    2010     15.93        16.53          3.89

                                           GROUP I--PREFERENCE PLUS SELECT
                                        E SHARE AND AMERICAN FUNDS(R) CLASS 2
                                             1.85 SEPARATE ACCOUNT CHARGE

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/.................... 2006   $ 14.04      $ 14.68        285.76
                                                                            2007     14.68        14.87      2,966.80
                                                                            2008     14.87        13.21      5,323.72
                                                                            2009     13.21        14.58      5,861.01
                                                                            2010     14.58        15.21     11,666.92

American Funds Global Small Capitalization Investment Division+ (Class
  2)/(c)/.................................................................. 2001     13.59        13.25          0.00
                                                                            2002     13.25        10.51          0.00
                                                                            2003     10.51        15.82     16,276.78
                                                                            2004     15.82        18.75     35,175.14
                                                                            2005     18.75        23.04     41,539.10
                                                                            2006     23.04        28.01     76,385.21
                                                                            2007     28.01        33.34     66,717.75
                                                                            2008     33.34        15.18     60,337.00
                                                                            2009     15.18        24.01     55,245.60
                                                                            2010     24.01        28.81     65,640.24

American Funds Growth Investment Division+ (Class 2)/(c)/.................. 2001    114.03       103.08          0.00
                                                                            2002    103.08        76.33          0.00
                                                                            2003     76.33       102.36      9,687.49
                                                                            2004    102.36       112.86     20,523.05
                                                                            2005    112.86       128.55     19,557.50
                                                                            2006    128.55       138.89     18,383.62
                                                                            2007    138.89       152.93     16,417.04
                                                                            2008    152.93        83.98     14,835.46
                                                                            2009     83.98       114.76     13,657.62
                                                                            2010    114.76       133.51     17,941.24

American Funds Growth-Income Investment Division+ (Class 2)/(c)/........... 2001     80.00        76.67          0.00
                                                                            2002     76.67        61.37        595.67
                                                                            2003     61.37        79.66     16,673.18
                                                                            2004     79.66        86.18     28,078.77
                                                                            2005     86.18        89.40     20,444.99
                                                                            2006     89.40       100.96     18,095.73
                                                                            2007    100.96       103.94     16,950.80
                                                                            2008    103.94        63.31     13,873.69
                                                                            2009     63.31        81.45     12,956.38
                                                                            2010     81.45        88.96     18,114.74

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Artio International Stock Investment Division (formerly Julius Baer
  International Stock Investment Division) (Class E)/(c)/.................. 2001    $11.70       $10.92           0.00
                                                                            2002     10.92         8.83           0.00
                                                                            2003      8.83        11.09       2,710.93
                                                                            2004     11.09        12.84       6,372.07
                                                                            2005     12.84        14.85       9,346.37
                                                                            2006     14.85        16.96      14,776.72
                                                                            2007     16.96        18.34      18,467.12
                                                                            2008     18.34        10.04      17,770.84
                                                                            2009     10.04        12.03      12,871.02
                                                                            2010     12.03        12.64      11,608.29

Barclays Capital Aggregate Bond Index Investment Division (formerly Lehman
  Brothers(R) Aggregate Bond Index Investment Division) (Class E)/(c)/..... 2001     11.05        11.24           0.00
                                                                            2002     11.24        12.14           0.00
                                                                            2003     12.14        12.34      67,158.56
                                                                            2004     12.34        12.59     171,181.28
                                                                            2005     12.59        12.61     160,102.82
                                                                            2006     12.61        12.86     139,979.46
                                                                            2007     12.86        13.47     131,688.50
                                                                            2008     13.47        13.98     104,043.86
                                                                            2009     13.98        14.43      90,102.38
                                                                            2010     14.43        14.99     114,344.15

BlackRock Aggressive Growth Investment Division (Class E)/(c)/............. 2001     35.01        32.96           0.00
                                                                            2002     32.96        23.04           0.00
                                                                            2003     23.04        31.79       5,474.13
                                                                            2004     31.79        35.20       6,719.22
                                                                            2005     35.20        38.20       4,043.86
                                                                            2006     38.20        39.96      12,244.97
                                                                            2007     39.96        47.22       7,191.33
                                                                            2008     47.22        25.13       8,198.16
                                                                            2009     25.13        36.80       6,046.80
                                                                            2010     36.80        41.62       7,281.18

BlackRock Bond Income Investment Division (Class E)/(a)/................... 2002     39.15        41.19           0.00
                                                                            2003     41.19        42.73       8,766.14
                                                                            2004     42.73        43.74      25,563.56
                                                                            2005     43.74        43.91      14,215.57
                                                                            2006     43.91        44.94      13,307.82
                                                                            2007     44.94        46.82      20,624.84
                                                                            2008     46.82        44.32      12,896.03
                                                                            2009     44.32        47.55      11,821.24
                                                                            2010     47.55        50.50      13,337.57

BlackRock Bond Income Investment Division (Class E)/(a)/ (formerly SSR
  Income Class E).......................................................... 2001     37.83        38.80           0.00
                                                                            2002     38.80        39.19           0.00

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/................... 2001    $34.71       $33.77          0.00
                                                                            2002     33.77        28.53      2,247.60
                                                                            2003     28.53        33.73     12,352.98
                                                                            2004     33.73        35.85     25,735.63
                                                                            2005     35.85        36.23     28,451.08
                                                                            2006     36.23        39.24     21,678.25
                                                                            2007     39.24        40.72     20,073.29
                                                                            2008     40.72        30.03     20,927.10
                                                                            2009     30.03        34.53     19,810.85
                                                                            2010     34.53        37.10     33,478.61

BlackRock Large Cap Core Investment Division* (Class E)/(m)/............... 2007     71.82        72.27      6,132.85
                                                                            2008     72.27        44.51      4,951.05
                                                                            2009     44.51        52.13      3,998.29
                                                                            2010     52.13        57.66      5,376.30

BlackRock Large Cap Investment Division (Class E) (formerly BlackRock
  Investment Trust)/(c)/................................................... 2001     65.02        60.57          0.00
                                                                            2002     60.57        43.88         18.27
                                                                            2003     43.88        56.01      4,401.11
                                                                            2004     56.01        60.87     10,013.36
                                                                            2005     60.87        61.82      8,337.32
                                                                            2006     61.82        69.14      7,240.96
                                                                            2007     69.14        72.42          0.00

BlackRock Large Cap Value Investment Division (Class E)/(d)/............... 2002     10.00         7.90          0.00
                                                                            2003      7.90        10.50     19,011.38
                                                                            2004     10.50        11.68     32,971.81
                                                                            2005     11.68        12.12     32,531.60
                                                                            2006     12.12        14.18     41,217.36
                                                                            2007     14.18        14.37     36,217.61
                                                                            2008     14.37         9.16     25,717.55
                                                                            2009      9.16        10.00     22,067.34
                                                                            2010     10.00        10.70     26,798.81

BlackRock Money Market Investment Division (Class E)/(f)/.................. 2003     20.69        20.52     21,858.50
                                                                            2004     20.52        20.31     17,399.33
                                                                            2005     20.31        20.48     15,285.58
                                                                            2006     20.48        21.04      5,782.47
                                                                            2007     21.04        21.67      4,700.57
                                                                            2008     21.67        21.85      6,610.48
                                                                            2009     21.85        21.51     13,324.06
                                                                            2010     21.51        21.12      9,360.95

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/..................... 2001    $26.36       $25.60          0.00
                                                                            2002     25.60        20.97          0.00
                                                                            2003     20.97        26.92      3,786.98
                                                                            2004     26.92        29.63     15,500.44
                                                                            2005     29.63        32.04     15,937.08
                                                                            2006     32.04        35.99     17,394.56
                                                                            2007     35.99        36.89     16,599.66
                                                                            2008     36.89        21.92     13,555.01
                                                                            2009     21.92        28.37     11,593.58
                                                                            2010     28.37        31.14     16,518.54

FI Value Leaders Investment Division (Class E)/(d)/........................ 2002     21.83        17.91          0.00
                                                                            2003     17.91        22.29      2,266.10
                                                                            2004     22.29        24.85      3,345.28
                                                                            2005     24.85        26.96     22,313.31
                                                                            2006     26.96        29.58     20,520.91
                                                                            2007     29.58        30.21     11,143.64
                                                                            2008     30.21        18.08      4,642.56
                                                                            2009     18.08        21.59      4,925.07
                                                                            2010     21.59        24.25      5,729.62

Harris Oakmark International Investment Division (Class E)/(d)/............ 2002     10.56         8.78          0.00
                                                                            2003      8.78        11.66        858.80
                                                                            2004     11.66        13.81     18,761.62
                                                                            2005     13.81        15.49     21,405.85
                                                                            2006     15.49        19.62     37,922.17
                                                                            2007     19.62        19.07     34,317.06
                                                                            2008     19.07        11.07     19,156.17
                                                                            2009     11.07        16.88     19,058.27
                                                                            2010     16.88        19.30     20,133.35

Invesco Small Cap Growth Investment Division (formerly Met/AIM Small Cap
  Growth Investment Division)/(d)/......................................... 2002     11.20         8.44          0.00
                                                                            2003      8.44        11.52      1,199.21
                                                                            2004     11.52        12.05      5,484.99
                                                                            2005     12.05        12.83      5,359.32
                                                                            2006     12.83        14.39      9,891.28
                                                                            2007     14.39        15.71      5,766.17
                                                                            2008     15.71         9.45      6,251.83
                                                                            2009      9.45        12.43      5,527.91
                                                                            2010     12.43        15.42      7,797.63

Jennison Growth Investment Division (Class E)/(c)(g)/...................... 2005      3.98         4.77     16,188.24
                                                                            2006      4.77         4.80     15,352.54
                                                                            2007      4.80         5.26     13,338.99
                                                                            2008      5.26         3.27      4,472.86
                                                                            2009      3.27         4.50      3,487.75
                                                                            2010      4.50         4.92     22,776.75

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/ (formerly Met/Putnam
  Voyager Investment Division)............................................. 2001    $ 5.36       $ 4.88          0.00
                                                                            2002      4.88         3.40          0.00
                                                                            2003      3.40         4.20      8,874.34
                                                                            2004      4.20         4.31     17,382.06
                                                                            2005      4.31         3.94     17,670.96

Lazard Mid Cap Investment Division (Class E)/(d)/.......................... 2002     11.36         9.62          0.00
                                                                            2003      9.62        11.93     11,194.49
                                                                            2004     11.93        13.41     12,591.01
                                                                            2005     13.41        14.25     14,798.27
                                                                            2006     14.25        16.05     16,355.97
                                                                            2007     16.05        15.34     21,151.73
                                                                            2008     15.34         9.30      9,017.43
                                                                            2009      9.30        12.49      6,881.48
                                                                            2010     12.49        15.10      7,558.34

Legg Mason ClearBridge Aggressive Growth Investment Division (formerly
  Legg Mason Partners Aggressive Growth (Class E))/(e)/.................... 2003      5.51         6.70      6,261.25
                                                                            2004      6.70         7.14     10,008.87
                                                                            2005      7.14         7.97     10,463.75
                                                                            2006      7.97         7.69      8,597.02
                                                                            2007      7.69         7.73      6,076.74
                                                                            2008      7.73         4.62      9,764.62
                                                                            2009      4.62         6.05      9,405.48
                                                                            2010      6.05         7.35     11,922.11

Legg Mason Partners Aggressive Growth Investment Division (Class
  E)/(e)/ (formerly Janus Aggressive Growth)............................... 2001      8.85         7.72          0.00
                                                                            2002      7.72         5.25          0.00
                                                                            2003      5.25         5.51          0.00

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/.............. 2006      9.13         9.77      3,911.20
                                                                            2007      9.77         9.03      4,743.52
                                                                            2008      9.03         4.02      1,836.51
                                                                            2009      4.02         5.45        491.98
                                                                            2010      5.45         5.75        642.16

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/ (formerly
  MFS(R) Investors Trust Investment Division).............................. 2001      8.63         8.19          0.00
                                                                            2002      8.19         6.41          0.00
                                                                            2003      6.41         7.65        194.76
                                                                            2004      7.65         8.36      4,289.97
                                                                            2005      8.36         8.79      3,574.99
                                                                            2006      8.79         9.17      3,334.78

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E) (formerly
  Loomis Sayles Small Cap Investment Division)/(c)/........................ 2001    $22.21       $21.70          0.00
                                                                            2002     21.70        16.69          0.00
                                                                            2003     16.69        22.33      1,110.52
                                                                            2004     22.33        25.48      3,460.40
                                                                            2005     25.48        26.70      3,613.34
                                                                            2006     26.70        30.54      6,980.67
                                                                            2007     30.54        33.50      7,310.03
                                                                            2008     33.50        21.04      5,202.60
                                                                            2009     21.04        26.87      4,225.14
                                                                            2010     26.87        33.59      6,387.12

Loomis Sayles Small Cap Growth Investment Division (formerly Franklin
  Templeton Small Cap Growth Investment Division (Class E))/(c)/........... 2001      9.16         8.77          0.00
                                                                            2002      8.77         6.21          0.00
                                                                            2003      6.21         8.82      3,269.14
                                                                            2004      8.82         9.63     10,060.58
                                                                            2005      9.63         9.87      9,320.83
                                                                            2006      9.87        10.65      8,812.48
                                                                            2007     10.65        10.92      9,436.31
                                                                            2008     10.92         6.29      6,159.24
                                                                            2009      6.29         8.02      4,504.66
                                                                            2010      8.02        10.35      6,933.51

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/.............. 2002     10.55        10.20      1,191.86
                                                                            2003     10.20        11.95     33,108.92
                                                                            2004     11.95        12.70     27,217.40
                                                                            2005     12.70        12.67     21,479.48
                                                                            2006     12.67        13.58     21,717.91
                                                                            2007     13.58        14.23     20,997.86
                                                                            2008     14.23        11.38     23,505.96
                                                                            2009     11.38        15.29     25,749.04
                                                                            2010     15.29        16.97     22,550.50

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/ (formerly
  Loomis Sayles High Yield Bond Investment Division)....................... 2001     10.55        10.27          0.00
                                                                            2002     10.27        10.55          0.00

Met/Artisan Mid Cap Value Investment Division (formerly Harris Oakmark
  Focused Value Investment Division) (Class E)/(c)/........................ 2001     24.48        25.27          0.00
                                                                            2002     25.27        22.58      1,307.84
                                                                            2003     22.58        29.36     34,839.96
                                                                            2004     29.36        31.63     51,850.34
                                                                            2005     31.63        34.10     54,715.60
                                                                            2006     34.10        37.59     33,272.54
                                                                            2007     37.59        34.32     24,541.16
                                                                            2008     34.32        18.16     17,998.70
                                                                            2009     18.16        25.20     15,543.98
                                                                            2010     25.20        28.42     20,088.96

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E)/(c)/............. 2001    $10.38       $10.25           0.00
                                                                            2002     10.25         8.55          95.26
                                                                            2003      8.55        11.31      64,927.67
                                                                            2004     11.31        12.87      74,990.67
                                                                            2005     12.87        14.17      80,435.88
                                                                            2006     14.17        15.28      78,535.41
                                                                            2007     15.28        16.15      68,078.34
                                                                            2008     16.15        10.09      58,410.60
                                                                            2009     10.09        13.57      52,244.07
                                                                            2010     13.57        16.79      40,339.35

MetLife Stock Index Investment Division (Class E)/(c)/..................... 2001     36.22        34.14           0.00
                                                                            2002     34.14        26.00          30.99
                                                                            2003     26.00        32.67      78,326.89
                                                                            2004     32.67        35.40     113,355.91
                                                                            2005     35.40        36.31     114,020.79
                                                                            2006     36.31        41.10      86,703.53
                                                                            2007     41.10        42.38      79,508.03
                                                                            2008     42.38        26.13      84,730.94
                                                                            2009     26.13        32.34      65,886.50
                                                                            2010     32.34        36.39      88,556.31

MFS(R) Research International Investment Division (Class E)/(c)/........... 2001      9.00         8.34           0.00
                                                                            2002      8.34         7.23           0.00
                                                                            2003      7.23         9.38       5,245.98
                                                                            2004      9.38        11.02       9,084.93
                                                                            2005     11.02        12.60      10,534.66
                                                                            2006     12.60        15.69      26,086.51
                                                                            2007     15.69        17.46      29,483.95
                                                                            2008     17.46         9.88      20,671.81
                                                                            2009      9.88        12.78      13,529.34
                                                                            2010     12.78        13.99      16,572.42

MFS(R) Total Return Investment Division (Class E)/(i)/..................... 2004     34.05        36.91       2,362.83
                                                                            2005     36.91        37.27      21,930.33
                                                                            2006     37.27        40.96      12,278.96
                                                                            2007     40.96        41.86      22,416.46
                                                                            2008     41.86        31.91      26,643.32
                                                                            2009     31.91        37.05      22,585.73
                                                                            2010     37.05        39.94      32,559.36

MFS(R) Value Investment Division (Class E)/(c)/............................ 2001     11.51        11.32           0.00
                                                                            2002     11.32         9.53          85.63
                                                                            2003      9.53        11.72      47,626.01
                                                                            2004     11.72        12.81      75,434.86
                                                                            2005     12.81        12.38      67,934.93
                                                                            2006     12.38        14.33      54,497.06
                                                                            2007     14.33        13.52      50,718.40
                                                                            2008     13.52         8.81      41,501.27
                                                                            2009      8.81        10.43      35,529.36
                                                                            2010     10.43        11.40      44,214.34

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division (Class E)/(c)/............ 2001    $ 9.27       $ 8.49          0.00
                                                                            2002      8.49         6.94          0.00
                                                                            2003      6.94         9.36     56,548.44
                                                                            2004      9.36        10.97     78,514.09
                                                                            2005     10.97        12.18     83,251.25
                                                                            2006     12.18        15.02     69,397.19
                                                                            2007     15.02        16.30     81,797.44
                                                                            2008     16.30         9.25     54,682.46
                                                                            2009      9.25        11.67     44,827.68
                                                                            2010     11.67        12.38     56,675.88

Morgan Stanley Mid Cap Growth Investment Division (Class E)/(n)/........... 2010     12.39        14.36     27,809.67

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid Cap
  Opportunities Investment Division (Class E))/(c)(h)/..................... 2001     17.85        15.33          0.00
                                                                            2002     15.33        10.66          0.00
                                                                            2003     10.66        14.09      4,921.87
                                                                            2004     14.09        16.18     25,111.91
                                                                            2005     16.18        16.95     23,907.92
                                                                            2006     16.95        18.58     26,431.38
                                                                            2007     18.58        19.73     22,714.49
                                                                            2008     19.73         8.64     23,983.07
                                                                            2009      8.64        11.35     21,034.65
                                                                            2010     11.35        12.26          0.00

Neuberger Berman Genesis Investment Division (formerly BlackRock Strategic
  Value Investment Division (Class E)/(c)/................................. 2001     14.15        13.88          0.00
                                                                            2002     13.88        10.70      2,688.19
                                                                            2003     10.70        15.75     51,317.85
                                                                            2004     15.75        17.80     93,511.01
                                                                            2005     17.80        18.17     86,008.74
                                                                            2006     18.17        20.80     78,846.01
                                                                            2007     20.80        19.69     75,542.93
                                                                            2008     19.69        11.88     67,262.75
                                                                            2009     11.88        13.17     61,554.41
                                                                            2010     13.17        15.71     74,584.52

Neuberger Berman Mid Cap Value Investment Division (Class E)/(c)/.......... 2001     15.19        14.85          0.00
                                                                            2002     14.85        13.16          0.00
                                                                            2003     13.16        17.62     17,441.95
                                                                            2004     17.62        21.24     59,079.76
                                                                            2005     21.24        23.37     77,812.63
                                                                            2006     23.37        25.53     71,512.90
                                                                            2007     25.53        25.88     61,609.83
                                                                            2008     25.88        13.36     53,391.33
                                                                            2009     13.36        19.39     51,407.72
                                                                            2010     19.39        24.02     64,852.37

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class E)/(c)/............... 2001    $12.68       $11.93           0.00
                                                                            2002     11.93         9.82           0.00
                                                                            2003      9.82        12.57       5,569.13
                                                                            2004     12.57        14.33      11,169.65
                                                                            2005     14.33        16.34      13,658.21
                                                                            2006     16.34        18.69      17,362.38
                                                                            2007     18.69        19.50      20,229.78
                                                                            2008     19.50        11.39      17,288.07
                                                                            2009     11.39        15.66      18,094.43
                                                                            2010     15.66        17.85      15,661.30

PIMCO Total Return Investment Division (Class E)/(c)/...................... 2001     10.23        10.40           0.00
                                                                            2002     10.40        11.17       2,833.60
                                                                            2003     11.17        11.45      56,801.90
                                                                            2004     11.45        11.81     101,512.08
                                                                            2005     11.81        11.86      57,082.34
                                                                            2006     11.86        12.19      45,629.93
                                                                            2007     12.19        12.88      52,878.64
                                                                            2008     12.88        12.70      46,071.42
                                                                            2009     12.70        14.74      53,128.87
                                                                            2010     14.74        15.66      95,242.58

RCM Tecnology Investment Division (Class E)/(c)/........................... 2001      7.03         6.06           0.00
                                                                            2002      6.06         2.94         395.85
                                                                            2003      2.94         4.55      47,359.68
                                                                            2004      4.55         4.27      51,989.76
                                                                            2005      4.27         4.66      51,768.53
                                                                            2006      4.66         4.82      37,104.91
                                                                            2007      4.82         6.24      95,339.67
                                                                            2008      6.24         3.40      35,816.39
                                                                            2009      3.40         5.31      46,537.56
                                                                            2010      5.31         6.68      38,506.13

Russell 2000(R) Index Investment Division (Class E)/(c)/................... 2001     11.88        11.80           0.00
                                                                            2002     11.80         9.20          87.99
                                                                            2003      9.20        13.18      24,197.78
                                                                            2004     13.18        15.21      29,525.34
                                                                            2005     15.21        15.59      27,898.11
                                                                            2006     15.59        18.02      44,470.27
                                                                            2007     18.02        17.39      24,872.41
                                                                            2008     17.39        11.34      16,450.26
                                                                            2009     11.34        14.01      14,815.55
                                                                            2010     14.01        17.41      24,427.00

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class E)/(c)/.......... 2001    $11.51       $11.35          0.00
                                                                            2002     11.35         8.55         94.47
                                                                            2003      8.55        10.96     12,347.63
                                                                            2004     10.96        11.81     25,543.47
                                                                            2005     11.81        12.34     28,663.46
                                                                            2006     12.34        13.69     25,822.06
                                                                            2007     13.69        14.68     27,330.57
                                                                            2008     14.68         8.36     28,191.45
                                                                            2009      8.36        11.76     30,184.39
                                                                            2010     11.76        13.49     30,997.43

T. Rowe Price Mid Cap Growth Investment Division (Class E)/(c)/............ 2001      8.62         8.22          0.00
                                                                            2002      8.22         4.51          0.00
                                                                            2003      4.51         6.06     12,580.19
                                                                            2004      6.06         7.03     15,833.09
                                                                            2005      7.03         7.90     22,194.00
                                                                            2006      7.90         8.25     26,839.68
                                                                            2007      8.25         9.53     48,357.23
                                                                            2008      9.53         5.65     48,546.16
                                                                            2009      5.65         8.06     48,814.10
                                                                            2010      8.06        10.13     49,044.84

T. Rowe Price Small Cap Growth Investment Division (Class E)/(c)/.......... 2001     12.03        11.82          0.00
                                                                            2002     11.82         8.49          0.00
                                                                            2003      8.49        11.73     11,939.27
                                                                            2004     11.73        12.78     21,342.59
                                                                            2005     12.78        13.90     20,272.55
                                                                            2006     13.90        14.15     14,223.45
                                                                            2007     14.15        15.24     10,688.00
                                                                            2008     15.24         9.53     10,545.45
                                                                            2009      9.53        12.99      6,922.34
                                                                            2010     12.99        17.17     10,268.60

Western Asset Management Strategic Bond Opportunities Investment Division
  (Class E)/(c)/........................................................... 2001     15.11        15.38          0.00
                                                                            2002     15.38        16.51        246.17
                                                                            2003     16.51        18.23     17,349.99
                                                                            2004     18.23        19.06     52,882.29
                                                                            2005     19.06        19.21     52,995.05
                                                                            2006     19.21        19.77     52,831.41
                                                                            2007     19.77        20.16     37,746.74
                                                                            2008     20.16        16.80     28,074.63
                                                                            2009     16.80        21.77     26,247.60
                                                                            2010     21.77        24.07     30,737.97

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment Division (Class E)/(c)/. 2001    $14.05       $14.30          0.00
                                                                            2002     14.30        15.11        516.28
                                                                            2003     15.11        15.06     10,000.40
                                                                            2004     15.06        15.20     19,636.40
                                                                            2005     15.20        15.16     15,547.01
                                                                            2006     15.16        15.47     12,946.30
                                                                            2007     15.47        15.82     13,130.41
                                                                            2008     15.82        15.46     18,408.71
                                                                            2009     15.46        15.81     22,906.28
                                                                            2010     15.81        16.40     20,314.37

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.90 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 13.98      $ 14.61      8,302.42
                                                           2007     14.61        14.79     45,731.95
                                                           2008     14.79        13.13     13,981.78
                                                           2009     13.13        14.49      5,972.30
                                                           2010     14.49        15.11      2,912.11

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.57        13.22          0.00
                                                           2002     13.22        10.49      3,013.91
                                                           2003     10.49        15.78     24,019.52
                                                           2004     15.78        18.68     75,500.24
                                                           2005     18.68        22.95     75,518.87
                                                           2006     22.95        27.89     65,936.39
                                                           2007     27.89        33.18     69,803.28
                                                           2008     33.18        15.10     67,083.02
                                                           2009     15.10        23.87     57,472.60
                                                           2010     23.87        28.63     34,470.86

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    113.04       102.16          0.00
                                                           2002    102.16        75.61      1,405.54
                                                           2003     75.61       101.34     18,951.53
                                                           2004    101.34       111.69     41,274.48
                                                           2005    111.69       127.15     35,235.78
                                                           2006    127.15       137.31     29,683.32
                                                           2007    137.31       151.12     28,363.02
                                                           2008    151.12        82.94     26,111.18
                                                           2009     82.94       113.28     22,757.03
                                                           2010    113.28       131.72     11,496.04

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     79.30        75.99          0.00
                                                           2002     75.99        60.79        738.38
                                                           2003     60.79        78.87     24,558.88
                                                           2004     78.87        85.28     46,623.82
                                                           2005     85.28        88.43     35,378.65
                                                           2006     88.43        99.81     32,205.65
                                                           2007     99.81       102.71     30,390.79
                                                           2008    102.71        62.53     26,080.28
                                                           2009     62.53        80.40     23,184.24
                                                           2010     80.40        87.77     11,267.49

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.64       $10.86           0.00
                                                           2002     10.86         8.78       1,771.31
                                                           2003      8.78        11.02       7,486.93
                                                           2004     11.02        12.76      13,045.37
                                                           2005     12.76        14.75      12,454.27
                                                           2006     14.75        16.82      20,085.13
                                                           2007     16.82        18.19      20,793.95
                                                           2008     18.19         9.96      22,987.03
                                                           2009      9.96        11.91      16,401.40
                                                           2010     11.91        12.51       9,633.92

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.03        11.22           0.00
                                                           2002     11.22        12.12      15,993.09
                                                           2003     12.12        12.31     102,537.01
                                                           2004     12.31        12.55     332,741.42
                                                           2005     12.55        12.56     351,512.09
                                                           2006     12.56        12.80     299,065.59
                                                           2007     12.80        13.40     279,476.93
                                                           2008     13.40        13.91     176,960.32
                                                           2009     13.91        14.35     169,128.17
                                                           2010     14.35        14.90     117,594.21

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     34.78        32.73           0.00
                                                           2002     32.73        22.87         808.71
                                                           2003     22.87        31.55       5,530.73
                                                           2004     31.55        34.91      27,569.27
                                                           2005     34.91        37.87      25,733.02
                                                           2006     37.87        39.58      17,566.02
                                                           2007     39.58        46.75      16,376.38
                                                           2008     46.75        24.87      16,834.72
                                                           2009     24.87        36.40      15,704.76
                                                           2010     36.40        41.15       9,430.98

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     38.79        40.79       3,343.04
                                                           2003     40.79        42.30      12,029.75
                                                           2004     42.30        43.27      31,709.92
                                                           2005     43.27        43.42      30,252.66
                                                           2006     43.42        44.42      25,791.23
                                                           2007     44.42        46.25      20,574.99
                                                           2008     46.25        43.76      16,794.85
                                                           2009     43.76        46.92      15,213.98
                                                           2010     46.92        49.81       8,566.67

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001    $37.48       $38.44           0.00
                                                           2002     38.44        38.83           0.00

BlackRock Diversified Investment Division (Class E)/(c)/.. 2001     34.45        33.51           0.00
                                                           2002     33.51        28.30         189.63
                                                           2003     28.30        33.43      43,259.47
                                                           2004     33.43        35.52      61,426.46
                                                           2005     35.52        35.88      60,737.04
                                                           2006     35.88        38.84      27,167.96
                                                           2007     38.84        40.28      31,799.50
                                                           2008     40.28        29.69      22,471.82
                                                           2009     29.69        34.13      20,056.33
                                                           2010     34.13        36.65       6,046.96

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     70.96        71.39      10,183.43
                                                           2008     71.39        43.95       8,829.46
                                                           2009     43.95        51.44       8,748.00
                                                           2010     51.44        56.87       5,847.51

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     64.44        60.01           0.00
                                                           2002     60.01        43.45         971.49
                                                           2003     43.45        55.44       4,833.79
                                                           2004     55.44        60.22      13,651.94
                                                           2005     60.22        61.13      13,079.30
                                                           2006     61.13        68.33      11,830.71
                                                           2007     68.33        71.56           0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.89           0.00
                                                           2003      7.89        10.49      11,432.11
                                                           2004     10.49        11.66      39,678.29
                                                           2005     11.66        12.09      36,886.96
                                                           2006     12.09        14.15      36,842.26
                                                           2007     14.15        14.33      41,901.90
                                                           2008     14.33         9.13      34,042.05
                                                           2009      9.13         9.96      30,626.85
                                                           2010      9.96        10.66      16,790.55

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     20.49        20.31      14,986.46
                                                           2004     20.31        20.09       6,733.03
                                                           2005     20.09        20.25       6,206.05
                                                           2006     20.25        20.80     116,864.92
                                                           2007     20.80        21.41     133,941.33
                                                           2008     21.41        21.57     152,559.23
                                                           2009     21.57        21.23      88,214.97
                                                           2010     21.23        20.83      63,914.27

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $26.27       $25.51          0.00
                                                        2002     25.51        20.89        244.74
                                                        2003     20.89        26.80      7,277.40
                                                        2004     26.80        29.48     25,502.28
                                                        2005     29.48        31.86     28,292.41
                                                        2006     31.86        35.77     29,164.26
                                                        2007     35.77        36.65     29,560.06
                                                        2008     36.65        21.77     26,060.80
                                                        2009     21.77        28.16     22,652.94
                                                        2010     28.16        30.89     11,046.42

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     21.73        17.83          0.00
                                                        2003     17.83        22.17      1,175.26
                                                        2004     22.17        24.70      6,036.48
                                                        2005     24.70        26.79     10,879.80
                                                        2006     26.79        29.38     10,192.08
                                                        2007     29.38        29.99     10,652.42
                                                        2008     29.99        17.94      8,003.84
                                                        2009     17.94        21.41      7,694.81
                                                        2010     21.41        24.04      4,488.50

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.56         8.78      2,920.56
                                                        2003      8.78        11.64      7,171.53
                                                        2004     11.64        13.79     52,024.04
                                                        2005     13.79        15.46     56,065.91
                                                        2006     15.46        19.57     73,277.49
                                                        2007     19.57        19.01     65,916.50
                                                        2008     19.01        11.03     42,456.25
                                                        2009     11.03        16.81     39,719.10
                                                        2010     16.81        19.22     22,244.46

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.20         8.44          0.00
                                                        2003      8.44        11.51      3,308.75
                                                        2004     11.51        12.03      6,104.99
                                                        2005     12.03        12.81      5,771.26
                                                        2006     12.81        14.36      6,166.00
                                                        2007     14.36        15.66      7,295.83
                                                        2008     15.66         9.42      7,339.58
                                                        2009      9.42        12.38      6,100.85
                                                        2010     12.38        15.35      1,620.32

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      3.97         4.76     31,624.41
                                                        2006      4.76         4.79     22,061.13
                                                        2007      4.79         5.24      9,107.69
                                                        2008      5.24         3.26      9,198.20
                                                        2009      3.26         4.48     15,348.41
                                                        2010      4.48         4.89      6,469.56

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.35       $ 4.88          0.00
                                                               2002      4.88         3.40      1,383.77
                                                               2003      3.40         4.19     15,392.07
                                                               2004      4.19         4.30     22,107.36
                                                               2005      4.30         3.93     22,269.49

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.36         9.61          0.00
                                                               2003      9.61        11.92      3,997.79
                                                               2004     11.92        13.39     22,734.48
                                                               2005     13.39        14.22     17,991.04
                                                               2006     14.22        16.01     23,011.11
                                                               2007     16.01        15.29     17,686.83
                                                               2008     15.29         9.26     15,006.86
                                                               2009      9.26        12.44     11,927.44
                                                               2010     12.44        15.03      6,370.01

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.50         6.69      9,828.64
                                                               2004      6.69         7.12     14,079.78
                                                               2005      7.12         7.95     17,725.36
                                                               2006      7.95         7.67     15,578.74
                                                               2007      7.67         7.70     10,782.29
                                                               2008      7.70         4.61      9,783.69
                                                               2009      4.61         6.02      9,491.84
                                                               2010      6.02         7.32        792.95

Legg Mason Partners Aggressive Growth Investment
  Division (Class E)/(e)/
  (formerly Janus Aggressive Growth).......................... 2001      8.85         7.72          0.00
                                                               2002      7.72         5.25        201.87
                                                               2003      5.25         5.50          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.10         9.73      2,149.98
                                                               2007      9.73         8.99      2,511.02
                                                               2008      8.99         4.00      1,990.50
                                                               2009      4.00         5.42      2,379.85
                                                               2010      5.42         5.71         12.22

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.62         8.18          0.00
                                                               2002      8.18         6.40        924.89
                                                               2003      6.40         7.63      1,538.73
                                                               2004      7.63         8.33      3,515.44
                                                               2005      8.33         8.76      2,866.69
                                                               2006      8.76         9.14      2,844.02

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $22.13       $21.62          0.00
                                                               2002     21.62        16.62      1,466.98
                                                               2003     16.62        22.22      6,563.89
                                                               2004     22.22        25.34      9,684.82
                                                               2005     25.34        26.55     10,412.49
                                                               2006     26.55        30.35     15,689.55
                                                               2007     30.35        33.27     11,368.47
                                                               2008     33.27        20.89     10,327.72
                                                               2009     20.89        26.66      9,461.54
                                                               2010     26.66        33.31      3,981.16

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.16         8.76          0.00
                                                               2002      8.76         6.20        334.60
                                                               2003      6.20         8.81      9,870.44
                                                               2004      8.81         9.61     21,119.63
                                                               2005      9.61         9.85     17,329.02
                                                               2006      9.85        10.62     14,849.70
                                                               2007     10.62        10.89     14,540.16
                                                               2008     10.89         6.26     16,140.35
                                                               2009      6.26         7.99     14,343.49
                                                               2010      7.99        10.30      1,912.92

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.53        10.17      1,415.92
                                                               2003     10.17        11.91     26,068.51
                                                               2004     11.91        12.65     64,145.58
                                                               2005     12.65        12.61     64,834.29
                                                               2006     12.61        13.51     55,060.04
                                                               2007     13.51        14.15     63,217.97
                                                               2008     14.15        11.31     45,725.58
                                                               2009     11.31        15.19     38,501.95
                                                               2010     15.19        16.85     21,947.48

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.53        10.25          0.00
                                                               2002     10.25        10.53          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/............................. 2001    $24.37       $25.16           0.00
                                                        2002     25.16        22.47       4,547.75
                                                        2003     22.47        29.20      26,518.38
                                                        2004     29.20        31.45      51,174.27
                                                        2005     31.45        33.89      47,002.14
                                                        2006     33.89        37.34      42,284.04
                                                        2007     37.34        34.07      38,147.80
                                                        2008     34.07        18.02      32,394.51
                                                        2009     18.02        24.99      25,157.15
                                                        2010     24.99        28.17      15,138.41

MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001     10.37        10.24           0.00
                                                        2002     10.24         8.54       4,534.88
                                                        2003      8.54        11.29      52,015.85
                                                        2004     11.29        12.84      88,555.01
                                                        2005     12.84        14.13      83,733.92
                                                        2006     14.13        15.23      81,561.45
                                                        2007     15.23        16.09      65,302.45
                                                        2008     16.09        10.05      63,984.53
                                                        2009     10.05        13.50      57,871.56
                                                        2010     13.50        16.71      28,449.22

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     36.02        33.94           0.00
                                                        2002     33.94        25.84       5,769.72
                                                        2003     25.84        32.45      52,164.34
                                                        2004     32.45        35.14     187,618.58
                                                        2005     35.14        36.03     188,827.97
                                                        2006     36.03        40.76     170,324.27
                                                        2007     40.76        42.01     159,758.97
                                                        2008     42.01        25.89     152,533.23
                                                        2009     25.89        32.02     138,128.74
                                                        2010     32.02        36.01      82,207.30

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.99         8.33           0.00
                                                        2002      8.33         7.22         471.26
                                                        2003      7.22         9.36      15,286.66
                                                        2004      9.36        10.99      21,493.41
                                                        2005     10.99        12.57      20,177.00
                                                        2006     12.57        15.64      51,532.57
                                                        2007     15.64        17.40      56,117.46
                                                        2008     17.40         9.84      41,656.75
                                                        2009      9.84        12.72      32,306.21
                                                        2010     12.72        13.92      19,941.60

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Total Return Investment Division (Class E)/(i)/... 2004    $33.76       $36.59       3,816.14
                                                          2005     36.59        36.93      15,082.43
                                                          2006     36.93        40.56      38,985.17
                                                          2007     40.56        41.43      55,843.58
                                                          2008     41.43        31.56      47,932.74
                                                          2009     31.56        36.64      45,504.43
                                                          2010     36.64        39.47      17,454.29

MFS(R) Value Investment Division (Class E)/(c)/.......... 2001     11.49        11.31           0.00
                                                          2002     11.31         9.51      14,199.01
                                                          2003      9.51        11.69      47,343.51
                                                          2004     11.69        12.77     119,572.47
                                                          2005     12.77        12.34     109,224.41
                                                          2006     12.34        14.28      92,846.80
                                                          2007     14.28        13.45      74,177.43
                                                          2008     13.45         8.76      67,499.00
                                                          2009      8.76        10.38      59,539.31
                                                          2010     10.38        11.33      31,516.80

Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/......................................... 2001      9.25         8.47           0.00
                                                          2002      8.47         6.93       7,162.93
                                                          2003      6.93         9.34     144,270.47
                                                          2004      9.34        10.94     212,515.85
                                                          2005     10.94        12.13     116,909.90
                                                          2006     12.13        14.96     111,174.05
                                                          2007     14.96        16.23     103,672.89
                                                          2008     16.23         9.21     111,642.29
                                                          2009      9.21        11.61      92,150.07
                                                          2010     11.61        12.30      49,602.74

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/......................................... 2010     12.31        14.26      10,308.75

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/..................................... 2001     17.81        15.30           0.00
                                                          2002     15.30        10.63       3,208.29
                                                          2003     10.63        14.04       7,155.17
                                                          2004     14.04        16.11      80,222.93
                                                          2005     16.11        16.87      27,038.96
                                                          2006     16.87        18.49      22,095.35
                                                          2007     18.49        19.63      22,599.70
                                                          2008     19.63         8.59      24,930.34
                                                          2009      8.59        11.27      19,977.47
                                                          2010     11.27        12.18           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001    $14.14       $13.87           0.00
                                                           2002     13.87        10.68      12,682.58
                                                           2003     10.68        15.72      91,986.55
                                                           2004     15.72        17.76     240,550.97
                                                           2005     17.76        18.12     173,335.54
                                                           2006     18.12        20.74     141,003.70
                                                           2007     20.74        19.62     127,084.88
                                                           2008     19.62        11.83     104,037.56
                                                           2009     11.83        13.11      98,345.69
                                                           2010     13.11        15.63      58,570.31

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.17        14.83           0.00
                                                           2002     14.83        13.13       1,354.01
                                                           2003     13.13        17.58      13,934.84
                                                           2004     17.58        21.18      59,566.68
                                                           2005     21.18        23.29      68,756.49
                                                           2006     23.29        25.43      52,627.44
                                                           2007     25.43        25.76      54,595.36
                                                           2008     25.76        13.29      51,528.37
                                                           2009     13.29        19.29      42,980.75
                                                           2010     19.29        23.87      21,995.73

Oppenheimer Global Equity Investment Division
  (Class E)/(c)/.......................................... 2001     12.65        11.90           0.00
                                                           2002     11.90         9.79         563.53
                                                           2003      9.79        12.53       7,699.28
                                                           2004     12.53        14.28      13,820.88
                                                           2005     14.28        16.27      12,974.62
                                                           2006     16.27        18.60      13,594.90
                                                           2007     18.60        19.40      13,438.30
                                                           2008     19.40        11.32      11,966.09
                                                           2009     11.32        15.56      10,478.17
                                                           2010     15.56        17.73       4,922.31

PIMCO Total Return Investment Division (Class E)/(c)/..... 2001     10.22        10.39           0.00
                                                           2002     10.39        11.16       9,547.17
                                                           2003     11.16        11.43      91,741.16
                                                           2004     11.43        11.78     221,502.98
                                                           2005     11.78        11.83     228,104.58
                                                           2006     11.83        12.15     134,722.82
                                                           2007     12.15        12.83     148,495.59
                                                           2008     12.83        12.65     134,376.28
                                                           2009     12.65        14.67     122,195.87
                                                           2010     14.67        15.58      80,206.66

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
RCM Tecnology Investment Division (Class E)/(c)/......... 2001    $ 7.03       $ 6.06           0.00
                                                          2002      6.06         2.94           0.00
                                                          2003      2.94         4.54      38,716.32
                                                          2004      4.54         4.26     131,230.36
                                                          2005      4.26         4.65      86,013.73
                                                          2006      4.65         4.81      73,827.22
                                                          2007      4.81         6.22      63,124.39
                                                          2008      6.22         3.38      52,775.10
                                                          2009      3.38         5.29      57,345.33
                                                          2010      5.29         6.64      40,278.36

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.86        11.78           0.00
                                                          2002     11.78         9.18       3,089.33
                                                          2003      9.18        13.15      25,917.46
                                                          2004     13.15        15.16      50,459.09
                                                          2005     15.16        15.53      50,049.99
                                                          2006     15.53        17.94      49,117.28
                                                          2007     17.94        17.31      43,566.62
                                                          2008     17.31        11.28      41,467.67
                                                          2009     11.28        13.93      36,927.94
                                                          2010     13.93        17.31      20,823.42

T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/......................................... 2001     11.49        11.33           0.00
                                                          2002     11.33         8.53         988.89
                                                          2003      8.53        10.93       7,368.15
                                                          2004     10.93        11.77      26,406.23
                                                          2005     11.77        12.30      24,290.61
                                                          2006     12.30        13.63      21,458.90
                                                          2007     13.63        14.61      29,530.51
                                                          2008     14.61         8.32      27,893.36
                                                          2009      8.32        11.69      16,974.15
                                                          2010     11.69        13.41      11,226.85

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/......................................... 2001      8.62         8.22           0.00
                                                          2002      8.22         4.51       5,956.41
                                                          2003      4.51         6.05      25,976.24
                                                          2004      6.05         7.01      48,313.85
                                                          2005      7.01         7.88      57,643.02
                                                          2006      7.88         8.23      52,037.86
                                                          2007      8.23         9.49      70,258.72
                                                          2008      9.49         5.62      55,757.62
                                                          2009      5.62         8.03      52,586.61
                                                          2010      8.03        10.08      28,104.88

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $12.00       $11.79          0.00
                                                       2002     11.79         8.47        740.80
                                                       2003      8.47        11.69      6,820.69
                                                       2004     11.69        12.73     10,507.64
                                                       2005     12.73        13.84     10,450.91
                                                       2006     13.84        14.08      9,325.47
                                                       2007     14.08        15.15     13,575.06
                                                       2008     15.15         9.48     11,701.88
                                                       2009      9.48        12.91     12,632.88
                                                       2010     12.91        17.06      3,703.46

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     15.06        15.32          0.00
                                                       2002     15.32        16.44      2,032.45
                                                       2003     16.44        18.15     38,842.28
                                                       2004     18.15        18.96     84,855.05
                                                       2005     18.96        19.10     84,331.83
                                                       2006     19.10        19.65     74,108.61
                                                       2007     19.65        20.03     55,755.70
                                                       2008     20.03        16.68     49,032.00
                                                       2009     16.68        21.60     36,657.57
                                                       2010     21.60        23.87     17,920.06

Western Asset Management U.S Government Investment
  Division (Class E)/(c)/............................. 2001     14.00        14.25          0.00
                                                       2002     14.25        15.05      1,434.01
                                                       2003     15.05        14.99     61,521.19
                                                       2004     14.99        15.12     33,227.70
                                                       2005     15.12        15.07     29,759.10
                                                       2006     15.07        15.38     24,235.19
                                                       2007     15.38        15.71     27,578.09
                                                       2008     15.71        15.35     19,402.36
                                                       2009     15.35        15.69     15,632.99
                                                       2010     15.69        16.27      8,450.73

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.95 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 13.91      $ 14.54        609.09
                                                           2007     14.54        14.71      8,556.70
                                                           2008     14.71        13.06      5,627.05
                                                           2009     13.06        14.40      5,174.78
                                                           2010     14.40        15.01         68.28

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.55        13.20          0.00
                                                           2002     13.20        10.46      6,770.73
                                                           2003     10.46        15.73     19,818.67
                                                           2004     15.73        18.62     27,055.05
                                                           2005     18.62        22.86     27,764.62
                                                           2006     22.86        27.77     33,806.46
                                                           2007     27.77        33.02     31,194.78
                                                           2008     33.02        15.02     25,007.49
                                                           2009     15.02        23.73     13,830.25
                                                           2010     23.73        28.45      2,822.83

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    112.05       101.25          0.00
                                                           2002    101.25        74.90      2,729.99
                                                           2003     74.90       100.34      9,349.78
                                                           2004    100.34       110.53     14,562.37
                                                           2005    110.53       125.77     15,316.45
                                                           2006    125.77       135.74     16,484.29
                                                           2007    135.74       149.32     14,638.88
                                                           2008    149.32        81.91     11,738.22
                                                           2009     81.91       111.83      8,661.00
                                                           2010    111.83       129.96      2,879.17

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     78.61        75.31          0.00
                                                           2002     75.31        60.22      3,960.17
                                                           2003     60.22        78.09     20,009.43
                                                           2004     78.09        84.39     24,296.87
                                                           2005     84.39        87.47     24,577.59
                                                           2006     87.47        98.68     23,058.63
                                                           2007     98.68       101.49     17,968.87
                                                           2008    101.49        61.76     14,155.02
                                                           2009     61.76        79.37      8,549.43
                                                           2010     79.37        86.60      1,125.13

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.58       $10.80           0.00
                                                           2002     10.80         8.73       4,289.94
                                                           2003      8.73        10.95      10,133.66
                                                           2004     10.95        12.67       8,229.47
                                                           2005     12.67        14.64       5,687.67
                                                           2006     14.64        16.69      12,354.92
                                                           2007     16.69        18.04       7,011.85
                                                           2008     18.04         9.87       9,173.26
                                                           2009      9.87        11.80       5,226.06
                                                           2010     11.80        12.39         173.68

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.02        11.21           0.00
                                                           2002     11.21        12.09      58,400.34
                                                           2003     12.09        12.27      79,022.18
                                                           2004     12.27        12.51     121,799.63
                                                           2005     12.51        12.52     112,600.60
                                                           2006     12.52        12.75      98,805.08
                                                           2007     12.75        13.34      88,052.22
                                                           2008     13.34        13.84      48,570.56
                                                           2009     13.84        14.27      22,191.47
                                                           2010     14.27        14.81       2,074.06

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     34.55        32.51           0.00
                                                           2002     32.51        22.70         594.07
                                                           2003     22.70        31.30       1,824.32
                                                           2004     31.30        34.62       3,245.89
                                                           2005     34.62        37.53       3,140.57
                                                           2006     37.53        39.22       3,847.61
                                                           2007     39.22        46.30       2,597.66
                                                           2008     46.30        24.61       2,775.23
                                                           2009     24.61        36.01       2,360.87
                                                           2010     36.01        40.68       1,373.11

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     38.42        40.39       8,226.83
                                                           2003     40.39        41.86       8,479.83
                                                           2004     41.86        42.81       8,223.39
                                                           2005     42.81        42.93       9,694.81
                                                           2006     42.93        43.90       7,742.40
                                                           2007     43.90        45.68       5,580.37
                                                           2008     45.68        43.20       4,708.42
                                                           2009     43.20        46.31       2,366.61
                                                           2010     46.31        49.13         879.54

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     37.15        38.08           0.00
                                                           2002     38.08        38.46           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $34.19       $33.25          0.00
                                                           2002     33.25        28.07      4,057.91
                                                           2003     28.07        33.14     14,130.18
                                                           2004     33.14        35.19     11,645.66
                                                           2005     35.19        35.53     11,758.61
                                                           2006     35.53        38.45     11,027.45
                                                           2007     38.45        39.85     11,083.92
                                                           2008     39.85        29.36      8,631.96
                                                           2009     29.36        33.73      7,414.88
                                                           2010     33.73        36.20        771.34

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     70.12        70.52      2,721.75
                                                           2008     70.52        43.39      2,344.73
                                                           2009     43.39        50.77      1,132.31
                                                           2010     50.77        56.09        125.76

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     63.85        59.46          0.00
                                                           2002     59.46        43.03      3,682.98
                                                           2003     43.03        54.88      6,585.98
                                                           2004     54.88        59.58      7,034.37
                                                           2005     59.58        60.44      7,261.42
                                                           2006     60.44        67.53      3,380.64
                                                           2007     67.53        70.71          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.89        477.34
                                                           2003      7.89        10.48      9,377.85
                                                           2004     10.48        11.65      9,436.09
                                                           2005     11.65        12.07      9,210.78
                                                           2006     12.07        14.11      8,409.84
                                                           2007     14.11        14.29     14,454.65
                                                           2008     14.29         9.10      9,196.33
                                                           2009      9.10         9.93      2,470.80
                                                           2010      9.93        10.61        297.32

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     20.29        20.10          0.00
                                                           2004     20.10        19.88          0.00
                                                           2005     19.88        20.03          0.00
                                                           2006     20.03        20.56          0.00
                                                           2007     20.56        21.15          0.00
                                                           2008     21.15        21.30          0.00
                                                           2009     21.30        20.95          0.00
                                                           2010     20.95        20.55          0.00

Davis Venture Value Investment Division (Class E)/(c)/.... 2001     26.19        25.42          0.00
                                                           2002     25.42        20.80      4,173.04
                                                           2003     20.80        26.67     12,986.92
                                                           2004     26.67        29.33     16,350.50
                                                           2005     29.33        31.69     14,462.41
                                                           2006     31.69        35.55     13,603.83
                                                           2007     35.55        36.41     13,567.88
                                                           2008     36.41        21.61     12,072.64
                                                           2009     21.61        27.94      8,235.47
                                                           2010     27.94        30.64      4,555.78

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
FI Value Leaders Investment Division (Class E)/(d)/.... 2002    $21.63       $17.74          0.00
                                                        2003     17.74        22.05      1,166.59
                                                        2004     22.05        24.56      5,242.21
                                                        2005     24.56        26.62      7,862.59
                                                        2006     26.62        29.18      7,629.36
                                                        2007     29.18        29.77      6,876.53
                                                        2008     29.77        17.80      3,902.67
                                                        2009     17.80        21.23      1,207.25
                                                        2010     21.23        23.82        307.26

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.56         8.77        249.64
                                                        2003      8.77        11.63     16,902.37
                                                        2004     11.63        13.76     35,058.24
                                                        2005     13.76        15.43     38,676.82
                                                        2006     15.43        19.52     40,632.00
                                                        2007     19.52        18.95     35,647.09
                                                        2008     18.95        10.99     26,316.57
                                                        2009     10.99        16.74     14,846.48
                                                        2010     16.74        19.13      9,859.20

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.19         8.43        323.39
                                                        2003      8.43        11.49      1,226.43
                                                        2004     11.49        12.01      1,678.49
                                                        2005     12.01        12.78      1,742.83
                                                        2006     12.78        14.32      1,575.15
                                                        2007     14.32        15.62      1,739.88
                                                        2008     15.62         9.38      1,723.95
                                                        2009      9.38        12.33      1,122.72
                                                        2010     12.33        15.27        420.05

Jennison Growth Investment Division (Class E)/(c) (g)/. 2005      3.96         4.74     16,008.68
                                                        2006      4.74         4.77     14,895.86
                                                        2007      4.77         5.22     12,373.90
                                                        2008      5.22         3.24      7,912.62
                                                        2009      3.24         4.45      5,650.49
                                                        2010      4.45         4.87         10.72

Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division).... 2001      5.35         4.87          0.00
                                                        2002      4.87         3.39     12,319.02
                                                        2003      3.39         4.18     18,669.32
                                                        2004      4.18         4.29     17,612.61
                                                        2005      4.29         3.92     17,352.62

Lazard Mid Cap Investment Division (Class E)/(d)/...... 2002     11.36         9.61         69.89
                                                        2003      9.61        11.91     12,770.05
                                                        2004     11.91        13.36      9,935.82
                                                        2005     13.36        14.19      8,696.22
                                                        2006     14.19        15.96      6,084.03
                                                        2007     15.96        15.24     14,329.56
                                                        2008     15.24         9.23      7,832.76
                                                        2009      9.23        12.39      2,931.96
                                                        2010     12.39        14.96          4.60

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003    $ 5.50       $ 6.68      6,879.18
                                                               2004      6.68         7.11      6,273.61
                                                               2005      7.11         7.93      5,488.26
                                                               2006      7.93         7.65      5,572.00
                                                               2007      7.65         7.68      3,616.83
                                                               2008      7.68         4.59      6,325.78
                                                               2009      4.59         6.00        707.91
                                                               2010      6.00         7.28          2.93

Legg Mason Partners Aggressive Growth Investment
  Division (Class E)/(e)/
  (formerly Janus Aggressive Growth).......................... 2001      8.85         7.71          0.00
                                                               2002      7.71         5.24      7,458.10
                                                               2003      5.24         5.50          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.07         9.69     15,780.06
                                                               2007      9.69         8.95     10,801.52
                                                               2008      8.95         3.98     11,884.53
                                                               2009      3.98         5.39      3,516.65
                                                               2010      5.39         5.68      1,719.43

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.61         8.17          0.00
                                                               2002      8.17         6.39      4,389.51
                                                               2003      6.39         7.61      3,579.58
                                                               2004      7.61         8.31     15,052.67
                                                               2005      8.31         8.73     15,629.23
                                                               2006      8.73         9.11     15,493.81

Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001     22.05        21.54          0.00
                                                               2002     21.54        16.55      1,676.09
                                                               2003     16.55        22.12      4,146.38
                                                               2004     22.12        25.21      5,628.28
                                                               2005     25.21        26.39      4,754.63
                                                               2006     26.39        30.16      6,152.92
                                                               2007     30.16        33.04      4,929.11
                                                               2008     33.04        20.74      4,792.79
                                                               2009     20.74        26.45      1,918.18
                                                               2010     26.45        33.03        274.39

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001    $ 9.16       $ 8.76          0.00
                                                               2002      8.76         6.20     13,248.07
                                                               2003      6.20         8.79     15,372.27
                                                               2004      8.79         9.59     15,871.81
                                                               2005      9.59         9.83     15,368.28
                                                               2006      9.83        10.59     11,245.93
                                                               2007     10.59        10.85      8,006.67
                                                               2008     10.85         6.24      7,574.97
                                                               2009      6.24         7.95      4,552.23
                                                               2010      7.95        10.25      1,247.27

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.50        10.14      4,888.16
                                                               2003     10.14        11.87     26,926.45
                                                               2004     11.87        12.60     38,285.38
                                                               2005     12.60        12.56     31,566.35
                                                               2006     12.56        13.45     29,249.49
                                                               2007     13.45        14.08     32,121.86
                                                               2008     14.08        11.25     21,582.99
                                                               2009     11.25        15.10     16,620.95
                                                               2010     15.10        16.73      3,269.41

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.50        10.22          0.00
                                                               2002     10.22        10.50          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     24.27        25.05          0.00
                                                               2002     25.05        22.36     17,966.44
                                                               2003     22.36        29.04     24,903.78
                                                               2004     29.04        31.26     32,921.43
                                                               2005     31.26        33.67     33,023.25
                                                               2006     33.67        37.08     28,516.77
                                                               2007     37.08        33.82     25,127.80
                                                               2008     33.82        17.88     16,813.78
                                                               2009     17.88        24.79      9,374.44
                                                               2010     24.79        27.92      3,221.93

MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/.............................................. 2001     10.37        10.23          0.00
                                                               2002     10.23         8.53     15,540.54
                                                               2003      8.53        11.27     25,373.69
                                                               2004     11.27        12.81     22,986.81
                                                               2005     12.81        14.09     18,766.32
                                                               2006     14.09        15.18     16,984.17
                                                               2007     15.18        16.03     15,218.70
                                                               2008     16.03        10.01      9,132.32
                                                               2009     10.01        13.44      6,567.46
                                                               2010     13.44        16.62      1,748.13

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class E)/(c)/. 2001    $35.82       $33.74          0.00
                                                        2002     33.74        25.67     17,492.15
                                                        2003     25.67        32.23     31,968.99
                                                        2004     32.23        34.88     58,929.48
                                                        2005     34.88        35.75     53,478.98
                                                        2006     35.75        40.42     48,113.89
                                                        2007     40.42        41.64     43,991.39
                                                        2008     41.64        25.65     34,755.34
                                                        2009     25.65        31.71     17,808.20
                                                        2010     31.71        35.64      1,985.80

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.99         8.33          0.00
                                                        2002      8.33         7.22      1,282.29
                                                        2003      7.22         9.35      3,561.59
                                                        2004      9.35        10.97      5,435.30
                                                        2005     10.97        12.54      4,840.19
                                                        2006     12.54        15.59      7,290.25
                                                        2007     15.59        17.34      6,843.35
                                                        2008     17.34         9.80      7,076.96
                                                        2009      9.80        12.67      4,685.27
                                                        2010     12.67        13.86      1,027.46

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     33.48        36.27        646.66
                                                        2005     36.27        36.58      1,203.01
                                                        2006     36.58        40.16      1,029.13
                                                        2007     40.16        41.00      5,429.37
                                                        2008     41.00        31.22      1,821.85
                                                        2009     31.22        36.22      1,381.73
                                                        2010     36.22        39.01      1,233.88

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.48        11.29          0.00
                                                        2002     11.29         9.49     52,800.59
                                                        2003      9.49        11.66     68,038.59
                                                        2004     11.66        12.73     67,289.86
                                                        2005     12.73        12.29     62,456.59
                                                        2006     12.29        14.22     52,884.48
                                                        2007     14.22        13.39     37,010.57
                                                        2008     13.39         8.72     29,963.97
                                                        2009      8.72        10.32     10,959.90
                                                        2010     10.32        11.26        166.86

Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/....................................... 2001      9.24         8.46          0.00
                                                        2002      8.46         6.91     19,127.95
                                                        2003      6.91         9.31     43,523.07
                                                        2004      9.31        10.91     46,098.93
                                                        2005     10.91        12.09     36,008.12
                                                        2006     12.09        14.90     29,754.89
                                                        2007     14.90        16.15     22,381.51
                                                        2008     16.15         9.16     17,411.04
                                                        2009      9.16        11.54     11,423.59
                                                        2010     11.54        12.23      4,586.06

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010    $12.23       $14.16        115.01

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.77        15.26          0.00
                                                           2002     15.26        10.60      3,885.54
                                                           2003     10.60        13.99      7,446.88
                                                           2004     13.99        16.05     19,045.42
                                                           2005     16.05        16.80     17,985.10
                                                           2006     16.80        18.40     14,282.10
                                                           2007     18.40        19.52     12,182.56
                                                           2008     19.52         8.54      9,391.87
                                                           2009      8.54        11.20      5,868.11
                                                           2010     11.20        12.10          0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.13        13.86          0.00
                                                           2002     13.86        10.67     45,836.72
                                                           2003     10.67        15.69     55,838.46
                                                           2004     15.69        17.72     77,153.87
                                                           2005     17.72        18.07     70,668.67
                                                           2006     18.07        20.67     62,782.40
                                                           2007     20.67        19.54     52,123.68
                                                           2008     19.54        11.78     39,734.67
                                                           2009     11.78        13.05     21,375.99
                                                           2010     13.05        15.54      7,888.53

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.14        14.80          0.00
                                                           2002     14.80        13.11      8,500.57
                                                           2003     13.11        17.53     21,064.27
                                                           2004     17.53        21.11     28,083.59
                                                           2005     21.11        23.21     30,508.33
                                                           2006     23.21        25.33     32,506.02
                                                           2007     25.33        25.65     25,772.22
                                                           2008     25.65        13.23     22,709.76
                                                           2009     13.23        19.18      9,616.99
                                                           2010     19.18        23.73        836.28

Oppenheimer Global Equity Investment Division
  (Class E)/(c)/.......................................... 2001     12.62        11.87          0.00
                                                           2002     11.87         9.77     11,930.27
                                                           2003      9.77        12.49     14,622.39
                                                           2004     12.49        14.22     21,811.17
                                                           2005     14.22        16.20     16,832.32
                                                           2006     16.20        18.51     16,225.78
                                                           2007     18.51        19.29     20,220.85
                                                           2008     19.29        11.26     12,204.99
                                                           2009     11.26        15.46      6,783.58
                                                           2010     15.46        17.61      4,242.82

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
PIMCO Total Return Investment Division (Class E)/(c)/.... 2001    $10.22       $10.39          0.00
                                                          2002     10.39        11.15     33,719.11
                                                          2003     11.15        11.41     82,993.61
                                                          2004     11.41        11.76     93,168.41
                                                          2005     11.76        11.80     76,792.21
                                                          2006     11.80        12.12     64,263.27
                                                          2007     12.12        12.79     59,620.79
                                                          2008     12.79        12.60     59,267.08
                                                          2009     12.60        14.61     39,918.67
                                                          2010     14.61        15.50     11,524.44

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.03         6.06          0.00
                                                          2002      6.06         2.93     17,669.78
                                                          2003      2.93         4.53     58,809.62
                                                          2004      4.53         4.25     67,918.14
                                                          2005      4.25         4.64     57,877.70
                                                          2006      4.64         4.79     57,103.73
                                                          2007      4.79         6.19     41,569.23
                                                          2008      6.19         3.37     50,226.41
                                                          2009      3.37         5.27     11,656.13
                                                          2010      5.27         6.61      2,362.24

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.84        11.76          0.00
                                                          2002     11.76         9.16      8,241.82
                                                          2003      9.16        13.12     15,600.66
                                                          2004     13.12        15.11     22,910.79
                                                          2005     15.11        15.48     21,394.44
                                                          2006     15.48        17.87     18,862.85
                                                          2007     17.87        17.23     12,195.22
                                                          2008     17.23        11.22     19,433.09
                                                          2009     11.22        13.85      4,756.87
                                                          2010     13.85        17.20      2,148.34

T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/......................................... 2001     11.48        11.32          0.00
                                                          2002     11.32         8.51        661.16
                                                          2003      8.51        10.90      9,314.88
                                                          2004     10.90        11.74     13,503.43
                                                          2005     11.74        12.25     12,718.47
                                                          2006     12.25        13.58     11,811.70
                                                          2007     13.58        14.55     18,313.28
                                                          2008     14.55         8.28     11,748.20
                                                          2009      8.28        11.63      6,277.86
                                                          2010     11.63        13.33      1,172.84

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $ 8.62       $ 8.21          0.00
                                                       2002      8.21         4.50     23,974.10
                                                       2003      4.50         6.04     28,660.07
                                                       2004      6.04         7.00     48,665.58
                                                       2005      7.00         7.86     47,518.75
                                                       2006      7.86         8.20     40,664.46
                                                       2007      8.20         9.46     38,053.18
                                                       2008      9.46         5.60     40,528.39
                                                       2009      5.60         7.99     13,840.67
                                                       2010      7.99        10.03      1,837.59

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     11.98        11.76          0.00
                                                       2002     11.76         8.44      3,071.10
                                                       2003      8.44        11.65      7,849.46
                                                       2004     11.65        12.68      9,355.46
                                                       2005     12.68        13.78      7,628.18
                                                       2006     13.78        14.01      8,804.37
                                                       2007     14.01        15.07      6,016.29
                                                       2008     15.07         9.42      5,523.44
                                                       2009      9.42        12.82      3,941.01
                                                       2010     12.82        16.94        279.71

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     15.01        15.27          0.00
                                                       2002     15.27        16.38     12,628.58
                                                       2003     16.38        18.07     44,182.76
                                                       2004     18.07        18.86     35,112.90
                                                       2005     18.86        19.00     38,553.13
                                                       2006     19.00        19.53     34,205.69
                                                       2007     19.53        19.90     25,852.64
                                                       2008     19.90        16.56     14,902.48
                                                       2009     16.56        21.44      9,701.51
                                                       2010     21.44        23.68      1,882.30

Western Asset Management U.S Government Investment
  Division (Class E)/(c)/............................. 2001     13.95        14.20          0.00
                                                       2002     14.20        14.99     91,770.36
                                                       2003     14.99        14.93     52,239.43
                                                       2004     14.93        15.05     31,829.09
                                                       2005     15.05        14.99     32,306.49
                                                       2006     14.99        15.29     28,795.81
                                                       2007     15.29        15.61     26,641.38
                                                       2008     15.61        15.24     19,997.20
                                                       2009     15.24        15.57      5,948.11
                                                       2010     15.57        16.14         63.71

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.00 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 13.85      $ 14.47      9,595.57
                                                           2007     14.47        14.63        927.95
                                                           2008     14.63        12.98          0.00
                                                           2009     12.98        14.30          0.00
                                                           2010     14.30        14.90          2.15

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.53        13.18          0.00
                                                           2002     13.18        10.44      1,924.46
                                                           2003     10.44        15.69      2,413.26
                                                           2004     15.69        18.56      4,253.14
                                                           2005     18.56        22.77      3,720.80
                                                           2006     22.77        27.65      3,462.82
                                                           2007     27.65        32.86      4,490.02
                                                           2008     32.86        14.94      3,722.91
                                                           2009     14.94        23.59      3,401.46
                                                           2010     23.59        28.27      2,989.97

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    111.07       100.35          0.00
                                                           2002    100.35        74.19        775.60
                                                           2003     74.19        99.35      1,311.12
                                                           2004     99.35       109.38      1,952.69
                                                           2005    109.38       124.40      1,814.05
                                                           2006    124.40       134.20      1,100.43
                                                           2007    134.20       147.55        915.88
                                                           2008    147.55        80.90        903.53
                                                           2009     80.90       110.39        530.85
                                                           2010    110.39       128.22        502.06

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     77.93        74.64          0.00
                                                           2002     74.64        59.65         56.63
                                                           2003     59.65        77.32        453.38
                                                           2004     77.32        83.52      1,755.10
                                                           2005     83.52        86.51      2,396.81
                                                           2006     86.51        97.55      2,471.57
                                                           2007     97.55       100.28      1,805.14
                                                           2008    100.28        60.99      1,943.98
                                                           2009     60.99        78.35      1,779.02
                                                           2010     78.35        85.44      1,843.67

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.52       $10.75          0.00
                                                           2002     10.75         8.68      5,786.60
                                                           2003      8.68        10.88      6,601.98
                                                           2004     10.88        12.58      6,573.98
                                                           2005     12.58        14.53      7,616.03
                                                           2006     14.53        16.56      2,330.33
                                                           2007     16.56        17.89      2,107.18
                                                           2008     17.89         9.78      1,366.13
                                                           2009      9.78        11.69      2,639.06
                                                           2010     11.69        12.27      2,574.87

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     11.00        11.19          0.00
                                                           2002     11.19        12.07      5,472.32
                                                           2003     12.07        12.24     16,394.16
                                                           2004     12.24        12.47     41,555.07
                                                           2005     12.47        12.47     54,822.25
                                                           2006     12.47        12.70     31,065.87
                                                           2007     12.70        13.28     22,432.43
                                                           2008     13.28        13.77     16,236.61
                                                           2009     13.77        14.19     16,988.38
                                                           2010     14.19        14.72     15,980.27

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     34.32        32.29          0.00
                                                           2002     32.29        22.53          0.00
                                                           2003     22.53        31.06        454.93
                                                           2004     31.06        34.33        609.77
                                                           2005     34.33        37.20        168.68
                                                           2006     37.20        38.85        280.97
                                                           2007     38.85        45.84         66.66
                                                           2008     45.84        24.36        500.21
                                                           2009     24.36        35.62         13.92
                                                           2010     35.62        40.22          0.85

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     38.06        40.00        845.31
                                                           2003     40.00        41.44      2,036.78
                                                           2004     41.44        42.35      2,439.73
                                                           2005     42.35        42.45      2,435.95
                                                           2006     42.45        43.39      2,336.62
                                                           2007     43.39        45.13      1,678.87
                                                           2008     45.13        42.65      1,431.65
                                                           2009     42.65        45.70        404.83
                                                           2010     45.70        48.46        406.50

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     36.81        37.73          0.00
                                                           2002     37.73        38.10          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $33.93       $32.99          0.00
                                                           2002     32.99        27.83        110.91
                                                           2003     27.83        32.85      2,511.68
                                                           2004     32.85        34.87      3,197.98
                                                           2005     34.87        35.19      3,169.34
                                                           2006     35.19        38.05      2,843.78
                                                           2007     38.05        39.43      2,156.45
                                                           2008     39.43        29.03      2,036.42
                                                           2009     29.03        33.33      1,964.57
                                                           2010     33.33        35.76      1,887.34

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     69.29        69.66        261.41
                                                           2008     69.66        42.84        432.02
                                                           2009     42.84        50.10        263.60
                                                           2010     50.10        55.33        258.33

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     63.28        58.91          0.00
                                                           2002     58.91        42.61        172.39
                                                           2003     42.61        54.32        439.64
                                                           2004     54.32        58.94        440.30
                                                           2005     58.94        59.77        438.56
                                                           2006     59.77        66.74        262.09
                                                           2007     66.74        69.88          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.89          0.00
                                                           2003      7.89        10.47          0.00
                                                           2004     10.47        11.63      3,355.84
                                                           2005     11.63        12.05      3,253.52
                                                           2006     12.05        14.08     10,312.76
                                                           2007     14.08        14.25      7,698.10
                                                           2008     14.25         9.07      7,520.97
                                                           2009      9.07         9.89      9,280.04
                                                           2010      9.89        10.56      9,979.30

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     20.09        19.90          0.00
                                                           2004     19.90        19.67          0.00
                                                           2005     19.67        19.81          0.00
                                                           2006     19.81        20.32          0.00
                                                           2007     20.32        20.90      2,104.88
                                                           2008     20.90        21.03          0.00
                                                           2009     21.03        20.68          0.00
                                                           2010     20.68        20.27          3.15

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $26.10       $25.33          0.00
                                                        2002     25.33        20.72      2,606.09
                                                        2003     20.72        26.55      2,989.29
                                                        2004     26.55        29.18      3,062.57
                                                        2005     29.18        31.51      3,023.48
                                                        2006     31.51        35.34         83.25
                                                        2007     35.34        36.17          0.00
                                                        2008     36.17        21.46        519.73
                                                        2009     21.46        27.73        518.85
                                                        2010     27.73        30.39        151.89

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     21.54        17.65          0.00
                                                        2003     17.65        21.93          0.00
                                                        2004     21.93        24.42          0.00
                                                        2005     24.42        26.45          0.00
                                                        2006     26.45        28.98        489.13
                                                        2007     28.98        29.55          0.00
                                                        2008     29.55        17.66          0.00
                                                        2009     17.66        21.06          0.00
                                                        2010     21.06        23.61          0.00

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.56         8.77          0.00
                                                        2003      8.77        11.62          0.00
                                                        2004     11.62        13.74      2,210.94
                                                        2005     13.74        15.39      1,658.00
                                                        2006     15.39        19.47      5,010.11
                                                        2007     19.47        18.89      3,906.17
                                                        2008     18.89        10.95      2,890.02
                                                        2009     10.95        16.67      3,302.63
                                                        2010     16.67        19.04      2,965.21

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.19         8.43          0.00
                                                        2003      8.43        11.48        413.02
                                                        2004     11.48        11.99        412.75
                                                        2005     11.99        12.75        412.27
                                                        2006     12.75        14.28      1,899.08
                                                        2007     14.28        15.57        412.97
                                                        2008     15.57         9.35        412.27
                                                        2009      9.35        12.28          0.00
                                                        2010     12.28        15.20          1.97

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      3.95         4.73          0.00
                                                        2006      4.73         4.76      1,264.20
                                                        2007      4.76         5.20        657.80
                                                        2008      5.20         3.23        655.29
                                                        2009      3.23         4.43          0.00
                                                        2010      4.43         4.84          8.74

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.35       $ 4.87          0.00
                                                               2002      4.87         3.39          0.00
                                                               2003      3.39         4.18          0.00
                                                               2004      4.18         4.28          0.53
                                                               2005      4.28         3.91          0.00

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.35         9.60          0.00
                                                               2003      9.60        11.89          0.00
                                                               2004     11.89        13.34        267.45
                                                               2005     13.34        14.16        266.14
                                                               2006     14.16        15.92      1,587.63
                                                               2007     15.92        15.19        323.41
                                                               2008     15.19         9.20          0.00
                                                               2009      9.20        12.34          0.00
                                                               2010     12.34        14.89          3.57

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.49         6.67        320.69
                                                               2004      6.67         7.10        284.39
                                                               2005      7.10         7.91        250.21
                                                               2006      7.91         7.63      2,061.90
                                                               2007      7.63         7.65        189.47
                                                               2008      7.65         4.57          0.00
                                                               2009      4.57         5.97          0.00
                                                               2010      5.97         7.25          0.47

Legg Mason Partners Aggressive Growth Investment Division
  (Class E)/(e)/
  (formerly Janus Aggressive Growth).......................... 2001      8.85         7.71          0.00
                                                               2002      7.71         5.24          0.00
                                                               2003      5.24         5.49          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.04         9.66        302.93
                                                               2007      9.66         8.91          0.00
                                                               2008      8.91         3.97          0.00
                                                               2009      3.97         5.36          0.00
                                                               2010      5.36         5.65          0.00

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.60         8.16          0.00
                                                               2002      8.16         6.38          0.00
                                                               2003      6.38         7.60          0.00
                                                               2004      7.60         8.28          0.00
                                                               2005      8.28         8.70          0.00
                                                               2006      8.70         9.08          0.00

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $21.97       $21.45          0.00
                                                               2002     21.45        16.48          0.00
                                                               2003     16.48        22.01        214.38
                                                               2004     22.01        25.07        214.24
                                                               2005     25.07        26.24        214.00
                                                               2006     26.24        29.97        214.00
                                                               2007     29.97        32.82      1,532.45
                                                               2008     32.82        20.59      1,167.90
                                                               2009     20.59        26.24        998.24
                                                               2010     26.24        32.76        915.26

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.16         8.76          0.00
                                                               2002      8.76         6.19          0.00
                                                               2003      6.19         8.78      1,775.24
                                                               2004      8.78         9.57      2,836.43
                                                               2005      9.57         9.81        222.62
                                                               2006      9.81        10.56        719.67
                                                               2007     10.56        10.81        239.96
                                                               2008     10.81         6.22        307.80
                                                               2009      6.22         7.92          0.00
                                                               2010      7.92        10.20          1.21

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.47        10.11          0.00
                                                               2003     10.11        11.83      1,134.38
                                                               2004     11.83        12.55      1,509.40
                                                               2005     12.55        12.50      1,755.64
                                                               2006     12.50        13.38      1,440.03
                                                               2007     13.38        14.00      7,115.18
                                                               2008     14.00        11.18      5,195.01
                                                               2009     11.18        15.00      4,832.39
                                                               2010     15.00        16.62      4,709.99

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.48        10.20          0.00
                                                               2002     10.20        10.47          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     24.17        24.94          0.00
                                                               2002     24.94        22.25      2,762.36
                                                               2003     22.25        28.89      4,464.34
                                                               2004     28.89        31.08      5,088.39
                                                               2005     31.08        33.46      4,099.48
                                                               2006     33.46        36.83      1,448.01
                                                               2007     36.83        33.57        861.56
                                                               2008     33.57        17.74        620.14
                                                               2009     17.74        24.58        602.97
                                                               2010     24.58        27.68        589.28

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.36       $10.23          0.00
                                                        2002     10.23         8.52        992.19
                                                        2003      8.52        11.25      3,230.22
                                                        2004     11.25        12.78      6,267.43
                                                        2005     12.78        14.05      6,188.02
                                                        2006     14.05        15.13      3,740.18
                                                        2007     15.13        15.97      5,868.56
                                                        2008     15.97         9.96      7,153.62
                                                        2009      9.96        13.37      6,518.84
                                                        2010     13.37        16.53      5,656.59

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     35.62        33.55          0.00
                                                        2002     33.55        25.51      1,060.52
                                                        2003     25.51        32.01      2,923.26
                                                        2004     32.01        34.63     13,535.30
                                                        2005     34.63        35.47     16,936.73
                                                        2006     35.47        40.08      6,983.96
                                                        2007     40.08        41.27      6,777.79
                                                        2008     41.27        25.41      8,534.13
                                                        2009     25.41        31.40      5,553.16
                                                        2010     31.40        35.27      4,775.23

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.99         8.33          0.00
                                                        2002      8.33         7.21          0.00
                                                        2003      7.21         9.34          0.00
                                                        2004      9.34        10.95          0.00
                                                        2005     10.95        12.51      1,850.40
                                                        2006     12.51        15.55      2,305.10
                                                        2007     15.55        17.28      1,960.95
                                                        2008     17.28         9.76      1,170.14
                                                        2009      9.76        12.61      1,360.93
                                                        2010     12.61        13.79      1,506.48

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     33.19        35.95          0.00
                                                        2005     35.95        36.24      1,335.09
                                                        2006     36.24        39.77      1,335.09
                                                        2007     39.77        40.58      1,165.26
                                                        2008     40.58        30.88      1,164.61
                                                        2009     30.88        35.81        331.63
                                                        2010     35.81        38.55      1,954.75

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.46        11.27          0.00
                                                        2002     11.27         9.47      2,408.09
                                                        2003      9.47        11.63      4,948.30
                                                        2004     11.63        12.69      6,244.20
                                                        2005     12.69        12.25      8,161.31
                                                        2006     12.25        14.16      6,599.62
                                                        2007     14.16        13.33      4,612.17
                                                        2008     13.33         8.67      3,059.27
                                                        2009      8.67        10.26      2,212.96
                                                        2010     10.26        11.19      2,148.66

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.23       $ 8.45          0.00
                                                           2002      8.45         6.90          0.00
                                                           2003      6.90         9.29      4,323.55
                                                           2004      9.29        10.87      8,964.83
                                                           2005     10.87        12.05     12,782.49
                                                           2006     12.05        14.84      6,111.42
                                                           2007     14.84        16.08      8,973.59
                                                           2008     16.08         9.11      9,647.98
                                                           2009      9.11        11.48      6,998.58
                                                           2010     11.48        12.15      6,927.68

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     12.15        14.06        601.59

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.73        15.22          0.00
                                                           2002     15.22        10.57      6,002.79
                                                           2003     10.57        13.94      6,760.48
                                                           2004     13.94        15.99      6,680.92
                                                           2005     15.99        16.73      6,442.97
                                                           2006     16.73        18.31      1,543.32
                                                           2007     18.31        19.42        963.28
                                                           2008     19.42         8.49      1,040.72
                                                           2009      8.49        11.13        601.34
                                                           2010     11.13        12.02          0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.12        13.85          0.00
                                                           2002     13.85        10.66      6,524.30
                                                           2003     10.66        15.66      9,114.63
                                                           2004     15.66        17.68     10,966.08
                                                           2005     17.68        18.02      9,004.66
                                                           2006     18.02        20.60      4,338.64
                                                           2007     20.60        19.47      3,992.12
                                                           2008     19.47        11.73      3,499.68
                                                           2009     11.73        12.99      2,536.37
                                                           2010     12.99        15.46      2,433.04

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.12        14.78          0.00
                                                           2002     14.78        13.08        177.81
                                                           2003     13.08        17.49      1,230.14
                                                           2004     17.49        21.05      1,765.76
                                                           2005     21.05        23.12      3,214.66
                                                           2006     23.12        25.22      3,831.25
                                                           2007     25.22        25.53      2,015.24
                                                           2008     25.53        13.16      1,886.20
                                                           2009     13.16        19.07        598.62
                                                           2010     19.07        23.58        765.68

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.59       $11.85          0.00
                                                          2002     11.85         9.74          0.00
                                                          2003      9.74        12.44        547.20
                                                          2004     12.44        14.17        479.01
                                                          2005     14.17        16.13      1,697.51
                                                          2006     16.13        18.42      3,598.41
                                                          2007     18.42        19.19      1,566.24
                                                          2008     19.19        11.19        841.34
                                                          2009     11.19        15.37        299.47
                                                          2010     15.37        17.48        216.13

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.22        10.38          0.00
                                                          2002     10.38        11.13      3,936.79
                                                          2003     11.13        11.40     11,880.53
                                                          2004     11.40        11.74     13,066.53
                                                          2005     11.74        11.77     13,723.33
                                                          2006     11.77        12.08     14,073.96
                                                          2007     12.08        12.74      7,295.03
                                                          2008     12.74        12.55      5,954.61
                                                          2009     12.55        14.54      7,303.67
                                                          2010     14.54        15.43      6,978.42

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.03         6.06          0.00
                                                          2002      6.06         2.93          0.00
                                                          2003      2.93         4.53      4,806.36
                                                          2004      4.53         4.24          0.00
                                                          2005      4.24         4.63          0.00
                                                          2006      4.63         4.78        967.60
                                                          2007      4.78         6.17     11,927.67
                                                          2008      6.17         3.36     12,980.75
                                                          2009      3.36         5.24     16,596.01
                                                          2010      5.24         6.58     15,705.61

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.83        11.74          0.00
                                                          2002     11.74         9.14      2,798.90
                                                          2003      9.14        13.08      5,896.70
                                                          2004     13.08        15.07      6,033.56
                                                          2005     15.07        15.42      4,282.04
                                                          2006     15.42        17.80      5,025.33
                                                          2007     17.80        17.15      4,341.77
                                                          2008     17.15        11.17      4,427.77
                                                          2009     11.17        13.78      4,869.68
                                                          2010     13.78        17.10      4,827.76

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.46       $11.30          0.00
                                                       2002     11.30         8.49      5,921.78
                                                       2003      8.49        10.87      5,922.19
                                                       2004     10.87        11.70      5,976.83
                                                       2005     11.70        12.21      6,377.58
                                                       2006     12.21        13.52     13,757.83
                                                       2007     13.52        14.48      4,590.51
                                                       2008     14.48         8.24      4,549.59
                                                       2009      8.24        11.56      4,135.53
                                                       2010     11.56        13.25      4,117.06

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.61         8.21          0.00
                                                       2002      8.21         4.50      1,547.88
                                                       2003      4.50         6.03      1,406.52
                                                       2004      6.03         6.98      3,021.87
                                                       2005      6.98         7.84      5,052.18
                                                       2006      7.84         8.18      7,793.61
                                                       2007      8.18         9.43      9,208.14
                                                       2008      9.43         5.58      8,145.60
                                                       2009      5.58         7.96      5,804.03
                                                       2010      7.96         9.98      5,401.41

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     11.95        11.73          0.00
                                                       2002     11.73         8.42      6,141.65
                                                       2003      8.42        11.61      7,404.75
                                                       2004     11.61        12.63      6,865.52
                                                       2005     12.63        13.72      6,132.62
                                                       2006     13.72        13.95          0.02
                                                       2007     13.95        14.99          0.02
                                                       2008     14.99         9.36          0.00
                                                       2009      9.36        12.74          0.00
                                                       2010     12.74        16.82          0.03

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     14.96        15.21          0.00
                                                       2002     15.21        16.31        985.57
                                                       2003     16.31        17.98      2,048.81
                                                       2004     17.98        18.77      2,763.31
                                                       2005     18.77        18.89      2,903.70
                                                       2006     18.89        19.42      2,839.65
                                                       2007     19.42        19.77      1,897.30
                                                       2008     19.77        16.45      1,445.70
                                                       2009     16.45        21.28        875.31
                                                       2010     21.28        23.49        874.05

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $13.91       $14.15          0.00
                                                    2002     14.15        14.93      3,587.44
                                                    2003     14.93        14.86     12,134.34
                                                    2004     14.86        14.97     10,947.76
                                                    2005     14.97        14.91      9,359.71
                                                    2006     14.91        15.19      8,630.77
                                                    2007     15.19        15.51      2,940.96
                                                    2008     15.51        15.13      1,990.72
                                                    2009     15.13        15.45      1,405.56
                                                    2010     15.45        16.01      1,408.84

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.05 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 13.79      $ 14.40      1,759.15
                                                           2007     14.40        14.55      4,011.12
                                                           2008     14.55        12.90        913.11
                                                           2009     12.90        14.21        486.51
                                                           2010     14.21        14.80        519.26

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.50        13.15        438.91
                                                           2002     13.15        10.41        996.94
                                                           2003     10.41        15.64     16,775.79
                                                           2004     15.64        18.50     30,426.34
                                                           2005     18.50        22.68     34,820.47
                                                           2006     22.68        27.53     34,101.06
                                                           2007     27.53        32.70     29,940.68
                                                           2008     32.70        14.86     25,691.36
                                                           2009     14.86        23.46     21,891.63
                                                           2010     23.46        28.09      6,617.37

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    110.11        99.46        314.16
                                                           2002     99.46        73.50        444.84
                                                           2003     73.50        98.36      6,389.17
                                                           2004     98.36       108.24     14,117.57
                                                           2005    108.24       123.04     16,703.64
                                                           2006    123.04       132.67     15,225.06
                                                           2007    132.67       145.79     12,825.58
                                                           2008    145.79        79.90     11,603.20
                                                           2009     79.90       108.96     10,154.15
                                                           2010    108.96       126.51      4,858.70

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     77.25        73.98          0.00
                                                           2002     73.98        59.09        654.55
                                                           2003     59.09        76.55      9,674.26
                                                           2004     76.55        82.65     19,070.43
                                                           2005     82.65        85.57     19,559.27
                                                           2006     85.57        96.44     17,826.15
                                                           2007     96.44        99.09     16,481.01
                                                           2008     99.09        60.24     12,475.20
                                                           2009     60.24        77.34     10,442.52
                                                           2010     77.34        84.30      6,397.61

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.47       $10.69       5,122.10
                                                           2002     10.69         8.63       5,398.06
                                                           2003      8.63        10.81      11,454.97
                                                           2004     10.81        12.50      16,559.61
                                                           2005     12.50        14.42      17,596.42
                                                           2006     14.42        16.43      18,029.81
                                                           2007     16.43        17.74      17,420.66
                                                           2008     17.74         9.69      15,226.83
                                                           2009      9.69        11.58      11,193.09
                                                           2010     11.58        12.15       5,579.74

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     10.99        11.17           0.00
                                                           2002     11.17        12.04       7,972.73
                                                           2003     12.04        12.21      72,902.20
                                                           2004     12.21        12.43     158,947.43
                                                           2005     12.43        12.43     161,502.74
                                                           2006     12.43        12.65     131,133.81
                                                           2007     12.65        13.22     117,402.13
                                                           2008     13.22        13.70      84,972.46
                                                           2009     13.70        14.11      73,906.58
                                                           2010     14.11        14.63      40,983.69

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     34.09        32.07           0.00
                                                           2002     32.07        22.37           0.00
                                                           2003     22.37        30.81         946.24
                                                           2004     30.81        34.05       2,528.84
                                                           2005     34.05        36.88       2,565.80
                                                           2006     36.88        38.49       2,212.90
                                                           2007     38.49        45.39       1,078.40
                                                           2008     45.39        24.11       2,045.11
                                                           2009     24.11        35.24       2,250.44
                                                           2010     35.24        39.77         556.97

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     37.70        39.61         384.90
                                                           2003     39.61        41.01       5,899.26
                                                           2004     41.01        41.90      10,100.19
                                                           2005     41.90        41.97      10,478.11
                                                           2006     41.97        42.88       9,289.85
                                                           2007     42.88        44.58       8,311.80
                                                           2008     44.58        42.11       6,185.73
                                                           2009     42.11        45.09       4,787.53
                                                           2010     45.09        47.79       2,405.75

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     36.48        37.39           0.00
                                                           2002     37.39        37.74           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $33.68       $32.74          0.00
                                                           2002     32.74        27.61      1,832.13
                                                           2003     27.61        32.57      6,200.87
                                                           2004     32.57        34.55     18,503.74
                                                           2005     34.55        34.85     15,215.56
                                                           2006     34.85        37.67     13,432.11
                                                           2007     37.67        39.00      7,882.89
                                                           2008     39.00        28.71      6,626.97
                                                           2009     28.71        32.94      4,070.58
                                                           2010     32.94        35.33        859.71

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     68.47        68.81      3,112.34
                                                           2008     68.81        42.30      3,108.24
                                                           2009     42.30        49.44      1,993.67
                                                           2010     49.44        54.57        291.86

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     62.71        58.37          0.00
                                                           2002     58.37        42.19        449.48
                                                           2003     42.19        53.76      3,140.54
                                                           2004     53.76        58.31      5,096.14
                                                           2005     58.31        59.10      4,091.70
                                                           2006     59.10        65.96      3,495.34
                                                           2007     65.96        69.05          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.88          0.00
                                                           2003      7.88        10.46     10,667.48
                                                           2004     10.46        11.61     21,585.44
                                                           2005     11.61        12.03     13,049.74
                                                           2006     12.03        14.05     17,639.68
                                                           2007     14.05        14.21     15,941.12
                                                           2008     14.21         9.04     13,875.88
                                                           2009      9.04         9.85      8,758.90
                                                           2010      9.85        10.52      2,698.08

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     19.89        19.70          0.00
                                                           2004     19.70        19.46          0.00
                                                           2005     19.46        19.59          0.00
                                                           2006     19.59        20.08          0.00
                                                           2007     20.08        20.64          0.00
                                                           2008     20.64        20.77        421.35
                                                           2009     20.77        20.41          0.00
                                                           2010     20.41        20.00          2.71

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $26.01       $25.24      1,350.89
                                                        2002     25.24        20.63      2,271.32
                                                        2003     20.63        26.43      6,186.28
                                                        2004     26.43        29.04     13,120.19
                                                        2005     29.04        31.33     18,047.50
                                                        2006     31.33        35.12     18,323.79
                                                        2007     35.12        35.93     13,964.61
                                                        2008     35.93        21.31     13,326.93
                                                        2009     21.31        27.52     10,702.80
                                                        2010     27.52        30.15      5,191.58

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     21.44        17.57        214.85
                                                        2003     17.57        21.82      4,523.45
                                                        2004     21.82        24.27      4,576.80
                                                        2005     24.27        26.29      4,339.46
                                                        2006     26.29        28.79      3,677.65
                                                        2007     28.79        29.34      3,268.05
                                                        2008     29.34        17.52      3,234.18
                                                        2009     17.52        20.88      2,541.59
                                                        2010     20.88        23.41         98.78

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.55         8.76          0.00
                                                        2003      8.76        11.60      3,053.84
                                                        2004     11.60        13.72     21,258.69
                                                        2005     13.72        15.36     24,082.47
                                                        2006     15.36        19.42     26,720.08
                                                        2007     19.42        18.83     23,252.85
                                                        2008     18.83        10.91     17,369.31
                                                        2009     10.91        16.60     15,916.57
                                                        2010     16.60        18.95      7,917.89

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.19         8.42         60.77
                                                        2003      8.42        11.47      6,064.52
                                                        2004     11.47        11.97      7,458.88
                                                        2005     11.97        12.73      7,774.97
                                                        2006     12.73        14.25      8,133.40
                                                        2007     14.25        15.52      7,169.44
                                                        2008     15.52         9.32      6,872.83
                                                        2009      9.32        12.23      5,856.87
                                                        2010     12.23        15.13      1,009.24

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      3.94         4.72     16,459.10
                                                        2006      4.72         4.74     15,421.62
                                                        2007      4.74         5.18     14,780.85
                                                        2008      5.18         3.22     14,382.35
                                                        2009      3.22         4.41     13,149.15
                                                        2010      4.41         4.82     14,622.71

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.34       $ 4.86          0.00
                                                               2002      4.86         3.38      1,008.85
                                                               2003      3.38         4.17      2,937.16
                                                               2004      4.17         4.27      4,490.98
                                                               2005      4.27         3.90      5,560.76

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.35         9.60      1,615.14
                                                               2003      9.60        11.88      5,819.75
                                                               2004     11.88        13.32     14,977.19
                                                               2005     13.32        14.13     15,148.88
                                                               2006     14.13        15.88     10,845.45
                                                               2007     15.88        15.15      9,939.87
                                                               2008     15.15         9.16      9,866.77
                                                               2009      9.16        12.29      7,541.52
                                                               2010     12.29        14.82      3,231.22

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.49         6.66      6,543.28
                                                               2004      6.66         7.08     15,505.51
                                                               2005      7.08         7.89     18,967.44
                                                               2006      7.89         7.61     14,001.46
                                                               2007      7.61         7.63      4,348.02
                                                               2008      7.63         4.55      3,775.02
                                                               2009      4.55         5.95      2,576.19
                                                               2010      5.95         7.21        250.01

Legg Mason Partners Aggressive Growth Investment Division
  (Class E)/(e)/
  (formerly Janus Aggressive Growth).......................... 2001      8.85         7.71      1,784.57
                                                               2002      7.71         5.23      3,115.45
                                                               2003      5.23         5.49          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      9.01         9.62      6,914.22
                                                               2007      9.62         8.87      7,400.63
                                                               2008      8.87         3.95      6,477.10
                                                               2009      3.95         5.34      6,597.44
                                                               2010      5.34         5.61      3,143.87

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.59         8.15      1,399.91
                                                               2002      8.15         6.37      1,397.20
                                                               2003      6.37         7.58      3,811.63
                                                               2004      7.58         8.26     12,754.47
                                                               2005      8.26         8.67     11,770.84
                                                               2006      8.67         9.05     11,558.87

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $21.89       $21.37        267.00
                                                               2002     21.37        16.40        266.38
                                                               2003     16.40        21.90      1,344.68
                                                               2004     21.90        24.94      5,344.54
                                                               2005     24.94        26.09      6,094.25
                                                               2006     26.09        29.78      5,528.92
                                                               2007     29.78        32.59      6,356.66
                                                               2008     32.59        20.44      5,773.22
                                                               2009     20.44        26.04      5,418.19
                                                               2010     26.04        32.49      3,407.33

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.16         8.75          0.00
                                                               2002      8.75         6.19          0.00
                                                               2003      6.19         8.77      7,350.39
                                                               2004      8.77         9.56     13,156.44
                                                               2005      9.56         9.78     12,017.98
                                                               2006      9.78        10.53      6,269.96
                                                               2007     10.53        10.78     10,007.88
                                                               2008     10.78         6.19      6,815.10
                                                               2009      6.19         7.88      6,072.69
                                                               2010      7.88        10.15      2,324.49

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.44        10.08          0.00
                                                               2003     10.08        11.79     17,930.18
                                                               2004     11.79        12.51     32,383.49
                                                               2005     12.51        12.45     43,806.60
                                                               2006     12.45        13.32     35,902.95
                                                               2007     13.32        13.92     34,755.54
                                                               2008     13.92        11.11     26,292.07
                                                               2009     11.11        14.90     22,626.81
                                                               2010     14.90        16.50      9,918.51

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.46        10.17          0.00
                                                               2002     10.17        10.44          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     24.07        24.83        815.64
                                                               2002     24.83        22.14      6,617.98
                                                               2003     22.14        28.74     21,287.58
                                                               2004     28.74        30.90     29,265.97
                                                               2005     30.90        33.25     20,727.49
                                                               2006     33.25        36.58     19,109.45
                                                               2007     36.58        33.33     13,357.82
                                                               2008     33.33        17.60     11,095.92
                                                               2009     17.60        24.38      8,164.61
                                                               2010     24.38        27.43      4,015.95

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.35       $10.22          0.00
                                                        2002     10.22         8.51      1,132.56
                                                        2003      8.51        11.23     28,532.57
                                                        2004     11.23        12.75     38,041.21
                                                        2005     12.75        14.01     37,300.09
                                                        2006     14.01        15.08     33,019.99
                                                        2007     15.08        15.91     31,999.31
                                                        2008     15.91         9.92     30,798.99
                                                        2009      9.92        13.31     23,573.20
                                                        2010     13.31        16.44      7,840.20

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     35.42        33.35          0.00
                                                        2002     33.35        25.35      2,709.72
                                                        2003     25.35        31.79     30,217.02
                                                        2004     31.79        34.38     73,448.51
                                                        2005     34.38        35.19     69,827.10
                                                        2006     35.19        39.75     61,988.76
                                                        2007     39.75        40.91     54,276.91
                                                        2008     40.91        25.18     63,649.23
                                                        2009     25.18        31.09     52,880.33
                                                        2010     31.09        34.91     19,512.41

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.99         8.32          0.00
                                                        2002      8.32         7.20         43.87
                                                        2003      7.20         9.32      1,979.38
                                                        2004      9.32        10.93     12,025.30
                                                        2005     10.93        12.48     12,077.86
                                                        2006     12.48        15.50     19,641.53
                                                        2007     15.50        17.22     16,991.12
                                                        2008     17.22         9.73     17,505.54
                                                        2009      9.73        12.55     14,030.82
                                                        2010     12.55        13.72      6,923.71

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     32.91        35.63      7,136.84
                                                        2005     35.63        35.91     15,395.59
                                                        2006     35.91        39.38     23,460.92
                                                        2007     39.38        40.16     18,778.62
                                                        2008     40.16        30.55     17,414.76
                                                        2009     30.55        35.41     13,646.39
                                                        2010     35.41        38.09     13,104.32

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.45        11.25      5,441.82
                                                        2002     11.25         9.45     14,458.29
                                                        2003      9.45        11.60     43,426.10
                                                        2004     11.60        12.65     72,171.82
                                                        2005     12.65        12.20     62,274.15
                                                        2006     12.20        14.10     54,832.27
                                                        2007     14.10        13.27     40,729.74
                                                        2008     13.27         8.63     39,162.11
                                                        2009      8.63        10.20     26,997.85
                                                        2010     10.20        11.12     15,443.13

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.22       $ 8.43      4,209.55
                                                           2002      8.43         6.88      4,025.57
                                                           2003      6.88         9.26     41,518.50
                                                           2004      9.26        10.84     61,137.96
                                                           2005     10.84        12.01     63,202.99
                                                           2006     12.01        14.78     56,268.52
                                                           2007     14.78        16.01     39,187.24
                                                           2008     16.01         9.07     47,299.31
                                                           2009      9.07        11.42     40,578.52
                                                           2010     11.42        12.08     16,189.89

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     12.07        13.96        297.69

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.69        15.19      1,346.02
                                                           2002     15.19        10.54      1,347.50
                                                           2003     10.54        13.89      6,960.03
                                                           2004     13.89        15.92     19,548.68
                                                           2005     15.92        16.65     15,728.68
                                                           2006     16.65        18.22     11,089.02
                                                           2007     18.22        19.31      8,936.39
                                                           2008     19.31         8.44      9,390.19
                                                           2009      8.44        11.06      7,474.71
                                                           2010     11.06        11.94          0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.12        13.84      3,204.38
                                                           2002     13.84        10.64     18,251.78
                                                           2003     10.64        15.64     43,034.38
                                                           2004     15.64        17.64     71,032.85
                                                           2005     17.64        17.97     50,710.59
                                                           2006     17.97        20.54     43,703.23
                                                           2007     20.54        19.40     36,659.90
                                                           2008     19.40        11.68     30,468.17
                                                           2009     11.68        12.93     23,964.81
                                                           2010     12.93        15.38     12,791.87

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.10        14.76      2,173.70
                                                           2002     14.76        13.05      2,926.65
                                                           2003     13.05        17.44     13,645.77
                                                           2004     17.44        20.98     31,330.35
                                                           2005     20.98        23.04     41,729.59
                                                           2006     23.04        25.12     34,244.57
                                                           2007     25.12        25.41     30,551.39
                                                           2008     25.41        13.09     26,392.39
                                                           2009     13.09        18.97     20,598.32
                                                           2010     18.97        23.44     10,061.51

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.57       $11.82          0.00
                                                          2002     11.82         9.71      1,677.78
                                                          2003      9.71        12.40      6,218.44
                                                          2004     12.40        14.11      7,270.26
                                                          2005     14.11        16.05      8,032.88
                                                          2006     16.05        18.33     11,839.54
                                                          2007     18.33        19.09     12,911.41
                                                          2008     19.09        11.12      8,464.42
                                                          2009     11.12        15.27      7,597.93
                                                          2010     15.27        17.36      1,964.86

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.22        10.38      3,329.02
                                                          2002     10.38        11.12     10,259.12
                                                          2003     11.12        11.38     42,041.49
                                                          2004     11.38        11.71     69,468.80
                                                          2005     11.71        11.74     69,472.37
                                                          2006     11.74        12.04     53,389.96
                                                          2007     12.04        12.70     46,714.62
                                                          2008     12.70        12.50     47,521.91
                                                          2009     12.50        14.48     41,748.11
                                                          2010     14.48        15.35     17,163.22

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.03         6.05          0.00
                                                          2002      6.05         2.93        567.47
                                                          2003      2.93         4.52     16,470.19
                                                          2004      4.52         4.24     25,235.36
                                                          2005      4.24         4.62     23,055.61
                                                          2006      4.62         4.76     23,879.75
                                                          2007      4.76         6.15     27,660.66
                                                          2008      6.15         3.34     20,768.29
                                                          2009      3.34         5.22     25,904.51
                                                          2010      5.22         6.54      2,084.77

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.81        11.72          0.00
                                                          2002     11.72         9.12        281.75
                                                          2003      9.12        13.05     18,134.60
                                                          2004     13.05        15.02     22,943.99
                                                          2005     15.02        15.37     24,348.97
                                                          2006     15.37        17.73     20,302.64
                                                          2007     17.73        17.08     18,505.25
                                                          2008     17.08        11.11     16,846.57
                                                          2009     11.11        13.70     14,197.37
                                                          2010     13.70        17.00      2,869.68

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.45       $11.28      1,014.49
                                                       2002     11.28         8.48      1,725.19
                                                       2003      8.48        10.85      9,688.32
                                                       2004     10.85        11.67     32,111.08
                                                       2005     11.67        12.17     35,475.58
                                                       2006     12.17        13.47     28,560.03
                                                       2007     13.47        14.41     22,443.34
                                                       2008     14.41         8.19     24,477.95
                                                       2009      8.19        11.50     21,138.09
                                                       2010     11.50        13.17     13,585.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.61         8.21          0.00
                                                       2002      8.21         4.50        136.38
                                                       2003      4.50         6.03      9,236.60
                                                       2004      6.03         6.97     26,237.17
                                                       2005      6.97         7.82     29,419.65
                                                       2006      7.82         8.15     26,524.56
                                                       2007      8.15         9.40     32,626.69
                                                       2008      9.40         5.56     20,964.65
                                                       2009      5.56         7.92     16,574.88
                                                       2010      7.92         9.93      5,136.15

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     11.92        11.70          0.00
                                                       2002     11.70         8.39        318.34
                                                       2003      8.39        11.57     10,808.52
                                                       2004     11.57        12.58     16,662.14
                                                       2005     12.58        13.66     24,267.01
                                                       2006     13.66        13.88     17,450.92
                                                       2007     13.88        14.91     11,153.55
                                                       2008     14.91         9.31     11,310.17
                                                       2009      9.31        12.66     10,036.35
                                                       2010     12.66        16.71      3,892.18

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     14.91        15.16      1,812.62
                                                       2002     15.16        16.24      2,977.42
                                                       2003     16.24        17.90     11,180.64
                                                       2004     17.90        18.67     27,480.68
                                                       2005     18.67        18.78     41,144.40
                                                       2006     18.78        19.30     30,220.02
                                                       2007     19.30        19.64     23,530.39
                                                       2008     19.64        16.33     14,046.58
                                                       2009     16.33        21.12     10,882.11
                                                       2010     21.12        23.30      3,318.58

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $13.86       $14.10          0.00
                                                    2002     14.10        14.86      5,646.59
                                                    2003     14.86        14.79     26,001.20
                                                    2004     14.79        14.89     35,202.78
                                                    2005     14.89        14.82     34,141.09
                                                    2006     14.82        15.10     18,053.27
                                                    2007     15.10        15.40     24,949.51
                                                    2008     15.40        15.03     12,198.41
                                                    2009     15.03        15.34      7,329.65
                                                    2010     15.34        15.88      3,422.44

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.10 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 13.73      $ 14.33          0.00
                                                           2007     14.33        14.47          0.00
                                                           2008     14.47        12.83          0.00
                                                           2009     12.83        14.12          0.00
                                                           2010     14.12        14.70          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.48        13.13          0.00
                                                           2002     13.13        10.39          0.00
                                                           2003     10.39        15.60          0.00
                                                           2004     15.60        18.44      3,983.48
                                                           2005     18.44        22.60      1,531.76
                                                           2006     22.60        27.41        580.64
                                                           2007     27.41        32.54      2,094.91
                                                           2008     32.54        14.78        449.44
                                                           2009     14.78        23.32        371.54
                                                           2010     23.32        27.91        331.55

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    109.20        98.62          0.00
                                                           2002     98.62        72.84          0.00
                                                           2003     72.84        97.44          0.00
                                                           2004     97.44       107.17        716.00
                                                           2005    107.17       121.76        366.58
                                                           2006    121.76       131.22        383.54
                                                           2007    131.22       144.13        181.86
                                                           2008    144.13        78.95         53.98
                                                           2009     78.95       107.61         52.06
                                                           2010    107.61       124.88         51.32

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     76.61        73.35          0.00
                                                           2002     73.35        58.56          0.00
                                                           2003     58.56        75.83          0.00
                                                           2004     75.83        81.83      2,731.57
                                                           2005     81.83        84.68      2,592.29
                                                           2006     84.68        95.39      2,650.19
                                                           2007     95.39        97.96      2,551.11
                                                           2008     97.96        59.52      2,823.48
                                                           2009     59.52        76.38      2,818.47
                                                           2010     76.38        83.21      2,798.11

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.41      $ 10.63          0.00
                                                           2002     10.63         8.57          0.00
                                                           2003      8.57        10.74          3.09
                                                           2004     10.74        12.41      2,251.97
                                                           2005     12.41        14.32          0.00
                                                           2006     14.32        16.30          0.00
                                                           2007     16.30        17.59        392.71
                                                           2008     17.59         9.61      2,297.01
                                                           2009      9.61        11.48        391.13
                                                           2010     11.48        12.03        394.22

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     10.97        11.15          0.00
                                                           2002     11.15        12.02          0.00
                                                           2003     12.02        12.18      4,456.90
                                                           2004     12.18        12.40     17,769.39
                                                           2005     12.40        12.38     12,342.43
                                                           2006     12.38        12.60     10,119.40
                                                           2007     12.60        13.16      7,172.78
                                                           2008     13.16        13.63      5,298.27
                                                           2009     13.63        14.03      5,693.30
                                                           2010     14.03        14.54      5,943.04

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     33.87        31.85          0.00
                                                           2002     31.85        22.21          0.00
                                                           2003     22.21        30.57          0.00
                                                           2004     30.57        33.76          0.00
                                                           2005     33.76        36.55          0.00
                                                           2006     36.55        38.13          0.00
                                                           2007     38.13        44.95          0.00
                                                           2008     44.95        23.86          0.00
                                                           2009     23.86        34.86          0.00
                                                           2010     34.86        39.32          0.00

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     37.35        39.22          0.00
                                                           2003     39.22        40.59          0.00
                                                           2004     40.59        41.45      4,339.89
                                                           2005     41.45        41.50      3,421.54
                                                           2006     41.50        42.38      3,421.55
                                                           2007     42.38        44.03      3,422.82
                                                           2008     44.03        41.58      3,760.89
                                                           2009     41.58        44.50      3,760.89
                                                           2010     44.50        47.14      3,762.48

BlackRock Bond Income Investment Division (Class E)/(a)
  /(formerly SSR Income Class E).......................... 2001     36.15        37.04          0.00
                                                           2002     37.04       317.68          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $33.42       $32.49          0.00
                                                           2002     32.49        27.38          0.00
                                                           2003     27.38        32.28      1,614.10
                                                           2004     32.28        34.23         22.49
                                                           2005     34.23        34.51          0.00
                                                           2006     34.51        37.28          0.00
                                                           2007     37.28        38.59          0.00
                                                           2008     38.59        28.38          0.00
                                                           2009     28.38        32.56          0.00
                                                           2010     32.56        34.90          0.00

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     67.66        67.97        153.18
                                                           2008     67.97        41.76        152.77
                                                           2009     41.76        48.78        152.59
                                                           2010     48.78        53.82        152.65

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     62.14        57.83          0.00
                                                           2002     57.83        41.78          0.00
                                                           2003     41.78        53.21          0.00
                                                           2004     53.21        57.68          0.00
                                                           2005     57.68        58.43          0.00
                                                           2006     58.43        65.19          0.00
                                                           2007     65.19        68.23          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.88          0.00
                                                           2003      7.88        10.45          0.00
                                                           2004     10.45        11.60          0.00
                                                           2005     11.60        12.01          0.00
                                                           2006     12.01        14.02      2,304.95
                                                           2007     14.02        14.17          0.00
                                                           2008     14.17         9.01          0.00
                                                           2009      9.01         9.81          0.00
                                                           2010      9.81        10.47          0.00

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     19.70        19.50     10,309.05
                                                           2004     19.50        19.25      6,499.08
                                                           2005     19.25        19.37          0.00
                                                           2006     19.37        19.85          0.00
                                                           2007     19.85        20.39          0.00
                                                           2008     20.39        20.51          0.00
                                                           2009     20.51        20.14          0.00
                                                           2010     20.14        19.72          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $25.92       $25.15          0.00
                                                        2002     25.15        20.55          0.00
                                                        2003     20.55        26.31          0.00
                                                        2004     26.31        28.89        838.36
                                                        2005     28.89        31.16        242.71
                                                        2006     31.16        34.91        847.27
                                                        2007     34.91        35.69         96.69
                                                        2008     35.69        21.16         96.43
                                                        2009     21.16        27.31         96.30
                                                        2010     27.31        29.91         98.34

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     21.34        17.49          0.00
                                                        2003     17.49        21.70          0.00
                                                        2004     21.70        24.13          0.00
                                                        2005     24.13        26.12          0.00
                                                        2006     26.12        28.59          0.00
                                                        2007     28.59        29.13          0.00
                                                        2008     29.13        17.38          0.00
                                                        2009     17.38        20.71          0.00
                                                        2010     20.71        23.20          0.00

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.55         8.76          0.00
                                                        2003      8.76        11.59          5.64
                                                        2004     11.59        13.70      1,324.92
                                                        2005     13.70        15.33      1,413.33
                                                        2006     15.33        19.37      1,460.31
                                                        2007     19.37        18.77          0.00
                                                        2008     18.77        10.87          0.00
                                                        2009     10.87        16.53          0.00
                                                        2010     16.53        18.86          0.00

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.18         8.41          0.00
                                                        2003      8.41        11.46          0.00
                                                        2004     11.46        11.96          0.00
                                                        2005     11.96        12.70          0.00
                                                        2006     12.70        14.21          0.00
                                                        2007     14.21        15.47          0.00
                                                        2008     15.47         9.28          0.00
                                                        2009      9.28        12.18          0.00
                                                        2010     12.18        15.06          0.00

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      3.93         4.70          0.00
                                                        2006      4.70         4.72          0.00
                                                        2007      4.72         5.16          0.00
                                                        2008      5.16         3.20          0.00
                                                        2009      3.20         4.39      4,822.35
                                                        2010      4.39         4.79      7,584.88

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.34       $ 4.86          0.00
                                                               2002      4.86         3.38          0.00
                                                               2003      3.38         4.16          0.00
                                                               2004      4.16         4.26          0.00
                                                               2005      4.26         3.89          0.00

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.35         9.59          0.00
                                                               2003      9.59        11.87          0.00
                                                               2004     11.87        13.30      1,453.21
                                                               2005     13.30        14.10      1,413.09
                                                               2006     14.10        15.84      1,338.61
                                                               2007     15.84        15.10      1,351.21
                                                               2008     15.10         9.13      1,760.51
                                                               2009      9.13        12.24      1,669.80
                                                               2010     12.24        14.75      1,491.98

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.48         6.65          0.00
                                                               2004      6.65         7.07      1,156.46
                                                               2005      7.07         7.87          0.00
                                                               2006      7.87         7.59          0.00
                                                               2007      7.59         7.60          0.00
                                                               2008      7.60         4.54          0.00
                                                               2009      4.54         5.92          0.00
                                                               2010      5.92         7.18          0.00

Legg Mason Partners Aggressive Growth Investment Division
  (Class E)/(e)
  /(formerly Janus Aggressive Growth)......................... 2001      8.85         7.71          0.00
                                                               2002      7.71         5.23          0.00
                                                               2003      5.23         5.48          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      8.98         9.58          0.00
                                                               2007      9.58         8.84          0.00
                                                               2008      8.84         3.93          0.00
                                                               2009      3.93         5.31          0.00
                                                               2010      5.31         5.58          0.00

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.58         8.14          0.00
                                                               2002      8.14         6.35          0.00
                                                               2003      6.35         7.56          0.00
                                                               2004      7.56         8.24          0.00
                                                               2005      8.24         8.64          0.00
                                                               2006      8.64         9.01          0.00

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $21.81       $21.29          0.00
                                                               2002     21.29        16.33          0.00
                                                               2003     16.33        21.80          0.00
                                                               2004     21.80        24.80          0.00
                                                               2005     24.80        25.94          0.00
                                                               2006     25.94        29.59         71.22
                                                               2007     29.59        32.37        484.67
                                                               2008     32.37        20.29          0.00
                                                               2009     20.29        25.84          0.00
                                                               2010     25.84        32.22          0.91

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.16         8.75          0.00
                                                               2002      8.75         6.18          0.00
                                                               2003      6.18         8.76          0.00
                                                               2004      8.76         9.54      1,012.21
                                                               2005      9.54         9.76        154.87
                                                               2006      9.76        10.50        160.79
                                                               2007     10.50        10.74        161.35
                                                               2008     10.74         6.17        178.53
                                                               2009      6.17         7.85        184.72
                                                               2010      7.85        10.10        160.09

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.42        10.05          0.00
                                                               2003     10.05        11.75          0.00
                                                               2004     11.75        12.46        232.34
                                                               2005     12.46        12.39        249.05
                                                               2006     12.39        13.25        413.51
                                                               2007     13.25        13.85        634.75
                                                               2008     13.85        11.05        576.84
                                                               2009     11.05        14.81      1,846.69
                                                               2010     14.81        16.39      2,799.58

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.43        10.15          0.00
                                                               2002     10.15        15.12          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     23.97        24.73          0.00
                                                               2002     24.73        22.04          0.00
                                                               2003     22.04        28.58          0.00
                                                               2004     28.58        30.72      4,880.56
                                                               2005     30.72        33.04      2,649.24
                                                               2006     33.04        36.33      2,876.74
                                                               2007     36.33        33.09      2,670.70
                                                               2008     33.09        17.47      2,859.29
                                                               2009     17.47        24.17      2,856.61
                                                               2010     24.17        27.19      2,856.83

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.35       $10.21          0.00
                                                        2002     10.21         8.50          0.00
                                                        2003      8.50        11.21      1,680.08
                                                        2004     11.21        12.72      2,445.94
                                                        2005     12.72        13.97      1,865.35
                                                        2006     13.97        15.03        936.27
                                                        2007     15.03        15.85        912.99
                                                        2008     15.85         9.88        889.13
                                                        2009      9.88        13.25        785.91
                                                        2010     13.25        16.36        691.51

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     35.22        33.16          0.00
                                                        2002     33.16        25.19          0.00
                                                        2003     25.19        31.57      1,806.59
                                                        2004     31.57        34.12      5,179.98
                                                        2005     34.12        34.92      4,884.04
                                                        2006     34.92        39.42      2,727.04
                                                        2007     39.42        40.55      2,578.95
                                                        2008     40.55        24.94      3,143.15
                                                        2009     24.94        30.79      3,069.05
                                                        2010     30.79        34.55      3,118.04

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.99         8.33          0.00
                                                        2002      8.33         7.21          0.00
                                                        2003      7.21         9.33          3.56
                                                        2004      9.33        10.93          0.00
                                                        2005     10.93        12.47          0.00
                                                        2006     12.47        15.48        852.01
                                                        2007     15.48        17.19          0.00
                                                        2008     17.19         9.70      1,330.87
                                                        2009      9.70        12.52          0.00
                                                        2010     12.52        13.67          2.80

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     32.63        35.32         35.99
                                                        2005     35.32        35.57        109.42
                                                        2006     35.57        38.99          0.00
                                                        2007     38.99        39.75          0.00
                                                        2008     39.75        30.22          0.00
                                                        2009     30.22        35.01          0.00
                                                        2010     35.01        37.64          0.00

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.43        11.24          0.00
                                                        2002     11.24         9.43          0.00
                                                        2003      9.43        11.57          0.01
                                                        2004     11.57        12.61      5,382.22
                                                        2005     12.61        12.16      3,600.08
                                                        2006     12.16        14.04        548.12
                                                        2007     14.04        13.21        711.47
                                                        2008     13.21         8.59      3,088.72
                                                        2009      8.59        10.15        550.97
                                                        2010     10.15        11.05        587.12

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.20       $ 8.42          0.00
                                                           2002      8.42         6.87          0.00
                                                           2003      6.87         9.24      3,189.32
                                                           2004      9.24        10.81      9,188.40
                                                           2005     10.81        11.96      8,970.87
                                                           2006     11.96        14.72      6,928.56
                                                           2007     14.72        15.93      6,816.87
                                                           2008     15.93         9.02      7,643.34
                                                           2009      9.02        11.35      7,523.15
                                                           2010     11.35        12.01      7,602.23

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     11.99        13.87      2,619.59

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.65        15.15          0.00
                                                           2002     15.15        10.51          0.00
                                                           2003     10.51        13.85          0.00
                                                           2004     13.85        15.86          0.00
                                                           2005     15.86        16.58          0.00
                                                           2006     16.58        18.13          0.00
                                                           2007     18.13        19.21          0.00
                                                           2008     19.21         8.39        692.22
                                                           2009      8.39        10.99      1,839.07
                                                           2010     10.99        11.86          0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.11        13.83          0.00
                                                           2002     13.83        10.63          0.00
                                                           2003     10.63        15.61          0.00
                                                           2004     15.61        17.60          0.00
                                                           2005     17.60        17.92        800.60
                                                           2006     17.92        20.47        652.42
                                                           2007     20.47        19.32        677.49
                                                           2008     19.32        11.63        673.12
                                                           2009     11.63        12.87        772.94
                                                           2010     12.87        15.30        742.58

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.08        14.73          0.00
                                                           2002     14.73        13.03          0.00
                                                           2003     13.03        17.40          0.00
                                                           2004     17.40        20.92      1,740.56
                                                           2005     20.92        22.96      2,492.09
                                                           2006     22.96        25.02        330.38
                                                           2007     25.02        25.30        109.60
                                                           2008     25.30        13.03          0.00
                                                           2009     13.03        18.86          0.00
                                                           2010     18.86        23.30          1.56

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.54       $11.79          0.00
                                                          2002     11.79         9.68          0.00
                                                          2003      9.68        12.36          0.00
                                                          2004     12.36        14.06          0.00
                                                          2005     14.06        15.98          0.00
                                                          2006     15.98        18.24          0.00
                                                          2007     18.24        18.98          0.00
                                                          2008     18.98        11.06          0.00
                                                          2009     11.06        15.17          0.00
                                                          2010     15.17        17.24          0.00

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.21        10.38          0.00
                                                          2002     10.38        11.11          0.00
                                                          2003     11.11        11.37          0.00
                                                          2004     11.37        11.69     16,904.50
                                                          2005     11.69        11.72     10,819.18
                                                          2006     11.72        12.01      5,889.24
                                                          2007     12.01        12.66     12,817.39
                                                          2008     12.66        12.45      4,200.08
                                                          2009     12.45        14.41      7,586.50
                                                          2010     14.41        15.28      9,708.47

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.02         6.05          0.00
                                                          2002      6.05         2.93          0.00
                                                          2003      2.93         4.51          0.00
                                                          2004      4.51         4.23     55,505.31
                                                          2005      4.23         4.61        441.09
                                                          2006      4.61         4.75          0.00
                                                          2007      4.75         6.13      3,322.48
                                                          2008      6.13         3.33          0.00
                                                          2009      3.33         5.20      4,697.26
                                                          2010      5.20         6.51      3,884.17

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.80        11.71          0.00
                                                          2002     11.71         9.10          0.00
                                                          2003      9.10        13.02        724.48
                                                          2004     13.02        14.98      4,707.88
                                                          2005     14.98        15.31      4,486.20
                                                          2006     15.31        17.65      3,938.41
                                                          2007     17.65        17.00      3,733.40
                                                          2008     17.00        11.05      3,891.81
                                                          2009     11.05        13.62      3,891.82
                                                          2010     13.62        16.89      3,892.11

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.43       $11.26          0.00
                                                       2002     11.26         8.46          0.00
                                                       2003      8.46        10.82          0.00
                                                       2004     10.82        11.63          0.00
                                                       2005     11.63        12.12          0.00
                                                       2006     12.12        13.41          0.00
                                                       2007     13.41        14.35        240.96
                                                       2008     14.35         8.15        240.30
                                                       2009      8.15        11.43        239.97
                                                       2010     11.43        13.09        244.68

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.61         8.20          0.00
                                                       2002      8.20         4.49          0.00
                                                       2003      4.49         6.02          0.00
                                                       2004      6.02         6.96          0.00
                                                       2005      6.96         7.80          0.00
                                                       2006      7.80         8.13      1,209.47
                                                       2007      8.13         9.36      9,234.82
                                                       2008      9.36         5.54      3,048.16
                                                       2009      5.54         7.89          0.00
                                                       2010      7.89         9.88          3.02

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     11.90        11.68          0.00
                                                       2002     11.68         8.37          0.00
                                                       2003      8.37        11.53          0.00
                                                       2004     11.53        12.53          0.00
                                                       2005     12.53        13.60          0.00
                                                       2006     13.60        13.81          0.00
                                                       2007     13.81        14.83          0.00
                                                       2008     14.83         9.25      1,567.91
                                                       2009      9.25        12.58          0.00
                                                       2010     12.58        16.59        440.26

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     14.86        15.10          0.00
                                                       2002     15.10        16.18          0.00
                                                       2003     16.18        17.82          0.00
                                                       2004     17.82        18.58        154.95
                                                       2005     18.58        18.68      3,008.17
                                                       2006     18.68        19.18      3,832.95
                                                       2007     19.18        19.51        182.73
                                                       2008     19.51        16.22        136.88
                                                       2009     16.22        20.96        133.13
                                                       2010     20.96        23.11        136.75

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $13.81       $14.05        0.00
                                                    2002     14.05        14.80        0.00
                                                    2003     14.80        14.72        0.00
                                                    2004     14.72        14.82        0.00
                                                    2005     14.82        14.74        0.00
                                                    2006     14.74        15.01        0.00
                                                    2007     15.01        15.30        0.00
                                                    2008     15.30        14.92        0.00
                                                    2009     14.92        15.22        0.00
                                                    2010     15.22        15.75        0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.15 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/.... 2006   $ 13.67      $ 14.26      1,871.50
                                                            2007     14.26        14.40      9,055.63
                                                            2008     14.40        12.75          0.00
                                                            2009     12.75        14.04          0.00
                                                            2010     14.04        14.60        107.27

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................. 2001     13.46        13.10          0.00
                                                            2002     13.10        10.36        240.07
                                                            2003     10.36        15.55      2,826.25
                                                            2004     15.55        18.37      8,233.81
                                                            2005     18.37        22.51     10,408.87
                                                            2006     22.51        27.29     10,006.16
                                                            2007     27.29        32.39     11,559.57
                                                            2008     32.39        14.71      7,460.49
                                                            2009     14.71        23.18      4,904.52
                                                            2010     23.18        27.74      4,304.56

American Funds Growth Investment Division+ ( Class 2)/(c)/. 2001    108.20        97.69          0.00
                                                            2002     97.69        72.12        296.99
                                                            2003     72.12        96.42      1,763.09
                                                            2004     96.42       106.00      6,382.60
                                                            2005    106.00       120.37      4,184.29
                                                            2006    120.37       129.66      4,691.87
                                                            2007    129.66       142.35      4,374.86
                                                            2008    142.35        77.93      2,860.94
                                                            2009     77.93       106.18      1,819.93
                                                            2010    106.18       123.15      1,618.60

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/........................................... 2001     75.91        72.66          0.00
                                                            2002     72.66        57.98          0.00
                                                            2003     57.98        75.04      1,645.67
                                                            2004     75.04        80.94      3,961.92
                                                            2005     80.94        83.72      5,156.55
                                                            2006     83.72        94.26      3,541.86
                                                            2007     94.26        96.75      4,096.76
                                                            2008     96.75        58.75      2,227.45
                                                            2009     58.75        75.36      1,969.58
                                                            2010     75.36        82.06        993.77

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.35       $10.57          0.00
                                                           2002     10.57         8.52      2,244.21
                                                           2003      8.52        10.67         27.97
                                                           2004     10.67        12.33        617.87
                                                           2005     12.33        14.21        658.04
                                                           2006     14.21        16.18      3,385.08
                                                           2007     16.18        17.45      2,235.53
                                                           2008     17.45         9.52      1,358.95
                                                           2009      9.52        11.37      1,258.27
                                                           2010     11.37        11.91      1,094.45

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     10.96        11.14          0.00
                                                           2002     11.14        11.99      1,056.41
                                                           2003     11.99        12.15      6,167.36
                                                           2004     12.15        12.36     11,393.30
                                                           2005     12.36        12.34      9,533.73
                                                           2006     12.34        12.54      7,303.60
                                                           2007     12.54        13.10      9,632.61
                                                           2008     13.10        13.56      5,456.97
                                                           2009     13.56        13.95      4,213.06
                                                           2010     13.95        14.45      3,246.04

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     33.64        31.63          0.00
                                                           2002     31.63        22.04          0.00
                                                           2003     22.04        30.33        425.58
                                                           2004     30.33        33.48        850.72
                                                           2005     33.48        36.23        858.28
                                                           2006     36.23        37.78      1,109.56
                                                           2007     37.78        44.51      1,267.17
                                                           2008     44.51        23.62      1,918.13
                                                           2009     23.62        34.48      1,725.79
                                                           2010     34.48        38.88      1,665.75

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     37.00        38.84         35.75
                                                           2003     38.84        40.18      2,822.79
                                                           2004     40.18        41.01      3,346.62
                                                           2005     41.01        41.04      3,149.42
                                                           2006     41.04        41.88      1,292.51
                                                           2007     41.88        43.50        939.58
                                                           2008     43.50        41.05        883.90
                                                           2009     41.05        43.91        759.19
                                                           2010     43.91        46.50      1,075.20

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     35.82        36.70          0.00
                                                           2002     36.70        37.04          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $33.17       $32.24          0.00
                                                           2002     32.24        27.15        184.32
                                                           2003     27.15        32.00        495.06
                                                           2004     32.00        33.91      2,899.19
                                                           2005     33.91        34.17      2,785.83
                                                           2006     34.17        36.90      2,581.19
                                                           2007     36.90        38.18      1,116.38
                                                           2008     38.18        28.07      1,067.03
                                                           2009     28.07        32.18        859.97
                                                           2010     32.18        34.47        706.63

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     66.85        67.15        710.19
                                                           2008     67.15        41.23        569.44
                                                           2009     41.23        48.14        368.04
                                                           2010     48.14        53.09        379.78

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     61.58        57.30          0.00
                                                           2002     57.30        41.38          0.00
                                                           2003     41.38        52.67        434.96
                                                           2004     52.67        57.06      1,002.21
                                                           2005     57.06        57.78        922.91
                                                           2006     57.78        64.42        711.47
                                                           2007     64.42        67.42          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.88         24.24
                                                           2003      7.88        10.44      1,990.50
                                                           2004     10.44        11.58      4,304.63
                                                           2005     11.58        11.98      3,251.04
                                                           2006     11.98        13.98      4,326.66
                                                           2007     13.98        14.13     14,281.80
                                                           2008     14.13         8.98      6,371.10
                                                           2009      8.98         9.77      2,746.48
                                                           2010      9.77        10.43      4,926.54

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     19.50        19.30          0.00
                                                           2004     19.30        19.05          0.00
                                                           2005     19.05        19.15          0.00
                                                           2006     19.15        19.62          0.00
                                                           2007     19.62        20.15          0.00
                                                           2008     20.15        20.25     10,165.31
                                                           2009     20.25        19.88      8,869.92
                                                           2010     19.88        19.46      4,671.63

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $25.83       $25.06          0.00
                                                        2002     25.06        20.47      1,028.09
                                                        2003     20.47        26.19        576.86
                                                        2004     26.19        28.74      3,927.86
                                                        2005     28.74        30.99      5,199.63
                                                        2006     30.99        34.70      7,278.24
                                                        2007     34.70        35.46      4,993.46
                                                        2008     35.46        21.01      2,863.24
                                                        2009     21.01        27.11      1,655.27
                                                        2010     27.11        29.67        875.78

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     21.25        17.40          0.00
                                                        2003     17.40        21.59          0.00
                                                        2004     21.59        23.99      1,202.31
                                                        2005     23.99        25.96      1,145.45
                                                        2006     25.96        28.39      1,455.08
                                                        2007     28.39        28.91      1,063.31
                                                        2008     28.91        17.25         95.79
                                                        2009     17.25        20.54         99.69
                                                        2010     20.54        23.00        211.15

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.55         8.75          0.00
                                                        2003      8.75        11.58      1,287.18
                                                        2004     11.58        13.68      3,382.58
                                                        2005     13.68        15.30      5,903.70
                                                        2006     15.30        19.31      6,915.16
                                                        2007     19.31        18.71     14,457.36
                                                        2008     18.71        10.83      4,078.42
                                                        2009     10.83        16.47     12,268.62
                                                        2010     16.47        18.78      9,590.30

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.18         8.41          0.00
                                                        2003      8.41        11.44        232.04
                                                        2004     11.44        11.94        619.11
                                                        2005     11.94        12.67        463.28
                                                        2006     12.67        14.17      1,825.21
                                                        2007     14.17        15.42        929.08
                                                        2008     15.42         9.25        926.48
                                                        2009      9.25        12.13        936.20
                                                        2010     12.13        15.00        605.96

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      3.92         4.69        613.27
                                                        2006      4.69         4.71      2,641.14
                                                        2007      4.71         5.14      1,391.48
                                                        2008      5.14         3.19      1,328.84
                                                        2009      3.19         4.37      1,325.44
                                                        2010      4.37         4.76      1,842.24

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.34       $ 4.86          0.00
                                                               2002      4.86         3.37          0.00
                                                               2003      3.37         4.15        630.84
                                                               2004      4.15         4.25        635.91
                                                               2005      4.25         3.88        650.49

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.34         9.58          0.00
                                                               2003      9.58        11.85        493.67
                                                               2004     11.85        13.28      1,730.31
                                                               2005     13.28        14.07      2,180.30
                                                               2006     14.07        15.80      2,308.34
                                                               2007     15.80        15.05      1,850.60
                                                               2008     15.05         9.10      1,569.14
                                                               2009      9.10        12.19      1,316.67
                                                               2010     12.19        14.68      1,089.88

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.48         6.64        402.51
                                                               2004      6.64         7.06        194.20
                                                               2005      7.06         7.86        185.19
                                                               2006      7.86         7.56        206.43
                                                               2007      7.56         7.57        214.79
                                                               2008      7.57         4.52        211.20
                                                               2009      4.52         5.89      3,355.93
                                                               2010      5.89         7.14      3,352.60

Legg Mason Partners Aggressive Growth Investment Division
  (Class E)/(e)/
  (formerly Janus Aggressive Growth).......................... 2001      8.85         7.70          0.00
                                                               2002      7.70         5.22          0.00
                                                               2003      5.22         5.48          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      8.94         9.54      1,202.39
                                                               2007      9.54         8.80      1,226.92
                                                               2008      8.80         3.91        447.74
                                                               2009      3.91         5.28        939.37
                                                               2010      5.28         5.55        755.44

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.57         8.13          0.00
                                                               2002      8.13         6.34          0.00
                                                               2003      6.34         7.54        207.67
                                                               2004      7.54         8.21      1,207.29
                                                               2005      8.21         8.61      1,358.85
                                                               2006      8.61         8.98      1,366.05

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $21.73       $21.21          0.00
                                                               2002     21.21        16.26          0.00
                                                               2003     16.26        21.69        505.85
                                                               2004     21.69        24.67        676.53
                                                               2005     24.67        25.78        178.26
                                                               2006     25.78        29.40      1,029.23
                                                               2007     29.40        32.15      5,498.37
                                                               2008     32.15        20.14        252.44
                                                               2009     20.14        25.63        265.25
                                                               2010     25.63        31.95         99.97

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.15         8.75          0.00
                                                               2002      8.75         6.18          0.00
                                                               2003      6.18         8.75      1,312.42
                                                               2004      8.75         9.52      1,147.74
                                                               2005      9.52         9.74      1,355.21
                                                               2006      9.74        10.47      2,171.96
                                                               2007     10.47        10.71        149.87
                                                               2008     10.71         6.14        159.57
                                                               2009      6.14         7.82      2,321.72
                                                               2010      7.82        10.05      2,692.44

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.39        10.02          0.00
                                                               2003     10.02        11.71        859.65
                                                               2004     11.71        12.41      4,690.20
                                                               2005     12.41        12.34      5,496.81
                                                               2006     12.34        13.19      5,721.09
                                                               2007     13.19        13.77      5,300.95
                                                               2008     13.77        10.98      3,116.93
                                                               2009     10.98        14.71      3,797.20
                                                               2010     14.71        16.28      3,816.53

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.41        10.12          0.00
                                                               2002     10.12        10.39          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     23.88        24.62          0.00
                                                               2002     24.62        21.93      1,132.57
                                                               2003     21.93        28.43      1,495.33
                                                               2004     28.43        30.54     12,861.04
                                                               2005     30.54        32.83      5,019.92
                                                               2006     32.83        36.08      3,241.62
                                                               2007     36.08        32.84      1,616.86
                                                               2008     32.84        17.33      1,172.66
                                                               2009     17.33        23.97      1,187.07
                                                               2010     23.97        26.95        472.44

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.34       $10.20          0.00
                                                        2002     10.20         8.48        328.42
                                                        2003      8.48        11.19      8,534.44
                                                        2004     11.19        12.70      9,894.38
                                                        2005     12.70        13.94      8,547.95
                                                        2006     13.94        14.99      7,069.68
                                                        2007     14.99        15.79      7,671.38
                                                        2008     15.79         9.84      7,219.81
                                                        2009      9.84        13.19      3,555.39
                                                        2010     13.19        16.27      2,321.55

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     35.02        32.96          0.00
                                                        2002     32.96        25.03        128.39
                                                        2003     25.03        31.36      4,508.64
                                                        2004     31.36        33.88      9,215.95
                                                        2005     33.88        34.65      9,114.63
                                                        2006     34.65        39.09      8,751.17
                                                        2007     39.09        40.19      5,957.13
                                                        2008     40.19        24.71      5,008.81
                                                        2009     24.71        30.49      4,591.51
                                                        2010     30.49        34.20      2,907.14

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.98         8.32          0.00
                                                        2002      8.32         7.19          0.00
                                                        2003      7.19         9.30          0.00
                                                        2004      9.30        10.89      1,890.90
                                                        2005     10.89        12.42      2,132.40
                                                        2006     12.42        15.41      4,003.04
                                                        2007     15.41        17.10      4,210.59
                                                        2008     17.10         9.65      9,843.48
                                                        2009      9.65        12.44      2,265.59
                                                        2010     12.44        13.58      3,246.38

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     32.35        35.01        882.32
                                                        2005     35.01        35.24      3,087.82
                                                        2006     35.24        38.61      4,528.37
                                                        2007     38.61        39.34      5,773.91
                                                        2008     39.34        29.90      4,461.81
                                                        2009     29.90        34.62      4,451.71
                                                        2010     34.62        37.20      2,286.08

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.42        11.22          0.00
                                                        2002     11.22         9.41        452.22
                                                        2003      9.41        11.54      3,728.72
                                                        2004     11.54        12.57     12,975.29
                                                        2005     12.57        12.12     18,178.87
                                                        2006     12.12        13.99     11,545.93
                                                        2007     13.99        13.15      5,928.63
                                                        2008     13.15         8.54      5,130.02
                                                        2009      8.54        10.09     14,705.70
                                                        2010     10.09        10.99     12,105.48

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.19       $ 8.41          0.00
                                                           2002      8.41         6.86          0.00
                                                           2003      6.86         9.22      4,989.68
                                                           2004      9.22        10.77      6,126.00
                                                           2005     10.77        11.92      6,323.60
                                                           2006     11.92        14.66      9,356.52
                                                           2007     14.66        15.86      9,687.70
                                                           2008     15.86         8.98     12,765.86
                                                           2009      8.98        11.29      4,128.68
                                                           2010     11.29        11.93      3,299.58

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     11.91        13.77      1,793.54

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.61        15.11          0.00
                                                           2002     15.11        10.48      1,692.97
                                                           2003     10.48        13.80        296.55
                                                           2004     13.80        15.80      3,813.48
                                                           2005     15.80        16.51      4,062.73
                                                           2006     16.51        18.04      4,623.65
                                                           2007     18.04        19.10      3,230.04
                                                           2008     19.10         8.34      2,290.27
                                                           2009      8.34        10.92      1,502.62
                                                           2010     10.92        11.78          0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.10        13.82          0.00
                                                           2002     13.82        10.62      2,143.21
                                                           2003     10.62        15.58      9,447.33
                                                           2004     15.58        17.56     27,095.80
                                                           2005     17.56        17.87     22,089.70
                                                           2006     17.87        20.40     18,411.53
                                                           2007     20.40        19.25      8,214.36
                                                           2008     19.25        11.59      6,361.99
                                                           2009     11.59        12.80      5,313.70
                                                           2010     12.80        15.22      2,099.70

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.06        14.71          0.00
                                                           2002     14.71        13.00         15.10
                                                           2003     13.00        17.35      2,461.55
                                                           2004     17.35        20.85      6,286.78
                                                           2005     20.85        22.88     11,425.30
                                                           2006     22.88        24.92     10,992.12
                                                           2007     24.92        25.18      7,516.64
                                                           2008     25.18        12.96      5,753.49
                                                           2009     12.96        18.76      6,165.22
                                                           2010     18.76        23.16      4,297.86

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.51       $11.76          0.00
                                                          2002     11.76         9.65        510.64
                                                          2003      9.65        12.32      4,353.82
                                                          2004     12.32        14.00      2,880.34
                                                          2005     14.00        15.91      1,804.42
                                                          2006     15.91        18.15      2,621.75
                                                          2007     18.15        18.88      2,109.23
                                                          2008     18.88        10.99         94.62
                                                          2009     10.99        15.07        789.21
                                                          2010     15.07        17.12        479.13

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.21        10.37          0.00
                                                          2002     10.37        11.10      5,560.30
                                                          2003     11.10        11.35     13,991.48
                                                          2004     11.35        11.67     19,241.45
                                                          2005     11.67        11.69     21,778.69
                                                          2006     11.69        11.97     15,981.58
                                                          2007     11.97        12.61     12,941.28
                                                          2008     12.61        12.40     10,789.64
                                                          2009     12.40        14.35     13,615.10
                                                          2010     14.35        15.20     13,706.85

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.02         6.05          0.00
                                                          2002      6.05         2.92          0.00
                                                          2003      2.92         4.51      2,525.77
                                                          2004      4.51         4.22     10,928.51
                                                          2005      4.22         4.59     15,970.17
                                                          2006      4.59         4.74     10,067.59
                                                          2007      4.74         6.11      3,492.25
                                                          2008      6.11         3.32      3,695.48
                                                          2009      3.32         5.17      8,632.04
                                                          2010      5.17         6.48      8,502.77

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.78        11.69          0.00
                                                          2002     11.69         9.08          0.00
                                                          2003      9.08        12.98      3,159.74
                                                          2004     12.98        14.93      8,039.99
                                                          2005     14.93        15.26      7,340.29
                                                          2006     15.26        17.58      6,784.95
                                                          2007     17.58        16.92      3,723.22
                                                          2008     16.92        11.00      3,510.11
                                                          2009     11.00        13.55      2,767.31
                                                          2010     13.55        16.79      1,453.43

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.41       $11.25          0.00
                                                       2002     11.25         8.44          0.00
                                                       2003      8.44        10.79      4,857.53
                                                       2004     10.79        11.59      7,296.27
                                                       2005     11.59        12.08      2,894.32
                                                       2006     12.08        13.36      3,096.27
                                                       2007     13.36        14.28      6,386.93
                                                       2008     14.28         8.11      1,575.09
                                                       2009      8.11        11.37        802.27
                                                       2010     11.37        13.01        596.51

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.61         8.20          0.00
                                                       2002      8.20         4.49          0.00
                                                       2003      4.49         6.01      2,791.91
                                                       2004      6.01         6.94      4,347.21
                                                       2005      6.94         7.79      7,750.61
                                                       2006      7.79         8.11     12,151.86
                                                       2007      8.11         9.33     20,990.02
                                                       2008      9.33         5.51     13,390.29
                                                       2009      5.51         7.85     10,699.03
                                                       2010      7.85         9.83     10,046.62

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     11.87        11.65          0.00
                                                       2002     11.65         8.34      2,647.73
                                                       2003      8.34        11.49      3,662.29
                                                       2004     11.49        12.48      7,272.47
                                                       2005     12.48        13.54      7,167.74
                                                       2006     13.54        13.74      7,577.63
                                                       2007     13.74        14.75      2,731.95
                                                       2008     14.75         9.20      5,374.35
                                                       2009      9.20        12.50      5,235.87
                                                       2010     12.50        16.48      3,018.69

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     14.81        15.05          0.00
                                                       2002     15.05        16.11      1,370.65
                                                       2003     16.11        17.74      4,368.70
                                                       2004     17.74        18.48     15,634.08
                                                       2005     18.48        18.58     27,090.19
                                                       2006     18.58        19.06     19,229.37
                                                       2007     19.06        19.38      7,765.58
                                                       2008     19.38        16.10      3,497.56
                                                       2009     16.10        20.80      4,271.66
                                                       2010     20.80        22.93      3,902.87

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $13.77       $14.00          0.00
                                                    2002     14.00        14.74      3,214.41
                                                    2003     14.74        14.65      1,396.86
                                                    2004     14.65        14.74      3,657.61
                                                    2005     14.74        14.66      5,346.73
                                                    2006     14.66        14.92      4,542.12
                                                    2007     14.92        15.20      4,542.45
                                                    2008     15.20        14.81      3,729.57
                                                    2009     14.81        15.11      1,843.71
                                                    2010     15.11        15.62      1,458.29

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.20 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/.... 2006   $ 13.60      $ 14.19      2,123.12
                                                            2007     14.19        14.32      2,380.35
                                                            2008     14.32        12.68        999.69
                                                            2009     12.68        13.95        739.91
                                                            2010     13.95        14.50          1.14

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................. 2001     13.44        13.08          0.00
                                                            2002     13.08        10.34      6,017.75
                                                            2003     10.34        15.51      8,364.02
                                                            2004     15.51        18.31          0.00
                                                            2005     18.31        22.42     14,287.71
                                                            2006     22.42        27.18     13,354.79
                                                            2007     27.18        32.23     13,953.89
                                                            2008     32.23        14.63     11,825.74
                                                            2009     14.63        23.05      5,507.31
                                                            2010     23.05        27.56          1.10

American Funds Growth Investment Division+ ( Class 2)/(c)/. 2001    107.26        96.82          0.00
                                                            2002     96.82        71.44      2,150.86
                                                            2003     71.44        95.47      4,971.32
                                                            2004     95.47       104.90          0.00
                                                            2005    104.90       119.06      5,197.63
                                                            2006    119.06       128.19      3,907.04
                                                            2007    128.19       140.66      4,040.66
                                                            2008    140.66        76.97      3,454.38
                                                            2009     76.97       104.81      1,854.41
                                                            2010    104.81       121.50          0.20

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/........................................... 2001     75.25        72.01          0.00
                                                            2002     72.01        57.44      3,220.38
                                                            2003     57.44        74.30      5,358.01
                                                            2004     74.30        80.10          0.00
                                                            2005     80.10        82.80      6,733.74
                                                            2006     82.80        93.18      5,902.55
                                                            2007     93.18        95.60      5,633.63
                                                            2008     95.60        58.03      5,033.34
                                                            2009     58.03        74.39      1,841.59
                                                            2010     74.39        80.97          0.62

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.29       $10.52          0.00
                                                           2002     10.52         8.48      4,166.94
                                                           2003      8.48        10.60      5,892.03
                                                           2004     10.60        12.24      5,831.75
                                                           2005     12.24        14.11      6,998.46
                                                           2006     14.11        16.05      6,823.83
                                                           2007     16.05        17.30      7,640.32
                                                           2008     17.30         9.44      6,466.56
                                                           2009      9.44        11.26      3,627.63
                                                           2010     11.26        11.80          3.54

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     10.94        11.12          0.00
                                                           2002     11.12        11.97     17,151.54
                                                           2003     11.97        12.12     28,736.67
                                                           2004     12.12        12.32     35,371.12
                                                           2005     12.32        12.29     35,569.45
                                                           2006     12.29        12.49     37,573.50
                                                           2007     12.49        13.04     43,337.63
                                                           2008     13.04        13.49     30,487.80
                                                           2009     13.49        13.88     12,285.25
                                                           2010     13.88        14.36          5.09

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     33.42        31.42          0.00
                                                           2002     31.42        21.88      1,855.91
                                                           2003     21.88        30.10      2,253.24
                                                           2004     30.10        33.20      1,610.53
                                                           2005     33.20        35.91      1,275.09
                                                           2006     35.91        37.43      1,200.71
                                                           2007     37.43        44.07      1,343.98
                                                           2008     44.07        23.37      1,358.97
                                                           2009     23.37        34.11          0.00
                                                           2010     34.11        38.44          0.51

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     36.65        38.47      3,111.33
                                                           2003     38.47        39.77      6,381.98
                                                           2004     39.77        40.57      4,739.42
                                                           2005     40.57        40.58      3,844.39
                                                           2006     40.58        41.39      3,834.33
                                                           2007     41.39        42.97      2,508.67
                                                           2008     42.97        40.53      2,988.20
                                                           2009     40.53        43.33      1,765.53
                                                           2010     43.33        45.86          1.70

BlackRock Bond Income Investment Division (Class E)/(a)
  /(formerly SSR Income Class E).......................... 2001     35.50        36.36          0.00
                                                           2002     36.36        36.69          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $32.92       $31.99          0.00
                                                           2002     31.99        26.93      2,010.35
                                                           2003     26.93        31.72      6,110.02
                                                           2004     31.72        33.60      9,242.23
                                                           2005     33.60        33.84      7,562.23
                                                           2006     33.84        36.53      4,814.42
                                                           2007     36.53        37.77      6,284.90
                                                           2008     37.77        27.75      3,575.93
                                                           2009     27.75        31.80      3,356.31
                                                           2010     31.80        34.05          1.38

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     66.06        66.33      2,418.29
                                                           2008     66.33        40.71      1,550.72
                                                           2009     40.71        47.51        989.59
                                                           2010     47.51        52.36          1.33

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     61.03        56.77          0.00
                                                           2002     56.77        40.98      1,479.10
                                                           2003     40.98        52.13      3,887.90
                                                           2004     52.13        56.45      2,986.47
                                                           2005     56.45        57.13      2,793.92
                                                           2006     57.13        63.67      2,571.59
                                                           2007     63.67        66.62          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.88          0.00
                                                           2003      7.88        10.44      2,991.68
                                                           2004     10.44        11.57      2,375.07
                                                           2005     11.57        11.96      2,491.95
                                                           2006     11.96        13.95     13,309.15
                                                           2007     13.95        14.09     14,568.90
                                                           2008     14.09         8.95     12,001.48
                                                           2009      8.95         9.74      8,857.78
                                                           2010      9.74        10.38          7.60

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     19.31        19.11          0.00
                                                           2004     19.11        18.84          0.00
                                                           2005     18.84        18.94          0.00
                                                           2006     18.94        19.39          0.00
                                                           2007     19.39        19.90          0.00
                                                           2008     19.90        19.99          0.00
                                                           2009     19.99        19.62          0.00
                                                           2010     19.62        19.19          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $25.75       $24.97          0.00
                                                        2002     24.97        20.38      3,703.42
                                                        2003     20.38        26.07      5,496.37
                                                        2004     26.07        28.60      4,415.95
                                                        2005     28.60        30.81      4,184.02
                                                        2006     30.81        34.49      4,121.65
                                                        2007     34.49        35.23      3,091.65
                                                        2008     35.23        20.86      1,217.06
                                                        2009     20.86        26.90        194.89
                                                        2010     26.90        29.43          2.12

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     21.15        17.32          0.00
                                                        2003     17.32        21.47        161.31
                                                        2004     21.47        23.85        107.46
                                                        2005     23.85        25.79        155.91
                                                        2006     25.79        28.20        502.38
                                                        2007     28.20        28.70        899.57
                                                        2008     28.70        17.11        823.33
                                                        2009     17.11        20.37        361.13
                                                        2010     20.37        22.79          3.39

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.54         8.75      1,214.74
                                                        2003      8.75        11.56      3,729.27
                                                        2004     11.56        13.65      4,545.10
                                                        2005     13.65        15.27      5,027.55
                                                        2006     15.27        19.26      9,330.71
                                                        2007     19.26        18.65      8,520.04
                                                        2008     18.65        10.79      6,950.06
                                                        2009     10.79        16.40      5,378.00
                                                        2010     16.40        18.69          2.41

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.18         8.40         20.25
                                                        2003      8.40        11.43        191.63
                                                        2004     11.43        11.92        645.80
                                                        2005     11.92        12.65        706.69
                                                        2006     12.65        14.13      1,007.57
                                                        2007     14.13        15.37      1,653.95
                                                        2008     15.37         9.22      1,736.38
                                                        2009      9.22        12.08      1,051.30
                                                        2010     12.08        14.93          2.78

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      3.91         4.68      6,326.30
                                                        2006      4.68         4.69      5,318.54
                                                        2007      4.69         5.12      3,451.85
                                                        2008      5.12         3.18        364.26
                                                        2009      3.18         4.35        363.30
                                                        2010      4.35         4.74          3.91

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.33       $ 4.85          0.00
                                                               2002      4.85         3.37      5,281.47
                                                               2003      3.37         4.15      6,769.50
                                                               2004      4.15         4.24      6,901.45
                                                               2005      4.24         3.87      6,737.43

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.34         9.58          0.00
                                                               2003      9.58        11.84      2,804.64
                                                               2004     11.84        13.26      2,127.48
                                                               2005     13.26        14.04      2,161.09
                                                               2006     14.04        15.76        615.42
                                                               2007     15.76        15.01      1,479.70
                                                               2008     15.01         9.06        734.31
                                                               2009      9.06        12.14          0.00
                                                               2010     12.14        14.62          5.75

Legg Mason ClearBridge Aggressive Growth Investment
  Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.47         6.63      8,195.17
                                                               2004      6.63         7.05      7,495.14
                                                               2005      7.05         7.84      6,267.96
                                                               2006      7.84         7.54      5,153.09
                                                               2007      7.54         7.55      3,099.99
                                                               2008      7.55         4.50        395.90
                                                               2009      4.50         5.87          0.00
                                                               2010      5.87         7.11          5.92

Legg Mason Partners Aggressive Growth Investment Division
  (Class E)/(e)
  /(formerly Janus Aggressive Growth)......................... 2001      8.84         7.70          0.00
                                                               2002      7.70         5.22      7,371.34
                                                               2003      5.22         5.47          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      8.91         9.51      1,956.46
                                                               2007      9.51         8.76      1,347.02
                                                               2008      8.76         3.89          0.00
                                                               2009      3.89         5.25          0.00
                                                               2010      5.25         5.51          2.27

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.56         8.11          0.00
                                                               2002      8.11         6.33          0.00
                                                               2003      6.33         7.52          0.00
                                                               2004      7.52         8.19      2,025.85
                                                               2005      8.19         8.58      2,100.49
                                                               2006      8.58         8.95      2,138.79

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/............................................. 2001    $21.65       $21.13          0.00
                                                              2002     21.13        16.19        508.53
                                                              2003     16.19        21.59        538.84
                                                              2004     21.59        24.54        475.57
                                                              2005     24.54        25.63        353.93
                                                              2006     25.63        29.22        272.81
                                                              2007     29.22        31.93        464.04
                                                              2008     31.93        19.99        234.09
                                                              2009     19.99        25.43         38.68
                                                              2010     25.43        31.68          2.05

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/........................ 2001      9.15         8.74          0.00
                                                              2002      8.74         6.17          0.00
                                                              2003      6.17         8.74      3,807.57
                                                              2004      8.74         9.50      2,792.68
                                                              2005      9.50         9.71      2,264.89
                                                              2006      9.71        10.44      2,225.35
                                                              2007     10.44        10.67      4,824.55
                                                              2008     10.67         6.12      5,029.95
                                                              2009      6.12         7.78      4,439.82
                                                              2010      7.78        10.01          4.90

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/............................................. 2002     10.36        10.00      6,533.47
                                                              2003     10.00        11.67      8,956.29
                                                              2004     11.67        12.36      7,789.76
                                                              2005     12.36        12.28      7,845.59
                                                              2006     12.28        13.12      8,409.75
                                                              2007     13.12        13.70      9,612.40
                                                              2008     13.70        10.92      8,504.41
                                                              2009     10.92        14.62      1,603.48
                                                              2010     14.62        16.17          1.01

Lord Abbett Bond Debenture Investment Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Investment
  Division).................................................. 2001     10.39        10.10          0.00
                                                              2002     10.10        10.36          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/................................... 2001     23.78        24.51          0.00
                                                              2002     24.51        21.82      8,486.56
                                                              2003     21.82        28.28      9,934.08
                                                              2004     28.28        30.37     10,655.30
                                                              2005     30.37        32.62     11,623.48
                                                              2006     32.62        35.84      7,019.33
                                                              2007     35.84        32.60      5,840.98
                                                              2008     32.60        17.19      2,287.55
                                                              2009     17.19        23.77        242.78
                                                              2010     23.77        26.72          1.86

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.34       $10.20          0.00
                                                        2002     10.20         8.47      9,926.19
                                                        2003      8.47        11.17     16,315.81
                                                        2004     11.17        12.67     13,786.33
                                                        2005     12.67        13.90     12,756.91
                                                        2006     13.90        14.94      9,929.96
                                                        2007     14.94        15.73      9,791.05
                                                        2008     15.73         9.80     15,156.26
                                                        2009      9.80        13.12      3,748.36
                                                        2010     13.12        16.19          2.83

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     34.82        32.77          0.00
                                                        2002     32.77        24.87      6,758.16
                                                        2003     24.87        31.14     15,955.01
                                                        2004     31.14        33.63     20,967.77
                                                        2005     33.63        34.38     26,625.93
                                                        2006     34.38        38.77     20,787.02
                                                        2007     38.77        39.84     20,126.01
                                                        2008     39.84        24.48     19,728.37
                                                        2009     24.48        30.19      8,194.37
                                                        2010     30.19        33.85          1.95

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.98         8.31          0.00
                                                        2002      8.31         7.18      3,596.07
                                                        2003      7.18         9.28      8,062.95
                                                        2004      9.28        10.87      7,188.80
                                                        2005     10.87        12.39      6,999.89
                                                        2006     12.39        15.37     11,802.81
                                                        2007     15.37        17.04     10,070.37
                                                        2008     17.04         9.61      9,851.45
                                                        2009      9.61        12.39      3,764.65
                                                        2010     12.39        13.52          6.05

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     32.08        34.70         28.24
                                                        2005     34.70        34.91        775.56
                                                        2006     34.91        38.23        924.44
                                                        2007     38.23        38.94      2,214.75
                                                        2008     38.94        29.57      1,530.69
                                                        2009     29.57        34.23      1,670.50
                                                        2010     34.23        36.76          1.64

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.40        11.20          0.00
                                                        2002     11.20         9.39     14,718.96
                                                        2003      9.39        11.51     24,514.92
                                                        2004     11.51        12.54     21,300.79
                                                        2005     12.54        12.07     16,456.08
                                                        2006     12.07        13.93     16,814.27
                                                        2007     13.93        13.09     15,922.67
                                                        2008     13.09         8.50      6,914.51
                                                        2009      8.50        10.03      2,141.45
                                                        2010     10.03        10.92          1.52

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.18       $ 8.39          0.00
                                                           2002      8.39         6.84     13,188.48
                                                           2003      6.84         9.19     20,222.04
                                                           2004      9.19        10.74     11,997.31
                                                           2005     10.74        11.88     17,771.03
                                                           2006     11.88        14.60     10,125.99
                                                           2007     14.60        15.79     11,140.49
                                                           2008     15.79         8.93     11,411.14
                                                           2009      8.93        11.23      4,791.75
                                                           2010     11.23        11.86          4.41

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     11.83        13.68          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.57        15.08          0.00
                                                           2002     15.08        10.45        402.13
                                                           2003     10.45        13.75      1,344.02
                                                           2004     13.75        15.74      5,351.17
                                                           2005     15.74        16.43      6,944.69
                                                           2006     16.43        17.95      5,802.84
                                                           2007     17.95        19.00      5,686.38
                                                           2008     19.00         8.29      5,377.86
                                                           2009      8.29        10.85      4,387.83
                                                           2010     10.85        11.71          0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.09        13.81          0.00
                                                           2002     13.81        10.60     22,554.06
                                                           2003     10.60        15.55     42,084.70
                                                           2004     15.55        17.52     38,252.34
                                                           2005     17.52        17.82     34,201.05
                                                           2006     17.82        20.34     25,485.16
                                                           2007     20.34        19.18     24,373.18
                                                           2008     19.18        11.54     22,958.02
                                                           2009     11.54        12.74     10,200.31
                                                           2010     12.74        15.14          4.15

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.04        14.69          0.00
                                                           2002     14.69        12.97        663.30
                                                           2003     12.97        17.31      5,687.88
                                                           2004     17.31        20.79      5,466.33
                                                           2005     20.79        22.79      7,226.74
                                                           2006     22.79        24.82      6,017.67
                                                           2007     24.82        25.07      4,776.07
                                                           2008     25.07        12.90      4,784.77
                                                           2009     12.90        18.65      2,352.99
                                                           2010     18.65        23.02          0.51

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.48       $11.73          0.00
                                                          2002     11.73         9.62      7,140.87
                                                          2003      9.62        12.28      8,734.24
                                                          2004     12.28        13.95      6,007.99
                                                          2005     13.95        15.84      5,967.34
                                                          2006     15.84        18.06      5,479.88
                                                          2007     18.06        18.78      4,959.54
                                                          2008     18.78        10.93      3,521.96
                                                          2009     10.93        14.98      1,564.57
                                                          2010     14.98        17.01          3.31

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.21        10.37          0.00
                                                          2002     10.37        11.09     12,766.34
                                                          2003     11.09        11.33     37,892.75
                                                          2004     11.33        11.65     24,908.18
                                                          2005     11.65        11.66     26,177.95
                                                          2006     11.66        11.94     23,791.41
                                                          2007     11.94        12.57     21,152.02
                                                          2008     12.57        12.35     15,934.59
                                                          2009     12.35        14.29      4,893.70
                                                          2010     14.29        15.13          4.19

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.02         6.05          0.00
                                                          2002      6.05         2.92     11,803.14
                                                          2003      2.92         4.50     14,996.40
                                                          2004      4.50         4.21     16,099.39
                                                          2005      4.21         4.58     15,790.77
                                                          2006      4.58         4.72     22,838.98
                                                          2007      4.72         6.09     47,468.52
                                                          2008      6.09         3.30     41,025.77
                                                          2009      3.30         5.15      8,819.45
                                                          2010      5.15         6.45          7.63

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.76        11.67          0.00
                                                          2002     11.67         9.06      4,782.86
                                                          2003      9.06        12.95      7,467.05
                                                          2004     12.95        14.88      5,583.21
                                                          2005     14.88        15.20      6,267.58
                                                          2006     15.20        17.51      4,443.15
                                                          2007     17.51        16.84      6,010.46
                                                          2008     16.84        10.94      6,532.92
                                                          2009     10.94        13.47      4,123.89
                                                          2010     13.47        16.69          1.62

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.40       $11.23          0.00
                                                       2002     11.23         8.42        721.00
                                                       2003      8.42        10.76      7,788.87
                                                       2004     10.76        11.56      8,626.86
                                                       2005     11.56        12.04      9,561.01
                                                       2006     12.04        13.30      7,638.78
                                                       2007     13.30        14.22      7,383.94
                                                       2008     14.22         8.07      7,083.74
                                                       2009      8.07        11.31      6,680.93
                                                       2010     11.31        12.93          6.14

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.61         8.19          0.00
                                                       2002      8.19         4.48      7,050.36
                                                       2003      4.48         6.00      9,772.60
                                                       2004      6.00         6.93      9,534.74
                                                       2005      6.93         7.77     10,596.73
                                                       2006      7.77         8.08      9,077.24
                                                       2007      8.08         9.30      8,624.70
                                                       2008      9.30         5.49      7,604.48
                                                       2009      5.49         7.82      2,771.87
                                                       2010      7.82         9.78          7.92

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     11.84        11.62          0.00
                                                       2002     11.62         8.32        490.73
                                                       2003      8.32        11.45        833.30
                                                       2004     11.45        12.43        924.10
                                                       2005     12.43        13.48      1,439.23
                                                       2006     13.48        13.67      4,421.55
                                                       2007     13.67        14.67      3,362.26
                                                       2008     14.67         9.15      3,141.10
                                                       2009      9.15        12.42      2,541.62
                                                       2010     12.42        16.36          2.92

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     14.76        15.00          0.00
                                                       2002     15.00        16.04      1,815.51
                                                       2003     16.04        17.66      1,795.85
                                                       2004     17.66        18.39      2,875.95
                                                       2005     18.39        18.47      4,725.75
                                                       2006     18.47        18.95      4,130.05
                                                       2007     18.95        19.26      4,290.27
                                                       2008     19.26        15.99      2,677.83
                                                       2009     15.99        20.64        217.84
                                                       2010     20.64        22.74          2.38

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $13.72       $13.95          0.00
                                                    2002     13.95        14.68      8,190.62
                                                    2003     14.68        14.59     12,119.18
                                                    2004     14.59        14.67     10,341.75
                                                    2005     14.67        14.58      9,992.89
                                                    2006     14.58        14.83     11,123.81
                                                    2007     14.83        15.10     10,817.82
                                                    2008     15.10        14.71      9,445.01
                                                    2009     14.71        14.99      3,972.02
                                                    2010     14.99        15.50          3.79

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.25 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 13.54      $ 14.12          0.00
                                                           2007     14.12        14.24          0.00
                                                           2008     14.24        12.61          0.00
                                                           2009     12.61        13.86          0.00
                                                           2010     13.86        14.40          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.42        13.06          0.00
                                                           2002     13.06        10.32          0.00
                                                           2003     10.32        15.47      7,432.78
                                                           2004     15.47        18.25      1,724.22
                                                           2005     18.25        22.34        529.95
                                                           2006     22.34        27.06        225.68
                                                           2007     27.06        32.07        143.60
                                                           2008     32.07        14.55         16.15
                                                           2009     14.55        22.91         15.75
                                                           2010     22.91        27.39         17.22

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    106.37        96.00          0.00
                                                           2002     96.00        70.80          0.00
                                                           2003     70.80        94.57      6,362.14
                                                           2004     94.57       103.86        308.48
                                                           2005    103.86       117.82         44.81
                                                           2006    117.82       126.79          0.00
                                                           2007    126.79       139.05          0.00
                                                           2008    139.05        76.05          0.00
                                                           2009     76.05       103.51          0.00
                                                           2010    103.51       119.94          0.00

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     74.63        71.41          0.00
                                                           2002     71.41        56.92          0.00
                                                           2003     56.92        73.60      4,976.20
                                                           2004     73.60        79.30        207.31
                                                           2005     79.30        81.94        148.26
                                                           2006     81.94        92.17        446.02
                                                           2007     92.17        94.51        126.63
                                                           2008     94.51        57.34         96.65
                                                           2009     57.34        73.47         84.09
                                                           2010     73.47        79.92         56.72

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.23      $ 10.46          0.00
                                                           2002     10.46         8.43          0.00
                                                           2003      8.43        10.54      4,356.16
                                                           2004     10.54        12.16         27.68
                                                           2005     12.16        14.01          0.00
                                                           2006     14.01        15.92          0.00
                                                           2007     15.92        17.16          0.00
                                                           2008     17.16         9.36          0.00
                                                           2009      9.36        11.16          0.00
                                                           2010     11.16        11.68          0.00

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     10.93        11.10          0.00
                                                           2002     11.10        11.94          0.00
                                                           2003     11.94        12.09     18,272.11
                                                           2004     12.09        12.28      6,452.85
                                                           2005     12.28        12.25     10,388.33
                                                           2006     12.25        12.44      3,833.65
                                                           2007     12.44        12.98      4,058.90
                                                           2008     12.98        13.42      3,042.44
                                                           2009     13.42        13.80      3,187.82
                                                           2010     13.80        14.28      3,254.04

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     33.20        31.20          0.00
                                                           2002     31.20        21.72          0.00
                                                           2003     21.72        29.86      4,627.03
                                                           2004     29.86        32.93        176.92
                                                           2005     32.93        35.59          0.00
                                                           2006     35.59        37.08          0.00
                                                           2007     37.08        43.64          0.00
                                                           2008     43.64        23.13          0.00
                                                           2009     23.13        33.74          0.00
                                                           2010     33.74        38.01          0.00

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     36.31        38.09          0.00
                                                           2003     38.09        39.36      1,645.72
                                                           2004     39.36        40.13        673.24
                                                           2005     40.13        40.12         97.76
                                                           2006     40.12        40.91          0.00
                                                           2007     40.91        42.44          0.00
                                                           2008     42.44        40.01          0.00
                                                           2009     40.01        42.76          0.00
                                                           2010     42.76        45.23          0.00

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     35.18        36.02          0.00
                                                           2002     36.02       308.82          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $32.68       $31.74          0.00
                                                           2002     31.74        26.71          0.00
                                                           2003     26.71        31.45      5,411.12
                                                           2004     31.45        33.29      3,113.55
                                                           2005     33.29        33.51        824.18
                                                           2006     33.51        36.16          0.00
                                                           2007     36.16        37.36          0.00
                                                           2008     37.36        27.44          0.00
                                                           2009     27.44        31.43          0.00
                                                           2010     31.43        33.64          0.00

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     65.28        65.52          0.00
                                                           2008     65.52        40.19          0.00
                                                           2009     40.19        46.88          0.00
                                                           2010     46.88        51.65          0.00

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     60.48        56.25          0.00
                                                           2002     56.25        40.58          0.00
                                                           2003     40.58        51.60      2,441.30
                                                           2004     51.60        55.85        210.87
                                                           2005     55.85        56.49          0.00
                                                           2006     56.49        62.93          0.00
                                                           2007     62.93        65.83          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.87          0.00
                                                           2003      7.87        10.43      5,264.49
                                                           2004     10.43        11.55        152.42
                                                           2005     11.55        11.94          0.00
                                                           2006     11.94        13.92        103.81
                                                           2007     13.92        14.05        103.61
                                                           2008     14.05         8.92         30.08
                                                           2009      8.92         9.70         29.36
                                                           2010      9.70        10.34         30.65

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     19.12        18.91     23,443.30
                                                           2004     18.91        18.64      2,827.64
                                                           2005     18.64        18.73      1,086.98
                                                           2006     18.73        19.17      1,515.72
                                                           2007     19.17        19.66        852.12
                                                           2008     19.66        19.74      1,571.43
                                                           2009     19.74        19.36      1,562.69
                                                           2010     19.36        18.93      1,632.64

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $25.66       $24.88          0.00
                                                        2002     24.88        20.30          0.00
                                                        2003     20.30        25.95      3,488.19
                                                        2004     25.95        28.45          9.60
                                                        2005     28.45        30.64          0.00
                                                        2006     30.64        34.28          0.00
                                                        2007     34.28        35.00          0.00
                                                        2008     35.00        20.71          0.00
                                                        2009     20.71        26.70          0.00
                                                        2010     26.70        29.19          0.00

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     21.06        17.23          0.00
                                                        2003     17.23        21.36        745.92
                                                        2004     21.36        23.71         42.53
                                                        2005     23.71        25.63        420.62
                                                        2006     25.63        28.01        166.40
                                                        2007     28.01        28.49         86.12
                                                        2008     28.49        16.98          0.00
                                                        2009     16.98        20.20          0.00
                                                        2010     20.20        22.59          0.73

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.54         8.74          0.00
                                                        2003      8.74        11.55          0.00
                                                        2004     11.55        13.63          0.00
                                                        2005     13.63        15.23        945.67
                                                        2006     15.23        19.21      1,047.95
                                                        2007     19.21        18.60        861.08
                                                        2008     18.60        10.76         44.65
                                                        2009     10.76        16.33         43.58
                                                        2010     16.33        18.60         45.93

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.17         8.40          0.00
                                                        2003      8.40        11.42          0.00
                                                        2004     11.42        11.90      1,464.04
                                                        2005     11.90        12.62          0.00
                                                        2006     12.62        14.10          0.00
                                                        2007     14.10        15.33          0.00
                                                        2008     15.33         9.18          0.00
                                                        2009      9.18        12.03          0.00
                                                        2010     12.03        14.86          0.00

Jennison Growth Investment Division (Class E)/(c)(g)/.. 2005      3.90         4.66          0.00
                                                        2006      4.66         4.68          0.00
                                                        2007      4.68         5.10          0.00
                                                        2008      5.10         3.16          0.00
                                                        2009      3.16         4.33          0.00
                                                        2010      4.33         4.71          0.00

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.33       $ 4.85          0.00
                                                               2002      4.85         3.37          0.00
                                                               2003      3.37         4.14        589.27
                                                               2004      4.14         4.23          1.89
                                                               2005      4.23         3.86          0.00

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.34         9.57          0.00
                                                               2003      9.57        11.83      1,883.92
                                                               2004     11.83        13.24        779.64
                                                               2005     13.24        14.01          0.00
                                                               2006     14.01        15.72          0.00
                                                               2007     15.72        14.96          0.00
                                                               2008     14.96         9.03          0.00
                                                               2009      9.03        12.09          0.00
                                                               2010     12.09        14.55          0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Partners Aggressive
  Growth (Class E))/(e)/...................................... 2003      5.46         6.62      1,917.03
                                                               2004      6.62         7.03        264.38
                                                               2005      7.03         7.82          0.00
                                                               2006      7.82         7.52          0.00
                                                               2007      7.52         7.52          0.00
                                                               2008      7.52         4.48          0.00
                                                               2009      4.48         5.84          0.00
                                                               2010      5.84         7.07          0.00

Legg Mason Partners Aggressive Growth Investment Division
  (Class E)/(e)
  /(formerly Janus Aggressive Growth)......................... 2001      8.84         7.70          0.00
                                                               2002      7.70         5.21          0.00
                                                               2003      5.21         5.46          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      8.88         9.47          0.00
                                                               2007      9.47         8.72          0.00
                                                               2008      8.72         3.87          0.00
                                                               2009      3.87         5.22          0.00
                                                               2010      5.22         5.48          0.00

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.55         8.10          0.00
                                                               2002      8.10         6.32          0.00
                                                               2003      6.32         7.51        125.61
                                                               2004      7.51         8.17         12.67
                                                               2005      8.17         8.55          0.00
                                                               2006      8.55         8.92          0.00

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $21.58       $21.05          0.00
                                                               2002     21.05        16.12          0.00
                                                               2003     16.12        21.48         67.95
                                                               2004     21.48        24.41         94.21
                                                               2005     24.41        25.49         24.26
                                                               2006     25.49        29.03          0.00
                                                               2007     29.03        31.71          0.00
                                                               2008     31.71        19.84          0.00
                                                               2009     19.84        25.24          0.00
                                                               2010     25.24        31.42          0.00

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.15         8.74          0.00
                                                               2002      8.74         6.17          0.00
                                                               2003      6.17         8.72      4,773.04
                                                               2004      8.72         9.49        431.63
                                                               2005      9.49         9.69          0.00
                                                               2006      9.69        10.41          0.00
                                                               2007     10.41        10.64          0.00
                                                               2008     10.64         6.10          0.00
                                                               2009      6.10         7.75          0.00
                                                               2010      7.75         9.96          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.34         9.97          0.00
                                                               2003      9.97        11.63      6,993.21
                                                               2004     11.63        12.31      1,451.87
                                                               2005     12.31        12.23        872.32
                                                               2006     12.23        13.06        871.10
                                                               2007     13.06        13.63        680.85
                                                               2008     13.63        10.85        472.50
                                                               2009     10.85        14.53        295.22
                                                               2010     14.53        16.05        139.03

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.37        10.08          0.00
                                                               2002     10.08        15.01          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     23.68        24.41          0.00
                                                               2002     24.41        21.72          0.00
                                                               2003     21.72        28.13      3,928.61
                                                               2004     28.13        30.19        406.11
                                                               2005     30.19        32.42         81.97
                                                               2006     32.42        35.59          0.00
                                                               2007     35.59        32.36          0.00
                                                               2008     32.36        17.06          0.00
                                                               2009     17.06        23.58          0.00
                                                               2010     23.58        26.48          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.33       $10.19          0.00
                                                        2002     10.19         8.46          0.00
                                                        2003      8.46        11.15      9,542.64
                                                        2004     11.15        12.64      1,548.24
                                                        2005     12.64        13.86      1,333.13
                                                        2006     13.86        14.89        402.01
                                                        2007     14.89        15.67        391.78
                                                        2008     15.67         9.75        475.29
                                                        2009      9.75        13.06        433.11
                                                        2010     13.06        16.10        408.75

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     34.63        32.58          0.00
                                                        2002     32.58        24.72          0.00
                                                        2003     24.72        30.93     11,621.20
                                                        2004     30.93        33.38      3,131.49
                                                        2005     33.38        34.11      4,354.67
                                                        2006     34.11        38.45      1,429.60
                                                        2007     38.45        39.49      1,397.43
                                                        2008     39.49        24.25      1,702.99
                                                        2009     24.25        29.89      1,703.90
                                                        2010     29.89        33.50      1,691.50

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.98         8.32          0.00
                                                        2002      8.32         7.19          0.00
                                                        2003      7.19         9.29        289.80
                                                        2004      9.29        10.86        132.04
                                                        2005     10.86        12.38          0.00
                                                        2006     12.38        15.35          0.00
                                                        2007     15.35        17.01          0.00
                                                        2008     17.01         9.59          0.00
                                                        2009      9.59        12.35          0.00
                                                        2010     12.35        13.47          0.00

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     31.81        34.39          0.00
                                                        2005     34.39        34.59          0.00
                                                        2006     34.59        37.86          0.00
                                                        2007     37.86        38.54          0.00
                                                        2008     38.54        29.25          0.00
                                                        2009     29.25        33.84          0.00
                                                        2010     33.84        36.33          0.00

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.38        11.18          0.00
                                                        2002     11.18         9.37          0.00
                                                        2003      9.37        11.48     10,777.24
                                                        2004     11.48        12.50        623.01
                                                        2005     12.50        12.03      1,126.55
                                                        2006     12.03        13.87        599.39
                                                        2007     13.87        13.03        512.49
                                                        2008     13.03         8.46          0.00
                                                        2009      8.46         9.98          0.00
                                                        2010      9.98        10.85          3.12

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.16       $ 8.38          0.00
                                                           2002      8.38         6.83          0.00
                                                           2003      6.83         9.17     17,391.18
                                                           2004      9.17        10.71      2,078.05
                                                           2005     10.71        11.84      2,776.80
                                                           2006     11.84        14.54        869.87
                                                           2007     14.54        15.72        793.42
                                                           2008     15.72         8.88      1,059.17
                                                           2009      8.88        11.16        980.53
                                                           2010     11.16        11.79      1,020.13

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     11.76        13.58          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.53        15.04          0.00
                                                           2002     15.04        10.42          0.00
                                                           2003     10.42        13.71      4,150.28
                                                           2004     13.71        15.68        530.39
                                                           2005     15.68        16.36          0.00
                                                           2006     16.36        17.87          0.00
                                                           2007     17.87        18.90          0.00
                                                           2008     18.90         8.24          0.00
                                                           2009      8.24        10.78          0.00
                                                           2010     10.78        11.63          0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.09        13.80          0.00
                                                           2002     13.80        10.59          0.00
                                                           2003     10.59        15.53     15,572.16
                                                           2004     15.53        17.48     39,937.50
                                                           2005     17.48        17.77        127.63
                                                           2006     17.77        20.27          0.00
                                                           2007     20.27        19.11          0.00
                                                           2008     19.11        11.49          0.00
                                                           2009     11.49        12.68          0.00
                                                           2010     12.68        15.06          0.00

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.02        14.66          0.00
                                                           2002     14.66        12.95          0.00
                                                           2003     12.95        17.26      6,593.93
                                                           2004     17.26        20.72        519.11
                                                           2005     20.72        22.71         44.14
                                                           2006     22.71        24.72          0.00
                                                           2007     24.72        24.95          0.00
                                                           2008     24.95        12.83          0.00
                                                           2009     12.83        18.55          0.00
                                                           2010     18.55        22.88          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.45       $11.70          0.00
                                                          2002     11.70         9.60          0.00
                                                          2003      9.60        12.23      6,892.40
                                                          2004     12.23        13.89        333.78
                                                          2005     13.89        15.77          0.00
                                                          2006     15.77        17.97          0.00
                                                          2007     17.97        18.68          0.00
                                                          2008     18.68        10.86          0.00
                                                          2009     10.86        14.88          0.00
                                                          2010     14.88        16.89          0.00

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.21        10.36          0.00
                                                          2002     10.36        11.08          0.00
                                                          2003     11.08        11.32     10,508.38
                                                          2004     11.32        11.62      1,870.39
                                                          2005     11.62        11.63      2,675.31
                                                          2006     11.63        11.90      2,464.08
                                                          2007     11.90        12.53      2,075.26
                                                          2008     12.53        12.30        485.72
                                                          2009     12.30        14.22        303.43
                                                          2010     14.22        15.05        143.46

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.02         6.04          0.00
                                                          2002      6.04         2.92          0.00
                                                          2003      2.92         4.49     31,466.68
                                                          2004      4.49         4.20      1,651.93
                                                          2005      4.20         4.57          0.00
                                                          2006      4.57         4.71          0.00
                                                          2007      4.71         6.07          0.00
                                                          2008      6.07         3.29          0.00
                                                          2009      3.29         5.13          0.00
                                                          2010      5.13         6.42          0.00

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.75        11.65          0.00
                                                          2002     11.65         9.05          0.00
                                                          2003      9.05        12.92      8,898.11
                                                          2004     12.92        14.84        537.77
                                                          2005     14.84        15.15         92.18
                                                          2006     15.15        17.44          0.00
                                                          2007     17.44        16.77          0.00
                                                          2008     16.77        10.89          0.00
                                                          2009     10.89        13.40          0.00
                                                          2010     13.40        16.59          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.38       $11.21          0.00
                                                       2002     11.21         8.41          0.00
                                                       2003      8.41        10.73      5,604.29
                                                       2004     10.73        11.52        699.03
                                                       2005     11.52        11.99      1,556.13
                                                       2006     11.99        13.25      1,171.93
                                                       2007     13.25        14.15        994.56
                                                       2008     14.15         8.03        515.64
                                                       2009      8.03        11.24        394.44
                                                       2010     11.24        12.85        346.66

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.60         8.19          0.00
                                                       2002      8.19         4.48          0.00
                                                       2003      4.48         5.99     12,477.81
                                                       2004      5.99         6.92      1,182.51
                                                       2005      6.92         7.75          0.00
                                                       2006      7.75         8.06          0.00
                                                       2007      8.06         9.27          0.00
                                                       2008      9.27         5.47          0.00
                                                       2009      5.47         7.78          0.00
                                                       2010      7.78         9.74          0.00

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     11.82        11.59          0.00
                                                       2002     11.59         8.30          0.00
                                                       2003      8.30        11.41     13,994.09
                                                       2004     11.41        12.39        607.24
                                                       2005     12.39        13.42          0.00
                                                       2006     13.42        13.61          0.00
                                                       2007     13.61        14.59          0.00
                                                       2008     14.59         9.09          0.00
                                                       2009      9.09        12.34          0.00
                                                       2010     12.34        16.25          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     14.71        14.94          0.00
                                                       2002     14.94        15.98          0.00
                                                       2003     15.98        17.58      3,184.46
                                                       2004     17.58        18.30      1,318.55
                                                       2005     18.30        18.37        670.77
                                                       2006     18.37        18.83          0.00
                                                       2007     18.83        19.13          0.00
                                                       2008     19.13        15.87          0.00
                                                       2009     15.87        20.49          0.00
                                                       2010     20.49        22.56          0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $13.67       $13.90          0.00
                                                    2002     13.90        14.62          0.00
                                                    2003     14.62        14.52      9,746.59
                                                    2004     14.52        14.59        971.63
                                                    2005     14.59        14.50          0.00
                                                    2006     14.50        14.74          0.00
                                                    2007     14.74        15.00          0.00
                                                    2008     15.00        14.61          0.00
                                                    2009     14.61        14.88          0.00
                                                    2010     14.88        15.37          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.30 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)/(k)/... 2006   $ 13.48      $ 14.05      2,260.99
                                                           2007     14.05        14.17      9,257.00
                                                           2008     14.17        12.53      7,101.80
                                                           2009     12.53        13.77      7,029.29
                                                           2010     13.77        14.30          4.73

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(c)/................................ 2001     13.39        13.03          0.00
                                                           2002     13.03        10.29          0.00
                                                           2003     10.29        15.42          0.00
                                                           2004     15.42        18.19     13,630.80
                                                           2005     18.19        22.25     19,596.91
                                                           2006     22.25        26.94     24,763.77
                                                           2007     26.94        31.92     28,149.24
                                                           2008     31.92        14.47     23,694.86
                                                           2009     14.47        22.78     22,122.14
                                                           2010     22.78        27.21      6,180.50

American Funds Growth Investment Division+ (Class 2)/(c)/. 2001    105.45        95.15          0.00
                                                           2002     95.15        70.14          0.00
                                                           2003     70.14        93.63          0.00
                                                           2004     93.63       102.78     11,491.63
                                                           2005    102.78       116.54     11,889.33
                                                           2006    116.54       125.35     12,469.33
                                                           2007    125.35       137.40     11,555.27
                                                           2008    137.40        75.11     10,853.89
                                                           2009     75.11       102.18      8,780.01
                                                           2010    102.18       118.33      1,750.10

American Funds Growth-Income Investment Division+
  (Class 2)/(c)/.......................................... 2001     73.98        70.77          0.00
                                                           2002     70.77        56.39          0.00
                                                           2003     56.39        72.87          0.00
                                                           2004     72.87        78.48     11,225.16
                                                           2005     78.48        81.05     10,819.00
                                                           2006     81.05        91.12     13,217.06
                                                           2007     91.12        93.39     13,454.75
                                                           2008     93.39        56.63     10,951.54
                                                           2009     56.63        72.52     10,577.71
                                                           2010     72.52        78.85      2,314.64

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class E)/(c)/................................ 2001    $11.17      $ 10.41           0.00
                                                           2002     10.41         8.38           0.00
                                                           2003      8.38        10.47           0.00
                                                           2004     10.47        12.08       6,082.13
                                                           2005     12.08        13.90       5,258.45
                                                           2006     13.90        15.80       5,259.74
                                                           2007     15.80        17.01       3,521.03
                                                           2008     17.01         9.27       2,273.16
                                                           2009      9.27        11.06       2,143.16
                                                           2010     11.06        11.57           7.45

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class E)/(c)/..................... 2001     10.91        11.08           0.00
                                                           2002     11.08        11.92           0.00
                                                           2003     11.92        12.05           0.00
                                                           2004     12.05        12.24      86,667.12
                                                           2005     12.24        12.21     121,422.56
                                                           2006     12.21        12.39     126,227.38
                                                           2007     12.39        12.92     118,169.13
                                                           2008     12.92        13.36      79,215.67
                                                           2009     13.36        13.72      69,343.08
                                                           2010     13.72        14.19      20,004.96

BlackRock Aggressive Growth Investment Division
  (Class E)/(c)/.......................................... 2001     32.98        30.99           0.00
                                                           2002     30.99        21.56           0.00
                                                           2003     21.56        29.63           0.00
                                                           2004     29.63        32.65       5,654.89
                                                           2005     32.65        35.28       6,672.87
                                                           2006     35.28        36.73       3,077.94
                                                           2007     36.73        43.21       2,537.74
                                                           2008     43.21        22.89       4,093.28
                                                           2009     22.89        33.38       3,514.33
                                                           2010     33.38        37.58       1,039.68

BlackRock Bond Income Investment Division (Class E)/(a)/.. 2002     35.97        37.72           0.00
                                                           2003     37.72        38.96           0.00
                                                           2004     38.96        39.70       4,986.18
                                                           2005     39.70        39.67       5,151.32
                                                           2006     39.67        40.43       4,469.32
                                                           2007     40.43        41.92       2,774.84
                                                           2008     41.92        39.51       1,401.60
                                                           2009     39.51        42.20       1,325.39
                                                           2010     42.20        44.61         251.27

BlackRock Bond Income Investment Division (Class E)/(a)/
  (formerly SSR Income Class E)........................... 2001     34.86        35.69           0.00
                                                           2002     35.69       305.92           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class E)/(c)/.. 2001    $32.43       $31.50          0.00
                                                           2002     31.50        26.49          0.00
                                                           2003     26.49        31.17          0.00
                                                           2004     31.17        32.99     14,472.06
                                                           2005     32.99        33.19     17,853.00
                                                           2006     33.19        35.79     14,006.47
                                                           2007     35.79        36.96     16,142.71
                                                           2008     36.96        27.14     16,098.19
                                                           2009     27.14        31.07     16,953.77
                                                           2010     31.07        33.23      1,465.17

BlackRock Large Cap Core Investment Division*
  (Class E)/(m)/.......................................... 2007     64.50        64.72      3,544.63
                                                           2008     64.72        39.68      3,420.61
                                                           2009     39.68        46.26      3,250.40
                                                           2010     46.26        50.94      1,284.02

BlackRock Large Cap Investment Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.............. 2001     59.93        55.73          0.00
                                                           2002     55.73        40.18          0.00
                                                           2003     40.18        51.07          0.00
                                                           2004     51.07        55.25      7,313.05
                                                           2005     55.25        55.86      6,248.30
                                                           2006     55.86        62.19      5,053.74
                                                           2007     62.19        65.05          0.00

BlackRock Large Cap Value Investment Division
  (Class E)/(d)/.......................................... 2002     10.00         7.87          0.00
                                                           2003      7.87        10.42          0.00
                                                           2004     10.42        11.54     26,348.91
                                                           2005     11.54        11.92     24,565.40
                                                           2006     11.92        13.89     25,010.96
                                                           2007     13.89        14.01     30,856.76
                                                           2008     14.01         8.89     28,536.21
                                                           2009      8.89         9.66     22,955.58
                                                           2010      9.66        10.29     10,520.73

BlackRock Money Market Investment Division (Class E)/(f)/. 2003     18.93        18.72         82.45
                                                           2004     18.72        18.45         81.93
                                                           2005     18.45        18.52         81.33
                                                           2006     18.52        18.94         80.87
                                                           2007     18.94        19.42         80.25
                                                           2008     19.42        19.49         79.66
                                                           2009     19.49        19.11         79.05
                                                           2010     19.11        18.67          2.97

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class E)/(c)/. 2001    $25.57       $24.79          0.00
                                                        2002     24.79        20.22          0.00
                                                        2003     20.22        25.83          0.00
                                                        2004     25.83        28.31      4,667.64
                                                        2005     28.31        30.47      5,414.13
                                                        2006     30.47        34.07     12,400.42
                                                        2007     34.07        34.77     12,614.06
                                                        2008     34.77        20.57     12,033.70
                                                        2009     20.57        26.50     10,838.38
                                                        2010     26.50        28.95      1,477.05

FI Value Leaders Investment Division (Class E)/(d)/.... 2002     20.96        17.15          0.00
                                                        2003     17.15        21.24          0.00
                                                        2004     21.24        23.58      3,149.62
                                                        2005     23.58        25.47      2,204.25
                                                        2006     25.47        27.82      1,498.51
                                                        2007     27.82        28.28        839.18
                                                        2008     28.28        16.85        245.49
                                                        2009     16.85        20.03        243.40
                                                        2010     20.03        22.39         39.92

Harris Oakmark International Investment Division
  (Class E)/(d)/....................................... 2002     10.54         8.74          0.00
                                                        2003      8.74        11.54          0.00
                                                        2004     11.54        13.61      1,149.03
                                                        2005     13.61        15.20      1,645.97
                                                        2006     15.20        19.16      6,411.51
                                                        2007     19.16        18.54     13,217.81
                                                        2008     18.54        10.72      9,951.27
                                                        2009     10.72        16.26      8,383.57
                                                        2010     16.26        18.52      6,189.93

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment
  Division)/(d)/....................................... 2002     11.17         8.39          0.00
                                                        2003      8.39        11.41          0.00
                                                        2004     11.41        11.88      5,429.33
                                                        2005     11.88        12.59      5,607.48
                                                        2006     12.59        14.06      5,493.64
                                                        2007     14.06        15.28      5,262.38
                                                        2008     15.28         9.15      5,258.44
                                                        2009      9.15        11.98      5,257.85
                                                        2010     11.98        14.79      2,611.62

Jennison Growth Investment Division (Class E)/(c) (g)/. 2005      3.89         4.65        599.63
                                                        2006      4.65         4.66     18,445.35
                                                        2007      4.66         5.08        310.35
                                                        2008      5.08         3.15        309.75
                                                        2009      3.15         4.30        309.75
                                                        2010      4.30         4.69          4.44

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Investment Division)........... 2001    $ 5.33       $ 4.84          0.00
                                                               2002      4.84         3.36          0.00
                                                               2003      3.36         4.13          0.00
                                                               2004      4.13         4.22        652.81
                                                               2005      4.22         3.85        638.13

Lazard Mid Cap Investment Division (Class E)/(d)/............. 2002     11.33         9.57          0.00
                                                               2003      9.57        11.82          0.00
                                                               2004     11.82        13.21      6,752.57
                                                               2005     13.21        13.98      4,932.66
                                                               2006     13.98        15.68      7,214.70
                                                               2007     15.68        14.91     10,961.23
                                                               2008     14.91         9.00      5,828.73
                                                               2009      9.00        12.04      4,819.59
                                                               2010     12.04        14.48      2,384.21

Legg Mason ClearBridge Aggressive Growth
  Investment Division
  (formerly Legg Mason Partners Aggressive Growth
  (Class E))/(e)/............................................. 2003      5.46         6.62          0.00
                                                               2004      6.62         7.02      2,486.07
                                                               2005      7.02         7.80      3,875.29
                                                               2006      7.80         7.50      3,545.85
                                                               2007      7.50         7.50      3,572.46
                                                               2008      7.50         4.47      3,194.27
                                                               2009      4.47         5.82      3,192.25
                                                               2010      5.82         7.04          3.58

Legg Mason Partners Aggressive Growth Investment Division
  (Class E)/(e)/
  (formerly Janus Aggressive Growth).......................... 2001      8.84         7.70          0.00
                                                               2002      7.70         5.21          0.00
                                                               2003      5.21         5.46          0.00

Legg Mason Value Equity Investment Division
  (Class E)/(c)(l)/........................................... 2006      8.85         9.44        329.54
                                                               2007      9.44         8.68        784.70
                                                               2008      8.68         3.85        328.14
                                                               2009      3.85         5.19        152.52
                                                               2010      5.19         5.45          7.31

Legg Mason Value Equity Investment Division (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Investment Division)....... 2001      8.54         8.09          0.00
                                                               2002      8.09         6.31          0.00
                                                               2003      6.31         7.49          0.00
                                                               2004      7.49         8.14      2,560.51
                                                               2005      8.14         8.53        649.63
                                                               2006      8.53         8.89        330.20

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)
  (formerly Loomis Sayles Small Cap Investment
  Division)/(c)/.............................................. 2001    $21.50       $20.96          0.00
                                                               2002     20.96        16.05          0.00
                                                               2003     16.05        21.38          0.00
                                                               2004     21.38        24.28        179.83
                                                               2005     24.28        25.34        747.23
                                                               2006     25.34        28.85      2,780.35
                                                               2007     28.85        31.50      5,193.80
                                                               2008     31.50        19.70      3,570.26
                                                               2009     19.70        25.04      3,505.53
                                                               2010     25.04        31.16        119.50

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class E))/(c)/......................... 2001      9.15         8.74          0.00
                                                               2002      8.74         6.16          0.00
                                                               2003      6.16         8.71          0.00
                                                               2004      8.71         9.47      5,267.43
                                                               2005      9.47         9.67      5,222.81
                                                               2006      9.67        10.38      7,095.54
                                                               2007     10.38        10.60     12,101.08
                                                               2008     10.60         6.07      5,283.40
                                                               2009      6.07         7.71      3,375.21
                                                               2010      7.71         9.91          6.08

Lord Abbett Bond Debenture Investment Division
  (Class E)/(b)/.............................................. 2002     10.31         9.94          0.00
                                                               2003      9.94        11.59          0.00
                                                               2004     11.59        12.26      6,995.83
                                                               2005     12.26        12.18      9,349.84
                                                               2006     12.18        12.99     10,749.06
                                                               2007     12.99        13.55     13,210.27
                                                               2008     13.55        10.79     10,001.41
                                                               2009     10.79        14.43      6,152.15
                                                               2010     14.43        15.94        264.66

Lord Abbett Bond Debenture Investment Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Investment
  Division)................................................... 2001     10.34        10.05          0.00
                                                               2002     10.05        14.97          0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division) (Class E)/(c)/.................................... 2001     23.58        24.30          0.00
                                                               2002     24.30        21.61          0.00
                                                               2003     21.61        27.98          0.00
                                                               2004     27.98        30.01     10,585.04
                                                               2005     30.01        32.21     12,752.37
                                                               2006     32.21        35.35     13,359.55
                                                               2007     35.35        32.13     12,058.79
                                                               2008     32.13        16.93      9,227.36
                                                               2009     16.93        23.38      9,514.53
                                                               2010     23.38        26.25      3,485.99

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)/(c)/....................................... 2001    $10.33       $10.18          0.00
                                                        2002     10.18         8.45          0.00
                                                        2003      8.45        11.14          0.00
                                                        2004     11.14        12.61     18,576.62
                                                        2005     12.61        13.82     18,971.32
                                                        2006     13.82        14.84     20,242.27
                                                        2007     14.84        15.61     24,468.60
                                                        2008     15.61         9.71     21,241.31
                                                        2009      9.71        13.00     15,953.73
                                                        2010     13.00        16.02      2,839.34

MetLife Stock Index Investment Division (Class E)/(c)/. 2001     34.43        32.39          0.00
                                                        2002     32.39        24.56          0.00
                                                        2003     24.56        30.72          0.00
                                                        2004     30.72        33.14     51,659.02
                                                        2005     33.14        33.84     61,469.18
                                                        2006     33.84        38.13     61,955.55
                                                        2007     38.13        39.14     60,082.79
                                                        2008     39.14        24.03     66,198.66
                                                        2009     24.03        29.60     54,131.11
                                                        2010     29.60        33.15     14,968.51

MFS(R) Research International Investment Division
  (Class E)/(c)/....................................... 2001      8.98         8.32          0.00
                                                        2002      8.32         7.18          0.00
                                                        2003      7.18         9.27          0.00
                                                        2004      9.27        10.84      2,973.62
                                                        2005     10.84        12.35      2,874.17
                                                        2006     12.35        15.30      6,712.41
                                                        2007     15.30        16.95     14,077.15
                                                        2008     16.95         9.55     10,381.44
                                                        2009      9.55        12.30      5,882.28
                                                        2010     12.30        13.41        310.78

MFS(R) Total Return Investment Division (Class E)/(i)/. 2004     31.54        34.09        166.11
                                                        2005     34.09        34.27        847.21
                                                        2006     34.27        37.49        504.29
                                                        2007     37.49        38.14      8,629.69
                                                        2008     38.14        28.94      6,112.80
                                                        2009     28.94        33.46      6,808.48
                                                        2010     33.46        35.90      2,357.63

MFS(R) Value Investment Division (Class E)/(c)/........ 2001     11.37        11.16          0.00
                                                        2002     11.16         9.35          0.00
                                                        2003      9.35        11.46          0.00
                                                        2004     11.46        12.46     34,994.12
                                                        2005     12.46        11.99     34,085.81
                                                        2006     11.99        13.82     38,903.26
                                                        2007     13.82        12.97     32,180.58
                                                        2008     12.97         8.41     30,478.50
                                                        2009      8.41         9.92     24,513.24
                                                        2010      9.92        10.79      6,500.75

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Investment Division
  (Class E)/(c)/.......................................... 2001    $ 9.15       $ 8.37          0.00
                                                           2002      8.37         6.81          0.00
                                                           2003      6.81         9.14          0.00
                                                           2004      9.14        10.67     37,651.95
                                                           2005     10.67        11.79     40,735.18
                                                           2006     11.79        14.48     43,810.10
                                                           2007     14.48        15.64     43,124.87
                                                           2008     15.64         8.84     34,166.97
                                                           2009      8.84        11.10     28,472.54
                                                           2010     11.10        11.72      7,171.52

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)/(n)/.......................................... 2010     11.68        13.49      3,110.29

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))/(c)(h)/...................................... 2001     17.49        15.00          0.00
                                                           2002     15.00        10.39          0.00
                                                           2003     10.39        13.66          0.00
                                                           2004     13.66        15.62     15,648.31
                                                           2005     15.62        16.29     15,342.07
                                                           2006     16.29        17.78     11,503.36
                                                           2007     17.78        18.80      8,808.99
                                                           2008     18.80         8.19      9,063.38
                                                           2009      8.19        10.71      6,659.68
                                                           2010     10.71        11.55          0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class E)/(c)/.......................................... 2001     14.08        13.79          0.00
                                                           2002     13.79        10.58          0.00
                                                           2003     10.58        15.50          0.00
                                                           2004     15.50        17.45     10,020.09
                                                           2005     17.45        17.72     42,291.40
                                                           2006     17.72        20.21     42,799.56
                                                           2007     20.21        19.04     40,437.15
                                                           2008     19.04        11.44     30,847.28
                                                           2009     11.44        12.62     29,630.29
                                                           2010     12.62        14.98     10,291.09

Neuberger Berman Mid Cap Value Investment Division
  (Class E)/(c)/.......................................... 2001     15.00        14.64          0.00
                                                           2002     14.64        12.92          0.00
                                                           2003     12.92        17.22          0.00
                                                           2004     17.22        20.66     15,846.40
                                                           2005     20.66        22.63     25,255.67
                                                           2006     22.63        24.61     27,257.58
                                                           2007     24.61        24.84     28,604.87
                                                           2008     24.84        12.77     23,897.67
                                                           2009     12.77        18.44     24,459.06
                                                           2010     18.44        22.74      6,960.45

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division
  (Class E)/(c)/......................................... 2001    $12.43       $11.67          0.00
                                                          2002     11.67         9.57          0.00
                                                          2003      9.57        12.19          0.00
                                                          2004     12.19        13.84      7,466.42
                                                          2005     13.84        15.70      8,390.67
                                                          2006     15.70        17.88      8,151.32
                                                          2007     17.88        18.58      9,601.04
                                                          2008     18.58        10.80      3,894.39
                                                          2009     10.80        14.78      3,721.25
                                                          2010     14.78        16.77        504.90

PIMCO Total Return Investment Division (Class E)/(c)/.... 2001     10.20        10.36          0.00
                                                          2002     10.36        11.07          0.00
                                                          2003     11.07        11.30          0.00
                                                          2004     11.30        11.60     36,703.08
                                                          2005     11.60        11.60     38,426.76
                                                          2006     11.60        11.87     36,286.35
                                                          2007     11.87        12.48     34,625.35
                                                          2008     12.48        12.26     30,494.01
                                                          2009     12.26        14.16     28,601.70
                                                          2010     14.16        14.98      6,567.68

RCM Tecnology Investment Division (Class E)/(c)/......... 2001      7.02         6.04          0.00
                                                          2002      6.04         2.92          0.00
                                                          2003      2.92         4.49          0.00
                                                          2004      4.49         4.20     43,636.13
                                                          2005      4.20         4.56     41,257.74
                                                          2006      4.56         4.69     20,737.14
                                                          2007      4.69         6.05     10,501.01
                                                          2008      6.05         3.28     12,493.01
                                                          2009      3.28         5.11      4,535.60
                                                          2010      5.11         6.38      1,603.83

Russell 2000(R) Index Investment Division (Class E)/(c)/. 2001     11.73        11.63          0.00
                                                          2002     11.63         9.03          0.00
                                                          2003      9.03        12.88          0.00
                                                          2004     12.88        14.79     15,388.66
                                                          2005     14.79        15.10     22,958.28
                                                          2006     15.10        17.37     18,641.35
                                                          2007     17.37        16.69     21,158.37
                                                          2008     16.69        10.83     18,970.10
                                                          2009     10.83        13.32     16,825.30
                                                          2010     13.32        16.49      6,716.64

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001    $11.37       $11.19          0.00
                                                       2002     11.19         8.39          0.00
                                                       2003      8.39        10.71          0.00
                                                       2004     10.71        11.49     14,099.77
                                                       2005     11.49        11.95     15,396.07
                                                       2006     11.95        13.20     13,072.52
                                                       2007     13.20        14.09     10,313.66
                                                       2008     14.09         7.99      9,079.63
                                                       2009      7.99        11.18      9,598.42
                                                       2010     11.18        12.77        144.32

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001      8.60         8.19          0.00
                                                       2002      8.19         4.47          0.00
                                                       2003      4.47         5.98          0.00
                                                       2004      5.98         6.90     25,770.94
                                                       2005      6.90         7.73     26,728.47
                                                       2006      7.73         8.04     21,651.21
                                                       2007      8.04         9.24     30,980.43
                                                       2008      9.24         5.45     14,394.59
                                                       2009      5.45         7.75     12,734.05
                                                       2010      7.75         9.69      3,584.79

T. Rowe Price Small Cap Growth Investment Division
  (Class E)/(c)/...................................... 2001     11.79        11.56          0.00
                                                       2002     11.56         8.27          0.00
                                                       2003      8.27        11.37          0.00
                                                       2004     11.37        12.34     14,579.41
                                                       2005     12.34        13.36     17,507.06
                                                       2006     13.36        13.54     17,429.19
                                                       2007     13.54        14.51     13,359.56
                                                       2008     14.51         9.04      6,127.32
                                                       2009      9.04        12.26      3,719.73
                                                       2010     12.26        16.14        642.58

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)/(c)/.................. 2001     14.66        14.89          0.00
                                                       2002     14.89        15.91          0.00
                                                       2003     15.91        17.50          0.00
                                                       2004     17.50        18.20     32,653.31
                                                       2005     18.20        18.27     34,359.82
                                                       2006     18.27        18.72     32,363.62
                                                       2007     18.72        19.00     31,801.74
                                                       2008     19.00        15.76     26,188.70
                                                       2009     15.76        20.33     20,103.85
                                                       2010     20.33        22.38      8,125.89

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class E)/(c)/.......................... 2001    $13.63       $13.85          0.00
                                                    2002     13.85        14.56          0.00
                                                    2003     14.56        14.45          0.00
                                                    2004     14.45        14.52      7,489.64
                                                    2005     14.52        14.41      7,765.52
                                                    2006     14.41        14.65      8,118.00
                                                    2007     14.65        14.90      4,958.70
                                                    2008     14.90        14.50      2,210.16
                                                    2009     14.50        14.77      2,099.48
                                                    2010     14.77        15.25        479.03

--------
/(a)/ The assets of the State Street Research Income Investment Division merged into this Investment Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Investment Division.
/(b) /The assets of the Loomis Sayles High Yield Bond Investment Division merged into the Lord Abbett Bond Debenture Investment Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Investment Division.
/(c) /Inception date: August 3, 2001.
/(d) /Inception date: May 1, 2002.
/(e) /The assets of the Janus Growth Investment Division merged into the Janus
     Aggressive Growth Investment Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of the Janus Growth Investment Division.
/(f) /Inception date: May 1, 2003
/(g) /The assets in this investment division merged into the Jennison Growth
     Investment Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.
/(h) /This investment division merged into the Janus Mid Cap Investment
     Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit value history presented here is of the Janus Mid Cap Investment Division.
/(i) /Inception date May 1, 2004.
/(k) /Inception date May 1, 2006.
/(l) /The assets of MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.
/(m) /The assets of BlackRock Large Cap Investment Division (formerly BlackRock
     Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
/(n) /The assets of FI Mid Cap Opportunities Investment Division were merged into this investment division on May 3, 2010. Accumulation unit values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.
+ The accumulation unit values for this American Funds(R) Investment Division are calculated with an additional .15% separate account charge which was in effect prior to May 1, 2004.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.25 SEPARATE ACCOUNT CHARGE

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
American Funds Balanced Allocation Investment Division (Class C)/(i)/. 2008   $ 10.00      $  7.01     5,363,317.01
                                                                       2009      7.01         8.96    18,010,048.59
                                                                       2010      8.96         9.92    29,542,398.60

American Funds Bond Investment Division+ (Class 2)/(e)/............... 2006     14.82        15.56       365,887.51
                                                                       2007     15.56        15.85       768,194.65
                                                                       2008     15.85        14.17       554,431.26
                                                                       2009     14.17        15.73       461,528.53
                                                                       2010     15.73        16.51       417,970.90

American Funds Global Small Capitalization Investment Division+
  (Class 2)/(a)/...................................................... 2001     13.86        13.54             0.00
                                                                       2002     13.54        10.81       176,357.64
                                                                       2003     10.81        16.37       793,521.46
                                                                       2004     16.37        19.51     1,684,630.59
                                                                       2005     19.51        24.12     1,942,621.89
                                                                       2006     24.12        29.51     2,014,130.80
                                                                       2007     29.51        35.33     2,066,061.06
                                                                       2008     35.33        16.19     1,676,113.20
                                                                       2009     16.19        25.75     1,627,893.35
                                                                       2010     25.75        31.09     1,542,372.20

American Funds Growth Allocation Investment Division (Class C)/(i)/... 2008      9.99         6.36    11,381,509.85
                                                                       2009      6.36         8.42    21,656,706.19
                                                                       2010      8.42         9.44    22,320,507.44

American Funds Growth Investment Division+ (Class 2)/(a)/............. 2001    126.65       114.77             0.00
                                                                       2002    114.77        85.50       100,894.63
                                                                       2003     85.50       115.34       484,308.87
                                                                       2004    115.34       127.95       832,307.70
                                                                       2005    127.95       146.61       850,455.08
                                                                       2006    146.61       159.35       855,979.03
                                                                       2007    159.35       176.52       789,249.89
                                                                       2008    176.52        97.52       685,332.95
                                                                       2009     97.52       134.07       644,152.88
                                                                       2010    134.07       156.90       606,411.59

American Funds Growth-Income Investment Division+ (Class 2)/(a)/...... 2001     88.85        85.37             0.00
                                                                       2002     85.37        68.74       127,625.35
                                                                       2003     68.74        89.76       634,858.72
                                                                       2004     89.76        97.69     1,040,319.53
                                                                       2005     97.69       101.96       992,089.03
                                                                       2006    101.96       115.83       915,468.87
                                                                       2007    115.83       119.97       847,614.09
                                                                       2008    119.97        73.52       701,937.54
                                                                       2009     73.52        95.15       648,730.37
                                                                       2010     95.15       104.55       616,925.22

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
American Funds Moderate Allocation Investment Division (Class C)/(i)/. 2008    $10.01       $ 7.69    11,825,226.62
                                                                       2009      7.69         9.37    31,832,639.17
                                                                       2010      9.37        10.17    47,689,050.02

Artio International Stock Investment Division (formerly Julius Baer
  International Stock Investment Division) (Class B).................. 2004     12.05        13.78       230,542.93
                                                                       2005     13.78        16.00       882,635.15
                                                                       2006     16.00        18.37     1,788,847.70
                                                                       2007     18.37        19.96     2,326,601.22
                                                                       2008     19.96        10.99     3,102,643.46
                                                                       2009     10.99        13.23     3,503,823.36
                                                                       2010     13.23        13.96     3,594,551.26

Barclays Capital Aggregate Bond Index Investment Division (formerly
  Lehman Brothers(R) Aggregate Bond Index Investment Division)
  (Class B)........................................................... 2004     12.51        12.89     3,850,658.98
                                                                       2005     12.89        12.96    11,887,466.57
                                                                       2006     12.96        13.29    16,455,776.79
                                                                       2007     13.29        14.00    20,099,380.29
                                                                       2008     14.00        14.61    17,439,769.63
                                                                       2009     14.61        15.14    22,571,032.66
                                                                       2010     15.14        15.81    27,080,597.56

BlackRock Aggressive Growth Investment Division (Class B)............. 2004     34.38        38.15        48,586.98
                                                                       2005     38.15        41.61       126,036.87
                                                                       2006     41.61        43.76       228,956.11
                                                                       2007     43.76        51.95       383,639.24
                                                                       2008     51.95        27.79       600,156.98
                                                                       2009     27.79        40.90       831,307.99
                                                                       2010     40.90        46.45       916,289.80

BlackRock Bond Income Investment Division (Class B)................... 2004     44.66        46.31       301,057.28
                                                                       2005     46.31        46.72     1,046,108.64
                                                                       2006     46.72        48.05     1,637,036.48
                                                                       2007     48.05        50.31     1,973,936.78
                                                                       2008     50.31        47.86     1,847,352.77
                                                                       2009     47.86        51.61     2,153,908.25
                                                                       2010     51.61        55.08     2,703,572.45

BlackRock Diversified Investment Division (Class B)................... 2004     36.28        39.19       277,202.91
                                                                       2005     39.19        39.79       535,541.81
                                                                       2006     39.79        43.33       698,275.54
                                                                       2007     43.33        45.19       830,380.34
                                                                       2008     45.19        33.48       880,343.66
                                                                       2009     33.48        38.69       925,517.53
                                                                       2010     38.69        41.77       895,833.32

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class B)/(g)/.......... 2007    $80.94       $81.72      197,425.91
                                                                       2008     81.72        50.59      268,816.94
                                                                       2009     50.59        59.56      357,508.56
                                                                       2010     59.56        66.14      351,775.03

BlackRock Large Cap Investment Division (Class B)/(g)/................ 2004     61.39        67.81       63,985.52
                                                                       2005     67.81        69.20      115,756.61
                                                                       2006     69.20        77.79      153,608.48
                                                                       2007     77.79        81.62            0.00

BlackRock Large Cap Value Investment Division (Class B)............... 2004     10.72        11.84      507,414.37
                                                                       2005     11.84        12.34    1,191,101.20
                                                                       2006     12.34        14.52    4,017,678.88
                                                                       2007     14.52        14.79    6,203,097.15
                                                                       2008     14.79         9.47    6,677,973.23
                                                                       2009      9.47        10.39    8,380,701.11
                                                                       2010     10.39        11.18    9,038,984.13

BlackRock Legacy Large Cap Growth Investment Division (Class B)/(c)/.. 2004     23.52        25.80       71,095.54
                                                                       2005     25.80        27.20      179,456.51
                                                                       2006     27.20        27.91      329,519.56
                                                                       2007     27.91        32.64      677,955.31
                                                                       2008     32.64        20.41    1,381,085.09
                                                                       2009     20.41        27.51    1,948,378.56
                                                                       2010     27.51        32.46    2,151,515.42

BlackRock Legacy Large Cap Growth Investment Division--Class
  B (formerly FI Large Cap Investment Division/(e)/)/(j)/............. 2006     17.34        17.56       64,686.86
                                                                       2007     17.56        17.98      159,771.44
                                                                       2008     17.98         9.77      298,616.98
                                                                       2009      9.77        10.19            0.00

BlackRock Money Market Investment Division (Class B).................. 2004     22.66        22.60       51,565.74
                                                                       2005     22.60        22.91      104,247.78
                                                                       2006     22.91        23.65      220,864.59
                                                                       2007     23.65        24.48      423,149.02
                                                                       2008     24.48        24.81    1,019,197.09
                                                                       2009     24.81        24.56    1,111,335.11
                                                                       2010     24.56        24.26    1,344,514.09

Clarion Global Real Estate Investment Division (Class B)/(c)/......... 2004      9.99        12.84    1,489,317.40
                                                                       2005     12.84        14.37    4,338,464.48
                                                                       2006     14.37        19.52    7,835,572.48
                                                                       2007     19.52        16.39    8,113,130.91
                                                                       2008     16.39         9.44    7,850,669.54
                                                                       2009      9.44        12.56    8,085,427.70
                                                                       2010     12.56        14.40    7,970,798.69

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..................... 2004   $ 28.98      $ 31.22      499,387.83
                                                                       2005     31.22        33.91    2,131,611.21
                                                                       2006     33.91        38.29    3,988,041.56
                                                                       2007     38.29        39.45    5,074,167.58
                                                                       2008     39.45        23.56    5,669,478.45
                                                                       2009     23.56        30.64    6,659,881.00
                                                                       2010     30.64        33.80    7,609,124.88

FI Value Leaders Investment Division (Class B)........................ 2004     23.39        26.41       85,618.72
                                                                       2005     26.41        28.81      420,979.54
                                                                       2006     28.81        31.77    1,116,072.48
                                                                       2007     31.77        32.61    1,237,524.46
                                                                       2008     32.61        19.61    1,167,465.68
                                                                       2009     19.61        23.52    1,179,028.29
                                                                       2010     23.52        26.55    1,100,221.92

Harris Oakmark International Investment Division (Class B)............ 2004     12.08        14.03      517,942.94
                                                                       2005     14.03        15.83    2,479,089.48
                                                                       2006     15.83        20.15    5,230,310.81
                                                                       2007     20.15        19.67    6,878,657.12
                                                                       2008     19.67        11.48    5,848,438.73
                                                                       2009     11.48        17.59    7,094,853.93
                                                                       2010     17.59        20.22    9,180,544.61

Invesco Small Cap Growth Investment Division (Met/AIM Small Cap
  Growth Investment Division (Class B))............................... 2004     11.40        12.23       88,967.34
                                                                       2005     12.23        13.08      249,141.21
                                                                       2006     13.08        14.75      379,516.68
                                                                       2007     14.75        16.18      570,283.63
                                                                       2008     16.18         9.79      657,668.14
                                                                       2009      9.79        12.94      943,098.40
                                                                       2010     12.94        16.12      847,369.93

Janus Forty Investment Division (Class B)/(h)/........................ 2007    151.43       185.95      110,979.76
                                                                       2008    185.95       106.51      712,494.40
                                                                       2009    106.51       150.27    1,163,014.01
                                                                       2010    150.27       162.35    1,298,644.78

Jennison Growth Investment Division (Class B)/(b)/.................... 2005      4.09         4.92      412,176.02
                                                                       2006      4.92         4.99    1,003,446.89
                                                                       2007      4.99         5.49    1,164,068.68
                                                                       2008      5.49         3.44    1,376,073.02
                                                                       2009      3.44         4.74    3,200,189.21
                                                                       2010      4.74         5.21    4,846,933.72

Jennison Growth Investment Division (formerly Met/Putnam Voyager
  Investment Division) (Class B)/(b)/................................. 2004      4.25         4.44      114,586.68
                                                                       2005      4.44         4.05      152,249.83

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B).......................... 2004    12.61        13.63       145,014.30
                                                                       2005    13.63        14.54       369,364.09
                                                                       2006    14.54        16.47       693,216.68
                                                                       2007    16.47        15.83     1,336,971.62
                                                                       2008    15.83         9.64     1,227,543.36
                                                                       2009     9.64        13.02     1,384,640.85
                                                                       2010    13.02        15.80     1,392,901.19

Legg Mason ClearBridge Aggressive Growth Investment Division (Legg
  Mason Partners Aggressive Growth (Class B))......................... 2004     6.63         7.22       157,905.31
                                                                       2005     7.22         8.09       441,946.14
                                                                       2006     8.09         7.86       854,039.26
                                                                       2007     7.86         7.93       829,924.69
                                                                       2008     7.93         4.77       784,974.04
                                                                       2009     4.77         6.27       889,731.52
                                                                       2010     6.27         7.66     1,184,792.59

Legg Mason Value Equity Investment Division (Class B)/(f)/............ 2006     9.45        10.14       752,191.91
                                                                       2007    10.14         9.42       819,936.03
                                                                       2008     9.42         4.22       972,413.11
                                                                       2009     4.22         5.75     1,433,098.82
                                                                       2010     5.75         6.10     2,182,977.19

Legg Mason Value Equity Investment Division (formerly MFS(R)
  Investors Trust Investment Division) (Class B)/(f)/................. 2004     7.74         8.59        58,522.26
                                                                       2005     8.59         9.07       300,403.79
                                                                       2006     9.07         9.49       378,586.99

Loomis Sayles Small Cap Core Investment Division (formerly Loomis
  Sayles Small Cap Investment Division) (Class B)..................... 2004    23.77        26.96        62,988.78
                                                                       2005    26.96        28.40       282,001.02
                                                                       2006    28.40        32.65       807,342.10
                                                                       2007    32.65        35.99     1,230,226.05
                                                                       2008    35.99        22.73     1,465,820.56
                                                                       2009    22.73        29.16     1,718,288.85
                                                                       2010    29.16        36.64     1,647,067.79

Loomis Sayles Small Cap Growth Investment Division (formerly Franklin
  Templeton Small Cap Growth Investment Division (Class B))........... 2004     8.85         9.80       157,161.05
                                                                       2005     9.80        10.11       469,945.62
                                                                       2006    10.11        10.95       779,710.51
                                                                       2007    10.95        11.28       982,451.23
                                                                       2008    11.28         6.54     1,137,061.65
                                                                       2009     6.54         8.37     1,330,724.17
                                                                       2010     8.37        10.86     1,216,411.01

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
Lord Abbett Bond Debenture Investment Division (Class B).............. 2004    $16.14       $17.21       433,517.32
                                                                       2005     17.21        17.26     1,644,680.08
                                                                       2006     17.26        18.60     3,053,153.34
                                                                       2007     18.60        19.57     4,120,667.18
                                                                       2008     19.57        15.73     3,918,705.43
                                                                       2009     15.73        21.25     4,795,673.99
                                                                       2010     21.25        23.71     5,207,933.54

Met/Artisan Mid Cap Value Investment Division (formerly Harris
  Oakmark Focused Value Investment Division (Class B))................ 2004     30.62        33.26       377,040.95
                                                                       2005     33.26        36.04     1,158,798.80
                                                                       2006     36.04        39.92     1,544,583.01
                                                                       2007     39.92        36.63     1,646,083.75
                                                                       2008     36.63        19.49     1,530,577.09
                                                                       2009     19.49        27.17     1,570,093.26
                                                                       2010     27.17        30.80     1,517,144.93

Met/Franklin Income Investment Division (Class B)/(i)/................ 2008      9.99         7.99       717,060.40
                                                                       2009      7.99        10.09     1,736,399.97
                                                                       2010     10.09        11.14     3,115,137.26

Met/Franklin Mutual Shares Investment Division (Class B)/(i)/......... 2008      9.99         6.60       472,356.75
                                                                       2009      6.60         8.14     1,350,684.01
                                                                       2010      8.14         8.93     2,282,456.12

Met/Franklin Templeton Founding Strategy Investment Division
  (Class B)/(i)/...................................................... 2008      9.99         7.04     2,102,778.94
                                                                       2009      7.04         8.93     4,026,633.31
                                                                       2010      8.93         9.71     4,308,306.30

Met/Templeton Growth Investment Division (Class B)/(i)/............... 2008      9.99         6.57       235,437.29
                                                                       2009      6.57         8.61       687,554.56
                                                                       2010      8.61         9.15     1,068,648.57

MetLife Mid Cap Stock Index Investment Division (Class B)............. 2004     11.72        13.13       728,656.68
                                                                       2005     13.13        14.53     2,195,285.87
                                                                       2006     14.53        15.76     3,611,990.93
                                                                       2007     15.76        16.74     4,712,683.58
                                                                       2008     16.74        10.51     5,825,162.10
                                                                       2009     10.51        14.20     6,981,447.54
                                                                       2010     14.20        17.67     7,442,901.10

MetLife Stock Index Investment Division (Class B)..................... 2004     34.63        37.56     1,750,875.84
                                                                       2005     37.56        38.72     5,047,439.87
                                                                       2006     38.72        44.05     7,044,246.68
                                                                       2007     44.05        45.66     8,542,859.25
                                                                       2008     45.66        28.29    10,548,323.10
                                                                       2009     28.29        35.18    12,672,183.55
                                                                       2010     35.18        39.78    13,968,745.16

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
MFS(R) Research International Investment Division (Class B)........... 2004    $ 9.79       $11.25       141,755.48
                                                                       2005     11.25        12.94       604,819.44
                                                                       2006     12.94        16.17     2,068,708.66
                                                                       2007     16.17        18.09     3,262,143.43
                                                                       2008     18.09        10.30     5,451,172.86
                                                                       2009     10.30        13.38     6,574,559.75
                                                                       2010     13.38        14.72     6,633,116.35

MFS(R) Total Return Investment Division (Class B)/(c)/................ 2004     37.71        41.05       119,277.39
                                                                       2005     41.05        41.69       328,191.42
                                                                       2006     41.69        46.09       465,431.08
                                                                       2007     46.09        47.39       692,542.07
                                                                       2008     47.39        36.34       626,555.67
                                                                       2009     36.34        42.46       734,187.61
                                                                       2010     42.46        46.04       800,296.85

MFS(R) Value Investment Division (Class B)............................ 2004     12.23        13.21     1,304,722.64
                                                                       2005     13.21        12.83     3,878,821.73
                                                                       2006     12.83        14.93     5,009,373.07
                                                                       2007     14.93        14.15     5,535,834.88
                                                                       2008     14.15         9.26     5,163,417.72
                                                                       2009      9.26        11.03     5,869,418.70
                                                                       2010     11.03        12.12     7,052,289.57

Morgan Stanley EAFE(R) Index Investment Division (Class B)............ 2004      9.64        11.22     1,310,419.46
                                                                       2005     11.22        12.51     3,920,106.79
                                                                       2006     12.51        15.51     5,695,313.60
                                                                       2007     15.51        16.92     7,382,320.70
                                                                       2008     16.92         9.66     9,419,926.46
                                                                       2009      9.66        12.24    11,163,950.75
                                                                       2010     12.24        13.04    12,685,686.41

Morgan Stanley Mid Cap Growth Investment Division (Class B)/(k)/...... 2010     13.13        15.26     2,487,134.48

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid
  Cap Opportunities Investment Division (Class B)).................... 2004     14.81        16.69       195,292.90
                                                                       2005     16.69        17.58       550,747.76
                                                                       2006     17.58        19.37     1,043,827.16
                                                                       2007     19.37        20.68     1,436,202.13
                                                                       2008     20.68         9.10     1,753,470.54
                                                                       2009      9.10        12.00     2,335,775.65
                                                                       2010     12.00        12.99             0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
Neuberger Berman Genesis Investment Division (formerly BlackRock
  Strategic Value Investment Division (Class B))...................... 2004    $16.20       $18.24     1,029,329.75
                                                                       2005     18.24        18.72     2,350,319.89
                                                                       2006     18.72        21.53     3,429,455.89
                                                                       2007     21.53        20.48     3,851,949.52
                                                                       2008     20.48        12.42     3,625,580.48
                                                                       2009     12.42        13.84     3,679,793.07
                                                                       2010     13.84        16.59     3,382,746.43

Neuberger Berman Mid Cap Value Investment Division (Class B).......... 2004     18.71        21.85       745,718.74
                                                                       2005     21.85        24.15     2,759,258.03
                                                                       2006     24.15        26.52     4,556,951.22
                                                                       2007     26.52        27.03     5,637,167.55
                                                                       2008     27.03        14.02     5,869,624.31
                                                                       2009     14.02        20.45     6,093,473.84
                                                                       2010     20.45        25.46     6,870,168.76

Oppenheimer Capital Appreciation Investment Division (Class B)/(d)/... 2005      7.99         8.69       173,317.48
                                                                       2006      8.69         9.23       620,638.28
                                                                       2007      9.23        10.42     1,169,995.30
                                                                       2008     10.42         5.56     1,627,935.42
                                                                       2009      5.56         7.90     2,343,856.14
                                                                       2010      7.90         8.53     2,771,815.26

Oppenheimer Global Equity Investment Division (Class B)............... 2004     12.89        14.88       105,601.25
                                                                       2005     14.88        17.04       579,290.68
                                                                       2006     17.04        19.59     1,334,400.29
                                                                       2007     19.59        20.55     1,761,289.24
                                                                       2008     20.55        12.06     1,967,019.42
                                                                       2009     12.06        16.66     2,530,763.05
                                                                       2010     16.66        19.07     3,078,106.91

PIMCO Inflation Protected Bond Investment Division (Class B)/(e)/..... 2006     11.04        11.16       595,123.74
                                                                       2007     11.16        12.21     1,865,528.17
                                                                       2008     12.21        11.23     8,801,830.82
                                                                       2009     11.23        13.09    14,097,736.84
                                                                       2010     13.09        13.93    18,853,712.18

PIMCO Total Return Investment Division (Class B)...................... 2004     11.72        12.16     1,912,529.08
                                                                       2005     12.16        12.28     6,758,354.02
                                                                       2006     12.28        12.67     9,627,248.36
                                                                       2007     12.67        13.46    11,407,084.04
                                                                       2008     13.46        13.35    13,686,460.81
                                                                       2009     13.35        15.56    21,012,926.60
                                                                       2010     15.56        16.62    29,547,685.64

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
RCM Technology Investment Division (Class B).......................... 2004    $ 4.18       $ 4.36       327,216.18
                                                                       2005      4.36         4.78       700,834.84
                                                                       2006      4.78         4.98     1,303,161.54
                                                                       2007      4.98         6.46     3,643,893.87
                                                                       2008      6.46         3.54     3,951,772.02
                                                                       2009      3.54         5.57     6,605,032.05
                                                                       2010      5.57         7.02     7,452,605.10

Russell 2000(R) Index Investment Division (Class B)................... 2004     13.58        15.56       523,546.85
                                                                       2005     15.56        16.03     1,502,294.21
                                                                       2006     16.03        18.61     2,585,775.71
                                                                       2007     18.61        18.07     3,079,763.14
                                                                       2008     18.07        11.83     3,245,644.32
                                                                       2009     11.83        14.69     3,896,039.18
                                                                       2010     14.69        18.36     4,040,992.74

SSgA Growth ETF Investment Division (Class B)/(e)/.................... 2006     10.71        11.43       139,058.25
                                                                       2007     11.43        11.92       536,203.16
                                                                       2008     11.92         7.89       377,748.91
                                                                       2009      7.89        10.06     3,058,162.85
                                                                       2010     10.06        11.35     4,291,610.98

SSgA Growth and Income ETF Investment Division (Class B)/(e)/......... 2006     10.52        11.18        94,584.11
                                                                       2007     11.18        11.63       196,239.06
                                                                       2008     11.63         8.61       564,644.37
                                                                       2009      8.61        10.62     9,979,215.54
                                                                       2010     10.62        11.77    27,821,570.04

T. Rowe Price Large Cap Growth Investment Division (Class B).......... 2004     11.25        12.21       551,747.60
                                                                       2005     12.21        12.82     1,706,948.80
                                                                       2006     12.82        14.29     2,574,599.46
                                                                       2007     14.29        15.41     3,515,295.61
                                                                       2008     15.41         8.82     3,604,235.54
                                                                       2009      8.82        12.46     3,970,534.93
                                                                       2010     12.46        14.37     3,678,828.63

T. Rowe Price Mid Cap Growth Investment Division (Class B)............ 2004      6.30         7.15       529,644.79
                                                                       2005      7.15         8.10     1,695,381.23
                                                                       2006      8.10         8.49     3,268,219.53
                                                                       2007      8.49         9.86     5,090,130.40
                                                                       2008      9.86         5.87     6,860,173.97
                                                                       2009      5.87         8.43     8,896,812.31
                                                                       2010      8.43        10.63    10,543,521.65

T. Rowe Price Small Cap Growth Investment Division (Class B).......... 2004     12.51        13.35       169,438.00
                                                                       2005     13.35        14.60       639,929.00
                                                                       2006     14.60        14.94     1,140,830.69
                                                                       2007     14.94        16.16     1,319,130.58
                                                                       2008     16.16        10.16     1,553,144.93
                                                                       2009     10.16        13.92     1,973,633.33
                                                                       2010     13.92        18.51     2,914,342.13

                                                                            BEGINNING OF                NUMBER OF
                                                                                YEAR     END OF YEAR   ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION  UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE       YEAR
-------------------                                                    ---- ------------ ------------ --------------
Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B).................................................. 2004    $18.92       $20.08        516,840.38
                                                                       2005     20.08        20.34      2,362,619.16
                                                                       2006     20.34        21.06      4,193,499.21
                                                                       2007     21.06        21.56      5,163,420.43
                                                                       2008     21.56        18.05      4,354,047.28
                                                                       2009     18.05        23.51      4,288,945.49
                                                                       2010     23.51        26.12      4,249,228.87

Western Asset Management U.S Government Investment Division (Class B). 2004     15.64        16.03        792,980.55
                                                                       2005     16.03        16.05      2,828,550.05
                                                                       2006     16.05        16.47      4,232,158.83
                                                                       2007     16.47        16.92      5,021,955.31
                                                                       2008     16.92        16.62      4,769,314.77
                                                                       2009     16.62        17.08      5,880,515.48
                                                                       2010     17.08        17.80      6,431,005.46

MetLife Aggressive Allocation Investment Division (Class B)/(d)/...... 2005      9.99        11.16        306,141.65
                                                                       2006     11.16        12.74      1,484,809.90
                                                                       2007     12.74        13.00      2,807,072.03
                                                                       2008     13.00         7.64      3,137,332.27
                                                                       2009      7.64         9.92      3,269,816.84
                                                                       2010      9.92        11.34      3,262,852.24

MetLife Conservative Allocation Investment Division (Class B)/(d)/.... 2005      9.99        10.31        578,943.02
                                                                       2006     10.31        10.88      1,938,160.76
                                                                       2007     10.88        11.34      5,674,741.59
                                                                       2008     11.34         9.59     10,836,517.50
                                                                       2009      9.59        11.41     17,602,835.04
                                                                       2010     11.41        12.41     23,163,874.60

MetLife Conservative to Moderate Allocation Investment Division
  (Class B)/(d)/...................................................... 2005      9.99        10.52      2,293,499.61
                                                                       2006     10.52        11.37     10,459,920.40
                                                                       2007     11.37        11.77     24,715,462.78
                                                                       2008     11.77         9.11     36,347,326.24
                                                                       2009      9.11        11.13     49,865,699.83
                                                                       2010     11.13        12.26     62,047,149.36

MetLife Moderate Allocation Investment Division (Class B)/(d)/........ 2005      9.99        10.75      3,641,353.32
                                                                       2006     10.75        11.88     22,508,484.97
                                                                       2007     11.88        12.24     62,197,203.38
                                                                       2008     12.24         8.63     94,830,810.05
                                                                       2009      8.63        10.78    131,317,908.56
                                                                       2010     10.78        12.05    168,769,081.52

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
MetLife Moderate to Aggressive Allocation Investment Division
  (Class B)/(d)/...................................................... 2005   $  9.99      $ 10.98     2,829,696.46
                                                                       2006     10.98        12.39    17,897,969.38
                                                                       2007     12.39        12.70    54,331,986.81
                                                                       2008     12.70         8.14    81,663,563.59
                                                                       2009      8.14        10.38    94,187,888.95
                                                                       2010     10.38        11.75    89,964,106.50

At 1.50 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/................ 2006     14.69        15.41     1,384,257.31
                                                                       2007     15.41        15.68     4,872,016.01
                                                                       2008     15.68        14.00     4,398,070.70
                                                                       2009     14.00        15.53     4,993,122.00
                                                                       2010     15.53        16.29     4,748,102.21

American Funds Global Small Capitalization Investment Division
  (Class 2)........................................................... 2004     16.28        19.38       559,036.42
                                                                       2005     19.38        23.94     1,993,369.67
                                                                       2006     23.94        29.25     3,865,644.25
                                                                       2007     29.25        34.99     5,518,755.68
                                                                       2008     34.99        16.02     6,340,014.81
                                                                       2009     16.02        25.46     7,376,589.98
                                                                       2010     25.46        30.70     7,743,762.55

American Funds Growth Investment Division (Class 2)................... 2004    113.13       125.36       321,875.82
                                                                       2005    125.36       143.50     1,076,810.53
                                                                       2006    143.50       155.82     1,897,452.19
                                                                       2007    155.82       172.44     2,357,806.14
                                                                       2008    172.44        95.17     2,786,511.47
                                                                       2009     95.17       130.70     2,969,105.42
                                                                       2010    130.70       152.81     2,777,826.76

American Funds Growth-Income Investment Division (Class 2)............ 2004     88.04        95.72       337,328.74
                                                                       2005     95.72        99.80     1,024,224.45
                                                                       2006     99.80       113.26     1,585,446.89
                                                                       2007    113.26       117.20     1,989,561.74
                                                                       2008    117.20        71.75     2,053,174.67
                                                                       2009     71.75        92.76     2,337,384.35
                                                                       2010     92.76       101.82     2,535,035.68

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division (Class C)/(i)/. 2008   $ 10.00      $  7.00      902,840.18
                                                                       2009      7.00         8.93    1,879,830.36
                                                                       2010      8.93         9.87    3,099,209.45

American Funds Bond Investment Division+ (Class 2)/(e)/............... 2006     14.56        15.26       28,569.70
                                                                       2007     15.26        15.52      149,814.19
                                                                       2008     15.52        13.84       47,001.89
                                                                       2009     13.84        15.34       44,475.29
                                                                       2010     15.34        16.07       36,490.00

American Funds Global Small Capitalization Investment Division+
  (Class 2)/(a)/...................................................... 2001     13.77        13.45            0.00
                                                                       2002     13.45        10.71            0.00
                                                                       2003     10.71        16.18      107,784.55
                                                                       2004     16.18        19.25      281,007.79
                                                                       2005     19.25        23.75      313,233.26
                                                                       2006     23.75        29.00      270,716.25
                                                                       2007     29.00        34.66      293,038.02
                                                                       2008     34.66        15.85      229,143.49
                                                                       2009     15.85        25.16      215,741.06
                                                                       2010     25.16        30.31      201,537.32

American Funds Growth Allocation Investment Division (Class C)/(i)/... 2008      9.99         6.35      951,986.85
                                                                       2009      6.35         8.39    2,027,386.32
                                                                       2010      8.39         9.39    2,250,153.60

American Funds Growth Investment Division+ (Class 2)/(a)/............. 2001    122.35       110.79            0.00
                                                                       2002    110.79        82.36            0.00
                                                                       2003     82.36       110.90       46,696.36
                                                                       2004    110.90       122.77      112,711.09
                                                                       2005    122.77       140.39      113,022.31
                                                                       2006    140.39       152.29      108,746.95
                                                                       2007    152.29       168.36       99,935.58
                                                                       2008    168.36        92.82       86,140.60
                                                                       2009     92.82       127.36       76,883.79
                                                                       2010    127.36       148.75       76,604.81

American Funds Growth-Income Investment Division+ (Class 2)/(a)/...... 2001     85.84        82.40            0.00
                                                                       2002     82.40        66.22            0.00
                                                                       2003     66.22        86.30       59,813.89
                                                                       2004     86.30        93.74      130,811.15
                                                                       2005     93.74        97.64      124,289.21
                                                                       2006     97.64       110.70      117,188.16
                                                                       2007    110.70       114.43      111,462.86
                                                                       2008    114.43        69.98       96,246.95
                                                                       2009     69.98        90.39       83,532.89
                                                                       2010     90.39        99.12       87,048.37

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division (Class C)/(i)/. 2008    $10.01       $ 7.68    1,040,343.40
                                                                       2009      7.68         9.34    3,613,034.73
                                                                       2010      9.34        10.12    5,412,835.82

Artio International Stock Investment Division (formerly Julius Baer
  International Stock Investment Division) (Class B).................. 2004     11.74        13.41       31,071.51
                                                                       2005     13.41        15.54      194,302.45
                                                                       2006     15.54        17.80      244,655.17
                                                                       2007     17.80        19.31      334,722.48
                                                                       2008     19.31        10.61      492,190.98
                                                                       2009     10.61        12.75      458,617.32
                                                                       2010     12.75        13.42      463,014.81

Barclays Capital Aggregate Bond Index Investment Division (formerly
  Lehman Brothers(R) Aggregate Bond Index Investment Division)
  (Class B)........................................................... 2004     12.37        12.73      668,226.09
                                                                       2005     12.73        12.78    1,896,429.33
                                                                       2006     12.78        13.08    2,673,800.30
                                                                       2007     13.08        13.75    3,352,747.46
                                                                       2008     13.75        14.31    2,990,967.30
                                                                       2009     14.31        14.81    3,426,971.26
                                                                       2010     14.81        15.43    3,995,494.39

BlackRock Aggressive Growth Investment Division (Class B)............. 2004     33.29        36.90        9,171.65
                                                                       2005     36.90        40.17       29,020.24
                                                                       2006     40.17        42.15       45,298.95
                                                                       2007     42.15        49.95       86,656.33
                                                                       2008     49.95        26.66      110,017.34
                                                                       2009     26.66        39.17      129,389.63
                                                                       2010     39.17        44.39      136,179.42

BlackRock Bond Income Investment Division (Class B)................... 2004     42.85        44.37       63,346.17
                                                                       2005     44.37        44.68      168,613.16
                                                                       2006     44.68        45.86      267,332.39
                                                                       2007     45.86        47.92      346,047.09
                                                                       2008     47.92        45.50      297,979.32
                                                                       2009     45.50        48.96      343,585.03
                                                                       2010     48.96        52.15      414,581.64

BlackRock Diversified Investment Division (Class B)................... 2004     35.01        37.76       48,978.29
                                                                       2005     37.76        38.27      107,556.94
                                                                       2006     38.27        41.59      161,168.36
                                                                       2007     41.59        43.29      213,758.06
                                                                       2008     43.29        32.01      225,676.47
                                                                       2009     32.01        36.91      232,343.23
                                                                       2010     36.91        39.77      220,295.64

BlackRock Large Cap Core Investment Division* (Class B)/(g)/.......... 2007     77.17        77.81       63,747.92
                                                                       2008     77.81        48.07       75,131.06
                                                                       2009     48.07        56.48       75,653.33
                                                                       2010     56.48        62.60       72,552.76

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
BlackRock Large Cap Investment Division (Class B)/(g)/................ 2004    $58.88       $64.96       17,500.19
                                                                       2005     64.96        66.15       26,981.97
                                                                       2006     66.15        74.22       38,546.99
                                                                       2007     74.22        77.82            0.00

BlackRock Large Cap Value Investment Division (Class B)............... 2004     10.68        11.77      140,182.82
                                                                       2005     11.77        12.25      298,809.48
                                                                       2006     12.25        14.38      674,818.56
                                                                       2007     14.38        14.62      913,871.38
                                                                       2008     14.62         9.35      920,284.41
                                                                       2009      9.35        10.23    1,063,198.34
                                                                       2010     10.23        10.99    1,164,582.93

BlackRock Legacy Large Cap Growth Investment Division (Class B)/(c)/.. 2004     23.08        25.28       19,084.11
                                                                       2005     25.28        26.60       58,013.48
                                                                       2006     26.60        27.24       73,887.06
                                                                       2007     27.24        31.79      177,230.08
                                                                       2008     31.79        19.83      186,843.17
                                                                       2009     19.83        26.69      261,886.10
                                                                       2010     26.69        31.43      285,585.27

BlackRock Legacy Large Cap Growth Investment
  Division--Class B (formerly FI Large Cap Investment
  Division/(e)/)/(j)/................................................. 2006     17.00        17.20       12,761.12
                                                                       2007     17.20        17.58       24,685.82
                                                                       2008     17.58         9.53       48,066.87
                                                                       2009      9.53         9.93            0.00

BlackRock Money Market Investment Division (Class B).................. 2004     21.74        21.65       29,117.65
                                                                       2005     21.65        21.91       44,768.30
                                                                       2006     21.91        22.57       49,073.26
                                                                       2007     22.57        23.32       67,046.30
                                                                       2008     23.32        23.58      226,643.43
                                                                       2009     23.58        23.30      241,628.46
                                                                       2010     23.30        22.96      313,407.10

Clarion Global Real Estate Investment Division (Class B)/(c)/......... 2004      9.99        12.82      390,438.35
                                                                       2005     12.82        14.32      802,856.22
                                                                       2006     14.32        19.42    1,419,794.34
                                                                       2007     19.42        16.27    1,333,509.25
                                                                       2008     16.27         9.35    1,306,547.14
                                                                       2009      9.35        12.42    1,296,324.92
                                                                       2010     12.42        14.21    1,323,704.72

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..................... 2004   $ 28.43      $ 30.59       83,443.97
                                                                       2005     30.59        33.16      329,730.90
                                                                       2006     33.16        37.37      611,137.26
                                                                       2007     37.37        38.43      788,983.77
                                                                       2008     38.43        22.90      852,417.84
                                                                       2009     22.90        29.72      965,850.92
                                                                       2010     29.72        32.72    1,066,301.29

FI Value Leaders Investment Division (Class B)........................ 2004     22.88        25.80       12,616.37
                                                                       2005     25.80        28.08       78,749.95
                                                                       2006     28.08        30.91      171,503.92
                                                                       2007     30.91        31.66      192,765.82
                                                                       2008     31.66        19.00      188,347.16
                                                                       2009     19.00        22.75      187,848.64
                                                                       2010     22.75        25.63      187,016.80

Harris Oakmark International Investment Division (Class B)............ 2004     12.01        13.94       90,474.92
                                                                       2005     13.94        15.70      363,737.05
                                                                       2006     15.70        19.94      717,277.72
                                                                       2007     19.94        19.43      898,238.20
                                                                       2008     19.43        11.32      720,678.05
                                                                       2009     11.32        17.30      850,366.46
                                                                       2010     17.30        19.85    1,061,823.08

Invesco Small Cap Growth Investment Division (Met/AIM Small Cap
  Growth Investment Division (Class B))............................... 2004     11.34        12.15       13,753.87
                                                                       2005     12.15        12.97       63,998.93
                                                                       2006     12.97        14.60      102,207.32
                                                                       2007     14.60        15.98      115,997.43
                                                                       2008     15.98         9.65      125,549.28
                                                                       2009      9.65        12.72      157,451.28
                                                                       2010     12.72        15.83      151,252.86

Janus Forty Investment Division (Class B)/(h)/........................ 2007    144.01       176.60       23,410.63
                                                                       2008    176.60       100.95       96,407.34
                                                                       2009    100.95       142.14      155,634.97
                                                                       2010    142.14       153.26      179,103.98

Jennison Growth Investment Division (Class B)/(b)/.................... 2005      4.05         4.87       83,621.23
                                                                       2006      4.87         4.92      158,043.25
                                                                       2007      4.92         5.40      251,056.93
                                                                       2008      5.40         3.38      250,285.03
                                                                       2009      3.38         4.65      565,658.19
                                                                       2010      4.65         5.10      963,957.09

Jennison Growth Investment Division (formerly Met/Putnam Voyager
  Investment Division) (Class B)/(b)/................................. 2004      4.21         4.40       23,883.88
                                                                       2005      4.40         4.01       44,635.34

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B).......................... 2004    $12.54       $13.54      52,137.74
                                                                       2005     13.54        14.42     106,924.83
                                                                       2006     14.42        16.30     137,961.47
                                                                       2007     16.30        15.63     254,047.42
                                                                       2008     15.63         9.50     236,912.44
                                                                       2009      9.50        12.81     259,248.91
                                                                       2010     12.81        15.51     256,169.25

Legg Mason ClearBridge Aggressive Growth Investment Division (Legg
  Mason Partners Aggressive Growth (Class B))......................... 2004      6.59         7.16       8,682.60
                                                                       2005      7.16         8.02      40,889.72
                                                                       2006      8.02         7.76     115,308.91
                                                                       2007      7.76         7.82     133,936.45
                                                                       2008      7.82         4.70     103,195.76
                                                                       2009      4.70         6.16     158,051.68
                                                                       2010      6.16         7.51     174,158.54

Legg Mason Value Equity Investment Division (Class B)/(f)/............ 2006      9.32         9.99     168,295.77
                                                                       2007      9.99         9.26     212,296.75
                                                                       2008      9.26         4.14     235,954.50
                                                                       2009      4.14         5.63     286,358.52
                                                                       2010      5.63         5.96     412,437.26

Legg Mason Value Equity Investment Division (formerly MFS(R)
  Investors Trust Investment Division) (Class B)/(f)/................. 2004      7.67         8.50       7,108.64
                                                                       2005      8.50         8.95      54,221.16
                                                                       2006      8.95         9.35      78,662.90

Loomis Sayles Small Cap Core Investment Division (formerly Loomis
  Sayles Small Cap Investment Division) (Class B)..................... 2004     23.30        26.39      14,801.09
                                                                       2005     26.39        27.75      55,997.97
                                                                       2006     27.75        31.83     129,405.41
                                                                       2007     31.83        35.02     205,151.24
                                                                       2008     35.02        22.07     206,036.26
                                                                       2009     22.07        28.26     227,229.30
                                                                       2010     28.26        35.43     224,643.04

Loomis Sayles Small Cap Growth Investment Division (formerly Franklin
  Templeton Small Cap Growth Investment Division (Class B))........... 2004      8.79         9.73      35,889.71
                                                                       2005      9.73        10.01      67,082.71
                                                                       2006     10.01        10.83     100,972.63
                                                                       2007     10.83        11.13     147,707.44
                                                                       2008     11.13         6.44     191,301.13
                                                                       2009      6.44         8.23     236,137.48
                                                                       2010      8.23        10.66     196,903.89

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division (Class B).............. 2004    $15.88       $16.92       99,018.73
                                                                       2005     16.92        16.92      302,636.36
                                                                       2006     16.92        18.21      508,215.16
                                                                       2007     18.21        19.12      705,153.05
                                                                       2008     19.12        15.34      703,691.97
                                                                       2009     15.34        20.68      799,419.27
                                                                       2010     20.68        23.02      899,615.77

Met/Artisan Mid Cap Value Investment Division (formerly Harris
  Oakmark Focused Value Investment Division (Class B))................ 2004     29.95        32.49       61,962.42
                                                                       2005     32.49        35.13      219,124.92
                                                                       2006     35.13        38.85      299,230.02
                                                                       2007     38.85        35.57      304,687.83
                                                                       2008     35.57        18.88      261,327.40
                                                                       2009     18.88        26.28      258,728.89
                                                                       2010     26.28        29.73      252,011.51

Met/Franklin Income Investment Division (Class B)/(i)/................ 2008      9.99         7.98       45,803.80
                                                                       2009      7.98        10.05      117,734.00
                                                                       2010     10.05        11.08      295,666.38

Met/Franklin Mutual Shares Investment Division (Class B)/(i)/......... 2008      9.99         6.59       53,503.25
                                                                       2009      6.59         8.12      115,902.89
                                                                       2010      8.12         8.88      222,871.22

Met/Franklin Templeton Founding Strategy Investment Division
  (Class B)/(i)/...................................................... 2008      9.99         7.03      222,938.17
                                                                       2009      7.03         8.90      409,918.32
                                                                       2010      8.90         9.66      406,328.64

Met/Templeton Growth Investment Division (Class B)/(i)/............... 2008      9.99         6.56       25,839.17
                                                                       2009      6.56         8.58       80,565.40
                                                                       2010      8.58         9.10      142,671.40

MetLife Mid Cap Stock Index Investment Division (Class B)............. 2004     11.63        13.02      153,800.52
                                                                       2005     13.02        14.37      379,788.64
                                                                       2006     14.37        15.56      557,366.25
                                                                       2007     15.56        16.49      750,891.70
                                                                       2008     16.49        10.34      848,571.17
                                                                       2009     10.34        13.94      922,395.40
                                                                       2010     13.94        17.31      981,790.09

MetLife Stock Index Investment Division (Class B)..................... 2004     33.67        36.47      338,133.17
                                                                       2005     36.47        37.52      904,449.90
                                                                       2006     37.52        42.60    1,185,840.81
                                                                       2007     42.60        44.07    1,572,342.77
                                                                       2008     44.07        27.25    1,892,748.62
                                                                       2009     27.25        33.82    1,991,100.45
                                                                       2010     33.82        38.17    2,169,883.98

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
MFS(R) Research International Investment Division (Class B)........... 2004    $ 9.73       $11.16       34,584.24
                                                                       2005     11.16        12.81      204,951.18
                                                                       2006     12.81        15.98      379,159.42
                                                                       2007     15.98        17.85      484,949.14
                                                                       2008     17.85        10.13      815,884.26
                                                                       2009     10.13        13.14      850,345.69
                                                                       2010     13.14        14.43      865,495.87

MFS(R) Total Return Investment Division (Class B)/(c)/................ 2004     36.45        39.62       17,149.94
                                                                       2005     39.62        40.16       50,509.77
                                                                       2006     40.16        44.31       71,124.70
                                                                       2007     44.31        45.47      114,974.67
                                                                       2008     45.47        34.80       86,913.95
                                                                       2009     34.80        40.57      110,222.67
                                                                       2010     40.57        43.91      119,511.53

MFS(R) Value Investment Division (Class B)............................ 2004     12.10        13.05      259,038.50
                                                                       2005     13.05        12.65      657,582.62
                                                                       2006     12.65        14.69      765,542.34
                                                                       2007     14.69        13.90      874,341.31
                                                                       2008     13.90         9.08      916,499.08
                                                                       2009      9.08        10.79      884,230.86
                                                                       2010     10.79        11.82      936,067.96

Morgan Stanley EAFE(R) Index Investment Division (Class B)............ 2004      9.53        11.08      281,853.78
                                                                       2005     11.08        12.34      794,801.97
                                                                       2006     12.34        15.26    1,046,351.38
                                                                       2007     15.26        16.62    1,310,757.69
                                                                       2008     16.62         9.46    1,666,972.69
                                                                       2009      9.46        11.97    1,726,217.82
                                                                       2010     11.97        12.73    1,891,931.42

Morgan Stanley Mid Cap Growth Investment Division (Class B)/(k)/...... 2010     12.78        14.84      606,256.47

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid
  Cap Opportunities Investment Division (Class B)).................... 2004     14.60        16.43       44,594.04
                                                                       2005     16.43        17.27      129,617.44
                                                                       2006     17.27        18.99      209,308.71
                                                                       2007     18.99        20.24      309,830.20
                                                                       2008     20.24         8.89      366,167.23
                                                                       2009      8.89        11.70      485,764.64
                                                                       2010     11.70        12.66            0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (formerly BlackRock
  Strategic Value Investment Division (Class B))...................... 2004    $16.08       $18.08      208,151.38
                                                                       2005     18.08        18.52      484,579.16
                                                                       2006     18.52        21.25      638,919.35
                                                                       2007     21.25        20.17      666,449.41
                                                                       2008     20.17        12.21      606,782.37
                                                                       2009     12.21        13.58      618,219.23
                                                                       2010     13.58        16.25      567,199.30

Neuberger Berman Mid Cap Value Investment Division (Class B).......... 2004     18.50        21.58      159,176.32
                                                                       2005     21.58        23.81      515,610.17
                                                                       2006     23.81        26.09      752,463.93
                                                                       2007     26.09        26.54      854,405.39
                                                                       2008     26.54        13.73      879,279.15
                                                                       2009     13.73        20.00      871,062.72
                                                                       2010     20.00        24.85      929,780.66

Oppenheimer Capital Appreciation Investment Division (Class B)/(d)/... 2005      7.93         8.60       24,431.42
                                                                       2006      8.60         9.13      100,408.26
                                                                       2007      9.13        10.28      184,491.43
                                                                       2008     10.28         5.47      293,344.46
                                                                       2009      5.47         7.76      431,520.86
                                                                       2010      7.76         8.36      541,405.36

Oppenheimer Global Equity Investment Division (Class B)............... 2004     12.70        14.65       22,843.94
                                                                       2005     14.65        16.75       82,074.43
                                                                       2006     16.75        19.20      163,143.97
                                                                       2007     19.20        20.11      294,980.90
                                                                       2008     20.11        11.78      312,580.44
                                                                       2009     11.78        16.23      388,940.59
                                                                       2010     16.23        18.55      471,837.16

PIMCO Inflation Protected Bond Investment Division (Class B)/(e)/..... 2006     10.97        11.08       86,341.31
                                                                       2007     11.08        12.10      282,571.45
                                                                       2008     12.10        11.10    1,244,765.81
                                                                       2009     11.10        12.92    2,120,220.49
                                                                       2010     12.92        13.72    2,889,567.48

PIMCO Total Return Investment Division (Class B)...................... 2004     11.64        12.06      377,842.08
                                                                       2005     12.06        12.16    1,189,276.56
                                                                       2006     12.16        12.52    1,461,259.00
                                                                       2007     12.52        13.28    1,969,499.12
                                                                       2008     13.28        13.14    1,764,114.93
                                                                       2009     13.14        15.29    2,815,840.51
                                                                       2010     15.29        16.30    3,949,250.16

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B).......................... 2004    $ 4.16       $ 4.33       57,701.30
                                                                       2005      4.33         4.74      193,600.64
                                                                       2006      4.74         4.92      253,079.50
                                                                       2007      4.92         6.37      674,106.59
                                                                       2008      6.37         3.49      732,129.14
                                                                       2009      3.49         5.47    1,183,651.35
                                                                       2010      5.47         6.88    1,427,466.46

Russell 2000(R) Index Investment Division (Class B)................... 2004     13.43        15.37       95,167.37
                                                                       2005     15.37        15.80      287,348.53
                                                                       2006     15.80        18.31      433,608.13
                                                                       2007     18.31        17.74      529,995.06
                                                                       2008     17.74        11.60      562,830.61
                                                                       2009     11.60        14.36      593,436.46
                                                                       2010     14.36        17.92      589,429.34

SSgA Growth ETF Investment Division (Class B)/(e)/.................... 2006     10.70        11.40        8,217.16
                                                                       2007     11.40        11.87       42,541.11
                                                                       2008     11.87         7.84       42,485.62
                                                                       2009      7.84         9.98      271,135.15
                                                                       2010      9.98        11.23      265,070.25

SSgA Growth and Income ETF Investment Division (Class B)/(e)/......... 2006     10.51        11.15        9,207.88
                                                                       2007     11.15        11.58       13,309.96
                                                                       2008     11.58         8.55       68,745.12
                                                                       2009      8.55        10.53    1,491,765.64
                                                                       2010     10.53        11.65    2,774,889.67

T. Rowe Price Large Cap Growth Investment Division (Class B).......... 2004     11.13        12.06       93,880.57
                                                                       2005     12.06        12.64      243,137.56
                                                                       2006     12.64        14.06      323,962.49
                                                                       2007     14.06        15.13      467,371.01
                                                                       2008     15.13         8.64      557,457.51
                                                                       2009      8.64        12.19      561,523.81
                                                                       2010     12.19        14.03      530,973.47

T. Rowe Price Mid Cap Growth Investment Division (Class B)............ 2004      6.26         7.10      115,308.81
                                                                       2005      7.10         8.02      340,515.41
                                                                       2006      8.02         8.39      477,070.23
                                                                       2007      8.39         9.73    1,091,057.23
                                                                       2008      9.73         5.78    1,123,184.77
                                                                       2009      5.78         8.28    1,255,170.56
                                                                       2010      8.28        10.43    1,407,959.28

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class B).......... 2004    $12.33       $13.14       31,368.21
                                                                       2005     13.14        14.34      104,136.74
                                                                       2006     14.34        14.65      184,047.44
                                                                       2007     14.65        15.82      219,854.25
                                                                       2008     15.82         9.92      312,410.92
                                                                       2009      9.92        13.56      336,695.75
                                                                       2010     13.56        18.00      375,033.17

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B).................................................. 2004     18.56        19.67      107,910.05
                                                                       2005     19.67        19.89      449,329.55
                                                                       2006     19.89        20.55      761,939.96
                                                                       2007     20.55        21.00      823,701.39
                                                                       2008     21.00        17.55      667,121.79
                                                                       2009     17.55        22.81      620,557.53
                                                                       2010     22.81        25.28      616,538.57

Western Asset Management U.S Government Investment Division (Class B). 2004     15.34        15.70      148,473.17
                                                                       2005     15.70        15.69      460,917.02
                                                                       2006     15.69        16.07      622,263.47
                                                                       2007     16.07        16.48      776,097.58
                                                                       2008     16.48        16.16      679,558.91
                                                                       2009     16.16        16.57      847,280.46
                                                                       2010     16.57        17.23      850,057.03

MetLife Aggressive Allocation Investment Division (Class B)/(d)/...... 2005      9.99        11.14       64,461.86
                                                                       2006     11.14        12.70      337,483.11
                                                                       2007     12.70        12.93      618,837.35
                                                                       2008     12.93         7.59      507,161.07
                                                                       2009      7.59         9.83      638,241.17
                                                                       2010      9.83        11.21      687,375.82

MetLife Conservative Allocation Investment Division (Class B)/(d)/.... 2005      9.99        10.29       30,351.09
                                                                       2006     10.29        10.84      190,487.84
                                                                       2007     10.84        11.28      649,650.54
                                                                       2008     11.28         9.52    1,348,550.66
                                                                       2009      9.52        11.31    1,764,144.75
                                                                       2010     11.31        12.27    2,221,204.41

MetLife Conservative to Moderate Allocation Investment Division
  (Class B)/(d)/...................................................... 2005      9.99        10.51      390,314.31
                                                                       2006     10.51        11.33    1,573,474.05
                                                                       2007     11.33        11.71    3,547,905.91
                                                                       2008     11.71         9.05    4,806,715.49
                                                                       2009      9.05        11.03    5,848,119.36
                                                                       2010     11.03        12.12    7,008,542.55

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
MetLife Moderate Allocation Investment Division (Class B)/(d)/........ 2005   $  9.99      $ 10.74       685,019.49
                                                                       2006     10.74        11.84     3,888,509.84
                                                                       2007     11.84        12.18    10,064,675.95
                                                                       2008     12.18         8.56    12,353,978.93
                                                                       2009      8.56        10.68    16,569,242.58
                                                                       2010     10.68        11.91    21,034,060.57

MetLife Moderate to Aggressive Allocation Investment Division
  (Class B)/(d)/...................................................... 2005      9.99        10.97       350,604.48
                                                                       2006     10.97        12.35     2,935,761.18
                                                                       2007     12.35        12.64     7,696,826.74
                                                                       2008     12.64         8.08     9,421,701.73
                                                                       2009      8.08        10.28    11,081,050.90
                                                                       2010     10.28        11.62    10,804,940.65

At 1.70 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/................ 2006     14.43        15.11       151,771.39
                                                                       2007     15.11        15.35       809,310.13
                                                                       2008     15.35        13.68       625,986.65
                                                                       2009     13.68        15.15       691,422.16
                                                                       2010     15.15        15.85       687,126.32

American Funds Global Small Capitalization Investment Division (Class
  2).................................................................. 2004     16.09        19.13       140,092.44
                                                                       2005     19.13        23.57       422,435.60
                                                                       2006     23.57        28.75       654,541.21
                                                                       2007     28.75        34.32       950,653.20
                                                                       2008     34.32        15.68       987,379.12
                                                                       2009     15.68        24.87     1,024,126.11
                                                                       2010     24.87        29.93     1,080,126.69

American Funds Growth Investment Division (Class 2)................... 2004    108.71       120.23        59,830.80
                                                                       2005    120.23       137.35       192,657.05
                                                                       2006    137.35       148.84       308,943.53
                                                                       2007    148.84       164.39       382,632.01
                                                                       2008    164.39        90.54       421,284.58
                                                                       2009     90.54       124.10       430,571.63
                                                                       2010    124.10       144.80       403,616.84

American Funds Growth-Income Investment Division (Class 2)............ 2004     84.60        91.80        72,778.03
                                                                       2005     91.80        95.52       188,347.32
                                                                       2006     95.52       108.19       271,342.46
                                                                       2007    108.19       111.72       342,131.86
                                                                       2008    111.72        68.26       347,890.95
                                                                       2009     68.26        88.08       393,860.59
                                                                       2010     88.08        96.49       417,935.29

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/........................................ 2008   $ 10.00      $  7.00     135,856.26
                                                         2009      7.00         8.92     362,740.36
                                                         2010      8.92         9.86     653,959.10

American Funds Bond Investment Division+ (Class 2)/(e)/. 2006     14.49        15.19       9,855.83
                                                         2007     15.19        15.43      68,169.42
                                                         2008     15.43        13.76      16,239.77
                                                         2009     13.76        15.24      16,416.12
                                                         2010     15.24        15.96      24,364.59

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/.............................. 2001     13.75        13.42           0.00
                                                         2002     13.42        10.68      32,019.34
                                                         2003     10.68        16.14      85,398.57
                                                         2004     16.14        19.19     128,270.84
                                                         2005     19.19        23.66     149,896.21
                                                         2006     23.66        28.88     146,893.34
                                                         2007     28.88        34.49     141,939.77
                                                         2008     34.49        15.76      93,838.28
                                                         2009     15.76        25.01      86,284.29
                                                         2010     25.01        30.12      83,769.53

American Funds Growth Allocation Investment Division
  (Class C)/(i)/........................................ 2008      9.99         6.35     323,645.32
                                                         2009      6.35         8.39     651,597.21
                                                         2010      8.39         9.38     678,757.17

American Funds Growth Investment Division+
  (Class 2)/(a)/........................................ 2001    121.23       109.75           0.00
                                                         2002    109.75        81.55      16,230.12
                                                         2003     81.55       109.74      58,503.83
                                                         2004    109.74       121.43      69,240.32
                                                         2005    121.43       138.80      68,272.08
                                                         2006    138.80       150.48      63,238.49
                                                         2007    150.48       166.28      54,048.73
                                                         2008    166.28        91.63      42,147.59
                                                         2009     91.63       125.66      38,086.04
                                                         2010    125.66       146.69      36,750.77

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/........................................ 2001     85.05        81.63           0.00
                                                         2002     81.63        65.56      26,270.23
                                                         2003     65.56        85.41      68,725.41
                                                         2004     85.41        92.72      96,552.45
                                                         2005     92.72        96.53      87,866.03
                                                         2006     96.53       109.39      82,701.17
                                                         2007    109.39       113.01      69,156.14
                                                         2008    113.01        69.08      55,948.52
                                                         2009     69.08        89.18      53,241.27
                                                         2010     89.18        97.75      51,024.07

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.68      150,934.28
                                                           2009      7.68         9.33      553,781.88
                                                           2010      9.33        10.10    1,050,275.58

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     11.66        13.31          898.96
                                                           2005     13.31        15.42       10,412.08
                                                           2006     15.42        17.66       27,532.51
                                                           2007     17.66        19.15       41,376.10
                                                           2008     19.15        10.52      104,801.03
                                                           2009     10.52        12.63      108,580.54
                                                           2010     12.63        13.29       96,358.31

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.34        12.69       75,066.78
                                                           2005     12.69        12.74      247,085.26
                                                           2006     12.74        13.02      334,610.26
                                                           2007     13.02        13.68      445,572.24
                                                           2008     13.68        14.24      274,872.64
                                                           2009     14.24        14.73      337,451.36
                                                           2010     14.73        15.33      455,768.53

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     33.03        36.59        1,258.67
                                                           2005     36.59        39.81        5,095.42
                                                           2006     39.81        41.76        4,636.17
                                                           2007     41.76        49.46        9,056.66
                                                           2008     49.46        26.38       15,820.16
                                                           2009     26.38        38.75       22,692.16
                                                           2010     38.75        43.89       27,794.39

BlackRock Bond Income Investment Division (Class B)....... 2004     42.41        43.90        8,121.98
                                                           2005     43.90        44.18       23,976.02
                                                           2006     44.18        45.33       46,603.87
                                                           2007     45.33        47.34       53,156.32
                                                           2008     47.34        44.92       45,632.45
                                                           2009     44.92        48.32       49,003.14
                                                           2010     48.32        51.44       62,759.28

BlackRock Diversified Investment Division (Class B)....... 2004     34.70        37.42        6,708.35
                                                           2005     37.42        37.90       16,192.39
                                                           2006     37.90        41.16       17,166.95
                                                           2007     41.16        42.83       25,949.67
                                                           2008     42.83        31.65       22,359.65
                                                           2009     31.65        36.48       15,881.95
                                                           2010     36.48        39.29       14,778.59

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $76.25       $76.86       3,123.19
                                                               2008     76.86        47.46       2,638.81
                                                               2009     47.46        55.73       5,023.56
                                                               2010     55.73        61.74       3,679.42

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     58.27        64.26         660.74
                                                               2005     64.26        65.41       3,196.09
                                                               2006     65.41        73.35       3,446.55
                                                               2007     73.35        76.90           0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.66        11.76      10,184.66
                                                               2005     11.76        12.23      20,457.74
                                                               2006     12.23        14.35      40,046.14
                                                               2007     14.35        14.58      86,981.14
                                                               2008     14.58         9.32     102,768.79
                                                               2009      9.32        10.19      95,592.49
                                                               2010     10.19        10.94     116,123.01

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     22.97        25.15       4,013.61
                                                               2005     25.15        26.45       5,817.98
                                                               2006     26.45        27.07      10,293.45
                                                               2007     27.07        31.58      25,712.55
                                                               2008     31.58        19.69      42,512.52
                                                               2009     19.69        26.49      45,361.03
                                                               2010     26.49        31.17      42,078.49

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.92        17.11         965.68
                                                               2007     17.11        17.48       2,704.42
                                                               2008     17.48         9.48       3,396.09
                                                               2009      9.48         9.87           0.00

BlackRock Money Market Investment Division (Class B).......... 2004     21.51        21.42         259.09
                                                               2005     21.42        21.66       1,104.62
                                                               2006     21.66        22.31       1,086.92
                                                               2007     22.31        23.04       2,669.52
                                                               2008     23.04        23.28       7,167.65
                                                               2009     23.28        22.99       2,600.55
                                                               2010     22.99        22.65       5,388.05

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.82      68,869.17
                                                               2005     12.82        14.31     153,352.09
                                                               2006     14.31        19.40     234,114.01
                                                               2007     19.40        16.24     216,454.32
                                                               2008     16.24         9.33     201,310.26
                                                               2009      9.33        12.38     174,610.74
                                                               2010     12.38        14.16     164,268.92

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 28.30      $ 30.43      12,812.49
                                                       2005     30.43        32.98      54,854.72
                                                       2006     32.98        37.14     106,439.73
                                                       2007     37.14        38.18     115,511.86
                                                       2008     38.18        22.74     111,650.26
                                                       2009     22.74        29.50     103,134.11
                                                       2010     29.50        32.46     104,641.32

FI Value Leaders Investment Division (Class B)........ 2004     22.76        25.65       3,147.34
                                                       2005     25.65        27.91      12,286.58
                                                       2006     27.91        30.70      20,249.35
                                                       2007     30.70        31.43      22,588.52
                                                       2008     31.43        18.85      21,280.45
                                                       2009     18.85        22.56      19,101.15
                                                       2010     22.56        25.40      17,847.27

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     12.00        13.92      15,034.47
                                                       2005     13.92        15.67      43,941.33
                                                       2006     15.67        19.89     116,979.16
                                                       2007     19.89        19.37     130,875.13
                                                       2008     19.37        11.28      86,493.10
                                                       2009     11.28        17.23     112,948.34
                                                       2010     17.23        19.76     152,412.94

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.33        12.13       1,186.65
                                                       2005     12.13        12.94       3,900.30
                                                       2006     12.94        14.56      10,755.47
                                                       2007     14.56        15.93       7,569.52
                                                       2008     15.93         9.61       6,032.97
                                                       2009      9.61        12.67      11,185.84
                                                       2010     12.67        15.75      15,380.10

Janus Forty Investment Division (Class B)/(h)/........ 2007    142.21       174.34       5,537.10
                                                       2008    174.34        99.61      19,075.41
                                                       2009     99.61       140.18      31,776.44
                                                       2010    140.18       151.07      36,862.04

Jennison Growth Investment Division (Class B)/(b)/.... 2005      4.04         4.86      14,933.88
                                                       2006      4.86         4.90      18,457.21
                                                       2007      4.90         5.38      21,745.00
                                                       2008      5.38         3.36      21,634.45
                                                       2009      3.36         4.62      55,813.28
                                                       2010      4.62         5.07      92,878.43

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.20         4.39       2,823.50
                                                       2005      4.39         4.00       2,901.14

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.53       $13.52      3,170.67
                                                            2005     13.52        14.39      5,764.34
                                                            2006     14.39        16.26     10,443.33
                                                            2007     16.26        15.58     19,091.61
                                                            2008     15.58         9.47     12,186.84
                                                            2009      9.47        12.76     17,404.76
                                                            2010     12.76        15.44     18,152.79

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.58         7.15        783.37
                                                            2005      7.15         8.00     12,890.50
                                                            2006      8.00         7.74     20,501.16
                                                            2007      7.74         7.80     21,600.66
                                                            2008      7.80         4.68     19,814.40
                                                            2009      4.68         6.13     31,168.61
                                                            2010      6.13         7.48     38,038.08

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      9.28         9.95     11,253.48
                                                            2007      9.95         9.22     13,536.97
                                                            2008      9.22         4.12      7,865.35
                                                            2009      4.12         5.60     21,908.89
                                                            2010      5.60         5.92     51,248.84

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.65         8.47          0.00
                                                            2005      8.47         8.92      3,340.19
                                                            2006      8.92         9.32      3,968.10

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     23.18        26.25      1,486.70
                                                            2005     26.25        27.59      5,538.88
                                                            2006     27.59        31.63     15,151.07
                                                            2007     31.63        34.78     24,118.81
                                                            2008     34.78        21.91     26,557.99
                                                            2009     21.91        28.04     22,246.65
                                                            2010     28.04        35.14     17,756.68

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.78         9.71      5,973.74
                                                            2005      9.71         9.99      8,500.33
                                                            2006      9.99        10.80     16,024.40
                                                            2007     10.80        11.10     19,772.47
                                                            2008     11.10         6.41     28,758.13
                                                            2009      6.41         8.19     32,949.80
                                                            2010      8.19        10.60     26,426.46

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.82       $16.85       8,869.63
                                                         2005     16.85        16.84      38,509.50
                                                         2006     16.84        18.11      82,258.11
                                                         2007     18.11        19.01     113,548.58
                                                         2008     19.01        15.24      91,664.15
                                                         2009     15.24        20.54     116,459.70
                                                         2010     20.54        22.85     117,123.25

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     29.79        32.30       7,707.84
                                                         2005     32.30        34.91      24,317.59
                                                         2006     34.91        38.58      39,127.30
                                                         2007     38.58        35.31      34,123.62
                                                         2008     35.31        18.74      24,441.89
                                                         2009     18.74        26.06      23,988.33
                                                         2010     26.06        29.47      23,916.21

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.98      22,497.30
                                                         2009      7.98        10.04      54,635.25
                                                         2010     10.04        11.07      91,514.04

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.59      28,307.85
                                                         2009      6.59         8.11      37,613.21
                                                         2010      8.11         8.87      85,964.55

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.02      28,465.63
                                                         2009      7.02         8.90      54,162.32
                                                         2010      8.90         9.64      57,135.74

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.56       5,656.27
                                                         2009      6.56         8.57      12,715.04
                                                         2010      8.57         9.09      19,792.92

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.60        12.99      14,530.92
                                                         2005     12.99        14.33      35,277.12
                                                         2006     14.33        15.51      57,561.77
                                                         2007     15.51        16.43      71,762.73
                                                         2008     16.43        10.29     109,704.46
                                                         2009     10.29        13.87      90,479.49
                                                         2010     13.87        17.22     102,090.89

MetLife Stock Index Investment Division (Class B)....... 2004     33.44        36.21      38,878.99
                                                         2005     36.21        37.23      84,563.02
                                                         2006     37.23        42.25     116,766.00
                                                         2007     42.25        43.69     145,029.57
                                                         2008     43.69        27.00     167,564.75
                                                         2009     27.00        33.49     196,399.22
                                                         2010     33.49        37.77     226,540.25

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B)............................................... 2004    $ 9.71       $11.14       2,483.65
                                                           2005     11.14        12.78      14,559.35
                                                           2006     12.78        15.94      68,131.53
                                                           2007     15.94        17.78      69,885.02
                                                           2008     17.78        10.09     101,977.71
                                                           2009     10.09        13.09     115,423.49
                                                           2010     13.09        14.36     126,238.04

MFS(R) Total Return Investment Division (Class B)/(c)/.... 2004     36.14        39.27       3,841.22
                                                           2005     39.27        39.79      19,800.66
                                                           2006     39.79        43.88      18,561.86
                                                           2007     43.88        45.00      26,133.41
                                                           2008     45.00        34.42      19,043.01
                                                           2009     34.42        40.12      17,976.77
                                                           2010     40.12        43.39      18,152.54

MFS(R) Value Investment Division (Class B)................ 2004     12.06        13.01      32,051.72
                                                           2005     13.01        12.60     145,094.99
                                                           2006     12.60        14.63     171,514.26
                                                           2007     14.63        13.83     129,145.21
                                                           2008     13.83         9.03      75,249.03
                                                           2009      9.03        10.73      76,037.09
                                                           2010     10.73        11.75      93,270.71

Morgan Stanley EAFE(R) Index Investment Division
  (Class B)............................................... 2004      9.51        11.05      35,817.84
                                                           2005     11.05        12.29      70,820.80
                                                           2006     12.29        15.19     105,898.99
                                                           2007     15.19        16.54     139,248.50
                                                           2008     16.54         9.42     174,743.98
                                                           2009      9.42        11.90     167,547.33
                                                           2010     11.90        12.65     190,517.88

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/.......................................... 2010     12.70        14.74      44,390.95

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B)).............................................. 2004     14.55        16.36       5,537.49
                                                           2005     16.36        17.20      16,619.16
                                                           2006     17.20        18.90      25,812.90
                                                           2007     18.90        20.13      33,746.41
                                                           2008     20.13         8.83      34,423.59
                                                           2009      8.83        11.62      46,895.75
                                                           2010     11.62        12.57           0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004     16.04        18.04      23,890.52
                                                           2005     18.04        18.47      71,096.64
                                                           2006     18.47        21.18      62,812.31
                                                           2007     21.18        20.10      67,280.87
                                                           2008     20.10        12.16      76,475.72
                                                           2009     12.16        13.52      57,729.14
                                                           2010     13.52        16.16      46,276.56

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................. 2004    $18.45       $21.51      17,264.02
                                                         2005     21.51        23.72      75,324.93
                                                         2006     23.72        25.99     131,190.77
                                                         2007     25.99        26.42     162,218.98
                                                         2008     26.42        13.66     146,521.98
                                                         2009     13.66        19.89     137,467.11
                                                         2010     19.89        24.70     143,739.48

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/........................................ 2005      7.91         8.58       1,109.96
                                                         2006      8.58         9.10      11,661.01
                                                         2007      9.10        10.24      17,741.03
                                                         2008     10.24         5.45      51,306.85
                                                         2009      5.45         7.72      70,848.08
                                                         2010      7.72         8.32      96,620.37

Oppenheimer Global Equity Investment Division (Class B). 2004     12.66        14.59       4,876.59
                                                         2005     14.59        16.67      16,102.42
                                                         2006     16.67        19.11      24,727.56
                                                         2007     19.11        20.00      40,301.45
                                                         2008     20.00        11.71      44,205.40
                                                         2009     11.71        16.13      48,675.18
                                                         2010     16.13        18.42      54,507.76

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/........................................ 2006     10.96        11.06      13,284.03
                                                         2007     11.06        12.07      48,146.04
                                                         2008     12.07        11.07     230,752.72
                                                         2009     11.07        12.87     310,322.51
                                                         2010     12.87        13.67     431,442.49

PIMCO Total Return Investment Division (Class B)........ 2004     11.62        12.04      60,186.41
                                                         2005     12.04        12.13     164,114.54
                                                         2006     12.13        12.49     186,335.52
                                                         2007     12.49        13.23     207,441.47
                                                         2008     13.23        13.09     191,272.06
                                                         2009     13.09        15.22     315,771.61
                                                         2010     15.22        16.22     521,378.79

RCM Technology Investment Division (Class B)............ 2004      4.15         4.32       6,953.90
                                                         2005      4.32         4.72      30,683.81
                                                         2006      4.72         4.90      26,551.62
                                                         2007      4.90         6.35     110,856.01
                                                         2008      6.35         3.47     150,885.29
                                                         2009      3.47         5.44     203,692.85
                                                         2010      5.44         6.85     259,376.02

Russell 2000(R) Index Investment Division (Class B)..... 2004     13.39        15.32      10,365.69
                                                         2005     15.32        15.75      26,872.17
                                                         2006     15.75        18.24      45,549.73
                                                         2007     18.24        17.66      56,624.33
                                                         2008     17.66        11.54      53,606.05
                                                         2009     11.54        14.28      50,731.24
                                                         2010     14.28        17.81      60,553.92

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)/(e)/.... 2006    $10.69       $11.40      27,555.86
                                                       2007     11.40        11.86      11,428.25
                                                       2008     11.86         7.83      12,363.97
                                                       2009      7.83         9.96      38,455.84
                                                       2010      9.96        11.20      71,334.57

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/...................................... 2006     10.50        11.14      22,575.33
                                                       2007     11.14        11.57       1,657.68
                                                       2008     11.57         8.54       5,133.32
                                                       2009      8.54        10.51     162,425.67
                                                       2010     10.51        11.62     618,533.25

T. Rowe Price Large Cap Growth Investment Division
  (Class B)........................................... 2004     11.10        12.02      12,504.37
                                                       2005     12.02        12.59      26,904.11
                                                       2006     12.59        14.00      35,578.28
                                                       2007     14.00        15.06      59,614.94
                                                       2008     15.06         8.60      69,218.90
                                                       2009      8.60        12.12      71,086.60
                                                       2010     12.12        13.94      67,233.88

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004      6.25         7.08       9,681.38
                                                       2005      7.08         8.00      27,613.87
                                                       2006      8.00         8.37      73,879.63
                                                       2007      8.37         9.70     131,104.09
                                                       2008      9.70         5.75     137,409.38
                                                       2009      5.75         8.25     165,004.06
                                                       2010      8.25        10.37     222,068.98

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     12.29        13.09       3,764.64
                                                       2005     13.09        14.28       9,555.84
                                                       2006     14.28        14.58      23,238.89
                                                       2007     14.58        15.73      26,392.75
                                                       2008     15.73         9.87      23,113.55
                                                       2009      9.87        13.48      34,011.32
                                                       2010     13.48        17.88      46,718.30

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     18.48        19.57      13,950.16
                                                       2005     19.57        19.78      76,972.68
                                                       2006     19.78        20.42     126,437.95
                                                       2007     20.42        20.86     165,927.32
                                                       2008     20.86        17.42     124,004.86
                                                       2009     17.42        22.64      87,947.95
                                                       2010     22.64        25.08      71,264.45

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004    $15.27       $15.62       26,011.02
                                                        2005     15.62        15.61       78,034.48
                                                        2006     15.61        15.98      118,737.56
                                                        2007     15.98        16.37      107,325.43
                                                        2008     16.37        16.04       85,709.84
                                                        2009     16.04        16.45       90,659.96
                                                        2010     16.45        17.09      106,820.76

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.14       15,856.40
                                                        2006     11.14        12.69       44,186.36
                                                        2007     12.69        12.91       79,266.94
                                                        2008     12.91         7.57       78,656.94
                                                        2009      7.57         9.81       94,729.28
                                                        2010      9.81        11.18       86,458.38

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.29       20,259.36
                                                        2006     10.29        10.83       54,698.83
                                                        2007     10.83        11.27      194,717.78
                                                        2008     11.27         9.50      332,064.42
                                                        2009      9.50        11.28      461,630.43
                                                        2010     11.28        12.23      727,430.70

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.51       52,342.64
                                                        2006     10.51        11.33      168,635.18
                                                        2007     11.33        11.69      395,220.51
                                                        2008     11.69         9.03      732,472.34
                                                        2009      9.03        11.00    1,008,766.42
                                                        2010     11.00        12.09    1,617,163.08

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.74      110,034.54
                                                        2006     10.74        11.83      499,348.99
                                                        2007     11.83        12.16    1,167,489.54
                                                        2008     12.16         8.55    1,323,860.24
                                                        2009      8.55        10.65    1,957,415.14
                                                        2010     10.65        11.88    2,992,970.68

MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.96       65,033.37
                                                        2006     10.96        12.34      301,858.85
                                                        2007     12.34        12.62      817,285.72
                                                        2008     12.62         8.06      803,131.65
                                                        2009      8.06        10.26    1,184,921.46
                                                        2010     10.26        11.59      934,289.76

At 1.75 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     14.36        15.04       27,290.50
                                                        2007     15.04        15.27      115,031.70
                                                        2008     15.27        13.60       82,599.38
                                                        2009     13.60        15.05       98,637.75
                                                        2010     15.05        15.74       98,794.03

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004   $ 16.05      $ 19.06      11,997.08
                                                       2005     19.06        23.48      31,614.64
                                                       2006     23.48        28.63      68,262.25
                                                       2007     28.63        34.16     115,956.39
                                                       2008     34.16        15.60     133,303.40
                                                       2009     15.60        24.72     138,303.97
                                                       2010     24.72        29.74     151,859.31

American Funds Growth Investment Division (Class 2)... 2004    107.63       118.98       7,893.55
                                                       2005    118.98       135.85      22,647.91
                                                       2006    135.85       147.14      39,329.74
                                                       2007    147.14       162.43      48,154.21
                                                       2008    162.43        89.42      57,498.77
                                                       2009     89.42       122.50      57,219.76
                                                       2010    122.50       142.87      48,358.26

American Funds Growth-Income Investment Division
  (Class 2 ).......................................... 2004     83.76        90.85       7,525.57
                                                       2005     90.85        94.48      18,899.21
                                                       2006     94.48       106.96      30,350.55
                                                       2007    106.96       110.40      43,158.87
                                                       2008    110.40        67.42      42,230.34
                                                       2009     67.42        86.94      47,078.21
                                                       2010     86.94        95.20      52,132.28

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/........................................ 2008   $ 10.00      $  7.00     753,092.01
                                                         2009      7.00         8.91     786,134.75
                                                         2010      8.91         9.83     703,696.29

American Funds Bond Investment Division+ (Class 2)/(e)/. 2006     14.36        15.04       3,602.47
                                                         2007     15.04        15.27      26,795.36
                                                         2008     15.27        13.60      23,110.57
                                                         2009     13.60        15.05      20,625.76
                                                         2010     15.05        15.74      16,284.48

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/.............................. 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41
                                                         2007     28.63        34.16     150,471.52
                                                         2008     34.16        15.60     106,380.52
                                                         2009     15.60        24.72     102,365.71
                                                         2010     24.72        29.74      98,037.32

American Funds Growth Allocation Investment Division
  (Class C)/(i)/........................................ 2008      9.99         6.35     408,432.40
                                                         2009      6.35         8.37     646,986.36
                                                         2010      8.37         9.35     534,697.90

American Funds Growth Investment Division+
  (Class 2)/(a)/........................................ 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68
                                                         2007    147.07       162.35      49,908.02
                                                         2008    162.35        89.38      40,843.02
                                                         2009     89.38       122.44      39,070.82
                                                         2010    122.44       142.80      35,700.21

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/........................................ 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27
                                                         2007    106.91       110.34      62,927.94
                                                         2008    110.34        67.38      41,806.81
                                                         2009     67.38        86.90      39,074.67
                                                         2010     86.90        95.15      39,429.27

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.67      162,969.89
                                                           2009      7.67         9.32      326,442.68
                                                           2010      9.32        10.08      355,063.16

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     11.51        13.13       22,878.39
                                                           2005     13.13        15.20       68,105.57
                                                           2006     15.20        17.39      110,048.90
                                                           2007     17.39        18.83      140,734.04
                                                           2008     18.83        10.33      151,926.99
                                                           2009     10.33        12.39      128,081.49
                                                           2010     12.39        13.03      116,164.73

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.27        12.61      334,407.74
                                                           2005     12.61        12.64    1,057,217.01
                                                           2006     12.64        12.92    1,509,924.45
                                                           2007     12.92        13.56    1,683,746.74
                                                           2008     13.56        14.10    1,231,419.73
                                                           2009     14.10        14.56    1,131,419.14
                                                           2010     14.56        15.15    1,027,674.17

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     32.50        35.99        6,125.69
                                                           2005     35.99        39.11       12,498.66
                                                           2006     39.11        40.99       27,200.77
                                                           2007     40.99        48.49       46,260.80
                                                           2008     48.49        25.84       47,455.28
                                                           2009     25.84        37.91       48,000.25
                                                           2010     37.91        42.91       44,403.72

BlackRock Bond Income Investment Division (Class B)....... 2004     41.54        42.98       28,685.98
                                                           2005     42.98        43.21      115,911.30
                                                           2006     43.21        44.28      132,658.95
                                                           2007     44.28        46.20      152,713.37
                                                           2008     46.20        43.80      121,533.78
                                                           2009     43.80        47.06      112,612.24
                                                           2010     47.06        50.05      101,435.04

BlackRock Diversified Investment Division (Class B)....... 2004     34.09        36.73       15,453.64
                                                           2005     36.73        37.17       31,003.98
                                                           2006     37.17        40.33       54,612.97
                                                           2007     40.33        41.91       70,784.11
                                                           2008     41.91        30.95       67,594.06
                                                           2009     30.95        35.64       65,596.84
                                                           2010     35.64        38.34       55,912.17

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $74.46       $75.00      27,459.54
                                                               2008     75.00        46.27      27,554.00
                                                               2009     46.27        54.27      26,321.88
                                                               2010     54.27        60.06      21,082.81

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     57.07        62.89       4,157.45
                                                               2005     62.89        63.95      11,867.31
                                                               2006     63.95        71.64      17,905.19
                                                               2007     71.64        75.09           0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.64        11.73      72,889.51
                                                               2005     11.73        12.18     129,930.61
                                                               2006     12.18        14.28     277,371.16
                                                               2007     14.28        14.50     358,059.25
                                                               2008     14.50         9.25     334,167.45
                                                               2009      9.25        10.12     300,993.37
                                                               2010     10.12        10.84     267,248.46

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     22.75        24.90      10,780.74
                                                               2005     24.90        26.16      17,048.36
                                                               2006     26.16        26.75      34,554.54
                                                               2007     26.75        31.17      81,821.28
                                                               2008     31.17        19.42      93,148.81
                                                               2009     19.42        26.09      70,150.09
                                                               2010     26.09        30.67      65,649.31

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.76        16.93       2,350.63
                                                               2007     16.93        17.28       2,857.92
                                                               2008     17.28         9.36       4,291.66
                                                               2009      9.36         9.74           0.00

BlackRock Money Market Investment Division (Class B).......... 2004     21.07        20.97           0.00
                                                               2005     20.97        21.18           0.00
                                                               2006     21.18        21.80           0.00
                                                               2007     21.80        22.48           0.00
                                                               2008     22.48        22.70       3,914.49
                                                               2009     22.70        22.40          57.00
                                                               2010     22.40        22.04          57.50

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.81     143,462.81
                                                               2005     12.81        14.28     424,019.39
                                                               2006     14.28        19.34     666,439.10
                                                               2007     19.34        16.18     575,314.01
                                                               2008     16.18         9.28     519,452.59
                                                               2009      9.28        12.31     443,682.94
                                                               2010     12.31        14.07     407,965.93

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 28.03      $ 30.13      44,855.88
                                                       2005     30.13        32.61     170,894.10
                                                       2006     32.61        36.69     272,806.88
                                                       2007     36.69        37.68     318,122.75
                                                       2008     37.68        22.42     301,314.15
                                                       2009     22.42        29.05     266,539.91
                                                       2010     29.05        31.94     252,732.07

FI Value Leaders Investment Division (Class B)........ 2004     22.51        25.35       6,139.92
                                                       2005     25.35        27.56      40,725.01
                                                       2006     27.56        30.28      82,477.81
                                                       2007     30.28        30.97      80,323.98
                                                       2008     30.97        18.56      72,214.81
                                                       2009     18.56        22.19      68,117.30
                                                       2010     22.19        24.96      63,451.92

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.97        13.87      40,003.30
                                                       2005     13.87        15.60     283,467.88
                                                       2006     15.60        19.78     463,970.38
                                                       2007     19.78        19.25     541,008.28
                                                       2008     19.25        11.20     361,181.38
                                                       2009     11.20        17.09     455,142.82
                                                       2010     17.09        19.58     437,333.42

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.30        12.09       4,211.35
                                                       2005     12.09        12.89      22,178.17
                                                       2006     12.89        14.48      33,138.58
                                                       2007     14.48        15.83      46,321.83
                                                       2008     15.83         9.54      58,875.23
                                                       2009      9.54        12.57      57,151.36
                                                       2010     12.57        15.61      48,806.51

Janus Forty Investment Division (Class B)/(h)/........ 2007    138.68       169.90      11,589.91
                                                       2008    169.90        96.98      34,978.31
                                                       2009     96.98       136.34      35,021.62
                                                       2010    136.34       146.78      30,601.26

Jennison Growth Investment Division (Class B)/(b)/.... 2005      4.02         4.83      13,165.94
                                                       2006      4.83         4.87      42,372.95
                                                       2007      4.87         5.34      51,264.06
                                                       2008      5.34         3.33      46,164.93
                                                       2009      3.33         4.58     246,056.69
                                                       2010      4.58         5.02     305,063.15

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.19         4.37       3,071.60
                                                       2005      4.37         3.98       4,272.14

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.49       $13.47      7,419.28
                                                            2005     13.47        14.33     15,908.90
                                                            2006     14.33        16.17     36,753.72
                                                            2007     16.17        15.48     58,469.53
                                                            2008     15.48         9.40     51,359.95
                                                            2009      9.40        12.65     47,405.73
                                                            2010     12.65        15.30     41,871.48

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.56         7.12      2,214.52
                                                            2005      7.12         7.96     32,539.17
                                                            2006      7.96         7.70     49,547.29
                                                            2007      7.70         7.74     42,082.05
                                                            2008      7.74         4.64     33,750.54
                                                            2009      4.64         6.08     30,389.06
                                                            2010      6.08         7.40     30,540.39

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      9.22         9.87     22,557.32
                                                            2007      9.87         9.14     40,093.92
                                                            2008      9.14         4.08     49,200.25
                                                            2009      4.08         5.54     45,469.79
                                                            2010      5.54         5.85     49,666.93

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.61         8.42      1,275.31
                                                            2005      8.42         8.86      8,313.82
                                                            2006      8.86         9.26      8,924.96

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     22.95        25.97      7,873.17
                                                            2005     25.97        27.27     28,495.45
                                                            2006     27.27        31.23     54,344.96
                                                            2007     31.23        34.31     74,909.50
                                                            2008     34.31        21.59     73,443.09
                                                            2009     21.59        27.60     68,406.25
                                                            2010     27.60        34.56     58,446.70

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.75         9.68     11,076.07
                                                            2005      9.68         9.94     35,691.52
                                                            2006      9.94        10.74     63,089.12
                                                            2007     10.74        11.02     55,752.90
                                                            2008     11.02         6.36     53,582.75
                                                            2009      6.36         8.12     50,996.32
                                                            2010      8.12        10.50     49,435.59

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.69       $16.70      41,437.91
                                                         2005     16.70        16.68     131,610.71
                                                         2006     16.68        17.92     208,982.46
                                                         2007     17.92        18.79     261,726.72
                                                         2008     18.79        15.05     238,895.76
                                                         2009     15.05        20.26     238,699.81
                                                         2010     20.26        22.52     212,166.77

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     29.46        31.93      48,425.47
                                                         2005     31.93        34.47     114,332.89
                                                         2006     34.47        38.06     131,110.14
                                                         2007     38.06        34.80     132,411.56
                                                         2008     34.80        18.44     114,642.03
                                                         2009     18.44        25.63     101,186.59
                                                         2010     25.63        28.95      82,993.60

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.97      23,738.90
                                                         2009      7.97        10.03      32,570.27
                                                         2010     10.03        11.04      42,385.77

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.59       7,220.50
                                                         2009      6.59         8.10      11,063.84
                                                         2010      8.10         8.85      25,422.53

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.02      62,019.61
                                                         2009      7.02         8.88      98,667.05
                                                         2010      8.88         9.62     101,912.71

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.56           0.00
                                                         2009      6.56         8.56       4,382.90
                                                         2010      8.56         9.07       6,793.08

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.56        12.93      62,507.21
                                                         2005     12.93        14.26     164,022.42
                                                         2006     14.26        15.41     250,427.67
                                                         2007     15.41        16.30     335,857.52
                                                         2008     16.30        10.21     417,015.62
                                                         2009     10.21        13.74     286,771.59
                                                         2010     13.74        17.04     259,058.63

MetLife Stock Index Investment Division (Class B)....... 2004     32.97        35.68     156,814.22
                                                         2005     35.68        36.65     508,917.52
                                                         2006     36.65        41.55     657,793.69
                                                         2007     41.55        42.92     786,082.23
                                                         2008     42.92        26.50     817,168.30
                                                         2009     26.50        32.84     771,039.32
                                                         2010     32.84        37.00     687,939.94

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.68       $11.10       9,587.47
                                                          2005     11.10        12.72      52,928.34
                                                          2006     12.72        15.84     142,466.77
                                                          2007     15.84        17.66     332,197.88
                                                          2008     17.66        10.02     297,195.00
                                                          2009     10.02        12.97     362,562.60
                                                          2010     12.97        14.22     334,005.30

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     35.53        38.58       2,372.87
                                                          2005     38.58        39.05      24,860.40
                                                          2006     39.05        43.02      30,424.70
                                                          2007     43.02        44.08      41,943.27
                                                          2008     44.08        33.68      50,483.60
                                                          2009     33.68        39.22      39,770.66
                                                          2010     39.22        42.38      36,321.13

MFS(R) Value Investment Division (Class B)............... 2004     12.00        12.93     108,290.64
                                                          2005     12.93        12.51     300,285.56
                                                          2006     12.51        14.51     294,966.04
                                                          2007     14.51        13.71     345,129.39
                                                          2008     13.71         8.94     330,646.25
                                                          2009      8.94        10.61     297,687.36
                                                          2010     10.61        11.61     266,856.68

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.45        10.98     126,152.13
                                                          2005     10.98        12.21     339,025.45
                                                          2006     12.21        15.07     462,728.80
                                                          2007     15.07        16.39     668,772.94
                                                          2008     16.39         9.32     681,524.58
                                                          2009      9.32        11.77     545,497.99
                                                          2010     11.77        12.50     483,619.36

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     12.53        14.54     161,360.08

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     14.44        16.24      13,577.22
                                                          2005     16.24        17.04      54,056.40
                                                          2006     17.04        18.71      83,604.41
                                                          2007     18.71        19.91     114,242.92
                                                          2008     19.91         8.73     128,226.38
                                                          2009      8.73        11.47     132,554.81
                                                          2010     11.47        12.41           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.98       $17.96      74,073.36
                                                           2005     17.96        18.37     223,532.64
                                                           2006     18.37        21.05     290,437.96
                                                           2007     21.05        19.95     310,676.51
                                                           2008     19.95        12.06     257,490.00
                                                           2009     12.06        13.39     233,103.41
                                                           2010     13.39        15.99     210,101.98

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     18.35        21.38      65,404.67
                                                           2005     21.38        23.55     264,533.71
                                                           2006     23.55        25.78     358,701.49
                                                           2007     25.78        26.18     407,834.48
                                                           2008     26.18        13.53     341,977.21
                                                           2009     13.53        19.67     278,249.72
                                                           2010     19.67        24.40     250,524.15

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.88         8.54      13,129.16
                                                           2006      8.54         9.05      40,015.91
                                                           2007      9.05        10.17      79,747.56
                                                           2008     10.17         5.41     112,799.60
                                                           2009      5.41         7.65     169,418.84
                                                           2010      7.65         8.24     129,464.56

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.57        14.48       9,526.43
                                                           2005     14.48        16.53      41,647.66
                                                           2006     16.53        18.92      80,340.10
                                                           2007     18.92        19.79      93,672.46
                                                           2008     19.79        11.57     133,559.11
                                                           2009     11.57        15.92      84,554.35
                                                           2010     15.92        18.17      81,079.77

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.92        11.02      46,025.77
                                                           2007     11.02        12.01     108,646.03
                                                           2008     12.01        11.01     385,644.35
                                                           2009     11.01        12.79     385,291.98
                                                           2010     12.79        13.56     370,335.04

PIMCO Total Return Investment Division (Class B).......... 2004     11.59        11.99     175,654.13
                                                           2005     11.99        12.07     553,686.34
                                                           2006     12.07        12.41     649,425.03
                                                           2007     12.41        13.14     695,493.02
                                                           2008     13.14        12.98     630,863.83
                                                           2009     12.98        15.08     666,003.60
                                                           2010     15.08        16.06     745,481.48

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.14       $ 4.30      54,690.49
                                                     2005      4.30         4.70     116,180.49
                                                     2006      4.70         4.87     135,078.24
                                                     2007      4.87         6.31     407,620.95
                                                     2008      6.31         3.45     306,232.72
                                                     2009      3.45         5.40     334,322.12
                                                     2010      5.40         6.78     306,931.63

Russell 2000(R) Index Investment Division (Class B). 2004     13.32        15.23      43,993.41
                                                     2005     15.23        15.63     125,097.16
                                                     2006     15.63        18.09     195,532.47
                                                     2007     18.09        17.50     215,892.55
                                                     2008     17.50        11.42     255,521.17
                                                     2009     11.42        14.12     186,998.51
                                                     2010     14.12        17.60     159,173.37

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.69        11.38       2,415.26
                                                     2007     11.38        11.83      31,370.29
                                                     2008     11.83         7.80      28,383.39
                                                     2009      7.80         9.91      84,815.92
                                                     2010      9.91        11.14     106,307.75

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.50        11.13       7,199.49
                                                     2007     11.13        11.54      18,132.34
                                                     2008     11.54         8.51      15,571.41
                                                     2009      8.51        10.46      89,717.91
                                                     2010     10.46        11.56     223,553.24

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     11.04        11.95      37,785.95
                                                     2005     11.95        12.50     105,911.34
                                                     2006     12.50        13.89     144,424.76
                                                     2007     13.89        14.92     188,545.73
                                                     2008     14.92         8.51     173,797.48
                                                     2009      8.51        11.99     158,106.62
                                                     2010     11.99        13.77     138,130.61

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.23         7.06      37,130.45
                                                     2005      7.06         7.96     124,056.64
                                                     2006      7.96         8.32     194,513.98
                                                     2007      8.32         9.63     348,582.99
                                                     2008      9.63         5.71     286,541.36
                                                     2009      5.71         8.17     274,158.05
                                                     2010      8.17        10.27     243,552.93

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     12.20        12.99      11,525.19
                                                     2005     12.99        14.15      87,611.08
                                                     2006     14.15        14.44     117,645.04
                                                     2007     14.44        15.56      75,889.16
                                                     2008     15.56         9.75      83,913.67
                                                     2009      9.75        13.30      96,685.09
                                                     2010     13.30        17.63      92,674.51

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $18.30       $19.38       41,564.54
                                                        2005     19.38        19.56      221,755.12
                                                        2006     19.56        20.18      319,978.60
                                                        2007     20.18        20.59      312,486.45
                                                        2008     20.59        17.18      246,104.98
                                                        2009     17.18        22.30      229,790.38
                                                        2010     22.30        24.68      200,682.69

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     15.13        15.47       82,723.50
                                                        2005     15.47        15.43      242,323.34
                                                        2006     15.43        15.78      293,388.48
                                                        2007     15.78        16.16      355,994.79
                                                        2008     16.16        15.82      294,414.86
                                                        2009     15.82        16.20      278,597.22
                                                        2010     16.20        16.82      243,578.88

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.13       29,348.44
                                                        2006     11.13        12.67       92,202.40
                                                        2007     12.67        12.88      152,406.40
                                                        2008     12.88         7.54      151,235.14
                                                        2009      7.54         9.76      150,755.43
                                                        2010      9.76        11.12      135,054.41

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.28       34,049.10
                                                        2006     10.28        10.82      219,274.10
                                                        2007     10.82        11.24      542,410.67
                                                        2008     11.24         9.47      837,770.87
                                                        2009      9.47        11.23      722,615.32
                                                        2010     11.23        12.16      702,429.67

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.50      167,681.07
                                                        2006     10.50        11.31      803,741.14
                                                        2007     11.31        11.66    1,798,990.05
                                                        2008     11.66         9.00    2,169,751.21
                                                        2009      9.00        10.95    2,002,953.50
                                                        2010     10.95        12.02    1,952,472.22

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.73      384,317.09
                                                        2006     10.73        11.81    1,882,802.48
                                                        2007     11.81        12.13    3,987,132.98
                                                        2008     12.13         8.52    4,568,457.55
                                                        2009      8.52        10.60    4,334,438.20
                                                        2010     10.60        11.81    4,380,070.37

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.95      299,456.61
                                                        2006     10.95        12.31    1,441,069.15
                                                        2007     12.31        12.58    3,442,051.17
                                                        2008     12.58         8.03    3,852,526.33
                                                        2009      8.03        10.21    3,616,688.31
                                                        2010     10.21        11.52    3,482,450.40
At 1.85 Separate Account Charge:

American Funds Bond Investment Division (Class 2)/(e)/. 2006     14.23        14.89      104,580.49
                                                        2007     14.89        15.11      296,130.88
                                                        2008     15.11        13.44      264,484.04
                                                        2009     13.44        14.86      226,808.25
                                                        2010     14.86        15.53      222,768.25

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.96        18.93       68,677.50
                                                        2005     18.93        23.30      237,611.10
                                                        2006     23.30        28.38      407,554.60
                                                        2007     28.38        33.83      454,460.12
                                                        2008     33.83        15.43      381,495.88
                                                        2009     15.43        24.44      361,913.51
                                                        2010     24.44        29.37      321,170.79

American Funds Growth Investment Division (Class 2).... 2004    105.51       116.52       31,410.78
                                                        2005    116.52       132.91      109,541.48
                                                        2006    132.91       143.81      161,281.14
                                                        2007    143.81       158.59      181,913.28
                                                        2008    158.59        87.22      162,427.62
                                                        2009     87.22       119.37      147,719.28
                                                        2010    119.37       139.07      135,430.24

American Funds Growth-Income Investment Division
  (Class 2 )........................................... 2004     82.11        88.97       32,405.93
                                                        2005     88.97        92.43       95,865.42
                                                        2006     92.43       104.54      129,393.14
                                                        2007    104.54       107.79      148,871.59
                                                        2008    107.79        65.76      135,977.45
                                                        2009     65.76        84.72      126,583.29
                                                        2010     84.72        92.67      114,355.33

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.99     16,156.05
                                                           2009      6.99         8.90      6,017.17
                                                           2010      8.90         9.82     34,094.47

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     14.30        14.97     11,049.75
                                                           2007     14.97        15.19     20,204.36
                                                           2008     15.19        13.52      4,521.35
                                                           2009     13.52        14.95      7,742.30
                                                           2010     14.95        15.63      7,174.71

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.68        13.35          0.00
                                                           2002     13.35        10.61      5,433.81
                                                           2003     10.61        16.00     21,510.49
                                                           2004     16.00        19.00     47,884.39
                                                           2005     19.00        23.39     47,538.52
                                                           2006     23.39        28.50     55,052.75
                                                           2007     28.50        33.99     61,494.55
                                                           2008     33.99        15.51     37,206.10
                                                           2009     15.51        24.58     38,931.64
                                                           2010     24.58        29.55     35,491.25

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.34     51,998.84
                                                           2009      6.34         8.37     34,825.77
                                                           2010      8.37         9.34     43,535.87

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    118.09       106.84          0.00
                                                           2002    106.84        79.27      4,653.65
                                                           2003     79.27       106.52     13,948.66
                                                           2004    106.52       117.68     17,556.29
                                                           2005    117.68       134.31     18,899.19
                                                           2006    134.31       145.40     18,346.30
                                                           2007    145.40       160.42     15,964.61
                                                           2008    160.42        88.27     11,078.19
                                                           2009     88.27       120.87      8,703.94
                                                           2010    120.87       140.89      7,562.07

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     82.85        79.47          0.00
                                                           2002     79.47        63.73      6,550.73
                                                           2003     63.73        82.89     22,621.15
                                                           2004     82.89        89.86     31,348.41
                                                           2005     89.86        93.41     23,724.36
                                                           2006     93.41       105.69     19,735.20
                                                           2007    105.69       109.03     15,766.98
                                                           2008    109.03        66.55     11,621.18
                                                           2009     66.55        85.78     10,270.02
                                                           2010     85.78        93.88      8,445.76

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.67      78,668.60
                                                           2009      7.67         9.31     127,085.38
                                                           2010      9.31        10.06     157,906.40

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     11.44        13.04       4,087.34
                                                           2005     13.04        15.09      10,887.21
                                                           2006     15.09        17.25      64,053.22
                                                           2007     17.25        18.68      21,488.93
                                                           2008     18.68        10.24      37,588.13
                                                           2009     10.24        12.28      28,498.79
                                                           2010     12.28        12.91      11,363.52

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.23        12.58      92,544.61
                                                           2005     12.58        12.60     181,365.97
                                                           2006     12.60        12.87     186,339.30
                                                           2007     12.87        13.50     199,174.29
                                                           2008     13.50        14.02     144,680.37
                                                           2009     14.02        14.48     149,358.38
                                                           2010     14.48        15.06     137,934.06

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     32.24        35.69          45.05
                                                           2005     35.69        38.77         238.65
                                                           2006     38.77        40.60         347.15
                                                           2007     40.60        48.02       1,326.04
                                                           2008     48.02        25.58         592.83
                                                           2009     25.58        37.51       1,130.52
                                                           2010     37.51        42.42       2,036.65

BlackRock Bond Income Investment Division (Class B)....... 2004     41.11        42.52      11,211.29
                                                           2005     42.52        42.73      14,994.74
                                                           2006     42.73        43.77      17,626.76
                                                           2007     43.77        45.64      18,194.79
                                                           2008     45.64        43.25      12,301.03
                                                           2009     43.25        46.45      18,287.42
                                                           2010     46.45        49.37      25,847.28

BlackRock Diversified Investment Division (Class B)....... 2004     33.79        36.39       2,669.97
                                                           2005     36.39        36.81       4,448.29
                                                           2006     36.81        39.92       4,329.04
                                                           2007     39.92        41.47       4,824.05
                                                           2008     41.47        30.60       5,129.19
                                                           2009     30.60        35.22       4,699.93
                                                           2010     35.22        37.87       3,868.69

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $73.57       $74.08       5,284.27
                                                               2008     74.08        45.68       5,026.92
                                                               2009     45.68        53.56       4,787.54
                                                               2010     53.56        59.24       1,663.18

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     56.48        62.22       3,112.55
                                                               2005     62.22        63.23       4,861.53
                                                               2006     63.23        70.81       5,383.30
                                                               2007     70.81        74.20           0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.63        11.71       1,728.59
                                                               2005     11.71        12.16       5,434.38
                                                               2006     12.16        14.25      14,987.05
                                                               2007     14.25        14.45      29,327.64
                                                               2008     14.45         9.22      21,666.18
                                                               2009      9.22        10.08      24,446.57
                                                               2010     10.08        10.80      22,539.56

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     22.64        24.77         462.28
                                                               2005     24.77        26.01       1,423.51
                                                               2006     26.01        26.58       1,904.45
                                                               2007     26.58        30.97       4,756.65
                                                               2008     30.97        19.28       7,942.87
                                                               2009     19.28        25.89      11,725.39
                                                               2010     25.89        30.42      20,896.18

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.68        16.84       6,455.51
                                                               2007     16.84        17.18       6,583.29
                                                               2008     17.18         9.30       5,931.87
                                                               2009      9.30         9.68           0.00

BlackRock Money Market Investment Division (Class B).......... 2004     20.86        20.75     104,013.73
                                                               2005     20.75        20.95     324,513.79
                                                               2006     20.95        21.54     251,151.04
                                                               2007     21.54        22.21     356,429.90
                                                               2008     22.21        22.41     494,217.18
                                                               2009     22.41        22.10     408,418.49
                                                               2010     22.10        21.74     277,015.86

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.81      64,876.69
                                                               2005     12.81        14.27      80,823.38
                                                               2006     14.27        19.32      97,334.09
                                                               2007     19.32        16.15      70,377.64
                                                               2008     16.15         9.26      58,487.23
                                                               2009      9.26        12.28      46,467.07
                                                               2010     12.28        14.02      47,167.26

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 27.89      $ 29.97       6,468.34
                                                       2005     29.97        32.43      17,463.16
                                                       2006     32.43        36.47      20,737.71
                                                       2007     36.47        37.43      20,719.41
                                                       2008     37.43        22.26      18,021.90
                                                       2009     22.26        28.83      17,184.28
                                                       2010     28.83        31.68      30,615.25

FI Value Leaders Investment Division (Class B)........ 2004     22.38        25.21         371.96
                                                       2005     25.21        27.38       4,289.70
                                                       2006     27.38        30.08       9,274.23
                                                       2007     30.08        30.75       8,203.99
                                                       2008     30.75        18.41       7,620.90
                                                       2009     18.41        22.01       6,671.37
                                                       2010     22.01        24.74       3,598.85

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.95        13.85       7,541.78
                                                       2005     13.85        15.57      14,013.75
                                                       2006     15.57        19.73     158,503.25
                                                       2007     19.73        19.19      33,144.02
                                                       2008     19.19        11.16      22,039.10
                                                       2009     11.16        17.02      29,577.09
                                                       2010     17.02        19.49      46,708.12

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.29        12.07       3,525.98
                                                       2005     12.07        12.86         708.70
                                                       2006     12.86        14.44       1,143.31
                                                       2007     14.44        15.78       1,011.07
                                                       2008     15.78         9.51         510.46
                                                       2009      9.51        12.52       1,062.85
                                                       2010     12.52        15.54         663.85

Janus Forty Investment Division (Class B)/(h)/........ 2007    136.95       167.72       1,772.13
                                                       2008    167.72        95.68       8,411.41
                                                       2009     95.68       134.46       8,730.11
                                                       2010    134.46       144.68       8,003.07

Jennison Growth Investment Division (Class B)/(b)/.... 2005      4.01         4.81       8,946.99
                                                       2006      4.81         4.86       6,029.35
                                                       2007      4.86         5.32       8,827.72
                                                       2008      5.32         3.32       7,882.98
                                                       2009      3.32         4.56      12,058.85
                                                       2010      4.56         4.99      11,102.35

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.18         4.36           0.00
                                                       2005      4.36         3.97       4,519.29

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.48       $13.45      1,004.90
                                                            2005     13.45        14.30      2,031.80
                                                            2006     14.30        16.13      1,841.64
                                                            2007     16.13        15.44      3,277.99
                                                            2008     15.44         9.37      3,155.11
                                                            2009      9.37        12.60      3,896.69
                                                            2010     12.60        15.23      2,336.24

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.55         7.10        717.63
                                                            2005      7.10         7.94      2,248.76
                                                            2006      7.94         7.67      2,745.72
                                                            2007      7.67         7.72      2,239.73
                                                            2008      7.72         4.62      3,403.68
                                                            2009      4.62         6.05      3,284.16
                                                            2010      6.05         7.37      5,116.88

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      9.19         9.83        608.35
                                                            2007      9.83         9.10        873.76
                                                            2008      9.10         4.06        622.09
                                                            2009      4.06         5.51      2,114.17
                                                            2010      5.51         5.82      1,721.86

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.59         8.40          0.00
                                                            2005      8.40         8.83          0.00
                                                            2006      8.83         9.22          0.00

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     22.83        25.83        210.62
                                                            2005     25.83        27.11      2,490.63
                                                            2006     27.11        31.04      5,005.48
                                                            2007     31.04        34.08      5,744.10
                                                            2008     34.08        21.43      5,297.59
                                                            2009     21.43        27.39      4,323.63
                                                            2010     27.39        34.27     10,547.88

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.74         9.66      1,105.28
                                                            2005      9.66         9.92      3,414.63
                                                            2006      9.92        10.71      5,237.83
                                                            2007     10.71        10.99      3,256.39
                                                            2008     10.99         6.34      3,427.58
                                                            2009      6.34         8.09      3,985.21
                                                            2010      8.09        10.45      5,153.33

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.63       $16.63       9,960.03
                                                         2005     16.63        16.60      20,983.88
                                                         2006     16.60        17.82      32,633.12
                                                         2007     17.82        18.68      35,876.34
                                                         2008     18.68        14.95      27,954.76
                                                         2009     14.95        20.12      29,870.90
                                                         2010     20.12        22.36      45,596.25

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     29.30        31.74       6,059.03
                                                         2005     31.74        34.26      10,284.09
                                                         2006     34.26        37.80      10,919.67
                                                         2007     37.80        34.55       9,045.19
                                                         2008     34.55        18.30       6,989.10
                                                         2009     18.30        25.42       5,576.20
                                                         2010     25.42        28.69       5,178.93

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.97       2,814.50
                                                         2009      7.97        10.02      15,058.83
                                                         2010     10.02        11.02      22,374.70

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.58         642.17
                                                         2009      6.58         8.09       7,958.67
                                                         2010      8.09         8.83      19,227.39

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.02         867.94
                                                         2009      7.02         8.87      11,836.69
                                                         2010      8.87         9.61      11,172.76

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.55           0.00
                                                         2009      6.55         8.55           0.00
                                                         2010      8.55         9.05         331.49

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.54        12.90       8,190.75
                                                         2005     12.90        14.22      20,046.68
                                                         2006     14.22        15.36      22,907.88
                                                         2007     15.36        16.24      33,285.28
                                                         2008     16.24        10.16      33,299.10
                                                         2009     10.16        13.67      38,581.66
                                                         2010     13.67        16.95      40,148.19

MetLife Stock Index Investment Division (Class B)....... 2004     32.74        35.42      44,091.65
                                                         2005     35.42        36.37      59,871.73
                                                         2006     36.37        41.20      62,239.34
                                                         2007     41.20        42.54     111,947.04
                                                         2008     42.54        26.25     105,372.64
                                                         2009     26.25        32.52      66,441.05
                                                         2010     32.52        36.62      56,040.05

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.66       $11.08       1,039.50
                                                          2005     11.08        12.69       8,054.13
                                                          2006     12.69        15.80     172,511.87
                                                          2007     15.80        17.60      23,109.56
                                                          2008     17.60         9.98      21,656.53
                                                          2009      9.98        12.91      19,612.17
                                                          2010     12.91        14.15      18,757.76

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     35.23        38.24       4,251.94
                                                          2005     38.24        38.69       7,910.43
                                                          2006     38.69        42.60       6,982.51
                                                          2007     42.60        43.63       7,881.47
                                                          2008     43.63        33.32       7,731.63
                                                          2009     33.32        38.77       5,617.31
                                                          2010     38.77        41.88       4,550.38

MFS(R) Value Investment Division (Class B)............... 2004     11.96        12.89      10,020.95
                                                          2005     12.89        12.47      19,981.09
                                                          2006     12.47        14.46      23,281.72
                                                          2007     14.46        13.65      18,523.30
                                                          2008     13.65         8.90      11,013.51
                                                          2009      8.90        10.55       7,621.89
                                                          2010     10.55        11.54      14,044.68

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.43        10.95      22,629.26
                                                          2005     10.95        12.16      36,330.89
                                                          2006     12.16        15.01      94,413.27
                                                          2007     15.01        16.32      47,786.63
                                                          2008     16.32         9.27      50,768.87
                                                          2009      9.27        11.70      71,741.27
                                                          2010     11.70        12.42      80,156.73

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     12.45        14.44      10,863.44

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     14.39        16.17       1,644.30
                                                          2005     16.17        16.97       5,360.57
                                                          2006     16.97        18.62      14,154.65
                                                          2007     18.62        19.80      12,863.26
                                                          2008     19.80         8.68      10,660.15
                                                          2009      8.68        11.40       9,834.12
                                                          2010     11.40        12.33           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.95       $17.92      11,753.30
                                                           2005     17.92        18.32      21,628.30
                                                           2006     18.32        20.98      20,997.41
                                                           2007     20.98        19.87      20,421.61
                                                           2008     19.87        12.01      16,063.34
                                                           2009     12.01        13.33      16,591.46
                                                           2010     13.33        15.91       8,810.16

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     18.30        21.32      12,681.85
                                                           2005     21.32        23.47      30,464.03
                                                           2006     23.47        25.67      25,980.67
                                                           2007     25.67        26.06      38,147.45
                                                           2008     26.06        13.46      28,329.95
                                                           2009     13.46        19.56      27,600.62
                                                           2010     19.56        24.25      25,119.65

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.86         8.52       2,379.05
                                                           2006      8.52         9.02       4,179.92
                                                           2007      9.02        10.14       5,388.55
                                                           2008     10.14         5.39       7,861.72
                                                           2009      5.39         7.62      10,614.76
                                                           2010      7.62         8.20      25,578.72

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.52        14.42         627.40
                                                           2005     14.42        16.45      13,096.47
                                                           2006     16.45        18.83      13,133.45
                                                           2007     18.83        19.68      14,215.52
                                                           2008     19.68        11.50      10,509.76
                                                           2009     11.50        15.82       6,253.79
                                                           2010     15.82        18.04       8,920.09

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.91        11.00      19,189.87
                                                           2007     11.00        11.98      26,163.63
                                                           2008     11.98        10.97      91,603.08
                                                           2009     10.97        12.74     109,422.34
                                                           2010     12.74        13.51     173,262.12

PIMCO Total Return Investment Division (Class B).......... 2004     11.57        11.97      75,764.44
                                                           2005     11.97        12.04     124,281.92
                                                           2006     12.04        12.38     112,961.77
                                                           2007     12.38        13.10      97,628.56
                                                           2008     13.10        12.93      79,653.79
                                                           2009     12.93        15.02     114,495.01
                                                           2010     15.02        15.98     177,152.52

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.13       $ 4.29      3,524.62
                                                     2005      4.29         4.69     13,740.54
                                                     2006      4.69         4.86      9,597.81
                                                     2007      4.86         6.29     39,985.44
                                                     2008      6.29         3.43     17,963.24
                                                     2009      3.43         5.37     30,301.95
                                                     2010      5.37         6.75     32,973.04

Russell 2000(R) Index Investment Division (Class B). 2004     13.28        15.18      9,859.86
                                                     2005     15.18        15.58     18,345.93
                                                     2006     15.58        18.02     14,354.90
                                                     2007     18.02        17.42     16,365.06
                                                     2008     17.42        11.36     21,728.68
                                                     2009     11.36        14.05     18,437.94
                                                     2010     14.05        17.49     18,099.33

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.68        11.38      7,083.60
                                                     2007     11.38        11.82      2,192.61
                                                     2008     11.82         7.79          0.00
                                                     2009      7.79         9.89     21,585.81
                                                     2010      9.89        11.11     14,597.72

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.49        11.12      9,073.32
                                                     2007     11.12        11.53      8,857.10
                                                     2008     11.53         8.50      3,949.15
                                                     2009      8.50        10.44     21,678.40
                                                     2010     10.44        11.53     58,683.04

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     11.01        11.91     18,675.83
                                                     2005     11.91        12.46     24,525.87
                                                     2006     12.46        13.83     14,585.86
                                                     2007     13.83        14.85     17,001.87
                                                     2008     14.85         8.47     10,362.31
                                                     2009      8.47        11.92     14,593.26
                                                     2010     11.92        13.69     11,985.48

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.22         7.04     16,291.17
                                                     2005      7.04         7.94     26,125.77
                                                     2006      7.94         8.29     28,679.60
                                                     2007      8.29         9.60     27,213.69
                                                     2008      9.60         5.69     22,959.63
                                                     2009      5.69         8.14     22,577.55
                                                     2010      8.14        10.22     27,581.73

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     12.16        12.94      3,454.17
                                                     2005     12.94        14.09      5,424.51
                                                     2006     14.09        14.37      6,328.13
                                                     2007     14.37        15.48      4,990.63
                                                     2008     15.48         9.69      3,420.02
                                                     2009      9.69        13.22      5,176.45
                                                     2010     13.22        17.51      8,609.71

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $18.21       $19.28      12,615.56
                                                        2005     19.28        19.45      34,252.48
                                                        2006     19.45        20.05      37,010.35
                                                        2007     20.05        20.46      37,040.76
                                                        2008     20.46        17.06      23,747.46
                                                        2009     17.06        22.13      24,689.17
                                                        2010     22.13        24.48      23,877.41

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     15.05        15.39      47,113.92
                                                        2005     15.39        15.35      38,050.25
                                                        2006     15.35        15.69      43,062.40
                                                        2007     15.69        16.05      38,784.70
                                                        2008     16.05        15.70      39,493.67
                                                        2009     15.70        16.08      42,093.17
                                                        2010     16.08        16.68      78,786.11

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.13           0.00
                                                        2006     11.13        12.66       8,556.47
                                                        2007     12.66        12.86      19,507.66
                                                        2008     12.86         7.53      10,898.69
                                                        2009      7.53         9.74      18,156.28
                                                        2010      9.74        11.08      18,110.67

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.28      48,694.26
                                                        2006     10.28        10.81      44,100.05
                                                        2007     10.81        11.22     101,147.89
                                                        2008     11.22         9.45     130,786.84
                                                        2009      9.45        11.20     157,381.10
                                                        2010     11.20        12.13     331,541.91

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.50      26,136.99
                                                        2006     10.50        11.30     136,761.89
                                                        2007     11.30        11.65     318,773.46
                                                        2008     11.65         8.98     343,585.58
                                                        2009      8.98        10.93     431,215.15
                                                        2010     10.93        11.99     415,944.29

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.73      41,876.81
                                                        2006     10.73        11.80     117,192.72
                                                        2007     11.80        12.11     420,449.94
                                                        2008     12.11         8.50     498,152.76
                                                        2009      8.50        10.58     548,024.72
                                                        2010     10.58        11.78     715,122.89

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.95       1,384.24
                                                        2006     10.95        12.30     149,531.62
                                                        2007     12.30        12.57     307,589.33
                                                        2008     12.57         8.02     417,724.16
                                                        2009      8.02        10.18     378,482.14
                                                        2010     10.18        11.49     380,176.35
At 1.90 Separate Account Charge:

American Funds Bond Investment Division (Class 2)/(e)/. 2006     14.17        14.82       8,654.37
                                                        2007     14.82        15.03      64,679.57
                                                        2008     15.03        13.36      27,408.60
                                                        2009     13.36        14.77      23,620.66
                                                        2010     14.77        15.42      22,683.57

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.91        18.87       4,289.64
                                                        2005     18.87        23.21      27,075.11
                                                        2006     23.21        28.26      58,485.92
                                                        2007     28.26        33.66      41,391.23
                                                        2008     33.66        15.35      26,114.42
                                                        2009     15.35        24.29      27,842.07
                                                        2010     24.29        29.18      27,636.95

American Funds Growth Investment Division (Class 2).... 2004    104.47       115.31       3,649.80
                                                        2005    115.31       131.46       8,989.65
                                                        2006    131.46       142.18      11,261.16
                                                        2007    142.18       156.71      11,033.18
                                                        2008    156.71        86.14      10,264.18
                                                        2009     86.14       117.83       8,082.71
                                                        2010    117.83       137.21       8,417.00

American Funds Growth-Income Investment Division
  (Class 2 )........................................... 2004     81.30        88.04       5,115.63
                                                        2005     88.04        91.43      12,031.87
                                                        2006     91.43       103.35      13,277.30
                                                        2007    103.35       106.51      14,919.20
                                                        2008    106.51        64.94      12,346.01
                                                        2009     64.94        83.63      10,789.21
                                                        2010     83.63        91.43      13,486.73

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.99      793,338.10
                                                           2009      6.99         8.89      869,855.14
                                                           2010      8.89         9.81      818,146.78

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     14.23        14.89      110,668.18
                                                           2007     14.89        15.11      252,107.71
                                                           2008     15.11        13.44      158,993.33
                                                           2009     13.44        14.86      118,527.47
                                                           2010     14.86        15.53       22,969.39

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.66        13.32            0.00
                                                           2002     13.32        10.59       32,229.47
                                                           2003     10.59        15.96      171,695.10
                                                           2004     15.96        18.93      369,097.08
                                                           2005     18.93        23.30      429,939.53
                                                           2006     23.30        28.38      467,603.88
                                                           2007     28.38        33.83      501,389.85
                                                           2008     33.83        15.43      399,490.96
                                                           2009     15.43        24.44      293,090.40
                                                           2010     24.44        29.37      116,062.47

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.34      866,564.61
                                                           2009      6.34         8.36    1,244,523.49
                                                           2010      8.36         9.33    1,208,017.85

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    117.06       105.89            0.00
                                                           2002    105.89        78.52       21,502.34
                                                           2003     78.52       105.46      124,946.44
                                                           2004    105.46       116.46      226,287.64
                                                           2005    116.46       132.85      227,880.56
                                                           2006    132.85       143.74      219,738.44
                                                           2007    143.74       158.52      200,783.72
                                                           2008    158.52        87.18      165,466.58
                                                           2009     87.18       119.31      122,803.65
                                                           2010    119.31       139.01       45,720.85

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     82.13        78.76            0.00
                                                           2002     78.76        63.13       26,184.96
                                                           2003     63.13        82.07      152,150.41
                                                           2004     82.07        88.92      272,765.78
                                                           2005     88.92        92.39      271,138.47
                                                           2006     92.39       104.49      255,679.74
                                                           2007    104.49       107.74      235,028.44
                                                           2008    107.74        65.72      184,407.55
                                                           2009     65.72        84.68      140,511.13
                                                           2010     84.68        92.63       50,052.03

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.66      770,785.94
                                                           2009      7.66         9.30    1,145,363.81
                                                           2010      9.30        10.05    1,205,333.73

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     11.36        12.95       66,514.52
                                                           2005     12.95        14.98      189,007.22
                                                           2006     14.98        17.12      286,646.95
                                                           2007     17.12        18.52      345,202.32
                                                           2008     18.52        10.15      337,447.42
                                                           2009     10.15        12.16      301,283.60
                                                           2010     12.16        12.78      268,890.23

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.20        12.54      912,875.40
                                                           2005     12.54        12.55    2,487,168.01
                                                           2006     12.55        12.81    3,484,985.75
                                                           2007     12.81        13.44    3,999,451.60
                                                           2008     13.44        13.95    2,966,370.88
                                                           2009     13.95        14.40    2,989,033.63
                                                           2010     14.40        14.97    2,779,607.23

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     31.99        35.39       14,507.99
                                                           2005     35.39        38.43       33,286.34
                                                           2006     38.43        40.23       43,705.22
                                                           2007     40.23        47.55       70,980.26
                                                           2008     47.55        25.31       82,539.30
                                                           2009     25.31        37.10       78,531.15
                                                           2010     37.10        41.95       70,414.69

BlackRock Bond Income Investment Division (Class B)....... 2004     40.69        42.07       99,262.50
                                                           2005     42.07        42.25      244,663.60
                                                           2006     42.25        43.26      285,288.76
                                                           2007     43.26        45.09      293,830.30
                                                           2008     45.09        42.70      232,467.50
                                                           2009     42.70        45.84      222,884.83
                                                           2010     45.84        48.70      211,782.20

BlackRock Diversified Investment Division (Class B)....... 2004     33.49        36.06       80,214.35
                                                           2005     36.06        36.45      170,523.14
                                                           2006     36.45        39.51      198,591.75
                                                           2007     39.51        41.02      213,746.69
                                                           2008     41.02        30.26      193,973.87
                                                           2009     30.26        34.81      181,978.89
                                                           2010     34.81        37.41      182,881.50

BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.......................................... 2007     72.70        73.18       39,294.08
                                                           2008     73.18        45.10       36,769.51
                                                           2009     45.10        52.85       42,519.16
                                                           2010     52.85        58.43       40,747.38

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
BlackRock Large Cap Investment Division (Class B)/(g)/.. 2004    $55.89       $61.55       16,467.79
                                                         2005     61.55        62.52       29,159.47
                                                         2006     62.52        69.98       31,632.37
                                                         2007     69.98        73.32            0.00

BlackRock Large Cap Value Investment Division
  (Class B)............................................. 2004     10.62        11.70       97,499.59
                                                         2005     11.70        12.14      281,289.27
                                                         2006     12.14        14.22      785,867.66
                                                         2007     14.22        14.41      891,656.41
                                                         2008     14.41         9.19      829,917.35
                                                         2009      9.19        10.04      684,291.55
                                                         2010     10.04        10.75      640,457.24

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/........................................ 2004     22.54        24.65       17,058.19
                                                         2005     24.65        25.87       55,172.58
                                                         2006     25.87        26.42       80,102.03
                                                         2007     26.42        30.76      133,618.69
                                                         2008     30.76        19.14      189,943.84
                                                         2009     19.14        25.69      188,147.65
                                                         2010     25.69        30.18      154,658.84

BlackRock Legacy Large Cap Growth Investment
  Division--Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/. 2006     16.60        16.76        8,101.86
                                                         2007     16.76        17.09       22,822.86
                                                         2008     17.09         9.24       21,354.23
                                                         2009      9.24         9.62            0.00

BlackRock Money Market Investment Division (Class B).... 2004     20.64        20.53       33,612.06
                                                         2005     20.53        20.72       96,921.47
                                                         2006     20.72        21.29      121,116.76
                                                         2007     21.29        21.94      140,229.63
                                                         2008     21.94        22.13      236,478.05
                                                         2009     22.13        21.81      211,366.01
                                                         2010     21.81        21.45      211,791.59

Clarion Global Real Estate Investment Division
  (Class B)/(c)/........................................ 2004      9.99        12.80      500,548.88
                                                         2005     12.80        14.26    1,035,388.32
                                                         2006     14.26        19.29    1,703,076.70
                                                         2007     19.29        16.12    1,354,919.10
                                                         2008     16.12         9.24    1,100,900.47
                                                         2009      9.24        12.24      926,949.89
                                                         2010     12.24        13.97      787,792.03

Davis Venture Value Investment Division (Class B)....... 2004     27.76        29.82      141,982.73
                                                         2005     29.82        32.25      388,337.72
                                                         2006     32.25        36.25      584,897.58
                                                         2007     36.25        37.18      642,957.77
                                                         2008     37.18        22.11      617,269.34
                                                         2009     22.11        28.61      597,878.96
                                                         2010     28.61        31.43      558,016.26

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
FI Value Leaders Investment Division (Class B)........ 2004   $ 22.26      $ 25.06      19,437.68
                                                       2005     25.06        27.21      93,322.20
                                                       2006     27.21        29.87     170,569.65
                                                       2007     29.87        30.52     169,574.77
                                                       2008     30.52        18.27     146,370.87
                                                       2009     18.27        21.82     146,108.83
                                                       2010     21.82        24.52     140,404.04

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.94        13.83     151,127.30
                                                       2005     13.83        15.53     405,603.51
                                                       2006     15.53        19.68     897,052.85
                                                       2007     19.68        19.13     955,712.37
                                                       2008     19.13        11.12     716,024.87
                                                       2009     11.12        16.95     731,710.70
                                                       2010     16.95        19.40     712,104.44

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.27        12.05      26,294.95
                                                       2005     12.05        12.83      50,215.73
                                                       2006     12.83        14.41      82,523.50
                                                       2007     14.41        15.73      94,017.36
                                                       2008     15.73         9.47      80,145.63
                                                       2009      9.47        12.46      73,627.85
                                                       2010     12.46        15.46      60,530.15

Janus Forty Investment Division (Class B)/(h)/........ 2007    135.24       165.57      28,994.67
                                                       2008    165.57        94.41     111,088.82
                                                       2009     94.41       132.60     112,266.18
                                                       2010    132.60       142.62      84,422.82

Jennison Growth Investment Division (Class B)/(b)/.... 2005      4.00         4.80      61,967.11
                                                       2006      4.80         4.84     142,425.77
                                                       2007      4.84         5.30     225,098.62
                                                       2008      5.30         3.30     211,021.60
                                                       2009      3.30         4.53     272,274.33
                                                       2010      4.53         4.96     311,550.99

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.17         4.35      17,007.14
                                                       2005      4.35         3.96      24,141.97

Lazard Mid Cap Investment Division (Class B).......... 2004     12.46        13.43      36,281.76
                                                       2005     13.43        14.27      72,907.38
                                                       2006     14.27        16.09     140,197.13
                                                       2007     16.09        15.39     199,724.02
                                                       2008     15.39         9.33     143,593.02
                                                       2009      9.33        12.55     125,031.77
                                                       2010     12.55        15.16     116,809.60

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004    $ 6.54       $ 7.09      37,453.78
                                                            2005      7.09         7.92     107,721.48
                                                            2006      7.92         7.65     181,140.34
                                                            2007      7.65         7.69     159,531.06
                                                            2008      7.69         4.61     147,199.47
                                                            2009      4.61         6.02     129,670.93
                                                            2010      6.02         7.33     132,040.29

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      9.15         9.80      85,499.93
                                                            2007      9.80         9.06     112,238.01
                                                            2008      9.06         4.04     129,264.47
                                                            2009      4.04         5.48     133,249.29
                                                            2010      5.48         5.78     149,399.49

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.57         8.38      12,559.46
                                                            2005      8.38         8.80      26,386.07
                                                            2006      8.80         9.19      44,385.13

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     22.72        25.69      12,143.39
                                                            2005     25.69        26.95      40,829.47
                                                            2006     26.95        30.84     130,657.92
                                                            2007     30.84        33.84     199,591.20
                                                            2008     33.84        21.27     173,286.62
                                                            2009     21.27        27.17     158,982.65
                                                            2010     27.17        33.99     138,249.17

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.73         9.64      57,281.24
                                                            2005      9.64         9.90     154,552.24
                                                            2006      9.90        10.68     155,088.49
                                                            2007     10.68        10.95     148,632.91
                                                            2008     10.95         6.32     136,278.75
                                                            2009      6.32         8.05     140,002.30
                                                            2010      8.05        10.40     141,767.81

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.57        16.56     124,851.59
                                                            2005     16.56        16.52     328,720.38
                                                            2006     16.52        17.73     549,861.12
                                                            2007     17.73        18.57     683,372.92
                                                            2008     18.57        14.86     521,594.46
                                                            2009     14.86        19.98     494,089.65
                                                            2010     19.98        22.19     462,448.39

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004    $29.14       $31.56      117,721.46
                                                         2005     31.56        34.04      298,396.49
                                                         2006     34.04        37.54      324,215.96
                                                         2007     37.54        34.29      314,103.91
                                                         2008     34.29        18.16      246,922.94
                                                         2009     18.16        25.21      223,645.47
                                                         2010     25.21        28.44      202,186.24

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.96       65,467.64
                                                         2009      7.96        10.01      133,239.70
                                                         2010     10.01        11.01      143,548.29

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.58       29,274.68
                                                         2009      6.58         8.08       67,025.87
                                                         2010      8.08         8.82       80,339.99

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.01      144,929.43
                                                         2009      7.01         8.87      175,218.39
                                                         2010      8.87         9.59      181,606.59

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.55       25,230.25
                                                         2009      6.55         8.54       33,984.78
                                                         2010      8.54         9.04       46,013.11

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.52        12.87      208,061.30
                                                         2005     12.87        14.18      554,103.04
                                                         2006     14.18        15.31      720,723.19
                                                         2007     15.31        16.18      815,160.84
                                                         2008     16.18        10.12      870,940.54
                                                         2009     10.12        13.61      779,815.38
                                                         2010     13.61        16.86      668,440.65

MetLife Stock Index Investment Division (Class B)....... 2004     32.51        35.16      454,627.96
                                                         2005     35.16        36.08    1,199,871.15
                                                         2006     36.08        40.86    1,603,848.66
                                                         2007     40.86        42.17    1,777,768.44
                                                         2008     42.17        26.01    1,911,644.92
                                                         2009     26.01        32.20    1,814,584.61
                                                         2010     32.20        36.24    1,671,477.38

MFS(R) Research International Investment Division
  (Class B)............................................. 2004      9.65        11.06       50,747.07
                                                         2005     11.06        12.66      136,987.82
                                                         2006     12.66        15.75      459,100.86
                                                         2007     15.75        17.54      602,200.33
                                                         2008     17.54         9.94      760,261.43
                                                         2009      9.94        12.85      625,532.66
                                                         2010     12.85        14.08      490,362.55

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Total Return Investment Division (Class B)/(c)/.... 2004    $34.93       $37.91       57,702.72
                                                           2005     37.91        38.33      124,020.75
                                                           2006     38.33        42.19      132,486.50
                                                           2007     42.19        43.18      145,281.71
                                                           2008     43.18        32.96      120,025.00
                                                           2009     32.96        38.34      109,408.46
                                                           2010     38.34        41.38       87,465.14

MFS(R) Value Investment Division (Class B)................ 2004     11.93        12.85      374,626.53
                                                           2005     12.85        12.43      724,619.90
                                                           2006     12.43        14.40      756,964.22
                                                           2007     14.40        13.58      757,560.42
                                                           2008     13.58         8.85      618,064.49
                                                           2009      8.85        10.49      549,389.91
                                                           2010     10.49        11.47      536,957.19

Morgan Stanley EAFE(R) Index Investment Division
  (Class B)............................................... 2004      9.40        10.91      332,349.68
                                                           2005     10.91        12.12      858,238.92
                                                           2006     12.12        14.95    1,194,424.94
                                                           2007     14.95        16.24    1,350,230.97
                                                           2008     16.24         9.23    1,590,004.75
                                                           2009      9.23        11.64    1,410,760.29
                                                           2010     11.64        12.35    1,345,440.92

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/.......................................... 2010     12.37        14.34      230,651.94

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B)).............................................. 2004     14.34        16.11       87,053.78
                                                           2005     16.11        16.89      144,414.87
                                                           2006     16.89        18.53      233,166.60
                                                           2007     18.53        19.69      278,142.29
                                                           2008     19.69         8.63      263,433.41
                                                           2009      8.63        11.33      232,422.73
                                                           2010     11.33        12.25            0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004     15.92        17.88      319,423.19
                                                           2005     17.88        18.26      519,681.12
                                                           2006     18.26        20.91      565,296.57
                                                           2007     20.91        19.80      532,334.89
                                                           2008     19.80        11.96      434,107.53
                                                           2009     11.96        13.26      407,729.67
                                                           2010     13.26        15.83      378,764.16

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Investment Division
  (Class B)                                           2004    $18.25       $21.25      245,824.45
                                                      2005     21.25        23.39      630,927.75
                                                      2006     23.39        25.57      853,094.21
                                                      2007     25.57        25.94      925,152.39
                                                      2008     25.94        13.39      828,055.72
                                                      2009     13.39        19.45      738,216.07
                                                      2010     19.45        24.11      706,710.32

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/..................................... 2005      7.84         8.50       40,222.67
                                                      2006      8.50         8.99      137,636.89
                                                      2007      8.99        10.10      329,952.88
                                                      2008     10.10         5.37      350,373.23
                                                      2009      5.37         7.59      290,429.06
                                                      2010      7.59         8.16      228,899.19

Oppenheimer Global Equity Investment Division
  (Class B).......................................... 2004     12.48        14.36       27,956.80
                                                      2005     14.36        16.38      117,941.26
                                                      2006     16.38        18.74      248,855.43
                                                      2007     18.74        19.57      343,124.58
                                                      2008     19.57        11.44      269,245.86
                                                      2009     11.44        15.72      222,415.71
                                                      2010     15.72        17.92      251,014.54

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/..................................... 2006     10.89        10.98       98,620.86
                                                      2007     10.98        11.96      347,789.82
                                                      2008     11.96        10.94    1,120,866.37
                                                      2009     10.94        12.70    1,110,381.27
                                                      2010     12.70        13.46      963,131.83

PIMCO Total Return Investment Division (Class B)..... 2004     11.55        11.95      498,836.31
                                                      2005     11.95        12.01    1,136,842.07
                                                      2006     12.01        12.34    1,359,793.00
                                                      2007     12.34        13.05    1,553,384.52
                                                      2008     13.05        12.88    1,547,779.69
                                                      2009     12.88        14.95    1,549,998.52
                                                      2010     14.95        15.90    1,632,065.48

RCM Technology Investment Division (Class B)......... 2004      4.12         4.29       73,802.78
                                                      2005      4.29         4.68      148,140.40
                                                      2006      4.68         4.84      259,282.93
                                                      2007      4.84         6.27      762,703.26
                                                      2008      6.27         3.42      706,859.86
                                                      2009      3.42         5.35      884,140.78
                                                      2010      5.35         6.71      791,642.65

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class B). 2004    $13.25       $15.14      141,755.55
                                                     2005     15.14        15.52      350,011.64
                                                     2006     15.52        17.94      523,741.24
                                                     2007     17.94        17.34      570,083.25
                                                     2008     17.34        11.30      559,869.69
                                                     2009     11.30        13.97      532,783.70
                                                     2010     13.97        17.38      465,598.44

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.68        11.37       26,769.64
                                                     2007     11.37        11.80       59,479.13
                                                     2008     11.80         7.78       34,105.98
                                                     2009      7.78         9.87      102,646.82
                                                     2010      9.87        11.08      180,551.76

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.49        11.11       22,946.50
                                                     2007     11.11        11.52       30,912.00
                                                     2008     11.52         8.48       45,979.46
                                                     2009      8.48        10.42      393,719.43
                                                     2010     10.42        11.50      852,972.08

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.98        11.87      110,295.64
                                                     2005     11.87        12.41      294,698.78
                                                     2006     12.41        13.78      410,605.16
                                                     2007     13.78        14.78      636,200.16
                                                     2008     14.78         8.43      539,130.67
                                                     2009      8.43        11.85      473,303.91
                                                     2010     11.85        13.61      410,678.72

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.21         7.03      107,430.42
                                                     2005      7.03         7.92      343,464.54
                                                     2006      7.92         8.27      506,529.21
                                                     2007      8.27         9.56      876,740.66
                                                     2008      9.56         5.66    1,025,221.21
                                                     2009      5.66         8.10      964,784.27
                                                     2010      8.10        10.17      912,701.94

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     12.11        12.89       69,587.07
                                                     2005     12.89        14.03      124,476.65
                                                     2006     14.03        14.29      172,403.57
                                                     2007     14.29        15.39      162,352.58
                                                     2008     15.39         9.63      169,587.64
                                                     2009      9.63        13.13      175,810.58
                                                     2010     13.13        17.39      196,651.13

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $18.13       $19.18      172,124.52
                                                        2005     19.18        19.34      576,153.07
                                                        2006     19.34        19.93      721,556.34
                                                        2007     19.93        20.32      728,579.12
                                                        2008     20.32        16.94      512,516.99
                                                        2009     16.94        21.96      449,321.31
                                                        2010     21.96        24.28      475,940.31

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.98        15.31      179,014.21
                                                        2005     15.31        15.26      589,407.46
                                                        2006     15.26        15.59      712,004.15
                                                        2007     15.59        15.95      715,332.75
                                                        2008     15.95        15.59      521,318.83
                                                        2009     15.59        15.96      515,974.90
                                                        2010     15.96        16.55      464,341.87

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.12       28,913.27
                                                        2006     11.12        12.65      196,169.63
                                                        2007     12.65        12.84      356,079.47
                                                        2008     12.84         7.52      347,402.50
                                                        2009      7.52         9.72      313,709.18
                                                        2010      9.72        11.05      316,081.56

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.27      265,930.71
                                                        2006     10.27        10.80      432,526.78
                                                        2007     10.80        11.21      688,541.23
                                                        2008     11.21         9.43      877,797.87
                                                        2009      9.43        11.18    1,082,687.42
                                                        2010     11.18        12.09    1,183,697.95

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.49      455,839.07
                                                        2006     10.49        11.29    1,597,413.69
                                                        2007     11.29        11.63    2,891,813.57
                                                        2008     11.63         8.96    3,704,385.94
                                                        2009      8.96        10.90    3,639,409.33
                                                        2010     10.90        11.95    3,224,682.12

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.72    1,208,419.42
                                                        2006     10.72        11.79    3,901,804.14
                                                        2007     11.79        12.09    7,491,319.15
                                                        2008     12.09         8.48    8,298,987.60
                                                        2009      8.48        10.55    8,986,111.50
                                                        2010     10.55        11.74    8,178,762.89

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.95      600,426.63
                                                        2006     10.95        12.29    2,916,170.94
                                                        2007     12.29        12.55    6,445,914.14
                                                        2008     12.55         8.00    7,010,215.91
                                                        2009      8.00        10.16    6,600,476.28
                                                        2010     10.16        11.46    5,988,775.33
At 1.95 Separate Account Charge:

American Funds Bond Investment Division (Class 2)/(e)/. 2006     14.10        14.75      357,999.08
                                                        2007     14.75        14.95      823,793.83
                                                        2008     14.95        13.29      516,021.08
                                                        2009     13.29        14.67      476,103.99
                                                        2010     14.67        15.32      430,749.12

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.87        18.81      154,178.34
                                                        2005     18.81        23.12      388,885.90
                                                        2006     23.12        28.13      690,957.63
                                                        2007     28.13        33.50      932,881.79
                                                        2008     33.50        15.27      856,429.19
                                                        2009     15.27        24.15      816,662.29
                                                        2010     24.15        29.00      755,027.85

American Funds Growth Investment Division (Class 2).... 2004    103.43       114.11       97,615.02
                                                        2005    114.11       130.03      234,076.91
                                                        2006    130.03       140.56      338,346.73
                                                        2007    140.56       154.85      382,373.62
                                                        2008    154.85        85.07      383,696.41
                                                        2009     85.07       116.31      352,893.24
                                                        2010    116.31       135.38      316,777.93

American Funds Growth-Income Investment Division
  (Class 2 )........................................... 2004     80.49        87.13      102,191.11
                                                        2005     87.13        90.43      253,909.56
                                                        2006     90.43       102.17      351,895.32
                                                        2007    102.17       105.24      383,293.04
                                                        2008    105.24        64.14      326,500.85
                                                        2009     64.14        82.55      305,376.46
                                                        2010     82.55        90.21      291,739.97

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.99      73,933.97
                                                           2009      6.99         8.88      83,052.66
                                                           2010      8.88         9.79      77,894.11

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     14.17        14.82         366.37
                                                           2007     14.82        15.03       7,044.56
                                                           2008     15.03        13.36       1,550.22
                                                           2009     13.36        14.77       1,713.92
                                                           2010     14.77        15.42       5,326.74

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.64        13.30           0.00
                                                           2002     13.30        10.56       6,440.52
                                                           2003     10.56        15.91      26,264.88
                                                           2004     15.91        18.87      32,210.40
                                                           2005     18.87        23.21      34,001.23
                                                           2006     23.21        28.26      37,575.75
                                                           2007     28.26        33.66      36,898.97
                                                           2008     33.66        15.35      30,590.88
                                                           2009     15.35        24.29      35,349.27
                                                           2010     24.29        29.18      36,509.04

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.34      65,717.49
                                                           2009      6.34         8.35      97,237.85
                                                           2010      8.35         9.31     101,542.91

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    116.04       104.94           0.00
                                                           2002    104.94        77.78       6,100.79
                                                           2003     77.78       104.42      15,014.89
                                                           2004    104.42       115.25      20,010.20
                                                           2005    115.25       131.40      21,095.03
                                                           2006    131.40       142.11      14,704.81
                                                           2007    142.11       156.63      14,216.90
                                                           2008    156.63        86.10      13,079.93
                                                           2009     86.10       117.77      12,310.15
                                                           2010    117.77       137.15      11,978.25

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     81.41        78.06           0.00
                                                           2002     78.06        62.54       7,458.73
                                                           2003     62.54        81.26      22,882.90
                                                           2004     81.26        88.00      19,915.47
                                                           2005     88.00        91.38      18,399.97
                                                           2006     91.38       103.30      16,270.03
                                                           2007    103.30       106.46      15,894.19
                                                           2008    106.46        64.91      12,181.32
                                                           2009     64.91        83.59      11,930.37
                                                           2010     83.59        91.39      11,880.14

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.66      7,151.54
                                                           2009      7.66         9.29     37,245.58
                                                           2010      9.29        10.04     39,837.74

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     11.29        12.87          0.00
                                                           2005     12.87        14.87          0.00
                                                           2006     14.87        16.98          0.00
                                                           2007     16.98        18.37          0.00
                                                           2008     18.37        10.06        232.69
                                                           2009     10.06        12.05        266.18
                                                           2010     12.05        12.65        790.52

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.17        12.50         58.64
                                                           2005     12.50        12.51        855.95
                                                           2006     12.51        12.76      1,339.25
                                                           2007     12.76        13.38        861.50
                                                           2008     13.38        13.88        562.59
                                                           2009     13.88        14.32      3,473.53
                                                           2010     14.32        14.87      5,654.07

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     31.73        35.10         22.87
                                                           2005     35.10        38.09         20.44
                                                           2006     38.09        39.85          0.00
                                                           2007     39.85        47.08          0.00
                                                           2008     47.08        25.05          0.00
                                                           2009     25.05        36.70        146.81
                                                           2010     36.70        41.47         19.24

BlackRock Bond Income Investment Division (Class B)....... 2004     40.27        41.62          0.00
                                                           2005     41.62        41.78          0.00
                                                           2006     41.78        42.76          0.00
                                                           2007     42.76        44.54          0.00
                                                           2008     44.54        42.16          0.00
                                                           2009     42.16        45.24          0.00
                                                           2010     45.24        48.04        598.77

BlackRock Diversified Investment Division (Class B)....... 2004     33.19        35.73        597.48
                                                           2005     35.73        36.10        533.89
                                                           2006     36.10        39.11          0.00
                                                           2007     39.11        40.59          0.00
                                                           2008     40.59        29.92          0.00
                                                           2009     29.92        34.40          0.00
                                                           2010     34.40        36.95          0.00

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $71.84       $72.29          0.00
                                                               2008     72.29        44.53          0.00
                                                               2009     44.53        52.15          0.00
                                                               2010     52.15        57.63          0.00

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     55.31        60.89          0.00
                                                               2005     60.89        61.82          0.00
                                                               2006     61.82        69.16          0.00
                                                               2007     69.16        72.45          0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.61        11.68          0.00
                                                               2005     11.68        12.12          0.00
                                                               2006     12.12        14.18          0.00
                                                               2007     14.18        14.37          0.00
                                                               2008     14.37         9.16          0.00
                                                               2009      9.16        10.00          0.00
                                                               2010     10.00        10.70      1,086.14

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     22.43        24.52        594.47
                                                               2005     24.52        25.72          8.05
                                                               2006     25.72        54.54         26.26
                                                               2007     54.54        30.56      2,897.89
                                                               2008     30.56        19.01      4,436.61
                                                               2009     19.01        25.50      4,416.46
                                                               2010     25.50        29.94      3,363.97

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.52        16.67          0.00
                                                               2007     16.67        16.99          0.00
                                                               2008     16.99         9.19          0.00
                                                               2009      9.19         9.56          0.00

BlackRock Money Market Investment Division (Class B).......... 2004     20.43        20.31          0.00
                                                               2005     20.31        20.48          0.00
                                                               2006     20.48        21.05          0.00
                                                               2007     21.05        21.68          0.00
                                                               2008     21.68        21.85          0.00
                                                               2009     21.85        21.53          0.00
                                                               2010     21.53        21.15          0.00

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.80     12,631.57
                                                               2005     12.80        14.25     20,958.59
                                                               2006     14.25        19.27     32,445.59
                                                               2007     19.27        16.09     21,639.74
                                                               2008     16.09         9.22     16,664.71
                                                               2009      9.22        12.21     12,199.75
                                                               2010     12.21        13.93     10,380.04

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 27.63      $ 29.67          0.00
                                                       2005     29.67        32.07         30.21
                                                       2006     32.07        44.60         36.03
                                                       2007     44.60        36.94          0.00
                                                       2008     36.94        21.95        432.80
                                                       2009     21.95        28.40        490.13
                                                       2010     28.40        31.17        585.64

FI Value Leaders Investment Division (Class B)........ 2004     22.14        24.91          0.00
                                                       2005     24.91        27.04          0.00
                                                       2006     27.04        29.67          0.00
                                                       2007     29.67        30.30          0.00
                                                       2008     30.30        18.13          0.00
                                                       2009     18.13        21.64          0.00
                                                       2010     21.64        24.30          0.00

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.92        13.81          0.00
                                                       2005     13.81        15.50          0.00
                                                       2006     15.50        19.63          0.00
                                                       2007     19.63        19.07          0.00
                                                       2008     19.07        11.08          0.00
                                                       2009     11.08        16.88        313.50
                                                       2010     16.88        19.31         96.20

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.26        12.03          0.00
                                                       2005     12.03        12.80          0.00
                                                       2006     12.80        14.37          0.00
                                                       2007     14.37        15.68          0.00
                                                       2008     15.68         9.44        368.96
                                                       2009      9.44        12.41          0.00
                                                       2010     12.41        15.39          1.47

Janus Forty Investment Division (Class B)/(h)/........ 2007    133.55       163.45        326.64
                                                       2008    163.45        93.15      2,011.44
                                                       2009     93.15       130.77      2,273.93
                                                       2010    130.77       140.58      2,171.15

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.99         4.79          0.00
                                                       2006      4.79         4.82          0.00
                                                       2007      4.82         5.28          0.00
                                                       2008      5.28         3.29          0.00
                                                       2009      3.29         4.51          0.00
                                                       2010      4.51         4.94          0.00

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.16         4.33          0.00
                                                       2005      4.33         3.95          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.45       $13.41         0.00
                                                            2005     13.41        14.24         0.00
                                                            2006     14.24        16.05        40.31
                                                            2007     16.05        15.34         0.00
                                                            2008     15.34         9.30         0.00
                                                            2009      9.30        12.50         0.00
                                                            2010     12.50        15.09         0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.53         7.08         0.00
                                                            2005      7.08         7.90         0.00
                                                            2006      7.90         7.63         0.00
                                                            2007      7.63         7.66         0.00
                                                            2008      7.66         4.59         0.00
                                                            2009      4.59         6.00         0.00
                                                            2010      6.00         7.29         0.00

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      9.12         9.76         0.00
                                                            2007      9.76         9.02         0.00
                                                            2008      9.02         4.02         0.00
                                                            2009      4.02         5.45         0.00
                                                            2010      5.45         5.75         0.00

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.55         8.35         0.00
                                                            2005      8.35         8.77         0.00
                                                            2006      8.77         9.16         0.00

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     22.61        25.56         0.00
                                                            2005     25.56        26.79         0.00
                                                            2006     26.79        30.65         0.00
                                                            2007     30.65        33.61         0.00
                                                            2008     33.61        21.12         0.00
                                                            2009     21.12        26.96         0.00
                                                            2010     26.96        33.71       103.47

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.71         9.63         0.00
                                                            2005      9.63         9.87         0.00
                                                            2006      9.87        10.65         0.00
                                                            2007     10.65        10.91         0.00
                                                            2008     10.91         6.29       554.05
                                                            2009      6.29         8.02         0.00
                                                            2010      8.02        10.35         2.17

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.51       $16.48         92.03
                                                         2005     16.48        16.44        201.19
                                                         2006     16.44        17.63        183.25
                                                         2007     17.63        18.46          0.00
                                                         2008     18.46        14.76        627.99
                                                         2009     14.76        19.85        771.80
                                                         2010     19.85        22.03        759.32

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     28.98        31.37          0.00
                                                         2005     31.37        33.82         28.78
                                                         2006     33.82        43.02         37.28
                                                         2007     43.02        34.04          0.00
                                                         2008     34.04        18.02          0.00
                                                         2009     18.02        25.00          0.00
                                                         2010     25.00        28.19          0.00

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.96          0.00
                                                         2009      7.96        10.00        374.81
                                                         2010     10.00        10.99        312.24

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.58          0.00
                                                         2009      6.58         8.08        971.40
                                                         2010      8.08         8.81      2,263.87

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.01          0.00
                                                         2009      7.01         8.86          0.00
                                                         2010      8.86         9.58          0.00

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.55        457.88
                                                         2009      6.55         8.54        456.53
                                                         2010      8.54         9.03        462.29

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.49        12.84          0.00
                                                         2005     12.84        14.14        176.38
                                                         2006     14.14        15.26        257.83
                                                         2007     15.26        16.12        182.82
                                                         2008     16.12        10.08        209.30
                                                         2009     10.08        13.54        308.29
                                                         2010     13.54        16.77        491.80

MetLife Stock Index Investment Division (Class B)....... 2004     32.28        34.90          0.00
                                                         2005     34.90        35.80        761.21
                                                         2006     35.80        40.52        886.76
                                                         2007     40.52        41.80        769.18
                                                         2008     41.80        25.77        905.98
                                                         2009     25.77        31.88      2,128.35
                                                         2010     31.88        35.87      2,753.76

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.63       $11.03          0.00
                                                          2005     11.03        12.63         78.00
                                                          2006     12.63        15.70        188.05
                                                          2007     15.70        17.48          0.00
                                                          2008     17.48         9.90          0.00
                                                          2009      9.90        12.80          0.00
                                                          2010     12.80        14.01        132.88

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     34.63        37.57        720.93
                                                          2005     37.57        37.98      2,111.55
                                                          2006     37.98        41.77      3,022.66
                                                          2007     41.77        42.73      6,662.41
                                                          2008     42.73        32.61     10,151.25
                                                          2009     32.61        37.90      9,731.12
                                                          2010     37.90        40.90     10,501.07

MFS(R) Value Investment Division (Class B)............... 2004     11.90        12.81          0.00
                                                          2005     12.81        12.38          0.00
                                                          2006     12.38        14.34          0.00
                                                          2007     14.34        13.52          0.00
                                                          2008     13.52         8.81          0.00
                                                          2009      8.81        10.44          0.00
                                                          2010     10.44        11.40          0.00

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.38        10.88        151.41
                                                          2005     10.88        12.08        784.62
                                                          2006     12.08        14.89        669.32
                                                          2007     14.89        16.17        531.12
                                                          2008     16.17         9.18        665.73
                                                          2009      9.18        11.57      1,172.79
                                                          2010     11.57        12.27      1,485.63

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     12.29        14.24          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     14.29        16.05          0.00
                                                          2005     16.05        16.82          0.00
                                                          2006     16.82        18.44          0.00
                                                          2007     18.44        19.59          0.00
                                                          2008     19.59         8.57          0.00
                                                          2009      8.57        11.25        465.88
                                                          2010     11.25        12.17          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.89       $17.84          0.00
                                                           2005     17.84        18.21          0.00
                                                           2006     18.21        20.84          0.00
                                                           2007     20.84        19.72          0.00
                                                           2008     19.72        11.91          0.00
                                                           2009     11.91        13.20          0.00
                                                           2010     13.20        15.74          0.00

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     18.20        21.19          0.00
                                                           2005     21.19        23.30          0.00
                                                           2006     23.30        25.46          0.00
                                                           2007     25.46        25.82          0.00
                                                           2008     25.82        13.32          0.00
                                                           2009     13.32        19.34        137.79
                                                           2010     19.34        23.96         35.07

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.83         8.48          0.00
                                                           2006      8.48         8.97      1,330.91
                                                           2007      8.97        10.07     13,084.61
                                                           2008     10.07         5.35     10,767.80
                                                           2009      5.35         7.55      7,283.21
                                                           2010      7.55         8.12      2,756.60

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.43        14.31          0.00
                                                           2005     14.31        16.31          0.00
                                                           2006     16.31        18.65          0.00
                                                           2007     18.65        19.47          0.00
                                                           2008     19.47        11.37          0.00
                                                           2009     11.37        15.62          0.00
                                                           2010     15.62        17.80          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.88        10.96          0.00
                                                           2007     10.96        11.93        249.82
                                                           2008     11.93        10.91     12,891.35
                                                           2009     10.91        12.66     22,705.90
                                                           2010     12.66        13.41     27,018.22

PIMCO Total Return Investment Division (Class B).......... 2004     11.53        11.92          0.00
                                                           2005     11.92        11.98          0.00
                                                           2006     11.98        12.31          0.00
                                                           2007     12.31        13.01          0.00
                                                           2008     13.01        12.83        829.01
                                                           2009     12.83        14.88        915.08
                                                           2010     14.88        15.82      2,111.02

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.12       $ 4.28          0.00
                                                     2005      4.28         4.67     12,268.89
                                                     2006      4.67         4.83     12,506.14
                                                     2007      4.83         6.24     12,278.46
                                                     2008      6.24         3.41     12,268.89
                                                     2009      3.41         5.32     12,789.87
                                                     2010      5.32         6.68     12,780.84

Russell 2000(R) Index Investment Division (Class B). 2004     13.21        15.09          0.00
                                                     2005     15.09        15.47        159.60
                                                     2006     15.47        17.87        291.07
                                                     2007     17.87        17.26        168.48
                                                     2008     17.26        11.25        507.15
                                                     2009     11.25        13.89        296.58
                                                     2010     13.89        17.28        263.85

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.68        11.36          0.00
                                                     2007     11.36        11.79        641.07
                                                     2008     11.79         7.76          0.00
                                                     2009      7.76         9.85          0.00
                                                     2010      9.85        11.05          1.14

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.49        11.11          0.00
                                                     2007     11.11        11.50          0.00
                                                     2008     11.50         8.47          0.00
                                                     2009      8.47        10.39          0.00
                                                     2010     10.39        11.46     33,962.01

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.95        11.84          0.00
                                                     2005     11.84        12.37          0.00
                                                     2006     12.37        13.72          0.00
                                                     2007     13.72        14.72          0.00
                                                     2008     14.72         8.38          0.00
                                                     2009      8.38        11.79          0.00
                                                     2010     11.79        13.52          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.20         7.02          0.00
                                                     2005      7.02         7.90          0.00
                                                     2006      7.90         8.24          0.00
                                                     2007      8.24         9.53          0.00
                                                     2008      9.53         5.64          0.00
                                                     2009      5.64         8.06          0.00
                                                     2010      8.06        10.12        340.35

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     12.07        12.84          0.00
                                                     2005     12.84        13.97          0.00
                                                     2006     13.97        14.22          0.00
                                                     2007     14.22        15.31          0.00
                                                     2008     15.31         9.58          0.00
                                                     2009      9.58        13.05          0.00
                                                     2010     13.05        17.27          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $18.04       $19.08           0.00
                                                        2005     19.08        19.23         366.89
                                                        2006     19.23        19.81         397.25
                                                        2007     19.81        20.19         316.42
                                                        2008     20.19        16.82         902.52
                                                        2009     16.82        21.80         973.25
                                                        2010     21.80        24.09         942.11

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.91        15.23         239.72
                                                        2005     15.23        15.18         933.66
                                                        2006     15.18        15.50         916.62
                                                        2007     15.50        15.84         398.04
                                                        2008     15.84        15.48       1,438.15
                                                        2009     15.48        15.84       2,228.64
                                                        2010     15.84        16.42       2,183.04

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.12           0.00
                                                        2006     11.12        12.64           0.00
                                                        2007     12.64        12.82           0.14
                                                        2008     12.82         7.50           0.00
                                                        2009      7.50         9.69           0.00
                                                        2010      9.69        11.02           0.16

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.27           0.00
                                                        2006     10.27        10.79       4,443.93
                                                        2007     10.79        11.19       7,507.03
                                                        2008     11.19         9.41      14,440.75
                                                        2009      9.41        11.15       4,435.17
                                                        2010     11.15        12.06       5,075.63

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.49           0.00
                                                        2006     10.49        11.28      68,841.14
                                                        2007     11.28        11.61      11,197.95
                                                        2008     11.61         8.95      44,438.12
                                                        2009      8.95        10.87      39,230.81
                                                        2010     10.87        11.92      33,827.57

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.72       2,546.27
                                                        2006     10.72        11.78      22,134.36
                                                        2007     11.78        12.08     127,479.50
                                                        2008     12.08         8.47      91,170.91
                                                        2009      8.47        10.53     126,156.77
                                                        2010     10.53        11.71     131,067.79

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.94           0.00
                                                        2006     10.94        12.28      46,956.99
                                                        2007     12.28        12.53     113,725.91
                                                        2008     12.53         7.99      73,977.92
                                                        2009      7.99        10.14      76,595.92
                                                        2010     10.14        11.43      63,428.61
At 2.00 Separate Account Charge:

American Funds Bond Investment Division (Class 2)/(e)/. 2006     14.04        14.68           0.00
                                                        2007     14.68        14.87           0.00
                                                        2008     14.87        13.21       1,130.12
                                                        2009     13.21        14.58       1,257.47
                                                        2010     14.58        15.21       1,177.60

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.82        18.75           0.00
                                                        2005     18.75        23.04          42.87
                                                        2006     23.04        28.01          58.25
                                                        2007     28.01        33.34           0.00
                                                        2008     33.34        15.18           0.00
                                                        2009     15.18        24.01         217.56
                                                        2010     24.01        28.81           1.01

American Funds Growth Investment Division (Class 2).... 2004    102.41       112.92           0.00
                                                        2005    112.92       128.61          30.26
                                                        2006    128.61       138.96          46.32
                                                        2007    138.96       153.01           0.00
                                                        2008    153.01        84.02           0.00
                                                        2009     84.02       114.82           0.00
                                                        2010    114.82       133.57           0.00

American Funds Growth-Income Investment Division
  (Class 2 )........................................... 2004     79.70        86.22           0.00
                                                        2005     86.22        89.45          32.66
                                                        2006     89.45       101.01          47.81
                                                        2007    101.01       103.99           0.00
                                                        2008    103.99        63.35         156.59
                                                        2009     63.35        81.49         177.65
                                                        2010     81.49        89.01         165.64

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.98      87,557.69
                                                           2009      6.98         8.87      41,711.76
                                                           2010      8.87         9.77      92,828.41

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     14.04        14.68         285.76
                                                           2007     14.68        14.87       2,966.80
                                                           2008     14.87        13.21       5,323.72
                                                           2009     13.21        14.58       5,861.01
                                                           2010     14.58        15.21      11,666.92

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.59        13.25           0.00
                                                           2002     13.25        10.51           0.00
                                                           2003     10.51        15.82      16,276.78
                                                           2004     15.82        18.75      35,175.14
                                                           2005     18.75        23.04      41,539.10
                                                           2006     23.04        28.01      76,385.21
                                                           2007     28.01        33.34      66,717.75
                                                           2008     33.34        15.18      60,337.00
                                                           2009     15.18        24.01      55,245.60
                                                           2010     24.01        28.81      65,640.24

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.34     147,345.36
                                                           2009      6.34         8.34     276,752.11
                                                           2010      8.34         9.29     280,633.32

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    114.03       103.08           0.00
                                                           2002    103.08        76.33           0.00
                                                           2003     76.33       102.36       9,687.49
                                                           2004    102.36       112.86      20,523.05
                                                           2005    112.86       128.55      19,557.50
                                                           2006    128.55       138.89      18,383.62
                                                           2007    138.89       152.93      16,417.04
                                                           2008    152.93        83.98      14,835.46
                                                           2009     83.98       114.76      13,657.62
                                                           2010    114.76       133.51      17,941.24

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     80.00        76.67           0.00
                                                           2002     76.67        61.37         595.67
                                                           2003     61.37        79.66      16,673.18
                                                           2004     79.66        86.18      28,078.77
                                                           2005     86.18        89.40      20,444.99
                                                           2006     89.40       100.96      18,095.73
                                                           2007    100.96       103.94      16,950.80
                                                           2008    103.94        63.31      13,873.69
                                                           2009     63.31        81.45      12,956.38
                                                           2010     81.45        88.96      18,114.74

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.66      52,675.94
                                                           2009      7.66         9.28      72,355.31
                                                           2010      9.28        10.01     112,893.27

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     11.14        12.69       2,465.13
                                                           2005     12.69        14.65      10,628.57
                                                           2006     14.65        16.72      23,054.77
                                                           2007     16.72        18.06      44,197.05
                                                           2008     18.06         9.88      79,005.37
                                                           2009      9.88        11.83      66,649.39
                                                           2010     11.83        12.41      60,839.58

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.10        12.42     112,089.24
                                                           2005     12.42        12.42     259,575.03
                                                           2006     12.42        12.66     298,677.10
                                                           2007     12.66        13.25     386,972.91
                                                           2008     13.25        13.74     275,501.13
                                                           2009     13.74        14.16     270,397.68
                                                           2010     14.16        14.69     274,320.10

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     31.23        34.52       1,936.92
                                                           2005     34.52        37.42       2,919.02
                                                           2006     37.42        39.12       6,593.98
                                                           2007     39.12        46.17      15,811.45
                                                           2008     46.17        24.54      14,508.19
                                                           2009     24.54        35.91      13,307.36
                                                           2010     35.91        40.54      11,876.42

BlackRock Bond Income Investment Division (Class B)....... 2004     39.44        40.74      12,203.33
                                                           2005     40.74        40.86      25,429.41
                                                           2006     40.86        41.77      41,165.96
                                                           2007     41.77        43.47      54,499.65
                                                           2008     43.47        41.11      39,516.18
                                                           2009     41.11        44.06      32,834.42
                                                           2010     44.06        46.74      30,160.60

BlackRock Diversified Investment Division (Class B)....... 2004     32.60        35.07      10,496.05
                                                           2005     35.07        35.40      18,982.49
                                                           2006     35.40        38.32      20,874.02
                                                           2007     38.32        39.72      56,594.43
                                                           2008     39.72        29.26      56,291.54
                                                           2009     29.26        33.60      51,123.51
                                                           2010     33.60        36.06      44,881.28

BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.......................................... 2007     70.14        70.53       7,084.23
                                                           2008     70.53        43.40      19,177.91
                                                           2009     43.40        50.79      15,111.61
                                                           2010     50.79        56.07      14,612.40

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004    $54.17       $59.59       1,881.76
                                                               2005     59.59        60.45       3,756.59
                                                               2006     60.45        67.55       6,856.82
                                                               2007     67.55        70.74           0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.59        11.65       7,999.04
                                                               2005     11.65        12.07      24,302.59
                                                               2006     12.07        14.12      75,219.82
                                                               2007     14.12        14.29     130,341.51
                                                               2008     14.29         9.10     107,190.43
                                                               2009      9.10         9.92     109,730.76
                                                               2010      9.92        10.61      91,050.02

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     22.22        24.27       9,423.14
                                                               2005     24.27        25.44       4,568.51
                                                               2006     25.44        25.94       8,075.47
                                                               2007     25.94        30.16      38,186.68
                                                               2008     30.16        18.74      37,676.48
                                                               2009     18.74        25.12      58,160.77
                                                               2010     25.12        29.46      54,177.76

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.36        16.50         912.12
                                                               2007     16.50        16.80       1,642.68
                                                               2008     16.80         9.07      42,086.33
                                                               2009      9.07         9.44           0.00

BlackRock Money Market Investment Division (Class B).......... 2004     20.01        19.88      20,934.55
                                                               2005     19.88        20.03       8,434.82
                                                               2006     20.03        20.56       9,432.79
                                                               2007     20.56        21.15      10,237.43
                                                               2008     21.15        21.30      35,755.34
                                                               2009     21.30        20.97      16,458.29
                                                               2010     20.97        20.58      16,147.09

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.79      46,331.32
                                                               2005     12.79        14.23     123,861.73
                                                               2006     14.23        19.22     225,365.42
                                                               2007     19.22        16.03     213,683.63
                                                               2008     16.03         9.18     192,656.00
                                                               2009      9.18        12.14     165,693.92
                                                               2010     12.14        13.83     161,281.40

Davis Venture Value Investment Division (Class B)............. 2004     27.37        29.37      31,161.37
                                                               2005     29.37        31.71      60,892.62
                                                               2006     31.71        35.59     102,139.81
                                                               2007     35.59        36.46     131,826.19
                                                               2008     36.46        21.64     122,233.24
                                                               2009     21.64        27.97      97,797.37
                                                               2010     27.97        30.67      89,448.02

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
FI Value Leaders Investment Division (Class B)........ 2004   $ 21.89      $ 24.62       3,119.82
                                                       2005     24.62        26.70      17,700.78
                                                       2006     26.70        29.26      29,405.15
                                                       2007     29.26        29.86      36,516.85
                                                       2008     29.86        17.85      19,286.63
                                                       2009     17.85        21.28      17,475.22
                                                       2010     21.28        23.88      13,723.03

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.89        13.76      21,852.43
                                                       2005     13.76        15.44      51,829.46
                                                       2006     15.44        19.53     114,085.91
                                                       2007     19.53        18.95     145,783.34
                                                       2008     18.95        11.00     133,439.40
                                                       2009     11.00        16.74     116,903.41
                                                       2010     16.74        19.13     105,318.31

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.23        12.00       1,548.23
                                                       2005     12.00        12.75       6,758.71
                                                       2006     12.75        14.29      11,749.55
                                                       2007     14.29        15.58      11,000.38
                                                       2008     15.58         9.37      13,182.43
                                                       2009      9.37        12.31      12,098.13
                                                       2010     12.31        15.25       9,542.78

Janus Forty Investment Division (Class B)/(h)/........ 2007    130.24       159.29       2,823.16
                                                       2008    159.29        90.69      15,989.43
                                                       2009     90.69       127.18      14,767.01
                                                       2010    127.18       136.59      11,694.97

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.97         4.76       2,883.67
                                                       2006      4.76         4.79       9,227.62
                                                       2007      4.79         5.24      25,032.72
                                                       2008      5.24         3.26     118,653.55
                                                       2009      3.26         4.47     136,366.99
                                                       2010      4.47         4.88     131,867.06

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.15         4.31         166.62
                                                       2005      4.31         3.93         166.45

Lazard Mid Cap Investment Division (Class B).......... 2004     12.41        13.37       1,884.05
                                                       2005     13.37        14.18       8,881.48
                                                       2006     14.18        15.96      11,450.66
                                                       2007     15.96        15.24      29,761.50
                                                       2008     15.24         9.23      18,296.07
                                                       2009      9.23        12.39      19,436.74
                                                       2010     12.39        14.95      15,581.38

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004    $ 6.51       $ 7.05      1,971.14
                                                            2005      7.05         7.86      7,035.25
                                                            2006      7.86         7.58     18,287.94
                                                            2007      7.58         7.61     18,448.84
                                                            2008      7.61         4.55     21,058.19
                                                            2009      4.55         5.94     19,270.69
                                                            2010      5.94         7.22     17,724.75

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      9.06         9.68     23,737.63
                                                            2007      9.68         8.94     35,679.58
                                                            2008      8.94         3.98     20,365.71
                                                            2009      3.98         5.39     19,028.01
                                                            2010      5.39         5.68     20,168.70

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.51         8.31        881.90
                                                            2005      8.31         8.72      3,593.59
                                                            2006      8.72         9.10     12,123.92

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     22.38        25.29      2,706.09
                                                            2005     25.29        26.48      8,531.22
                                                            2006     26.48        30.26     18,511.16
                                                            2007     30.26        33.16     32,070.75
                                                            2008     33.16        20.81     32,360.95
                                                            2009     20.81        26.54     27,410.24
                                                            2010     26.54        33.15     22,587.22

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.69         9.59      2,837.37
                                                            2005      9.59         9.83      4,382.34
                                                            2006      9.83        10.59     10,108.02
                                                            2007     10.59        10.84     13,924.63
                                                            2008     10.84         6.24     40,879.03
                                                            2009      6.24         7.95     42,536.27
                                                            2010      7.95        10.25     38,830.05

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.38        16.34      8,309.78
                                                            2005     16.34        16.28     22,220.05
                                                            2006     16.28        17.45     46,666.36
                                                            2007     17.45        18.25     77,204.80
                                                            2008     18.25        14.58     70,769.72
                                                            2009     14.58        19.58     76,881.91
                                                            2010     19.58        21.71     61,005.86

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004    $28.66       $31.01      10,938.90
                                                         2005     31.01        33.40      39,037.45
                                                         2006     33.40        36.78      53,222.82
                                                         2007     36.78        33.55      53,625.69
                                                         2008     33.55        17.74      38,133.17
                                                         2009     17.74        24.58      33,716.72
                                                         2010     24.58        27.70      28,757.43

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.96      14,695.76
                                                         2009      7.96         9.99      25,571.42
                                                         2010      9.99        10.96      33,936.61

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.57       2,792.31
                                                         2009      6.57         8.06       6,100.76
                                                         2010      8.06         8.79      25,257.28

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.01      27,757.88
                                                         2009      7.01         8.84      29,159.66
                                                         2010      8.84         9.55      30,054.79

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.54         602.30
                                                         2009      6.54         8.52       5,169.57
                                                         2010      8.52         9.01       3,325.29

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.45        12.79      36,438.48
                                                         2005     12.79        14.06      79,289.13
                                                         2006     14.06        15.16      93,502.64
                                                         2007     15.16        16.00     132,264.26
                                                         2008     16.00         9.99     125,998.49
                                                         2009      9.99        13.42      95,821.66
                                                         2010     13.42        16.59      84,207.54

MetLife Stock Index Investment Division (Class B)....... 2004     31.84        34.39      66,514.00
                                                         2005     34.39        35.24     137,284.94
                                                         2006     35.24        39.85     143,558.08
                                                         2007     39.85        41.07     171,795.93
                                                         2008     41.07        25.29     169,992.47
                                                         2009     25.29        31.26     156,864.49
                                                         2010     31.26        35.14     147,419.32

MFS(R) Research International Investment Division
  (Class B)............................................. 2004      9.60        10.99       9,588.22
                                                         2005     10.99        12.56      31,239.40
                                                         2006     12.56        15.61      55,909.20
                                                         2007     15.61        17.36     100,997.39
                                                         2008     17.36         9.82     106,004.96
                                                         2009      9.82        12.68      92,087.94
                                                         2010     12.68        13.87      72,158.50

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Total Return Investment Division (Class B)/(c)/.... 2004    $34.05       $36.91       2,362.83
                                                           2005     36.91        37.27      21,930.33
                                                           2006     37.27        40.96      12,278.96
                                                           2007     40.96        41.86      22,416.46
                                                           2008     41.86        31.91      26,643.32
                                                           2009     31.91        37.05      22,585.73
                                                           2010     37.05        39.94      32,559.36

MFS(R) Value Investment Division (Class B)................ 2004     11.83        12.73      24,712.03
                                                           2005     12.73        12.29      94,008.85
                                                           2006     12.29        14.22     131,465.63
                                                           2007     14.22        13.40     148,236.20
                                                           2008     13.40         8.72     102,395.94
                                                           2009      8.72        10.32      82,838.62
                                                           2010     10.32        11.26      79,870.58

Morgan Stanley EAFE(R) Index Investment Division
  (Class B)............................................... 2004      9.33        10.81      50,755.18
                                                           2005     10.81        11.99     109,187.10
                                                           2006     11.99        14.77     108,247.58
                                                           2007     14.77        16.02     163,313.93
                                                           2008     16.02         9.09     172,688.21
                                                           2009      9.09        11.44     159,973.37
                                                           2010     11.44        12.12     152,113.21

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/.......................................... 2010     12.13        14.04      41,223.63

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B)).............................................. 2004     14.19        15.92       8,203.79
                                                           2005     15.92        16.67      14,255.47
                                                           2006     16.67        18.26      16,262.91
                                                           2007     18.26        19.38      28,232.01
                                                           2008     19.38         8.47      38,181.84
                                                           2009      8.47        11.11      31,711.28
                                                           2010     11.11        12.01           0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004     15.83        17.76      40,690.20
                                                           2005     17.76        18.12      81,971.87
                                                           2006     18.12        20.71     103,214.52
                                                           2007     20.71        19.58     100,523.59
                                                           2008     19.58        11.81      86,090.41
                                                           2009     11.81        13.08      67,620.04
                                                           2010     13.08        15.58      65,563.25

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................. 2004    $18.10       $21.06      21,081.97
                                                         2005     21.06        23.14      86,924.58
                                                         2006     23.14        25.26     128,208.60
                                                         2007     25.26        25.58     160,955.45
                                                         2008     25.58        13.19     161,514.70
                                                         2009     13.19        19.13     127,623.80
                                                         2010     19.13        23.67     121,194.18

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/........................................ 2005      7.79         8.44       7,145.14
                                                         2006      8.44         8.91      11,798.94
                                                         2007      8.91        10.00      41,752.68
                                                         2008     10.00         5.30      72,395.10
                                                         2009      5.30         7.49      74,156.09
                                                         2010      7.49         8.04      66,802.35

Oppenheimer Global Equity Investment Division (Class B). 2004     12.34        14.20       6,130.20
                                                         2005     14.20        16.16      11,094.06
                                                         2006     16.16        18.46      20,708.84
                                                         2007     18.46        19.26      39,616.94
                                                         2008     19.26        11.24      58,993.08
                                                         2009     11.24        15.42      55,937.51
                                                         2010     15.42        17.55      56,343.88

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/........................................ 2006     10.84        10.92       8,750.65
                                                         2007     10.92        11.87      42,316.60
                                                         2008     11.87        10.85     158,096.40
                                                         2009     10.85        12.58     172,066.28
                                                         2010     12.58        13.30     193,971.91

PIMCO Total Return Investment Division (Class B)........ 2004     11.49        11.88      44,470.27
                                                         2005     11.88        11.92     118,147.15
                                                         2006     11.92        12.23     148,988.71
                                                         2007     12.23        12.92     187,733.26
                                                         2008     12.92        12.73     138,733.24
                                                         2009     12.73        14.75     173,517.93
                                                         2010     14.75        15.66     170,359.73

RCM Technology Investment Division (Class B)............ 2004      4.10         4.26      41,703.19
                                                         2005      4.26         4.64       7,809.11
                                                         2006      4.64         4.80      10,707.73
                                                         2007      4.80         6.20      68,532.97
                                                         2008      6.20         3.38     130,577.36
                                                         2009      3.38         5.28     157,682.56
                                                         2010      5.28         6.62     121,850.30

Russell 2000(R) Index Investment Division (Class B)..... 2004     13.14        15.00      24,091.71
                                                         2005     15.00        15.36      54,386.94
                                                         2006     15.36        17.73      77,172.79
                                                         2007     17.73        17.10      97,412.29
                                                         2008     17.10        11.13      79,333.26
                                                         2009     11.13        13.74      64,534.09
                                                         2010     13.74        17.07      60,576.27

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)/(e)/.... 2006    $10.67       $11.35          78.81
                                                       2007     11.35        11.76      16,119.87
                                                       2008     11.76         7.74       3,343.40
                                                       2009      7.74         9.81       6,822.99
                                                       2010      9.81        10.99      28,040.12

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/...................................... 2006     10.48        11.09          50.25
                                                       2007     11.09        11.48       1,993.28
                                                       2008     11.48         8.44       1,263.77
                                                       2009      8.44        10.35      26,517.02
                                                       2010     10.35        11.40      26,197.60

T. Rowe Price Large Cap Growth Investment Division
  (Class B)........................................... 2004     10.89        11.77      11,706.79
                                                       2005     11.77        12.28      31,767.70
                                                       2006     12.28        13.61      39,997.07
                                                       2007     13.61        14.58      52,982.35
                                                       2008     14.58         8.30      59,491.81
                                                       2009      8.30        11.66      46,445.84
                                                       2010     11.66        13.36      42,190.16

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004      6.18         6.99       5,792.84
                                                       2005      6.99         7.86      30,236.23
                                                       2006      7.86         8.20      57,433.72
                                                       2007      8.20         9.47     117,074.17
                                                       2008      9.47         5.60     133,990.47
                                                       2009      5.60         7.99     111,852.90
                                                       2010      7.99        10.02     101,209.47

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     11.98        12.74       4,888.49
                                                       2005     12.74        13.85      14,095.69
                                                       2006     13.85        14.09      14,021.46
                                                       2007     14.09        15.14      15,498.32
                                                       2008     15.14         9.46      19,507.95
                                                       2009      9.46        12.88      15,541.86
                                                       2010     12.88        17.03      41,116.24

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     17.87        18.89      10,385.34
                                                       2005     18.89        19.02      75,416.95
                                                       2006     19.02        19.57     102,265.24
                                                       2007     19.57        19.92     116,242.92
                                                       2008     19.92        16.58     132,925.11
                                                       2009     16.58        21.47     121,862.31
                                                       2010     21.47        23.70     117,221.59

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004    $14.77       $15.08       30,454.36
                                                        2005     15.08        15.01       83,256.83
                                                        2006     15.01        15.31       97,864.20
                                                        2007     15.31        15.63      118,123.87
                                                        2008     15.63        15.27       84,695.57
                                                        2009     15.27        15.60       83,005.49
                                                        2010     15.60        16.15       74,942.08

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.11          225.18
                                                        2006     11.11        12.62        6,219.56
                                                        2007     12.62        12.79       28,330.13
                                                        2008     12.79         7.47       52,024.45
                                                        2009      7.47         9.65       39,251.30
                                                        2010      9.65        10.96       36,046.40

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.26        3,874.57
                                                        2006     10.26        10.77       18,659.38
                                                        2007     10.77        11.16      164,718.99
                                                        2008     11.16         9.38      249,320.59
                                                        2009      9.38        11.10      295,834.39
                                                        2010     11.10        11.99      364,185.87

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.48       70,714.08
                                                        2006     10.48        11.26      187,956.39
                                                        2007     11.26        11.58      769,427.45
                                                        2008     11.58         8.91      718,875.03
                                                        2009      8.91        10.82      689,464.20
                                                        2010     10.82        11.85      679,504.66

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.71       85,846.97
                                                        2006     10.71        11.76      463,035.46
                                                        2007     11.76        12.05      763,832.68
                                                        2008     12.05         8.44      916,612.54
                                                        2009      8.44        10.48      898,480.54
                                                        2010     10.48        11.64      871,178.91

MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.94      122,891.77
                                                        2006     10.94        12.26      419,480.40
                                                        2007     12.26        12.50    1,035,764.98
                                                        2008     12.50         7.96      944,219.59
                                                        2009      7.96        10.09      828,754.44
                                                        2010     10.09        11.36      747,994.99

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
At 2.10 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.91        14.54      22,784.06
                                                        2007     14.54        14.71     108,865.66
                                                        2008     14.71        13.06     136,815.91
                                                        2009     13.06        14.40     101,454.36
                                                        2010     14.40        15.01      78,364.86

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.73        18.62      29,197.21
                                                        2005     18.62        22.86      65,064.34
                                                        2006     22.86        27.77     111,854.84
                                                        2007     27.77        33.02     155,236.14
                                                        2008     33.02        15.02     151,446.97
                                                        2009     15.02        23.73     133,850.54
                                                        2010     23.73        28.45     120,731.04

American Funds Growth Investment Division (Class 2).... 2004    100.39       110.58      13,152.20
                                                        2005    110.58       125.83      29,151.88
                                                        2006    125.83       135.81      46,224.23
                                                        2007    135.81       149.39      59,508.91
                                                        2008    149.39        81.95      53,584.06
                                                        2009     81.95       111.88      43,587.75
                                                        2010    111.88       130.02      39,267.16

American Funds Growth-Income Investment Division
  (Class 2)............................................ 2004     78.13        84.44      10,297.47
                                                        2005     84.44        87.51      29,267.22
                                                        2006     87.51        98.72      48,176.05
                                                        2007     98.72       101.54      59,832.77
                                                        2008    101.54        61.79      52,677.64
                                                        2009     61.79        79.41      44,766.37
                                                        2010     79.41        86.64      42,840.88

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.98       6,600.20
                                                           2009      6.98         8.86      27,970.76
                                                           2010      8.86         9.75      82,814.89

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     13.98        14.61       8,302.42
                                                           2007     14.61        14.79      45,731.95
                                                           2008     14.79        13.13      13,981.78
                                                           2009     13.13        14.49       5,972.30
                                                           2010     14.49        15.11       2,912.11

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.57        13.22           0.00
                                                           2002     13.22        10.49       3,013.91
                                                           2003     10.49        15.78      24,019.52
                                                           2004     15.78        18.68      75,500.24
                                                           2005     18.68        22.95      75,518.87
                                                           2006     22.95        27.89      65,936.39
                                                           2007     27.89        33.18      69,803.28
                                                           2008     33.18        15.10      67,083.02
                                                           2009     15.10        23.87      57,472.60
                                                           2010     23.87        28.63      34,470.86

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.33     182,777.63
                                                           2009      6.33         8.33     255,087.71
                                                           2010      8.33         9.28     261,969.60

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    113.04       102.16           0.00
                                                           2002    102.16        75.61       1,405.54
                                                           2003     75.61       101.34      18,951.53
                                                           2004    101.34       111.69      41,274.48
                                                           2005    111.69       127.15      35,235.78
                                                           2006    127.15       137.31      29,683.32
                                                           2007    137.31       151.12      28,363.02
                                                           2008    151.12        82.94      26,111.18
                                                           2009     82.94       113.28      22,757.03
                                                           2010    113.28       131.72      11,496.04

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     79.30        75.99           0.00
                                                           2002     75.99        60.79         738.38
                                                           2003     60.79        78.87      24,558.88
                                                           2004     78.87        85.28      46,623.82
                                                           2005     85.28        88.43      35,378.65
                                                           2006     88.43        99.81      32,205.65
                                                           2007     99.81       102.71      30,390.79
                                                           2008    102.71        62.53      26,080.28
                                                           2009     62.53        80.40      23,184.24
                                                           2010     80.40        87.77      11,267.49

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.65     111,165.03
                                                           2009      7.65         9.27     126,901.31
                                                           2010      9.27         9.99     142,554.69

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     11.07        12.60       7,892.03
                                                           2005     12.60        14.54      22,696.08
                                                           2006     14.54        16.59      51,532.87
                                                           2007     16.59        17.91      51,160.26
                                                           2008     17.91         9.80      68,310.84
                                                           2009      9.80        11.72      56,459.69
                                                           2010     11.72        12.29      51,735.32

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.07        12.38     187,078.15
                                                           2005     12.38        12.38     551,933.01
                                                           2006     12.38        12.61     804,630.02
                                                           2007     12.61        13.19     907,802.70
                                                           2008     13.19        13.67     608,233.65
                                                           2009     13.67        14.08     648,999.95
                                                           2010     14.08        14.61     609,002.36

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     30.98        34.23       2,563.08
                                                           2005     34.23        37.09       4,192.86
                                                           2006     37.09        38.75       5,261.53
                                                           2007     38.75        45.71      16,192.31
                                                           2008     45.71        24.29      22,100.15
                                                           2009     24.29        35.52      17,182.90
                                                           2010     35.52        40.08      17,155.79

BlackRock Bond Income Investment Division (Class B)....... 2004     39.04        40.31       8,496.88
                                                           2005     40.31        40.40      23,822.60
                                                           2006     40.40        41.28      34,782.13
                                                           2007     41.28        42.94      35,871.15
                                                           2008     42.94        40.59      30,498.36
                                                           2009     40.59        43.48      31,866.39
                                                           2010     43.48        46.11      32,720.36

BlackRock Diversified Investment Division (Class B)....... 2004     32.31        34.75      13,155.22
                                                           2005     34.75        35.06      27,231.71
                                                           2006     35.06        37.93      29,430.26
                                                           2007     37.93        39.30      28,777.50
                                                           2008     39.30        28.93      23,742.95
                                                           2009     28.93        33.21      27,845.44
                                                           2010     33.21        35.62      27,980.81

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $69.31       $69.67       4,375.89
                                                               2008     69.67        42.85       4,554.85
                                                               2009     42.85        50.12       7,150.95
                                                               2010     50.12        55.30       6,646.17

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     53.61        58.96       1,909.74
                                                               2005     58.96        59.77       2,660.67
                                                               2006     59.77        66.76       3,705.30
                                                               2007     66.76        69.90           0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.58        11.63      22,322.20
                                                               2005     11.63        12.05      41,594.87
                                                               2006     12.05        14.09     116,327.23
                                                               2007     14.09        14.25     113,845.08
                                                               2008     14.25         9.07     101,252.36
                                                               2009      9.07         9.88      88,296.99
                                                               2010      9.88        10.57      82,995.35

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     22.11        24.15       4,428.47
                                                               2005     24.15        25.30      10,411.55
                                                               2006     25.30        25.79      17,725.63
                                                               2007     25.79        29.96      37,008.49
                                                               2008     29.96        18.61      33,890.44
                                                               2009     18.61        24.93      32,122.93
                                                               2010     24.93        29.22      27,585.25

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.28        16.41       1,576.80
                                                               2007     16.41        16.70       2,500.39
                                                               2008     16.70         9.02       6,693.18
                                                               2009      9.02         9.38           0.00

BlackRock Money Market Investment Division (Class B).......... 2004     19.80        19.67       1,072.38
                                                               2005     19.67        19.81       7,603.00
                                                               2006     19.81        20.32       8,198.05
                                                               2007     20.32        20.90      29,253.00
                                                               2008     20.90        21.04      75,487.96
                                                               2009     21.04        20.69      60,834.72
                                                               2010     20.69        20.30      71,786.02

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.79      60,311.53
                                                               2005     12.79        14.21     159,522.75
                                                               2006     14.21        19.19     298,819.21
                                                               2007     19.19        16.00     241,237.34
                                                               2008     16.00         9.15     172,633.24
                                                               2009      9.15        12.10     165,120.49
                                                               2010     12.10        13.79     140,931.28

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 27.24      $ 29.22      18,162.55
                                                       2005     29.22        31.54      52,269.42
                                                       2006     31.54        35.38      78,511.61
                                                       2007     35.38        36.22      88,607.34
                                                       2008     36.22        21.49      88,036.78
                                                       2009     21.49        27.76      93,931.28
                                                       2010     27.76        30.43      76,707.44

FI Value Leaders Investment Division (Class B)........ 2004     21.77        24.48       5,620.49
                                                       2005     24.48        26.53      24,352.49
                                                       2006     26.53        29.06      50,585.56
                                                       2007     29.06        29.64      36,435.84
                                                       2008     29.64        17.71      26,656.72
                                                       2009     17.71        21.11      25,251.33
                                                       2010     21.11        23.67      22,020.24

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.88        13.74      19,839.38
                                                       2005     13.74        15.40      46,534.14
                                                       2006     15.40        19.48     125,310.90
                                                       2007     19.48        18.89     131,198.43
                                                       2008     18.89        10.96     109,517.92
                                                       2009     10.96        16.67     119,933.22
                                                       2010     16.67        19.04     114,999.87

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.21        11.98       3,867.30
                                                       2005     11.98        12.72      15,395.42
                                                       2006     12.72        14.26      20,736.20
                                                       2007     14.26        15.54      22,873.56
                                                       2008     15.54         9.34      16,307.95
                                                       2009      9.34        12.26      15,246.90
                                                       2010     12.26        15.18      13,861.64

Janus Forty Investment Division (Class B)/(h)/........ 2007    128.61       157.25       5,990.05
                                                       2008    157.25        89.48      17,307.68
                                                       2009     89.48       125.43      19,058.63
                                                       2010    125.43       134.63      16,513.69

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.96         4.75      17,649.05
                                                       2006      4.75         4.77      34,473.50
                                                       2007      4.77         5.22      82,167.38
                                                       2008      5.22         3.25     105,862.53
                                                       2009      3.25         4.45     128,963.43
                                                       2010      4.45         4.86     125,066.30

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.14         4.30       8,461.18
                                                       2005      4.30         3.92      15,706.71

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.40       $13.34      8,860.83
                                                            2005     13.34        14.15     13,904.65
                                                            2006     14.15        15.92     35,006.86
                                                            2007     15.92        15.20     33,045.39
                                                            2008     15.20         9.20     28,317.62
                                                            2009      9.20        12.34     20,880.98
                                                            2010     12.34        14.88     17,578.79

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.49         7.04      2,152.57
                                                            2005      7.04         7.84     11,420.66
                                                            2006      7.84         7.56     43,155.36
                                                            2007      7.56         7.59     36,319.74
                                                            2008      7.59         4.53     29,690.85
                                                            2009      4.53         5.92     26,507.40
                                                            2010      5.92         7.19     24,478.31

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      9.03         9.65     33,449.10
                                                            2007      9.65         8.90     39,023.81
                                                            2008      8.90         3.96     31,015.26
                                                            2009      3.96         5.37     34,986.48
                                                            2010      5.37         5.65     32,615.78

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.49         8.28      6,409.53
                                                            2005      8.28         8.69     14,609.30
                                                            2006      8.69         9.06     17,892.23

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     22.27        25.15      1,928.19
                                                            2005     25.15        26.33      7,199.13
                                                            2006     26.33        30.07     49,397.54
                                                            2007     30.07        32.93     26,653.48
                                                            2008     32.93        20.66     28,044.08
                                                            2009     20.66        26.34     26,080.49
                                                            2010     26.34        32.87     19,479.52

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.67         9.57      6,866.00
                                                            2005      9.57         9.81     14,892.87
                                                            2006      9.81        10.56     23,574.14
                                                            2007     10.56        10.80     21,790.22
                                                            2008     10.80         6.22     18,210.43
                                                            2009      6.22         7.91     18,220.83
                                                            2010      7.91        10.20     18,996.58

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.32       $16.27      30,495.71
                                                         2005     16.27        16.20      73,264.68
                                                         2006     16.20        17.35     104,800.64
                                                         2007     17.35        18.14      89,876.49
                                                         2008     18.14        14.49      81,655.65
                                                         2009     14.49        19.44      76,694.15
                                                         2010     19.44        21.55     105,716.88

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     28.50        30.83      18,953.73
                                                         2005     30.83        33.19      44,310.59
                                                         2006     33.19        36.53      34,293.35
                                                         2007     36.53        33.30      31,383.57
                                                         2008     33.30        17.60      25,701.67
                                                         2009     17.60        24.38      24,533.12
                                                         2010     24.38        27.45      21,555.96

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.95       7,631.00
                                                         2009      7.95         9.98      12,803.01
                                                         2010      9.98        10.95      17,998.72

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.57       2,867.51
                                                         2009      6.57         8.05       3,545.72
                                                         2010      8.05         8.77       6,822.77

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.00      15,870.20
                                                         2009      7.00         8.84      16,238.36
                                                         2010      8.84         9.54      16,825.07

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.54       1,355.19
                                                         2009      6.54         8.51       1,867.62
                                                         2010      8.51         8.99       1,657.67

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.43        12.76      56,261.03
                                                         2005     12.76        14.02     124,981.68
                                                         2006     14.02        15.11     225,611.34
                                                         2007     15.11        15.94     195,960.85
                                                         2008     15.94         9.95     191,507.40
                                                         2009      9.95        13.35     186,745.18
                                                         2010     13.35        16.51     164,139.74

MetLife Stock Index Investment Division (Class B)....... 2004     31.61        34.14     113,413.87
                                                         2005     34.14        34.97     305,157.46
                                                         2006     34.97        39.52     411,168.43
                                                         2007     39.52        40.70     460,945.12
                                                         2008     40.70        25.05     457,667.81
                                                         2009     25.05        30.95     466,043.22
                                                         2010     30.95        34.77     412,096.86

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.59       $10.97      15,145.00
                                                          2005     10.97        12.53      25,743.00
                                                          2006     12.53        15.57     104,895.91
                                                          2007     15.57        17.30     140,472.71
                                                          2008     17.30         9.78     157,821.30
                                                          2009      9.78        12.63     134,187.84
                                                          2010     12.63        13.80      94,715.71

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     33.76        36.59       3,816.14
                                                          2005     36.59        36.93      15,082.43
                                                          2006     36.93        40.56      38,985.17
                                                          2007     40.56        41.43      55,843.58
                                                          2008     41.43        31.56      47,932.74
                                                          2009     31.56        36.64      45,504.43
                                                          2010     36.64        39.47      17,454.29

MFS(R) Value Investment Division (Class B)............... 2004     11.80        12.69      89,526.94
                                                          2005     12.69        12.25     140,906.69
                                                          2006     12.25        14.16     147,417.10
                                                          2007     14.16        13.34     150,943.32
                                                          2008     13.34         8.67     128,254.05
                                                          2009      8.67        10.26     102,381.33
                                                          2010     10.26        11.20      99,328.28

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.30        10.78      93,488.74
                                                          2005     10.78        11.95     227,873.64
                                                          2006     11.95        14.71     313,985.53
                                                          2007     14.71        15.95     354,580.62
                                                          2008     15.95         9.04     403,025.28
                                                          2009      9.04        11.38     377,826.43
                                                          2010     11.38        12.05     332,523.19

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     12.05        13.95      35,815.76

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     14.13        15.86       6,514.49
                                                          2005     15.86        16.60      27,484.79
                                                          2006     16.60        18.17      69,751.33
                                                          2007     18.17        19.27      50,530.18
                                                          2008     19.27         8.42      33,157.54
                                                          2009      8.42        11.04      35,055.02
                                                          2010     11.04        11.93           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.80       $17.72      55,979.61
                                                           2005     17.72        18.07      98,736.12
                                                           2006     18.07        20.64     112,796.68
                                                           2007     20.64        19.50     117,425.03
                                                           2008     19.50        11.76      90,956.16
                                                           2009     11.76        13.01      78,427.33
                                                           2010     13.01        15.50      71,819.20

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     18.05        20.99      36,734.21
                                                           2005     20.99        23.05      91,597.80
                                                           2006     23.05        25.16     115,220.08
                                                           2007     25.16        25.47     126,896.17
                                                           2008     25.47        13.12     117,733.06
                                                           2009     13.12        19.02     107,911.47
                                                           2010     19.02        23.53      98,102.55

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.78         8.42      11,045.82
                                                           2006      8.42         8.89      31,118.38
                                                           2007      8.89         9.97      72,516.09
                                                           2008      9.97         5.28      75,252.58
                                                           2009      5.28         7.45      74,881.02
                                                           2010      7.45         8.00      61,032.50

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.30        14.14       7,687.26
                                                           2005     14.14        16.09      18,561.69
                                                           2006     16.09        18.37      46,604.61
                                                           2007     18.37        19.16      59,841.56
                                                           2008     19.16        11.17      66,571.17
                                                           2009     11.17        15.32      65,780.18
                                                           2010     15.32        17.43      60,043.00

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.83        10.90      12,083.89
                                                           2007     10.90        11.84      25,724.68
                                                           2008     11.84        10.82     156,654.00
                                                           2009     10.82        12.53     199,402.13
                                                           2010     12.53        13.25     173,863.50

PIMCO Total Return Investment Division (Class B).......... 2004     11.47        11.85      91,450.71
                                                           2005     11.85        11.89     211,423.65
                                                           2006     11.89        12.20     283,358.24
                                                           2007     12.20        12.87     340,174.83
                                                           2008     12.87        12.68     262,254.44
                                                           2009     12.68        14.69     278,755.04
                                                           2010     14.69        15.59     287,166.30

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.10       $ 4.25      20,294.24
                                                     2005      4.25         4.63      22,047.22
                                                     2006      4.63         4.79      34,273.48
                                                     2007      4.79         6.18     110,778.13
                                                     2008      6.18         3.37     123,776.39
                                                     2009      3.37         5.25     152,166.36
                                                     2010      5.25         6.58     201,702.73

Russell 2000(R) Index Investment Division (Class B). 2004     13.10        14.95      29,954.58
                                                     2005     14.95        15.30      65,152.20
                                                     2006     15.30        17.65     105,614.62
                                                     2007     17.65        17.03     121,059.07
                                                     2008     17.03        11.08     115,926.73
                                                     2009     11.08        13.66     112,696.60
                                                     2010     13.66        16.97      94,942.90

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.67        11.34           2.69
                                                     2007     11.34        11.75       3,536.75
                                                     2008     11.75         7.73       8,399.08
                                                     2009      7.73         9.79      14,430.38
                                                     2010      9.79        10.96      13,232.80

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.48        11.09          71.66
                                                     2007     11.09        11.46       3,546.22
                                                     2008     11.46         8.43       5,086.56
                                                     2009      8.43        10.33       9,215.28
                                                     2010     10.33        11.37      71,259.10

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.86        11.73      39,975.81
                                                     2005     11.73        12.24      61,086.27
                                                     2006     12.24        13.56      74,688.89
                                                     2007     13.56        14.52      89,830.48
                                                     2008     14.52         8.26      75,873.73
                                                     2009      8.26        11.59      76,806.36
                                                     2010     11.59        13.28      65,184.74

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.17         6.97      26,082.30
                                                     2005      6.97         7.85      47,602.89
                                                     2006      7.85         8.17     105,812.07
                                                     2007      8.17         9.43     358,391.38
                                                     2008      9.43         5.57     339,296.29
                                                     2009      5.57         7.96     296,892.75
                                                     2010      7.96         9.97     200,238.24

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     11.94        12.69      10,681.68
                                                     2005     12.69        13.78      23,051.77
                                                     2006     13.78        14.02      28,507.52
                                                     2007     14.02        15.06      88,427.03
                                                     2008     15.06         9.41      97,497.74
                                                     2009      9.41        12.80      82,593.13
                                                     2010     12.80        16.91      41,560.02

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $17.79       $18.79       14,023.91
                                                        2005     18.79        18.91       62,081.03
                                                        2006     18.91        19.45       96,822.65
                                                        2007     19.45        19.79       93,146.89
                                                        2008     19.79        16.46       65,540.93
                                                        2009     16.46        21.31       63,239.55
                                                        2010     21.31        23.51       66,545.80

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.70        15.00       56,301.68
                                                        2005     15.00        14.92      105,648.46
                                                        2006     14.92        15.22      127,007.24
                                                        2007     15.22        15.53      114,044.86
                                                        2008     15.53        15.16       80,758.16
                                                        2009     15.16        15.48       95,813.80
                                                        2010     15.48        16.02      115,043.54

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.11       24,202.61
                                                        2006     11.11        12.61       43,445.90
                                                        2007     12.61        12.77       73,267.32
                                                        2008     12.77         7.46       32,656.72
                                                        2009      7.46         9.63       37,661.30
                                                        2010      9.63        10.93       35,219.52

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.26       10,574.32
                                                        2006     10.26        10.76       20,750.77
                                                        2007     10.76        11.15      153,582.42
                                                        2008     11.15         9.36      174,009.37
                                                        2009      9.36        11.07      201,900.23
                                                        2010     11.07        11.96      208,544.25

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.48       26,727.72
                                                        2006     10.48        11.25      186,306.38
                                                        2007     11.25        11.57      373,767.70
                                                        2008     11.57         8.90      454,564.49
                                                        2009      8.90        10.80      473,752.58
                                                        2010     10.80        11.82      452,081.81

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.71      172,472.23
                                                        2006     10.71        11.75      435,700.96
                                                        2007     11.75        12.03      984,962.91
                                                        2008     12.03         8.42    1,142,923.75
                                                        2009      8.42        10.46    1,200,612.88
                                                        2010     10.46        11.61    1,154,659.46

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.93      161,123.95
                                                        2006     10.93        12.25      552,712.91
                                                        2007     12.25        12.48    1,196,141.30
                                                        2008     12.48         7.95    1,449,190.54
                                                        2009      7.95        10.07    1,486,827.03
                                                        2010     10.07        11.33    1,457,889.75

At 2.15 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.85        14.47       29,754.86
                                                        2007     14.47        14.63       65,533.52
                                                        2008     14.63        12.98       61,633.18
                                                        2009     12.98        14.30       64,796.29
                                                        2010     14.30        14.90       78,339.43

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.69        18.56       22,855.68
                                                        2005     18.56        22.77       65,511.64
                                                        2006     22.77        27.65      148,347.38
                                                        2007     27.65        32.86      210,517.72
                                                        2008     32.86        14.94      219,837.50
                                                        2009     14.94        23.59      205,394.06
                                                        2010     23.59        28.27      179,942.97

American Funds Growth Investment Division (Class 2).... 2004     99.40       109.43       14,058.69
                                                        2005    109.43       124.46       31,533.74
                                                        2006    124.46       134.26       54,896.22
                                                        2007    134.26       147.62       72,479.89
                                                        2008    147.62        80.94       74,474.41
                                                        2009     80.94       110.44       72,056.94
                                                        2010    110.44       128.29       61,480.91

American Funds Growth-Income Investment Division
  (Class 2)............................................ 2004     77.35        83.56       19,344.03
                                                        2005     83.56        86.56       42,140.74
                                                        2006     86.56        97.60       63,265.18
                                                        2007     97.60       100.33       67,965.08
                                                        2008    100.33        61.02       60,995.53
                                                        2009     61.02        78.38       61,099.94
                                                        2010     78.38        85.48       54,880.32

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.98      4,429.96
                                                           2009      6.98         8.85     21,392.53
                                                           2010      8.85         9.74      4,022.44

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     13.91        14.54        609.09
                                                           2007     14.54        14.71      8,556.70
                                                           2008     14.71        13.06      5,627.05
                                                           2009     13.06        14.40      5,174.78
                                                           2010     14.40        15.01         68.28

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.55        13.20          0.00
                                                           2002     13.20        10.46      6,770.73
                                                           2003     10.46        15.73     19,818.67
                                                           2004     15.73        18.62     27,055.05
                                                           2005     18.62        22.86     27,764.62
                                                           2006     22.86        27.77     33,806.46
                                                           2007     27.77        33.02     31,194.78
                                                           2008     33.02        15.02     25,007.49
                                                           2009     15.02        23.73     13,830.25
                                                           2010     23.73        28.45      2,822.83

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.33      6,318.23
                                                           2009      6.33         8.32      4,927.47
                                                           2010      8.32         9.26      6,828.59

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    112.05       101.25          0.00
                                                           2002    101.25        74.90      2,729.99
                                                           2003     74.90       100.34      9,349.78
                                                           2004    100.34       110.53     14,562.37
                                                           2005    110.53       125.77     15,316.45
                                                           2006    125.77       135.74     16,484.29
                                                           2007    135.74       149.32     14,638.88
                                                           2008    149.32        81.91     11,738.22
                                                           2009     81.91       111.83      8,661.00
                                                           2010    111.83       129.96      2,879.17

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     78.61        75.31          0.00
                                                           2002     75.31        60.22      3,960.17
                                                           2003     60.22        78.09     20,009.43
                                                           2004     78.09        84.39     24,296.87
                                                           2005     84.39        87.47     24,577.59
                                                           2006     87.47        98.68     23,058.63
                                                           2007     98.68       101.49     17,968.87
                                                           2008    101.49        61.76     14,155.02
                                                           2009     61.76        79.37      8,549.43
                                                           2010     79.37        86.60      1,125.13

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.65          0.00
                                                           2009      7.65         9.26      2,841.49
                                                           2010      9.26         9.98      2,817.04

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     11.00        12.52         47.63
                                                           2005     12.52        14.44      2,963.92
                                                           2006     14.44        16.46      4,110.21
                                                           2007     16.46        17.76      3,157.70
                                                           2008     17.76         9.71      3,597.07
                                                           2009      9.71        11.61      3,066.43
                                                           2010     11.61        12.17      3,108.75

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.03        12.35     31,888.21
                                                           2005     12.35        12.33     58,362.22
                                                           2006     12.33        12.56     52,710.37
                                                           2007     12.56        13.13     40,676.85
                                                           2008     13.13        13.60     29,784.71
                                                           2009     13.60        14.01     21,915.36
                                                           2010     14.01        14.52     34,159.38

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     30.73        33.95          0.00
                                                           2005     33.95        36.77          0.00
                                                           2006     36.77        38.39      1,194.30
                                                           2007     38.39        45.27        600.98
                                                           2008     45.27        24.04        502.35
                                                           2009     24.04        35.14      2,343.36
                                                           2010     35.14        39.63        786.82

BlackRock Bond Income Investment Division (Class B)....... 2004     38.63        39.88        528.75
                                                           2005     39.88        39.95      2,908.64
                                                           2006     39.95        40.81      2,700.98
                                                           2007     40.81        42.42      2,773.60
                                                           2008     42.42        40.08      2,000.10
                                                           2009     40.08        42.91      2,214.04
                                                           2010     42.91        45.48      2,231.78

BlackRock Diversified Investment Division (Class B)....... 2004     32.03        34.43      1,286.48
                                                           2005     34.43        34.72      1,417.92
                                                           2006     34.72        37.54      1,304.25
                                                           2007     37.54        38.88      1,555.27
                                                           2008     38.88        28.61         42.92
                                                           2009     28.61        32.82         45.44
                                                           2010     32.82        35.19         49.10

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $68.49       $68.82        603.94
                                                               2008     68.82        42.31         89.12
                                                               2009     42.31        49.46         88.20
                                                               2010     49.46        54.54         87.94

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     53.05        58.32          0.00
                                                               2005     58.32        59.10         64.81
                                                               2006     59.10        65.98        534.50
                                                               2007     65.98        69.07          0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.57        11.62          0.00
                                                               2005     11.62        12.03      3,132.73
                                                               2006     12.03        14.05      4,271.56
                                                               2007     14.05        14.21      6,612.88
                                                               2008     14.21         9.04     11,462.13
                                                               2009      9.04         9.85      6,791.97
                                                               2010      9.85        10.52      6,785.14

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     22.01        24.03      1,115.87
                                                               2005     24.03        25.16      1,111.80
                                                               2006     25.16        25.63      1,227.84
                                                               2007     25.63        29.77      1,040.52
                                                               2008     29.77        18.48      5,591.12
                                                               2009     18.48        24.74      1,465.53
                                                               2010     24.74        28.98      2,087.78

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.20        16.33          0.00
                                                               2007     16.33        16.61          0.00
                                                               2008     16.61         8.96      2,435.38
                                                               2009      8.96         9.32          0.00

BlackRock Money Market Investment Division (Class B).......... 2004     19.60        19.46          0.00
                                                               2005     19.46        19.59          0.00
                                                               2006     19.59        20.09          0.00
                                                               2007     20.09        20.64          0.00
                                                               2008     20.64        20.77          0.00
                                                               2009     20.77        20.42          0.00
                                                               2010     20.42        20.03          0.00

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.78      7,319.82
                                                               2005     12.78        14.20     19,686.55
                                                               2006     14.20        19.16     42,276.42
                                                               2007     19.16        15.97     35,776.12
                                                               2008     15.97         9.13     23,251.06
                                                               2009      9.13        12.07     23,593.95
                                                               2010     12.07        13.74     10,412.69

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 27.11      $ 29.07        345.72
                                                       2005     29.07        31.36      4,729.71
                                                       2006     31.36        35.16      5,991.31
                                                       2007     35.16        35.98      6,083.12
                                                       2008     35.98        21.34      7,539.75
                                                       2009     21.34        27.55      5,267.11
                                                       2010     27.55        30.18      8,101.24

FI Value Leaders Investment Division (Class B)........ 2004     21.65        24.34        233.65
                                                       2005     24.34        26.36      4,359.90
                                                       2006     26.36        28.87      3,387.51
                                                       2007     28.87        29.42      2,211.88
                                                       2008     29.42        17.57      2,028.32
                                                       2009     17.57        20.93      1,043.64
                                                       2010     20.93        23.46        960.75

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.86        13.72        949.47
                                                       2005     13.72        15.37      4,360.22
                                                       2006     15.37        19.42      5,990.28
                                                       2007     19.42        18.83      8,376.67
                                                       2008     18.83        10.92      7,073.66
                                                       2009     10.92        16.60      8,667.90
                                                       2010     16.60        18.96      6,963.23

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.20        11.96      1,999.50
                                                       2005     11.96        12.70      4,087.05
                                                       2006     12.70        14.22      4,077.01
                                                       2007     14.22        15.49      4,352.05
                                                       2008     15.49         9.30      3,606.96
                                                       2009      9.30        12.21      4,222.28
                                                       2010     12.21        15.11      4,088.60

Janus Forty Investment Division (Class B)/(h)/........ 2007    127.01       155.23        236.72
                                                       2008    155.23        88.29      1,814.95
                                                       2009     88.29       123.70      1,025.61
                                                       2010    123.70       132.71        561.85

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.95         4.73      3,161.78
                                                       2006      4.73         4.76      3,155.78
                                                       2007      4.76         5.20      2,392.99
                                                       2008      5.20         3.23      2,375.26
                                                       2009      3.23         4.43      2,358.23
                                                       2010      4.43         4.83      2,350.37

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.13         4.29        931.60
                                                       2005      4.29         3.91        930.56

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.38       $13.32        744.36
                                                            2005     13.32        14.12        379.82
                                                            2006     14.12        15.88        464.48
                                                            2007     15.88        15.15        865.71
                                                            2008     15.15         9.16        860.08
                                                            2009      9.16        12.29        697.85
                                                            2010     12.29        14.81        696.53

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.48         7.02        363.43
                                                            2005      7.02         7.82      2,208.93
                                                            2006      7.82         7.54      4,667.37
                                                            2007      7.54         7.56      3,706.47
                                                            2008      7.56         4.52      4,179.79
                                                            2009      4.52         5.89      4,032.99
                                                            2010      5.89         7.15      3,833.31

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      9.00         9.61      1,368.60
                                                            2007      9.61         8.87      1,363.74
                                                            2008      8.87         3.94      1,353.32
                                                            2009      3.94         5.34      4,783.40
                                                            2010      5.34         5.62      4,766.42

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.48         8.26          0.00
                                                            2005      8.26         8.66        511.00
                                                            2006      8.66         9.03      1,368.70

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     22.16        25.02        957.25
                                                            2005     25.02        26.17      1,914.50
                                                            2006     26.17        29.88      2,596.92
                                                            2007     29.88        32.71      3,184.36
                                                            2008     32.71        20.51      3,544.72
                                                            2009     20.51        26.13      2,836.89
                                                            2010     26.13        32.60      2,506.91

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.66         9.56          0.00
                                                            2005      9.56         9.78        252.79
                                                            2006      9.78        10.53      1,890.28
                                                            2007     10.53        10.77      2,360.96
                                                            2008     10.77         6.20      2,353.50
                                                            2009      6.20         7.88      6,086.24
                                                            2010      7.88        10.15      2,347.44

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.26       $16.20        993.97
                                                         2005     16.20        16.13      2,941.48
                                                         2006     16.13        17.26      6,019.69
                                                         2007     17.26        18.04     11,446.78
                                                         2008     18.04        14.40      9,528.47
                                                         2009     14.40        19.31      8,916.10
                                                         2010     19.31        21.39      9,152.78

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     28.35        30.65        953.24
                                                         2005     30.65        32.98      4,369.76
                                                         2006     32.98        36.28      2,625.73
                                                         2007     36.28        33.06      2,781.48
                                                         2008     33.06        17.46      2,983.91
                                                         2009     17.46        24.18      2,232.38
                                                         2010     24.18        27.21      1,961.54

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.95      5,044.98
                                                         2009      7.95         9.97      3,262.51
                                                         2010      9.97        10.93          5.08

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.57      5,743.52
                                                         2009      6.57         8.05          0.00
                                                         2010      8.05         8.76          4.93

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.00     30,135.30
                                                         2009      7.00         8.83     23,527.52
                                                         2010      8.83         9.53     23,401.32

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.54          0.00
                                                         2009      6.54         8.51          0.00
                                                         2010      8.51         8.98          3.43

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.41        12.73      3,071.40
                                                         2005     12.73        13.98      4,379.18
                                                         2006     13.98        15.06      7,809.23
                                                         2007     15.06        15.88      6,602.43
                                                         2008     15.88         9.91      9,320.16
                                                         2009      9.91        13.29     22,517.17
                                                         2010     13.29        16.42     15,821.37

MetLife Stock Index Investment Division (Class B)....... 2004     31.39        33.89     13,176.55
                                                         2005     33.89        34.69     20,802.11
                                                         2006     34.69        39.19     20,974.70
                                                         2007     39.19        40.35     16,593.18
                                                         2008     40.35        24.82     17,180.84
                                                         2009     24.82        30.65     23,911.63
                                                         2010     30.65        34.42     23,499.57

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.57       $10.95        476.58
                                                          2005     10.95        12.50      1,637.50
                                                          2006     12.50        15.52      6,763.82
                                                          2007     15.52        17.24      7,505.32
                                                          2008     17.24         9.74      7,214.85
                                                          2009      9.74        12.57      7,908.64
                                                          2010     12.57        13.74      8,798.21

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     33.48        36.27        646.66
                                                          2005     36.27        36.58      1,203.01
                                                          2006     36.58        40.16      1,029.13
                                                          2007     40.16        41.00      5,429.37
                                                          2008     41.00        31.22      1,821.85
                                                          2009     31.22        36.22      1,381.73
                                                          2010     36.22        39.01      1,233.88

MFS(R) Value Investment Division (Class B)............... 2004     11.77        12.65      1,123.06
                                                          2005     12.65        12.21      4,829.93
                                                          2006     12.21        14.11      1,157.60
                                                          2007     14.11        13.28      1,196.70
                                                          2008     13.28         8.63      5,035.86
                                                          2009      8.63        10.21      1,084.11
                                                          2010     10.21        11.13      1,085.98

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.27        10.75      9,314.05
                                                          2005     10.75        11.90     13,763.63
                                                          2006     11.90        14.65     13,998.00
                                                          2007     14.65        15.87     10,212.27
                                                          2008     15.87         8.99     14,373.62
                                                          2009      8.99        11.32     37,732.20
                                                          2010     11.32        11.98     33,466.81

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     11.97        13.85      4,386.77

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     14.08        15.80      1,081.56
                                                          2005     15.80        16.52      2,267.62
                                                          2006     16.52        18.08      3,620.59
                                                          2007     18.08        19.17      4,459.56
                                                          2008     19.17         8.37      4,482.61
                                                          2009      8.37        10.97      6,370.06
                                                          2010     10.97        11.85          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.77       $17.68      3,999.70
                                                           2005     17.68        18.02      6,163.03
                                                           2006     18.02        20.57      7,949.48
                                                           2007     20.57        19.43      7,339.58
                                                           2008     19.43        11.71      3,270.29
                                                           2009     11.71        12.95      3,356.03
                                                           2010     12.95        15.42      4,925.75

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     18.00        20.93      2,574.08
                                                           2005     20.93        22.97      7,229.51
                                                           2006     22.97        25.05      9,441.32
                                                           2007     25.05        25.35     13,857.09
                                                           2008     25.35        13.05     12,288.68
                                                           2009     13.05        18.92     13,730.02
                                                           2010     18.92        23.38     11,196.19

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.76         8.40      1,552.74
                                                           2006      8.40         8.86      5,249.29
                                                           2007      8.86         9.93      5,294.21
                                                           2008      9.93         5.26      5,611.30
                                                           2009      5.26         7.42      7,634.67
                                                           2010      7.42         7.96      6,549.82

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.25        14.09      2,591.07
                                                           2005     14.09        16.02      4,150.28
                                                           2006     16.02        18.28      8,339.32
                                                           2007     18.28        19.05     12,075.92
                                                           2008     19.05        11.10     11,275.36
                                                           2009     11.10        15.22      9,917.50
                                                           2010     15.22        17.31      9,756.56

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.81        10.88          0.00
                                                           2007     10.88        11.82      3,051.90
                                                           2008     11.82        10.79     25,371.95
                                                           2009     10.79        12.49     18,875.01
                                                           2010     12.49        13.20     21,254.44

PIMCO Total Return Investment Division (Class B).......... 2004     11.46        11.83      4,757.70
                                                           2005     11.83        11.86     14,606.50
                                                           2006     11.86        12.16     13,969.05
                                                           2007     12.16        12.83     10,920.01
                                                           2008     12.83        12.63      9,043.02
                                                           2009     12.63        14.62      6,701.30
                                                           2010     14.62        15.51     10,881.60

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.09       $ 4.24        213.88
                                                     2005      4.24         4.62        212.24
                                                     2006      4.62         4.77      3,322.25
                                                     2007      4.77         6.16      2,641.39
                                                     2008      6.16         3.35     11,033.06
                                                     2009      3.35         5.23     33,748.95
                                                     2010      5.23         6.55     13,473.02

Russell 2000(R) Index Investment Division (Class B). 2004     13.07        14.91      2,868.80
                                                     2005     14.91        15.25      3,573.72
                                                     2006     15.25        17.58      8,011.43
                                                     2007     17.58        16.95      6,460.23
                                                     2008     16.95        11.02      3,706.08
                                                     2009     11.02        13.58     10,719.48
                                                     2010     13.58        16.86      9,522.18

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.67        11.33        670.77
                                                     2007     11.33        11.74          0.00
                                                     2008     11.74         7.71          0.00
                                                     2009      7.71         9.77          0.00
                                                     2010      9.77        10.94          0.00

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.47        11.08      2,714.30
                                                     2007     11.08        11.45      1,284.07
                                                     2008     11.45         8.41      1,764.89
                                                     2009      8.41        10.31          0.00
                                                     2010     10.31        11.34          4.19

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.83        11.69        356.94
                                                     2005     11.69        12.19      1,171.46
                                                     2006     12.19        13.50      1,416.31
                                                     2007     13.50        14.45      5,088.09
                                                     2008     14.45         8.22      3,195.72
                                                     2009      8.22        11.53      2,671.40
                                                     2010     11.53        13.20      2,566.49

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.16         6.96        559.85
                                                     2005      6.96         7.83      4,916.77
                                                     2006      7.83         8.15      5,805.41
                                                     2007      8.15         9.40      7,527.42
                                                     2008      9.40         5.55      7,808.99
                                                     2009      5.55         7.92      7,989.33
                                                     2010      7.92         9.92     11,005.59

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     11.90        12.64        602.29
                                                     2005     12.64        13.72      1,137.94
                                                     2006     13.72        13.95      1,361.63
                                                     2007     13.95        14.98      1,650.75
                                                     2008     14.98         9.35      1,576.50
                                                     2009      9.35        12.72      1,554.94
                                                     2010     12.72        16.80      1,909.33

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $17.70       $18.70       2,689.93
                                                        2005     18.70        18.81       8,012.26
                                                        2006     18.81        19.34       7,032.64
                                                        2007     19.34        19.66       5,110.05
                                                        2008     19.66        16.35       4,492.72
                                                        2009     16.35        21.14       3,681.09
                                                        2010     21.14        23.32       3,066.44

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.63        14.92       2,108.37
                                                        2005     14.92        14.84       6,283.23
                                                        2006     14.84        15.13       4,472.45
                                                        2007     15.13        15.43       4,227.20
                                                        2008     15.43        15.05       8,972.78
                                                        2009     15.05        15.36       9,251.24
                                                        2010     15.36        15.89       4,315.07

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.10           0.00
                                                        2006     11.10        12.60           0.00
                                                        2007     12.60        12.76       4,030.40
                                                        2008     12.76         7.45       9,154.41
                                                        2009      7.45         9.60       3,962.71
                                                        2010      9.60        10.90       3,935.14

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.26           0.00
                                                        2006     10.26        10.75       2,074.04
                                                        2007     10.75        11.13      28,990.88
                                                        2008     11.13         9.34      12,902.22
                                                        2009      9.34        11.05      14,688.07
                                                        2010     11.05        11.92      12,086.59

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.47       7,354.91
                                                        2006     10.47        11.24      14,148.53
                                                        2007     11.24        11.55      63,148.46
                                                        2008     11.55         8.88      57,396.15
                                                        2009      8.88        10.77      45,917.24
                                                        2010     10.77        11.78      41,078.37

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.70      46,491.36
                                                        2006     10.70        11.74      69,819.26
                                                        2007     11.74        12.01      97,717.86
                                                        2008     12.01         8.41     121,265.95
                                                        2009      8.41        10.43      63,410.49
                                                        2010     10.43        11.58      55,578.32

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.93      11,458.42
                                                        2006     10.93        12.24      63,979.50
                                                        2007     12.24        12.47      91,710.88
                                                        2008     12.47         7.93     135,900.90
                                                        2009      7.93        10.04     100,187.57
                                                        2010     10.04        11.30      91,521.14

At 2.20 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.79        14.40           0.00
                                                        2007     14.40        14.55       3,535.61
                                                        2008     14.55        12.90       3,513.81
                                                        2009     12.90        14.21       3,294.39
                                                        2010     14.21        14.80       1,798.56

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.64        18.50       1,548.37
                                                        2005     18.50        22.68       3,303.35
                                                        2006     22.68        27.53       9,878.37
                                                        2007     27.53        32.70      14,621.74
                                                        2008     32.70        14.86      12,731.69
                                                        2009     14.86        23.46      13,910.72
                                                        2010     23.46        28.09      11,116.09

American Funds Growth Investment Division (Class 2).... 2004     98.41       108.29       1,538.99
                                                        2005    108.29       123.10       2,730.25
                                                        2006    123.10       132.73       4,551.06
                                                        2007    132.73       145.86       5,997.42
                                                        2008    145.86        79.94       5,837.37
                                                        2009     79.94       109.02       8,038.41
                                                        2010    109.02       126.57       6,730.36

American Funds Growth-Income Investment Division
  (Class 2 )........................................... 2004     76.59        82.69       1,555.89
                                                        2005     82.69        85.61       3,032.38
                                                        2006     85.61        96.49       4,108.55
                                                        2007     96.49        99.14       4,891.86
                                                        2008     99.14        60.27       4,698.06
                                                        2009     60.27        77.38       4,491.44
                                                        2010     77.38        84.34       4,194.37

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.98           0.00
                                                           2009      6.98         8.85      55,486.38
                                                           2010      8.85         9.73     202,898.02

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     13.85        14.47       9,595.57
                                                           2007     14.47        14.63         927.95
                                                           2008     14.63        12.98           0.00
                                                           2009     12.98        14.30           0.00
                                                           2010     14.30        14.90           2.15

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.53        13.18           0.00
                                                           2002     13.18        10.44       1,924.46
                                                           2003     10.44        15.69       2,413.26
                                                           2004     15.69        18.56       4,253.14
                                                           2005     18.56        22.77       3,720.80
                                                           2006     22.77        27.65       3,462.82
                                                           2007     27.65        32.86       4,490.02
                                                           2008     32.86        14.94       3,722.91
                                                           2009     14.94        23.59       3,401.46
                                                           2010     23.59        28.27       2,989.97

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.33           0.00
                                                           2009      6.33         8.32       8,622.86
                                                           2010      8.32         9.25       8,630.31

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    111.07       100.35           0.00
                                                           2002    100.35        74.19         775.60
                                                           2003     74.19        99.35       1,311.12
                                                           2004     99.35       109.38       1,952.69
                                                           2005    109.38       124.40       1,814.05
                                                           2006    124.40       134.20       1,100.43
                                                           2007    134.20       147.55         915.88
                                                           2008    147.55        80.90         903.53
                                                           2009     80.90       110.39         530.85
                                                           2010    110.39       128.22         502.06

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     77.93        74.64           0.00
                                                           2002     74.64        59.65          56.63
                                                           2003     59.65        77.32         453.38
                                                           2004     77.32        83.52       1,755.10
                                                           2005     83.52        86.51       2,396.81
                                                           2006     86.51        97.55       2,471.57
                                                           2007     97.55       100.28       1,805.14
                                                           2008    100.28        60.99       1,943.98
                                                           2009     60.99        78.35       1,779.02
                                                           2010     78.35        85.44       1,843.67

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.65           0.00
                                                           2009      7.65         9.25     152,863.14
                                                           2010      9.25         9.97     482,540.91

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     10.93        12.43           0.00
                                                           2005     12.43        14.33           0.00
                                                           2006     14.33        16.33           0.00
                                                           2007     16.33        17.62           0.00
                                                           2008     17.62         9.62           0.00
                                                           2009      9.62        11.50         129.24
                                                           2010     11.50        12.05       1,996.39

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     12.00        12.31       3,542.00
                                                           2005     12.31        12.29      15,667.64
                                                           2006     12.29        12.50      12,450.27
                                                           2007     12.50        13.07       7,336.83
                                                           2008     13.07        13.53       5,187.05
                                                           2009     13.53        13.93      76,417.01
                                                           2010     13.93        14.43     144,999.58

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     30.49        33.66           0.00
                                                           2005     33.66        36.44           0.00
                                                           2006     36.44        38.03           0.00
                                                           2007     38.03        44.82           0.00
                                                           2008     44.82        23.79           0.00
                                                           2009     23.79        34.76       1,022.59
                                                           2010     34.76        39.18       6,748.91

BlackRock Bond Income Investment Division (Class B)....... 2004     38.24        39.46         754.00
                                                           2005     39.46        39.51       1,489.48
                                                           2006     39.51        40.33           0.00
                                                           2007     40.33        41.91         155.30
                                                           2008     41.91        39.57         109.52
                                                           2009     39.57        42.35       1,283.55
                                                           2010     42.35        44.86       6,775.56

BlackRock Diversified Investment Division (Class B)....... 2004     31.74        34.11           0.00
                                                           2005     34.11        34.38          78.47
                                                           2006     34.38        37.16         434.95
                                                           2007     37.16        38.46         435.27
                                                           2008     38.46        28.29         433.95
                                                           2009     28.29        32.44         433.38
                                                           2010     32.44        34.76         434.12

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $67.68       $67.98        210.53
                                                               2008     67.98        41.77        208.85
                                                               2009     41.77        48.81        207.20
                                                               2010     48.81        53.80        206.65

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     52.50        57.70          0.00
                                                               2005     57.70        58.44          0.00
                                                               2006     58.44        65.21        211.12
                                                               2007     65.21        68.25          0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.56        11.60          0.00
                                                               2005     11.60        12.01          0.00
                                                               2006     12.01        14.02          0.00
                                                               2007     14.02        14.17        175.04
                                                               2008     14.17         9.01          0.00
                                                               2009      9.01         9.81     22,289.55
                                                               2010      9.81        10.47     81,092.07

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     21.90        23.91          0.00
                                                               2005     23.91        25.02          0.00
                                                               2006     25.02        25.47          0.00
                                                               2007     25.47        29.57          0.00
                                                               2008     29.57        18.35        116.68
                                                               2009     18.35        24.55      3,512.08
                                                               2010     24.55        28.75     10,939.34

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.12        16.25          0.00
                                                               2007     16.25        16.51          0.00
                                                               2008     16.51         8.91          0.00
                                                               2009      8.91         9.26          0.00

BlackRock Money Market Investment Division (Class B).......... 2004     19.40        19.25      9,129.91
                                                               2005     19.25        19.37      3,185.85
                                                               2006     19.37        19.85      4,587.01
                                                               2007     19.85        20.39      1,410.41
                                                               2008     20.39        20.51      1,619.94
                                                               2009     20.51        20.15      7,206.62
                                                               2010     20.15        19.75      4,066.50

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.78      1,252.41
                                                               2005     12.78        14.19      4,036.10
                                                               2006     14.19        19.14      3,967.93
                                                               2007     19.14        15.94      2,373.04
                                                               2008     15.94         9.11      2,447.36
                                                               2009      9.11        12.03      3,229.47
                                                               2010     12.03        13.70      9,742.91

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 26.98      $ 28.92          0.00
                                                       2005     28.92        31.19         24.37
                                                       2006     31.19        34.95        130.86
                                                       2007     34.95        35.74        363.84
                                                       2008     35.74        21.19        315.19
                                                       2009     21.19        27.34        890.68
                                                       2010     27.34        29.94      4,636.30

FI Value Leaders Investment Division (Class B)........ 2004     21.54        24.20          0.00
                                                       2005     24.20        26.19          0.00
                                                       2006     26.19        28.67          0.00
                                                       2007     28.67        29.21          0.00
                                                       2008     29.21        17.43          0.00
                                                       2009     17.43        20.76          0.00
                                                       2010     20.76        23.25          0.00

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.85        13.70        210.15
                                                       2005     13.70        15.34        209.68
                                                       2006     15.34        19.37        592.27
                                                       2007     19.37        18.78        723.18
                                                       2008     18.78        10.88        708.83
                                                       2009     10.88        16.53     15,302.70
                                                       2010     16.53        18.87     21,365.22

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.19        11.94          0.00
                                                       2005     11.94        12.67          0.00
                                                       2006     12.67        14.18          0.00
                                                       2007     14.18        15.44          0.00
                                                       2008     15.44         9.27          0.00
                                                       2009      9.27        12.16      1,016.09
                                                       2010     12.16        15.04        970.32

Janus Forty Investment Division (Class B)/(h)/........ 2007    125.42       153.24        683.80
                                                       2008    153.24        87.12      1,220.21
                                                       2009     87.12       121.99      2,816.31
                                                       2010    121.99       130.81      4,607.47

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.94         4.72          0.00
                                                       2006      4.72         4.74          0.00
                                                       2007      4.74         5.18          0.00
                                                       2008      5.18         3.22          0.00
                                                       2009      3.22         4.40        371.66
                                                       2010      4.40         4.81      5,255.24

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.12         4.28          0.00
                                                       2005      4.28         3.90          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.37       $13.30          0.00
                                                            2005     13.30        14.09          0.00
                                                            2006     14.09        15.84          0.00
                                                            2007     15.84        15.10          0.00
                                                            2008     15.10         9.13          0.00
                                                            2009      9.13        12.24          0.00
                                                            2010     12.24        14.74        715.42

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.47         7.01          0.00
                                                            2005      7.01         7.80          0.00
                                                            2006      7.80         7.52          0.00
                                                            2007      7.52         7.53          0.00
                                                            2008      7.53         4.50          0.00
                                                            2009      4.50         5.86          0.00
                                                            2010      5.86         7.12      2,721.42

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      8.96         9.57          0.00
                                                            2007      9.57         8.83          0.00
                                                            2008      8.83         3.92          0.00
                                                            2009      3.92         5.31     17,377.34
                                                            2010      5.31         5.58     21,812.13

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.46         8.23          0.00
                                                            2005      8.23         8.63          0.00
                                                            2006      8.63         9.00          0.00

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     22.05        24.88          0.00
                                                            2005     24.88        26.02          0.00
                                                            2006     26.02        29.69          0.00
                                                            2007     29.69        32.48          0.00
                                                            2008     32.48        20.36          0.00
                                                            2009     20.36        25.93        609.31
                                                            2010     25.93        32.33        813.35

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.65         9.54          0.00
                                                            2005      9.54         9.76          0.00
                                                            2006      9.76        10.50          0.00
                                                            2007     10.50        10.73          0.00
                                                            2008     10.73         6.17          0.00
                                                            2009      6.17         7.85          0.00
                                                            2010      7.85        10.10          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.20       $16.13          0.00
                                                         2005     16.13        16.05      2,036.19
                                                         2006     16.05        17.17      2,293.36
                                                         2007     17.17        17.93      1,833.31
                                                         2008     17.93        14.30      1,776.20
                                                         2009     14.30        19.18        746.78
                                                         2010     19.18        21.24     12,519.93

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     28.19        30.47          0.00
                                                         2005     30.47        32.77        516.30
                                                         2006     32.77        36.03        486.09
                                                         2007     36.03        32.82        259.96
                                                         2008     32.82        17.32        258.47
                                                         2009     17.32        23.98      2,425.71
                                                         2010     23.98        26.97      3,757.01

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.95          0.00
                                                         2009      7.95         9.96      2,330.94
                                                         2010      9.96        10.92      4,711.25

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.57          0.00
                                                         2009      6.57         8.04      2,284.00
                                                         2010      8.04         8.75      5,053.40

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.00          0.00
                                                         2009      7.00         8.82     16,136.88
                                                         2010      8.82         9.52     16,143.26

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.54          0.00
                                                         2009      6.54         8.50      8,243.08
                                                         2010      8.50         8.97     33,858.63

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.38        12.70        220.68
                                                         2005     12.70        13.95      1,550.66
                                                         2006     13.95        15.01      2,166.87
                                                         2007     15.01        15.82      2,262.33
                                                         2008     15.82         9.86      2,084.08
                                                         2009      9.86        13.23     15,029.97
                                                         2010     13.23        16.34     35,100.99

MetLife Stock Index Investment Division (Class B)....... 2004     31.17        33.64        932.51
                                                         2005     33.64        34.42      4,653.75
                                                         2006     34.42        38.87      4,052.46
                                                         2007     38.87        39.99      3,035.45
                                                         2008     39.99        24.59      2,910.98
                                                         2009     24.59        30.35     50,848.30
                                                         2010     30.35        34.06     81,990.42

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.55       $10.93          0.00
                                                          2005     10.93        12.47          0.00
                                                          2006     12.47        15.47          0.00
                                                          2007     15.47        17.18          0.00
                                                          2008     17.18         9.70          0.00
                                                          2009      9.70        12.52      2,427.29
                                                          2010     12.52        13.67      3,535.41

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     33.19        35.95          0.00
                                                          2005     35.95        36.24      1,335.09
                                                          2006     36.24        39.77      1,335.09
                                                          2007     39.77        40.58      1,165.26
                                                          2008     40.58        30.88      1,164.61
                                                          2009     30.88        35.81        331.63
                                                          2010     35.81        38.55      1,954.75

MFS(R) Value Investment Division (Class B)............... 2004     11.74        12.62        948.46
                                                          2005     12.62        12.16      2,385.88
                                                          2006     12.16        14.05        494.83
                                                          2007     14.05        13.22          0.00
                                                          2008     13.22         8.59          0.00
                                                          2009      8.59        10.15      6,610.67
                                                          2010     10.15        11.06     20,206.39

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.25        10.71        519.78
                                                          2005     10.71        11.86      2,555.02
                                                          2006     11.86        14.59      2,012.62
                                                          2007     14.59        15.80      1,546.11
                                                          2008     15.80         8.95      1,505.84
                                                          2009      8.95        11.25     39,736.44
                                                          2010     11.25        11.91     65,798.14

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     11.89        13.76      3,221.48

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     14.03        15.73          0.00
                                                          2005     15.73        16.45          0.00
                                                          2006     16.45        17.99          0.00
                                                          2007     17.99        19.06        328.77
                                                          2008     19.06         8.32        424.10
                                                          2009      8.32        10.90      2,090.20
                                                          2010     10.90        11.77          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.74       $17.64          0.00
                                                           2005     17.64        17.97      2,780.30
                                                           2006     17.97        20.51      2,164.21
                                                           2007     20.51        19.36      1,656.74
                                                           2008     19.36        11.66      1,653.87
                                                           2009     11.66        12.89          0.00
                                                           2010     12.89        15.33          2.04

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     17.95        20.86          0.00
                                                           2005     20.86        22.89      2,335.47
                                                           2006     22.89        24.95      2,757.29
                                                           2007     24.95        25.23      2,301.50
                                                           2008     25.23        12.99      2,282.94
                                                           2009     12.99        18.81      7,337.82
                                                           2010     18.81        23.24     11,074.71

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.74         8.38          0.00
                                                           2006      8.38         8.84        317.75
                                                           2007      8.84         9.90          0.00
                                                           2008      9.90         5.24          0.00
                                                           2009      5.24         7.39     11,906.65
                                                           2010      7.39         7.92     17,953.16

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.21        14.03          0.00
                                                           2005     14.03        15.95         47.74
                                                           2006     15.95        18.19        498.93
                                                           2007     18.19        18.95        254.82
                                                           2008     18.95        11.04        254.05
                                                           2009     11.04        15.13      1,426.53
                                                           2010     15.13        17.19      4,594.07

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.79        10.86        798.68
                                                           2007     10.86        11.79     12,557.21
                                                           2008     11.79        10.76      9,089.55
                                                           2009     10.76        12.45     21,182.78
                                                           2010     12.45        13.15     50,445.66

PIMCO Total Return Investment Division (Class B).......... 2004     11.44        11.81        440.45
                                                           2005     11.81        11.84      8,179.04
                                                           2006     11.84        12.13      7,447.36
                                                           2007     12.13        12.78      4,933.48
                                                           2008     12.78        12.58      5,952.41
                                                           2009     12.58        14.56     48,378.06
                                                           2010     14.56        15.43     85,239.29

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.08       $ 4.24          0.00
                                                     2005      4.24         4.61          0.00
                                                     2006      4.61         4.76          0.00
                                                     2007      4.76         6.14          0.00
                                                     2008      6.14         3.34          0.00
                                                     2009      3.34         5.21      5,553.38
                                                     2010      5.21         6.52     40,225.53

Russell 2000(R) Index Investment Division (Class B). 2004     13.03        14.86         96.62
                                                     2005     14.86        15.19         94.04
                                                     2006     15.19        17.51        342.50
                                                     2007     17.51        16.87        428.25
                                                     2008     16.87        10.97        324.41
                                                     2009     10.97        13.51     11,178.11
                                                     2010     13.51        16.76     21,215.53

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.66        11.33          0.00
                                                     2007     11.33        11.72          0.00
                                                     2008     11.72         7.70          0.00
                                                     2009      7.70         9.75          0.00
                                                     2010      9.75        10.91          0.00

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.47        11.07          0.00
                                                     2007     11.07        11.44          0.00
                                                     2008     11.44         8.40          0.00
                                                     2009      8.40        10.28      2,753.71
                                                     2010     10.28        11.32     52,081.98

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.80        11.66          0.00
                                                     2005     11.66        12.15          0.00
                                                     2006     12.15        13.45          0.00
                                                     2007     13.45        14.38          0.00
                                                     2008     14.38         8.17          0.00
                                                     2009      8.17        11.46          0.00
                                                     2010     11.46        13.12          1.16

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.15         6.95          0.00
                                                     2005      6.95         7.81          0.00
                                                     2006      7.81         8.12          0.00
                                                     2007      8.12         9.37          0.00
                                                     2008      9.37         5.53          0.00
                                                     2009      5.53         7.89     30,458.22
                                                     2010      7.89         9.87     40,912.13

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     11.85        12.59          0.00
                                                     2005     12.59        13.66          0.00
                                                     2006     13.66        13.88          0.00
                                                     2007     13.88        14.90          0.00
                                                     2008     14.90         9.30          0.00
                                                     2009      9.30        12.64        452.70
                                                     2010     12.64        16.68      2,151.25

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $17.62       $18.60           0.00
                                                        2005     18.60        18.70       2,194.07
                                                        2006     18.70        19.22         322.63
                                                        2007     19.22        19.53         329.08
                                                        2008     19.53        16.23         257.63
                                                        2009     16.23        20.98         230.11
                                                        2010     20.98        23.13         211.46

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.56        14.85           0.00
                                                        2005     14.85        14.76           0.00
                                                        2006     14.76        15.03         822.64
                                                        2007     15.03        15.33       1,240.53
                                                        2008     15.33        14.94       1,100.25
                                                        2009     14.94        15.25       2,409.17
                                                        2010     15.25        15.76       4,269.29

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.10           0.00
                                                        2006     11.10        12.59           0.00
                                                        2007     12.59        12.74       2,994.77
                                                        2008     12.74         7.43       2,993.70
                                                        2009      7.43         9.58       3,010.68
                                                        2010      9.58        10.87       2,998.71

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.25           0.00
                                                        2006     10.25        10.74           0.00
                                                        2007     10.74        11.12           0.00
                                                        2008     11.12         9.33       2,060.25
                                                        2009      9.33        11.02      29,871.12
                                                        2010     11.02        11.89      55,435.55

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.47           0.00
                                                        2006     10.47        11.23           0.00
                                                        2007     11.23        11.54      10,049.87
                                                        2008     11.54         8.86       8,977.60
                                                        2009      8.86        10.75      26,284.66
                                                        2010     10.75        11.75     136,779.21

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.70           0.00
                                                        2006     10.70        11.73           0.00
                                                        2007     11.73        12.00       6,813.56
                                                        2008     12.00         8.39       9,625.59
                                                        2009      8.39        10.41     172,952.20
                                                        2010     10.41        11.55     648,202.72

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.93          0.00
                                                        2006     10.93        12.23      9,597.98
                                                        2007     12.23        12.45      7,247.66
                                                        2008     12.45         7.92        496.93
                                                        2009      7.92        10.02      8,684.15
                                                        2010     10.02        11.26     47,115.16

At 2.25 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.73        14.33        920.46
                                                        2007     14.33        14.47        761.09
                                                        2008     14.47        12.83        330.55
                                                        2009     12.83        14.12        333.90
                                                        2010     14.12        14.70        329.56

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.60        18.44          0.00
                                                        2005     18.44        22.60          0.00
                                                        2006     22.60        27.41        179.50
                                                        2007     27.41        32.54        287.37
                                                        2008     32.54        14.78        300.11
                                                        2009     14.78        23.32     11,587.99
                                                        2010     23.32        27.91     29,311.12

American Funds Growth Investment Division (Class 2).... 2004     97.44       107.17         37.63
                                                        2005    107.17       121.76        640.42
                                                        2006    121.76       131.22        702.00
                                                        2007    131.22       144.13        572.15
                                                        2008    144.13        78.95        554.82
                                                        2009     78.95       107.61         23.60
                                                        2010    107.61       124.88        202.32

American Funds Growth-Income Investment Division
  (Class 2)............................................ 2004     75.83        81.83         65.02
                                                        2005     81.83        84.68         64.95
                                                        2006     84.68        95.39        284.87
                                                        2007     95.39        97.96        505.03
                                                        2008     97.96        59.52        482.45
                                                        2009     59.52        76.38      2,361.48
                                                        2010     76.38        83.21      8,412.90

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.98     14,029.64
                                                           2009      6.98         8.84     31,732.05
                                                           2010      8.84         9.71     26,819.10

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     13.79        14.40      1,759.15
                                                           2007     14.40        14.55      4,011.12
                                                           2008     14.55        12.90        913.11
                                                           2009     12.90        14.21        486.51
                                                           2010     14.21        14.80        519.26

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.50        13.15        438.91
                                                           2002     13.15        10.41        996.94
                                                           2003     10.41        15.64     16,775.79
                                                           2004     15.64        18.50     30,426.34
                                                           2005     18.50        22.68     34,820.47
                                                           2006     22.68        27.53     34,101.06
                                                           2007     27.53        32.70     29,940.68
                                                           2008     32.70        14.86     25,691.36
                                                           2009     14.86        23.46     21,891.63
                                                           2010     23.46        28.09      6,617.37

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.33     19,717.64
                                                           2009      6.33         8.31     37,579.19
                                                           2010      8.31         9.24     60,944.28

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    110.11        99.46        314.16
                                                           2002     99.46        73.50        444.84
                                                           2003     73.50        98.36      6,389.17
                                                           2004     98.36       108.24     14,117.57
                                                           2005    108.24       123.04     16,703.64
                                                           2006    123.04       132.67     15,225.06
                                                           2007    132.67       145.79     12,825.58
                                                           2008    145.79        79.90     11,603.20
                                                           2009     79.90       108.96     10,154.15
                                                           2010    108.96       126.51      4,858.70

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     77.25        73.98          0.00
                                                           2002     73.98        59.09        654.55
                                                           2003     59.09        76.55      9,674.26
                                                           2004     76.55        82.65     19,070.43
                                                           2005     82.65        85.57     19,559.27
                                                           2006     85.57        96.44     17,826.15
                                                           2007     96.44        99.09     16,481.01
                                                           2008     99.09        60.24     12,475.20
                                                           2009     60.24        77.34     10,442.52
                                                           2010     77.34        84.30      6,397.61

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.65       1,527.43
                                                           2009      7.65         9.24      46,234.17
                                                           2010      9.24         9.95     158,240.03

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     10.86        12.35       5,512.51
                                                           2005     12.35        14.23      21,842.17
                                                           2006     14.23        16.20      75,832.81
                                                           2007     16.20        17.47      72,104.37
                                                           2008     17.47         9.54      41,479.19
                                                           2009      9.54        11.39      36,151.29
                                                           2010     11.39        11.93      34,070.70

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     11.97        12.27     109,181.83
                                                           2005     12.27        12.24     352,065.05
                                                           2006     12.24        12.45     427,787.91
                                                           2007     12.45        13.01     502,174.89
                                                           2008     13.01        13.47     351,947.89
                                                           2009     13.47        13.85     322,475.56
                                                           2010     13.85        14.34     311,993.21

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     30.24        33.39       1,392.47
                                                           2005     33.39        36.12       5,283.30
                                                           2006     36.12        37.68       6,102.10
                                                           2007     37.68        44.38      11,820.15
                                                           2008     44.38        23.55       8,846.97
                                                           2009     23.55        34.39       9,258.88
                                                           2010     34.39        38.74       8,645.58

BlackRock Bond Income Investment Division (Class B)....... 2004     37.84        39.04       7,792.97
                                                           2005     39.04        39.07      30,493.05
                                                           2006     39.07        39.86      38,480.29
                                                           2007     39.86        41.40      37,796.82
                                                           2008     41.40        39.07      32,343.22
                                                           2009     39.07        41.80      24,565.28
                                                           2010     41.80        44.25      21,673.94

BlackRock Diversified Investment Division (Class B)....... 2004     31.46        33.80       8,678.74
                                                           2005     33.80        34.05      17,006.57
                                                           2006     34.05        36.78      20,188.90
                                                           2007     36.78        38.05      22,985.61
                                                           2008     38.05        27.97      23,938.10
                                                           2009     27.97        32.06      21,472.81
                                                           2010     32.06        34.34      22,073.82

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $66.88       $67.16       3,245.20
                                                               2008     67.16        41.24       2,922.85
                                                               2009     41.24        48.16       2,034.11
                                                               2010     48.16        53.06       2,771.42

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     51.95        57.08         754.26
                                                               2005     57.08        57.78       1,948.68
                                                               2006     57.78        64.45       1,677.84
                                                               2007     64.45        67.44           0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.55        11.59      12,305.61
                                                               2005     11.59        11.98      34,390.13
                                                               2006     11.98        13.99     116,748.29
                                                               2007     13.99        14.13     127,218.25
                                                               2008     14.13         8.98      94,871.52
                                                               2009      8.98         9.77      88,639.15
                                                               2010      9.77        10.43      74,539.88

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     21.80        23.78       5,189.12
                                                               2005     23.78        24.88       9,718.86
                                                               2006     24.88        25.32       9,715.62
                                                               2007     25.32        29.38      33,049.85
                                                               2008     29.38        18.22      54,030.08
                                                               2009     18.22        24.36      57,709.63
                                                               2010     24.36        28.52      38,191.19

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     16.04        16.16       4,346.30
                                                               2007     16.16        16.42       5,380.96
                                                               2008     16.42         8.85       5,091.40
                                                               2009      8.85         9.20           0.00

BlackRock Money Market Investment Division (Class B).......... 2004     19.20        19.05           0.00
                                                               2005     19.05        19.16           0.00
                                                               2006     19.16        19.62           0.00
                                                               2007     19.62        20.15           0.00
                                                               2008     20.15        20.25       1,661.58
                                                               2009     20.25        19.89           0.00
                                                               2010     19.89        19.49           1.04

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.78      36,292.62
                                                               2005     12.78        14.19     119,237.10
                                                               2006     14.19        19.14     247,308.97
                                                               2007     19.14        15.94     135,261.17
                                                               2008     15.94         9.11     138,007.74
                                                               2009      9.11        12.02     110,924.02
                                                               2010     12.02        13.67      95,985.35

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 26.85      $ 28.78       5,625.69
                                                       2005     28.78        31.01      36,415.93
                                                       2006     31.01        34.74      50,184.70
                                                       2007     34.74        35.51      46,774.57
                                                       2008     35.51        21.04      44,008.56
                                                       2009     21.04        27.13      38,740.09
                                                       2010     27.13        29.70      36,558.17

FI Value Leaders Investment Division (Class B)........ 2004     21.42        24.05           0.00
                                                       2005     24.05        26.03      15,277.09
                                                       2006     26.03        28.47      15,355.84
                                                       2007     28.47        28.99      11,503.27
                                                       2008     28.99        17.29      10,096.11
                                                       2009     17.29        20.58      10,007.05
                                                       2010     20.58        23.05       9,942.37

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.83        13.67       8,502.62
                                                       2005     13.67        15.31      49,213.15
                                                       2006     15.31        19.32     129,629.72
                                                       2007     19.32        18.72     132,824.18
                                                       2008     18.72        10.84      84,566.73
                                                       2009     10.84        16.47     114,411.52
                                                       2010     16.47        18.78      80,454.88

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.17        11.92       2,841.34
                                                       2005     11.92        12.64      32,396.74
                                                       2006     12.64        14.14      44,344.76
                                                       2007     14.14        15.39      50,034.94
                                                       2008     15.39         9.24      48,195.68
                                                       2009      9.24        12.11      48,315.60
                                                       2010     12.11        14.97      49,446.68

Janus Forty Investment Division (Class B)/(h)/........ 2007    123.86       151.28       3,525.90
                                                       2008    151.28        85.96      11,944.70
                                                       2009     85.96       120.30      15,722.51
                                                       2010    120.30       128.94      10,623.30

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.93         4.71      22,374.77
                                                       2006      4.71         4.73      40,782.90
                                                       2007      4.73         5.16      48,908.77
                                                       2008      5.16         3.20      74,908.97
                                                       2009      3.20         4.38      58,932.53
                                                       2010      4.38         4.78      48,662.14

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.11         4.27           0.00
                                                       2005      4.27         3.89       5,910.02

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.35       $13.28      1,554.45
                                                            2005     13.28        14.06      5,043.25
                                                            2006     14.06        15.80     13,929.55
                                                            2007     15.80        15.06     24,592.05
                                                            2008     15.06         9.10     22,649.02
                                                            2009      9.10        12.19     18,352.44
                                                            2010     12.19        14.68     14,904.55

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.46         6.99      2,082.05
                                                            2005      6.99         7.78      4,809.33
                                                            2006      7.78         7.49     12,750.56
                                                            2007      7.49         7.51      7,661.24
                                                            2008      7.51         4.48      8,381.54
                                                            2009      4.48         5.84      9,833.41
                                                            2010      5.84         7.08      9,162.94

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      8.93         9.54      7,274.31
                                                            2007      9.54         8.79      6,547.82
                                                            2008      8.79         3.90      6,269.41
                                                            2009      3.90         5.28      5,798.12
                                                            2010      5.28         5.55      5,498.70

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.44         8.21      4,465.59
                                                            2005      8.21         8.60      6,506.72
                                                            2006      8.60         8.97      6,470.32

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     21.94        24.75      3,975.53
                                                            2005     24.75        25.87      9,845.11
                                                            2006     25.87        29.50     25,306.15
                                                            2007     29.50        32.26     25,262.83
                                                            2008     32.26        20.21     18,461.24
                                                            2009     20.21        25.72     16,892.37
                                                            2010     25.72        32.06     14,390.23

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.64         9.52      9,214.36
                                                            2005      9.52         9.74     12,457.12
                                                            2006      9.74        10.47     25,775.67
                                                            2007     10.47        10.70     30,620.85
                                                            2008     10.70         6.15     28,538.04
                                                            2009      6.15         7.81     17,327.74
                                                            2010      7.81        10.05     16,487.90

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.14       $16.06      14,480.98
                                                         2005     16.06        15.97      40,166.81
                                                         2006     15.97        17.08      57,628.37
                                                         2007     17.08        17.83      55,855.10
                                                         2008     17.83        14.21      45,769.48
                                                         2009     14.21        19.05      40,278.03
                                                         2010     19.05        21.08      51,560.57

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     28.04        30.29       9,739.96
                                                         2005     30.29        32.56      30,910.94
                                                         2006     32.56        35.79      37,088.49
                                                         2007     35.79        32.58      32,971.77
                                                         2008     32.58        17.19      29,369.66
                                                         2009     17.19        23.78      24,741.32
                                                         2010     23.78        26.73      22,077.19

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.95         559.71
                                                         2009      7.95         9.95       3,056.41
                                                         2010      9.95        10.90       3,897.08

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.57         328.37
                                                         2009      6.57         8.03       4,101.54
                                                         2010      8.03         8.74       4,507.16

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         7.00           0.00
                                                         2009      7.00         8.81      10,596.01
                                                         2010      8.81         9.50       8,790.56

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.53         528.71
                                                         2009      6.53         8.49       7,378.12
                                                         2010      8.49         8.96       1,921.33

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.36        12.67      25,139.84
                                                         2005     12.67        13.91      66,915.42
                                                         2006     13.91        14.97      84,983.73
                                                         2007     14.97        15.76     102,820.52
                                                         2008     15.76         9.82     105,502.20
                                                         2009      9.82        13.16      87,055.42
                                                         2010     13.16        16.25      89,247.28

MetLife Stock Index Investment Division (Class B)....... 2004     30.96        33.40      48,821.94
                                                         2005     33.40        34.16     158,429.74
                                                         2006     34.16        38.55     189,563.24
                                                         2007     38.55        39.64     222,180.98
                                                         2008     39.64        24.36     230,378.45
                                                         2009     24.36        30.05     189,460.41
                                                         2010     30.05        33.71     170,861.66

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.54       $10.91       5,125.90
                                                          2005     10.91        12.44      34,818.55
                                                          2006     12.44        15.43     100,571.37
                                                          2007     15.43        17.12     130,882.39
                                                          2008     17.12         9.67     123,796.66
                                                          2009      9.67        12.46      73,850.73
                                                          2010     12.46        13.60      60,180.29

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     32.91        35.63       7,136.84
                                                          2005     35.63        35.91      15,395.59
                                                          2006     35.91        39.38      23,460.92
                                                          2007     39.38        40.16      18,778.62
                                                          2008     40.16        30.55      17,414.76
                                                          2009     30.55        35.41      13,646.39
                                                          2010     35.41        38.09      13,104.32

MFS(R) Value Investment Division (Class B)............... 2004     11.70        12.58      33,650.64
                                                          2005     12.58        12.12      52,694.28
                                                          2006     12.12        13.99      57,628.19
                                                          2007     13.99        13.15      58,647.41
                                                          2008     13.15         8.54      43,104.91
                                                          2009      8.54        10.09      44,248.19
                                                          2010     10.09        10.99      44,232.39

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.22        10.68      42,088.86
                                                          2005     10.68        11.82     115,824.71
                                                          2006     11.82        14.53     162,768.82
                                                          2007     14.53        15.73     196,764.63
                                                          2008     15.73         8.90     175,260.60
                                                          2009      8.90        11.19     113,379.18
                                                          2010     11.19        11.83     120,965.57

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     11.81        13.66      37,431.27

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     13.98        15.67       7,685.86
                                                          2005     15.67        16.38      28,226.20
                                                          2006     16.38        17.90      48,169.29
                                                          2007     17.90        18.96      66,933.00
                                                          2008     18.96         8.28      38,766.73
                                                          2009      8.28        10.83      33,038.61
                                                          2010     10.83        11.69           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.71       $17.60      22,485.39
                                                           2005     17.60        17.92      39,961.36
                                                           2006     17.92        20.44      53,557.14
                                                           2007     20.44        19.29      49,847.86
                                                           2008     19.29        11.61      35,599.46
                                                           2009     11.61        12.83      28,117.66
                                                           2010     12.83        15.25      27,113.12

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     17.91        20.80      18,280.94
                                                           2005     20.80        22.81      69,809.03
                                                           2006     22.81        24.85      69,581.39
                                                           2007     24.85        25.12      88,731.70
                                                           2008     25.12        12.92      63,605.26
                                                           2009     12.92        18.71      55,220.28
                                                           2010     18.71        23.10      54,852.74

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.73         8.36       2,919.63
                                                           2006      8.36         8.81      12,230.30
                                                           2007      8.81         9.86      73,603.77
                                                           2008      9.86         5.22      77,482.94
                                                           2009      5.22         7.35      74,802.53
                                                           2010      7.35         7.88      26,623.92

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.17        13.98       2,963.55
                                                           2005     13.98        15.88      19,528.45
                                                           2006     15.88        18.10      29,244.05
                                                           2007     18.10        18.85      43,874.41
                                                           2008     18.85        10.97      32,247.64
                                                           2009     10.97        15.03      35,006.22
                                                           2010     15.03        17.07      36,283.31

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.78        10.84       5,469.12
                                                           2007     10.84        11.76       5,311.56
                                                           2008     11.76        10.73      57,322.14
                                                           2009     10.73        12.41      69,311.59
                                                           2010     12.41        13.10      66,501.36

PIMCO Total Return Investment Division (Class B).......... 2004     11.42        11.79      45,456.03
                                                           2005     11.79        11.81     135,902.74
                                                           2006     11.81        12.09     163,532.19
                                                           2007     12.09        12.74     161,242.07
                                                           2008     12.74        12.53     147,962.62
                                                           2009     12.53        14.49     150,182.39
                                                           2010     14.49        15.36     207,668.11

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.08       $ 4.23      11,832.40
                                                     2005      4.23         4.60      45,030.73
                                                     2006      4.60         4.75      49,216.48
                                                     2007      4.75         6.12     156,069.56
                                                     2008      6.12         3.33     187,829.69
                                                     2009      3.33         5.18     274,215.52
                                                     2010      5.18         6.49     177,222.62

Russell 2000(R) Index Investment Division (Class B). 2004     12.99        14.81      15,022.63
                                                     2005     14.81        15.14      45,530.68
                                                     2006     15.14        17.44      85,433.02
                                                     2007     17.44        16.79      73,253.04
                                                     2008     16.79        10.91      89,176.91
                                                     2009     10.91        13.43      75,709.38
                                                     2010     13.43        16.66      53,609.77

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.66        11.32       1,116.62
                                                     2007     11.32        11.71       9,251.51
                                                     2008     11.71         7.69       2,497.92
                                                     2009      7.69         9.73      11,764.84
                                                     2010      9.73        10.88      15,005.95

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.47        11.07         368.82
                                                     2007     11.07        11.43       1,204.83
                                                     2008     11.43         8.39       1,549.97
                                                     2009      8.39        10.26      59,199.97
                                                     2010     10.26        11.29     356,694.86

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.77        11.62      13,151.70
                                                     2005     11.62        12.11      59,451.27
                                                     2006     12.11        13.39      93,429.50
                                                     2007     13.39        14.32     215,593.48
                                                     2008     14.32         8.13     140,747.99
                                                     2009      8.13        11.40     120,001.19
                                                     2010     11.40        13.04     113,534.95

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.14         6.93      11,805.24
                                                     2005      6.93         7.79      57,596.89
                                                     2006      7.79         8.10      75,112.72
                                                     2007      8.10         9.34     248,347.21
                                                     2008      9.34         5.51     170,002.88
                                                     2009      5.51         7.85     169,838.19
                                                     2010      7.85         9.82     168,221.24

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class B)............................................ 2004    $11.81       $12.54       3,787.84
                                                        2005     12.54        13.60       8,539.46
                                                        2006     13.60        13.81      15,342.43
                                                        2007     13.81        14.82      42,107.58
                                                        2008     14.82         9.24      28,887.50
                                                        2009      9.24        12.56      40,836.65
                                                        2010     12.56        16.57      27,747.20

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004     17.53        18.51       9,507.96
                                                        2005     18.51        18.60      40,716.61
                                                        2006     18.60        19.10      53,069.44
                                                        2007     19.10        19.41      49,253.62
                                                        2008     19.41        16.12      36,526.06
                                                        2009     16.12        20.83      32,152.18
                                                        2010     20.83        22.95      31,730.95

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.49        14.77      22,509.91
                                                        2005     14.77        14.68      65,572.52
                                                        2006     14.68        14.94      74,818.85
                                                        2007     14.94        15.23      76,127.14
                                                        2008     15.23        14.84      63,395.69
                                                        2009     14.84        15.13      60,525.75
                                                        2010     15.13        15.64      56,306.02

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.10       2,419.58
                                                        2006     11.10        12.58       2,482.72
                                                        2007     12.58        12.72      32,004.58
                                                        2008     12.72         7.42      17,861.44
                                                        2009      7.42         9.56      25,956.52
                                                        2010      9.56        10.84      12,631.06

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.25      10,277.76
                                                        2006     10.25        10.73       2,064.38
                                                        2007     10.73        11.10      66,392.49
                                                        2008     11.10         9.31     115,194.20
                                                        2009      9.31        10.99     109,190.30
                                                        2010     10.99        11.85      85,900.77

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.47      25,198.90
                                                        2006     10.47        11.22     161,099.95
                                                        2007     11.22        11.52     171,220.90
                                                        2008     11.52         8.85     149,368.41
                                                        2009      8.85        10.72     132,629.55
                                                        2010     10.72        11.72     180,165.21

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005   $  9.99      $ 10.70      44,284.85
                                                        2006     10.70        11.72     338,111.07
                                                        2007     11.72        11.98     642,114.86
                                                        2008     11.98         8.38     641,171.78
                                                        2009      8.38        10.38     552,743.99
                                                        2010     10.38        11.51     712,728.40

MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.92      82,413.41
                                                        2006     10.92        12.22     323,055.48
                                                        2007     12.22        12.43     819,427.57
                                                        2008     12.43         7.90     855,327.88
                                                        2009      7.90         9.99     840,468.96
                                                        2010      9.99        11.23     725,980.03

At 2.30 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.67        14.26      36,187.80
                                                        2007     14.26        14.40     121,766.70
                                                        2008     14.40        12.75      61,754.00
                                                        2009     12.75        14.04      54,302.27
                                                        2010     14.04        14.60      52,010.18

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.55        18.37      11,675.66
                                                        2005     18.37        22.51      67,533.92
                                                        2006     22.51        27.29     140,248.70
                                                        2007     27.29        32.39     222,178.57
                                                        2008     32.39        14.71     127,281.43
                                                        2009     14.71        23.18     137,244.23
                                                        2010     23.18        27.74     119,958.89

American Funds Growth Investment Division (Class 2).... 2004     96.47       106.05       8,870.53
                                                        2005    106.05       120.43      26,258.30
                                                        2006    120.43       129.73      42,023.84
                                                        2007    129.73       142.42      51,522.91
                                                        2008    142.42        77.97      39,102.27
                                                        2009     77.97       106.23      37,166.26
                                                        2010    106.23       123.21      29,959.77

American Funds Growth-Income Investment Division
  (Class 2)............................................ 2004     75.08        80.98      12,705.18
                                                        2005     80.98        83.76      28,987.83
                                                        2006     83.76        94.30      43,032.23
                                                        2007     94.30        96.80      44,628.03
                                                        2008     96.80        58.78      39,682.91
                                                        2009     58.78        75.40      36,089.45
                                                        2010     75.40        82.10      36,287.44

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.97      47,614.07
                                                           2009      6.97         8.83      39,922.51
                                                           2010      8.83         9.70      62,515.56

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     13.73        14.33           0.00
                                                           2007     14.33        14.47           0.00
                                                           2008     14.47        12.83           0.00
                                                           2009     12.83        14.12           0.00
                                                           2010     14.12        14.70           0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.48        13.13           0.00
                                                           2002     13.13        10.39           0.00
                                                           2003     10.39        15.60           0.00
                                                           2004     15.60        18.44       3,983.48
                                                           2005     18.44        22.60       1,531.76
                                                           2006     22.60        27.41         580.64
                                                           2007     27.41        32.54       2,094.91
                                                           2008     32.54        14.78         449.44
                                                           2009     14.78        23.32         371.54
                                                           2010     23.32        27.91         331.55

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.32     264,309.74
                                                           2009      6.32         8.30     560,074.35
                                                           2010      8.30         9.23     390,952.72

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    109.20        98.62           0.00
                                                           2002     98.62        72.84           0.00
                                                           2003     72.84        97.44           0.00
                                                           2004     97.44       107.17         716.00
                                                           2005    107.17       121.76         366.58
                                                           2006    121.76       131.22         383.54
                                                           2007    131.22       144.13         181.86
                                                           2008    144.13        78.95          53.98
                                                           2009     78.95       107.61          52.06
                                                           2010    107.61       124.88          51.32

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     76.61        73.35           0.00
                                                           2002     73.35        58.56           0.00
                                                           2003     58.56        75.83           0.00
                                                           2004     75.83        81.83       2,731.57
                                                           2005     81.83        84.68       2,592.29
                                                           2006     84.68        95.39       2,650.19
                                                           2007     95.39        97.96       2,551.11
                                                           2008     97.96        59.52       2,823.48
                                                           2009     59.52        76.38       2,818.47
                                                           2010     76.38        83.21       2,798.11

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.64      7,374.84
                                                           2009      7.64         9.24     17,147.38
                                                           2010      9.24         9.94     65,652.07

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     10.79        12.26        139.27
                                                           2005     12.26        14.12        138.95
                                                           2006     14.12        16.08        135.73
                                                           2007     16.08        17.32        126.94
                                                           2008     17.32         9.46          0.00
                                                           2009      9.46        11.29          0.00
                                                           2010     11.29        11.81          0.54

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     11.94        12.23          0.00
                                                           2005     12.23        12.20     17,152.87
                                                           2006     12.20        12.40     18,820.15
                                                           2007     12.40        12.95     18,095.98
                                                           2008     12.95        13.40      7,005.81
                                                           2009     13.40        13.77      5,987.41
                                                           2010     13.77        14.25      6,059.46

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     30.00        33.11          0.00
                                                           2005     33.11        35.80        906.63
                                                           2006     35.80        37.33      1,717.70
                                                           2007     37.33        43.95      2,152.46
                                                           2008     43.95        23.30        524.83
                                                           2009     23.30        34.02          0.00
                                                           2010     34.02        38.31          0.41

BlackRock Bond Income Investment Division (Class B)....... 2004     37.45        38.62          0.00
                                                           2005     38.62        38.64      1,707.29
                                                           2006     38.64        39.40      3,968.47
                                                           2007     39.40        40.90      5,770.34
                                                           2008     40.90        38.58      2,016.02
                                                           2009     38.58        41.25        439.47
                                                           2010     41.25        43.65        433.45

BlackRock Diversified Investment Division (Class B)....... 2004     31.18        33.49         37.90
                                                           2005     33.49        33.72        115.93
                                                           2006     33.72        36.40          0.00
                                                           2007     36.40        37.64          0.00
                                                           2008     37.64        27.66          0.00
                                                           2009     27.66        31.69          0.00
                                                           2010     31.69        33.92          0.00

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $66.08       $66.34          0.00
                                                               2008     66.34        40.72          0.00
                                                               2009     40.72        47.53          0.00
                                                               2010     47.53        52.34          0.00

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     51.41        56.47      1,206.19
                                                               2005     56.47        57.13      1,641.74
                                                               2006     57.13        63.69      2,575.06
                                                               2007     63.69        66.64          0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.54        11.57         73.77
                                                               2005     11.57        11.96     10,342.95
                                                               2006     11.96        13.95     16,937.92
                                                               2007     13.95        14.09     21,653.73
                                                               2008     14.09         8.95      6,253.12
                                                               2009      8.95         9.73          0.00
                                                               2010      9.73        10.38          0.92

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     21.70        23.66          0.00
                                                               2005     23.66        24.74          0.00
                                                               2006     24.74        25.17          0.00
                                                               2007     25.17        29.18        558.79
                                                               2008     29.18        18.09        447.79
                                                               2009     18.09        24.18        447.80
                                                               2010     24.18        28.29        450.70

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     15.97        16.08          0.00
                                                               2007     16.08        16.33          0.00
                                                               2008     16.33         8.80          0.00
                                                               2009      8.80         9.14          0.00

BlackRock Money Market Investment Division (Class B).......... 2004     19.00        18.85          0.00
                                                               2005     18.85        18.94          0.00
                                                               2006     18.94        19.39          0.00
                                                               2007     19.39        19.90          0.00
                                                               2008     19.90        20.00          0.00
                                                               2009     20.00        19.63          0.00
                                                               2010     19.63        19.22          0.00

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.77      3,857.04
                                                               2005     12.77        14.17      4,683.16
                                                               2006     14.17        19.09     12,290.30
                                                               2007     19.09        15.88      5,299.69
                                                               2008     15.88         9.07      4,943.29
                                                               2009      9.07        11.97      3,594.93
                                                               2010     11.97        13.61      3,241.36

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 26.73      $ 28.63         29.67
                                                       2005     28.63        30.84         89.81
                                                       2006     30.84        34.53      1,027.06
                                                       2007     34.53        35.28      1,028.45
                                                       2008     35.28        20.89      1,465.55
                                                       2009     20.89        26.93      1,312.65
                                                       2010     26.93        29.46        466.02

FI Value Leaders Investment Division (Class B)........ 2004     21.30        23.91         35.71
                                                       2005     23.91        25.86        107.77
                                                       2006     25.86        28.28          0.00
                                                       2007     28.28        28.78          0.00
                                                       2008     28.78        17.16          0.00
                                                       2009     17.16        20.41          0.00
                                                       2010     20.41        22.84          0.00

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.82        13.65        713.03
                                                       2005     13.65        15.27      1,221.19
                                                       2006     15.27        19.27      1,221.28
                                                       2007     19.27        18.66         71.72
                                                       2008     18.66        10.80         43.46
                                                       2009     10.80        16.40         42.91
                                                       2010     16.40        18.70         27.69

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.16        11.90          0.00
                                                       2005     11.90        12.62          0.00
                                                       2006     12.62        14.11          0.00
                                                       2007     14.11        15.34          0.00
                                                       2008     15.34         9.20          0.00
                                                       2009      9.20        12.06          0.00
                                                       2010     12.06        14.90          0.00

Janus Forty Investment Division (Class B)/(h)/........ 2007    122.31       149.34        136.53
                                                       2008    149.34        84.81        488.38
                                                       2009     84.81       118.64        624.85
                                                       2010    118.64       127.10        538.98

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.92         4.69          0.00
                                                       2006      4.69         4.71          0.00
                                                       2007      4.71         5.14      2,202.07
                                                       2008      5.14         3.19          0.00
                                                       2009      3.19         4.36          0.00
                                                       2010      4.36         4.76          7.02

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.10         4.26          0.00
                                                       2005      4.26         3.88          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.33       $13.26         0.00
                                                            2005     13.26        14.03         0.00
                                                            2006     14.03        15.76         0.00
                                                            2007     15.76        15.01         0.00
                                                            2008     15.01         9.07         0.00
                                                            2009      9.07        12.14         0.00
                                                            2010     12.14        14.61         0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.45         6.98         0.00
                                                            2005      6.98         7.77       314.00
                                                            2006      7.77         7.47         0.00
                                                            2007      7.47         7.48         0.00
                                                            2008      7.48         4.46         0.00
                                                            2009      4.46         5.81         0.00
                                                            2010      5.81         7.05         0.00

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      8.90         9.50         0.00
                                                            2007      9.50         8.75         0.00
                                                            2008      8.75         3.89         0.00
                                                            2009      3.89         5.25         0.00
                                                            2010      5.25         5.52         0.00

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.42         8.19         0.00
                                                            2005      8.19         8.57         0.00
                                                            2006      8.57         8.94         0.00

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     21.83        24.62         0.00
                                                            2005     24.62        25.72         0.00
                                                            2006     25.72        29.32         0.00
                                                            2007     29.32        32.04       357.19
                                                            2008     32.04        20.06         0.00
                                                            2009     20.06        25.52         0.00
                                                            2010     25.52        31.79         1.04

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.62         9.50         0.00
                                                            2005      9.50         9.71         0.00
                                                            2006      9.71        10.44         0.00
                                                            2007     10.44        10.66         0.00
                                                            2008     10.66         6.12         0.00
                                                            2009      6.12         7.78         0.00
                                                            2010      7.78        10.01         0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.08       $15.99        194.15
                                                         2005     15.99        15.89      1,569.35
                                                         2006     15.89        16.99      1,824.97
                                                         2007     16.99        17.72      1,760.56
                                                         2008     17.72        14.12      1,333.71
                                                         2009     14.12        18.92        968.24
                                                         2010     18.92        20.93        913.94

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     27.88        30.12         19.81
                                                         2005     30.12        32.36        614.35
                                                         2006     32.36        35.54          0.00
                                                         2007     35.54        32.34          0.00
                                                         2008     32.34        17.05          0.00
                                                         2009     17.05        23.58          0.00
                                                         2010     23.58        26.50          0.00

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.94          0.00
                                                         2009      7.94         9.94          0.00
                                                         2010      9.94        10.89          0.00

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.56          0.00
                                                         2009      6.56         8.03          0.00
                                                         2010      8.03         8.73          0.00

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         6.99          0.00
                                                         2009      6.99         8.81          0.00
                                                         2010      8.81         9.49          0.00

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.53          0.00
                                                         2009      6.53         8.49          0.00
                                                         2010      8.49         8.95          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.34        12.64          0.00
                                                         2005     12.64        13.87      3,578.62
                                                         2006     13.87        14.92      3,793.38
                                                         2007     14.92        15.70      3,549.77
                                                         2008     15.70         9.78      1,646.82
                                                         2009      9.78        13.10      1,124.85
                                                         2010     13.10        16.16      1,010.38

MetLife Stock Index Investment Division (Class B)....... 2004     30.74        33.15      2,033.50
                                                         2005     33.15        33.89     17,800.73
                                                         2006     33.89        38.23     19,841.03
                                                         2007     38.23        39.29     16,756.46
                                                         2008     39.29        24.13      9,656.16
                                                         2009     24.13        29.76      7,687.22
                                                         2010     29.76        33.37      6,073.78

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.52       $10.89          0.00
                                                          2005     10.89        12.41          0.00
                                                          2006     12.41        15.38      1,083.08
                                                          2007     15.38        17.06        662.47
                                                          2008     17.06         9.63        740.42
                                                          2009      9.63        12.41        740.44
                                                          2010     12.41        13.53        743.75

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     32.63        35.32         35.99
                                                          2005     35.32        35.57        109.42
                                                          2006     35.57        38.99          0.00
                                                          2007     38.99        39.75          0.00
                                                          2008     39.75        30.22          0.00
                                                          2009     30.22        35.01          0.00
                                                          2010     35.01        37.64          0.00

MFS(R) Value Investment Division (Class B)............... 2004     11.67        12.54         67.76
                                                          2005     12.54        12.08      1,589.42
                                                          2006     12.08        13.94          0.00
                                                          2007     13.94        13.09          0.00
                                                          2008     13.09         8.50          0.00
                                                          2009      8.50        10.04          0.00
                                                          2010     10.04        10.93          0.00

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.20        10.65          0.00
                                                          2005     10.65        11.78     12,256.93
                                                          2006     11.78        14.47     11,577.16
                                                          2007     14.47        15.66     10,251.52
                                                          2008     15.66         8.86      5,404.37
                                                          2009      8.86        11.13      3,775.22
                                                          2010     11.13        11.76      3,964.27

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     11.73        13.57          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     13.93        15.61          0.00
                                                          2005     15.61        16.31          0.00
                                                          2006     16.31        17.82          0.00
                                                          2007     17.82        18.86          0.00
                                                          2008     18.86         8.23          0.00
                                                          2009      8.23        10.76          0.00
                                                          2010     10.76        11.62          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.68       $17.56          0.00
                                                           2005     17.56        17.87      2,783.89
                                                           2006     17.87        20.38      6,882.97
                                                           2007     20.38        19.21      9,337.25
                                                           2008     19.21        11.56      2,431.13
                                                           2009     11.56        12.77          0.00
                                                           2010     12.77        15.17          4.22

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     17.86        20.73        644.70
                                                           2005     20.73        22.73      3,617.66
                                                           2006     22.73        24.75      7,218.03
                                                           2007     24.75        25.00      8,151.86
                                                           2008     25.00        12.86      5,546.49
                                                           2009     12.86        18.60      3,007.70
                                                           2010     18.60        22.96      1,561.34

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.71         8.33          0.00
                                                           2006      8.33         8.78          0.00
                                                           2007      8.78         9.83      1,159.87
                                                           2008      9.83         5.20          0.00
                                                           2009      5.20         7.32          0.00
                                                           2010      7.32         7.84          4.28

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.12        13.92          0.00
                                                           2005     13.92        15.81          0.00
                                                           2006     15.81        18.02      1,863.07
                                                           2007     18.02        18.74      2,569.65
                                                           2008     18.74        10.91      2,298.79
                                                           2009     10.91        14.93      1,505.41
                                                           2010     14.93        16.95      1,422.04

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.76        10.82          0.00
                                                           2007     10.82        11.73      7,416.23
                                                           2008     11.73        10.70     12,387.87
                                                           2009     10.70        12.37     17,732.66
                                                           2010     12.37        13.05     18,000.47

PIMCO Total Return Investment Division (Class B).......... 2004     11.40        11.76        256.18
                                                           2005     11.76        11.78      5,554.35
                                                           2006     11.78        12.05      4,132.44
                                                           2007     12.05        12.70     11,696.20
                                                           2008     12.70        12.48      6,012.42
                                                           2009     12.48        14.43      5,933.71
                                                           2010     14.43        15.28      5,862.31

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.07       $ 4.22          0.00
                                                     2005      4.22         4.59          0.00
                                                     2006      4.59         4.73          0.00
                                                     2007      4.73         6.10          0.00
                                                     2008      6.10         3.31          0.00
                                                     2009      3.31         5.16          0.00
                                                     2010      5.16         6.45          0.00

Russell 2000(R) Index Investment Division (Class B). 2004     12.96        14.77          0.00
                                                     2005     14.77        15.08      3,116.67
                                                     2006     15.08        17.37      3,428.33
                                                     2007     17.37        16.72      3,277.20
                                                     2008     16.72        10.85      1,471.65
                                                     2009     10.85        13.36      1,126.34
                                                     2010     13.36        16.56        997.02

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.66        11.31          0.00
                                                     2007     11.31        11.70          0.00
                                                     2008     11.70         7.68          0.00
                                                     2009      7.68         9.70          0.00
                                                     2010      9.70        10.85          0.00

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.47        11.06          0.00
                                                     2007     11.06        11.41          0.00
                                                     2008     11.41         8.37          0.00
                                                     2009      8.37        10.24          0.00
                                                     2010     10.24        11.26          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.74        11.59        433.80
                                                     2005     11.59        12.06        432.81
                                                     2006     12.06        13.34        422.78
                                                     2007     13.34        14.25      1,894.16
                                                     2008     14.25         8.09      2,481.73
                                                     2009      8.09        11.34      1,890.88
                                                     2010     11.34        12.96      1,656.13

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.13         6.92          0.00
                                                     2005      6.92         7.77          0.00
                                                     2006      7.77         8.08          0.00
                                                     2007      8.08         9.30      1,236.93
                                                     2008      9.30         5.49      2,797.70
                                                     2009      5.49         7.82      2,797.65
                                                     2010      7.82         9.78      2,807.04

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     11.77        12.49          0.00
                                                     2005     12.49        13.54          0.00
                                                     2006     13.54        13.74        708.83
                                                     2007     13.74        14.74        622.70
                                                     2008     14.74         9.19          0.00
                                                     2009      9.19        12.48          0.00
                                                     2010     12.48        16.45          2.44

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $17.45       $18.41         68.17
                                                        2005     18.41        18.50      2,314.70
                                                        2006     18.50        18.99      3,439.33
                                                        2007     18.99        19.28      3,399.31
                                                        2008     19.28        16.00      1,287.58
                                                        2009     16.00        20.67        449.12
                                                        2010     20.67        22.76        416.14

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.42        14.70      2,762.32
                                                        2005     14.70        14.59      3,891.01
                                                        2006     14.59        14.85      8,170.01
                                                        2007     14.85        15.13      9,341.34
                                                        2008     15.13        14.73      3,470.67
                                                        2009     14.73        15.02      3,470.64
                                                        2010     15.02        15.51      3,473.07

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.09      2,742.80
                                                        2006     11.09        12.57          0.00
                                                        2007     12.57        12.70          0.00
                                                        2008     12.70         7.41          0.00
                                                        2009      7.41         9.54          0.00
                                                        2010      9.54        10.81          0.00

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.25          0.00
                                                        2006     10.25        10.73          0.00
                                                        2007     10.73        11.09          0.00
                                                        2008     11.09         9.29          0.00
                                                        2009      9.29        10.97     21,274.88
                                                        2010     10.97        11.82     21,062.10

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.46          0.00
                                                        2006     10.46        11.21          0.00
                                                        2007     11.21        11.51          0.00
                                                        2008     11.51         8.83          0.00
                                                        2009      8.83        10.70          0.00
                                                        2010     10.70        11.68          0.00

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.69          0.00
                                                        2006     10.69        11.71          0.00
                                                        2007     11.71        11.97      5,702.56
                                                        2008     11.97         8.36      9,014.94
                                                        2009      8.36        10.36      6,405.84
                                                        2010     10.36        11.48     24,130.62

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.92           0.00
                                                        2006     10.92        12.21     122,649.10
                                                        2007     12.21        12.42     285,013.93
                                                        2008     12.42         7.89     219,933.07
                                                        2009      7.89         9.97      25,827.40
                                                        2010      9.97        11.20      53,265.28

At 2.35 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.60        14.19           0.00
                                                        2007     14.19        14.32           0.00
                                                        2008     14.32        12.68           0.00
                                                        2009     12.68        13.95           0.00
                                                        2010     13.95        14.50           0.00

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.51        18.31         462.94
                                                        2005     18.31        22.42       4,532.06
                                                        2006     22.42        27.18       8,615.18
                                                        2007     27.18        32.23       7,786.42
                                                        2008     32.23        14.63       5,308.11
                                                        2009     14.63        23.05       3,143.57
                                                        2010     23.05        27.56       2,048.82

American Funds Growth Investment Division (Class 2).... 2004     95.52       104.95           0.00
                                                        2005    104.95       119.12       1,325.80
                                                        2006    119.12       128.25       2,338.09
                                                        2007    128.25       140.72       2,813.31
                                                        2008    140.72        77.00       1,369.59
                                                        2009     77.00       104.86         719.70
                                                        2010    104.86       121.56         480.98

American Funds Growth-Income Investment Division
  (Class 2)............................................ 2004     74.33        80.14          87.74
                                                        2005     80.14        82.85         817.58
                                                        2006     82.85        93.23         976.49
                                                        2007     93.23        95.65         949.08
                                                        2008     95.65        58.06         944.98
                                                        2009     58.06        74.43         866.30
                                                        2010     74.43        81.01         539.47

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.97          0.00
                                                           2009      6.97         8.82        170.56
                                                           2010      8.82         9.69          3.43

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     13.67        14.26      1,871.50
                                                           2007     14.26        14.40      9,055.63
                                                           2008     14.40        12.75          0.00
                                                           2009     12.75        14.04          0.00
                                                           2010     14.04        14.60        107.27

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.46        13.10          0.00
                                                           2002     13.10        10.36        240.07
                                                           2003     10.36        15.55      2,826.25
                                                           2004     15.55        18.37      8,233.81
                                                           2005     18.37        22.51     10,408.87
                                                           2006     22.51        27.29     10,006.16
                                                           2007     27.29        32.39     11,559.57
                                                           2008     32.39        14.71      7,460.49
                                                           2009     14.71        23.18      4,904.52
                                                           2010     23.18        27.74      4,304.56

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.32      4,448.73
                                                           2009      6.32         8.30      3,446.38
                                                           2010      8.30         9.21      3,455.22

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    108.20        97.69          0.00
                                                           2002     97.69        72.12        296.99
                                                           2003     72.12        96.42      1,763.09
                                                           2004     96.42       106.00      6,382.60
                                                           2005    106.00       120.37      4,184.29
                                                           2006    120.37       129.66      4,691.87
                                                           2007    129.66       142.35      4,374.86
                                                           2008    142.35        77.93      2,860.94
                                                           2009     77.93       106.18      1,819.93
                                                           2010    106.18       123.15      1,618.60

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     75.91        72.66          0.00
                                                           2002     72.66        57.98          0.00
                                                           2003     57.98        75.04      1,645.67
                                                           2004     75.04        80.94      3,961.92
                                                           2005     80.94        83.72      5,156.55
                                                           2006     83.72        94.26      3,541.86
                                                           2007     94.26        96.75      4,096.76
                                                           2008     96.75        58.75      2,227.45
                                                           2009     58.75        75.36      1,969.58
                                                           2010     75.36        82.06        993.77

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.64          0.00
                                                           2009      7.64         9.23          0.00
                                                           2010      9.23         9.93          3.42

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     10.72        12.18      1,185.09
                                                           2005     12.18        14.02      6,521.01
                                                           2006     14.02        15.95      6,632.18
                                                           2007     15.95        17.18      7,330.52
                                                           2008     17.18         9.37      4,167.26
                                                           2009      9.37        11.18      2,362.00
                                                           2010     11.18        11.70      2,357.24

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     11.90        12.19      7,253.18
                                                           2005     12.19        12.16      8,368.75
                                                           2006     12.16        12.35      5,145.51
                                                           2007     12.35        12.89      5,902.09
                                                           2008     12.89        13.33      5,617.96
                                                           2009     13.33        13.70      6,438.43
                                                           2010     13.70        14.17      6,117.02

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     29.76        32.83          0.00
                                                           2005     32.83        35.49          0.00
                                                           2006     35.49        36.98          0.00
                                                           2007     36.98        43.52         76.67
                                                           2008     43.52        23.06        133.12
                                                           2009     23.06        33.65      1,316.38
                                                           2010     33.65        37.87      1,317.37

BlackRock Bond Income Investment Division (Class B)....... 2004     37.07        38.21      2,768.23
                                                           2005     38.21        38.21      1,917.22
                                                           2006     38.21        38.94      2,114.21
                                                           2007     38.94        40.41      2,311.88
                                                           2008     40.41        38.09      2,079.75
                                                           2009     38.09        40.71      2,004.55
                                                           2010     40.71        43.06      1,986.99

BlackRock Diversified Investment Division (Class B)....... 2004     30.90        33.18          0.00
                                                           2005     33.18        33.39          0.00
                                                           2006     33.39        36.03          0.00
                                                           2007     36.03        37.24        601.14
                                                           2008     37.24        27.35        596.84
                                                           2009     27.35        31.32        591.90
                                                           2010     31.32        33.51        590.17

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $65.30       $65.53        422.54
                                                               2008     65.53        40.20        394.51
                                                               2009     40.20        46.90         30.72
                                                               2010     46.90        51.62         31.68

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     50.88        55.87         31.72
                                                               2005     55.87        56.49         31.52
                                                               2006     56.49        31.33         62.95
                                                               2007     31.33        65.85          0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.53        11.56          0.00
                                                               2005     11.56        11.94          0.00
                                                               2006     11.94        13.92      4,445.25
                                                               2007     13.92        14.05      4,685.58
                                                               2008     14.05         8.92      4,444.82
                                                               2009      8.92         9.70      4,229.14
                                                               2010      9.70        10.34      4,232.58

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     21.59        23.54          0.00
                                                               2005     23.54        24.60          0.00
                                                               2006     24.60        25.01          0.00
                                                               2007     25.01        28.99        724.68
                                                               2008     28.99        17.96        782.39
                                                               2009     17.96        24.00        776.94
                                                               2010     24.00        28.06         84.22

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     15.89        16.00          0.00
                                                               2007     16.00        16.24          0.00
                                                               2008     16.24         8.74          0.00
                                                               2009      8.74         9.09          0.00

BlackRock Money Market Investment Division (Class B).......... 2004     18.81        18.65          0.00
                                                               2005     18.65        18.73          0.00
                                                               2006     18.73        19.17          0.00
                                                               2007     19.17        19.66          0.00
                                                               2008     19.66        19.74        592.07
                                                               2009     19.74        19.37        591.41
                                                               2010     19.37        18.96        593.92

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.76      6,313.11
                                                               2005     12.76        14.15     15,657.67
                                                               2006     14.15        19.06     14,390.26
                                                               2007     19.06        15.85     15,054.80
                                                               2008     15.85         9.05      9,491.92
                                                               2009      9.05        11.93      8,879.19
                                                               2010     11.93        13.56      8,805.01

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 26.60      $ 28.49        629.82
                                                       2005     28.49        30.67      3,898.38
                                                       2006     30.67        34.32      4,076.30
                                                       2007     34.32        35.04      3,126.24
                                                       2008     35.04        20.74      2,324.40
                                                       2009     20.74        26.72      2,815.91
                                                       2010     26.72        29.22      3,240.32

FI Value Leaders Investment Division (Class B)........ 2004     21.18        23.78        753.43
                                                       2005     23.78        25.70      2,653.54
                                                       2006     25.70        28.09      2,870.31
                                                       2007     28.09        28.57      1,557.81
                                                       2008     28.57        17.02      1,647.52
                                                       2009     17.02        20.24      1,726.46
                                                       2010     20.24        22.64      1,730.81

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.80        13.63      2,368.65
                                                       2005     13.63        15.24      2,653.09
                                                       2006     15.24        19.22      9,277.08
                                                       2007     19.22        18.60     10,095.38
                                                       2008     18.60        10.76      8,915.70
                                                       2009     10.76        16.33      9,147.99
                                                       2010     16.33        18.61      9,112.23

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.14        11.88      2,324.91
                                                       2005     11.88        12.59      1,686.31
                                                       2006     12.59        14.07      1,188.29
                                                       2007     14.07        15.29      1,154.10
                                                       2008     15.29         9.17      1,234.86
                                                       2009      9.17        12.01      1,220.13
                                                       2010     12.01        14.83      1,175.64

Janus Forty Investment Division (Class B)/(h)/........ 2007    120.78       147.43        234.65
                                                       2008    147.43        83.68      1,121.71
                                                       2009     83.68       117.00      1,852.07
                                                       2010    117.00       125.28      1,150.41

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.91         4.68      1,088.48
                                                       2006      4.68         4.70      1,293.36
                                                       2007      4.70         5.12      6,035.81
                                                       2008      5.12         3.18          0.00
                                                       2009      3.18         4.34      9,356.03
                                                       2010      4.34         4.73      9,369.80

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.10         4.25      1,445.15
                                                       2005      4.25         3.87      1,462.74

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.32       $13.24        288.66
                                                            2005     13.24        14.00        466.97
                                                            2006     14.00        15.72      3,759.00
                                                            2007     15.72        14.96        320.43
                                                            2008     14.96         9.03        355.46
                                                            2009      9.03        12.09        332.07
                                                            2010     12.09        14.54        303.03

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.44         6.97        897.70
                                                            2005      6.97         7.75        668.32
                                                            2006      7.75         7.45      1,660.30
                                                            2007      7.45         7.46        697.13
                                                            2008      7.46         4.45          0.00
                                                            2009      4.45         5.79          0.00
                                                            2010      5.79         7.01          4.50

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      8.87         9.46          0.00
                                                            2007      9.46         8.71          0.00
                                                            2008      8.71         3.87          0.00
                                                            2009      3.87         5.22          0.00
                                                            2010      5.22         5.49          0.00

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.40         8.16          0.00
                                                            2005      8.16         8.54      5,906.22
                                                            2006      8.54         8.91      5,906.22

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     21.72        24.49          0.00
                                                            2005     24.49        25.57         22.83
                                                            2006     25.57        29.13      4,380.90
                                                            2007     29.13        31.82      3,455.47
                                                            2008     31.82        19.91      2,353.46
                                                            2009     19.91        25.32        632.26
                                                            2010     25.32        31.53        624.86

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.61         9.49      2,009.35
                                                            2005      9.49         9.69      2,072.58
                                                            2006      9.69        10.41      4,732.51
                                                            2007     10.41        10.63      4,682.46
                                                            2008     10.63         6.10      3,410.58
                                                            2009      6.10         7.74      3,805.69
                                                            2010      7.74         9.96      3,518.46

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $15.02       $15.92        892.85
                                                         2005     15.92        15.82      1,493.79
                                                         2006     15.82        16.90      7,224.03
                                                         2007     16.90        17.62      9,642.63
                                                         2008     17.62        14.03      8,507.62
                                                         2009     14.03        18.79      6,525.51
                                                         2010     18.79        20.77     12,010.08

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     27.73        29.94      1,714.93
                                                         2005     29.94        32.15      6,004.94
                                                         2006     32.15        35.30      7,618.24
                                                         2007     35.30        32.10      5,771.27
                                                         2008     32.10        16.92      5,514.14
                                                         2009     16.92        23.38      5,504.89
                                                         2010     23.38        26.27      5,136.67

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.94          0.00
                                                         2009      7.94         9.94          0.00
                                                         2010      9.94        10.87          0.44

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.56          0.00
                                                         2009      6.56         8.02          0.00
                                                         2010      8.02         8.72        661.15

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         6.99          0.00
                                                         2009      6.99         8.80        198.66
                                                         2010      8.80         9.48          2.10

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.53          0.00
                                                         2009      6.53         8.48          0.00
                                                         2010      8.48         8.93          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.32        12.61      1,546.17
                                                         2005     12.61        13.83      1,808.87
                                                         2006     13.83        14.87      1,780.50
                                                         2007     14.87        15.64      1,864.19
                                                         2008     15.64         9.74      4,056.11
                                                         2009      9.74        13.04      3,153.36
                                                         2010     13.04        16.08      3,790.91

MetLife Stock Index Investment Division (Class B)....... 2004     30.52        32.91      3,799.27
                                                         2005     32.91        33.62      7,968.09
                                                         2006     33.62        37.91      5,152.94
                                                         2007     37.91        38.94      3,816.74
                                                         2008     38.94        23.91      3,839.97
                                                         2009     23.91        29.47      4,106.43
                                                         2010     29.47        33.02      3,233.81

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.51       $10.86      3,570.06
                                                          2005     10.86        12.38      3,564.79
                                                          2006     12.38        15.34     10,387.44
                                                          2007     15.34        17.01     14,044.91
                                                          2008     17.01         9.59      8,504.57
                                                          2009      9.59        12.35      8,700.89
                                                          2010     12.35        13.47      4,491.87

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     32.35        35.01        882.32
                                                          2005     35.01        35.24      3,087.82
                                                          2006     35.24        38.61      4,528.37
                                                          2007     38.61        39.34      5,773.91
                                                          2008     39.34        29.90      4,461.81
                                                          2009     29.90        34.62      4,451.71
                                                          2010     34.62        37.20      2,286.08

MFS(R) Value Investment Division (Class B)............... 2004     11.64        12.50      3,329.01
                                                          2005     12.50        12.03      3,250.72
                                                          2006     12.03        13.88      7,418.87
                                                          2007     13.88        13.03      7,428.35
                                                          2008     13.03         8.46      5,328.48
                                                          2009      8.46         9.98      5,757.66
                                                          2010      9.98        10.86      5,621.98

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.17        10.62      3,153.72
                                                          2005     10.62        11.73      5,763.70
                                                          2006     11.73        14.41      6,628.52
                                                          2007     14.41        15.59     10,001.53
                                                          2008     15.59         8.81      9,724.14
                                                          2009      8.81        11.07      9,961.94
                                                          2010     11.07        11.69      9,051.96

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     11.66        13.47      3,229.13

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     13.88        15.55      2,350.77
                                                          2005     15.55        16.24      5,857.29
                                                          2006     16.24        17.73      9,926.05
                                                          2007     17.73        18.76      6,203.77
                                                          2008     18.76         8.18      3,796.56
                                                          2009      8.18        10.69        110.80
                                                          2010     10.69        11.54          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.65       $17.52      4,359.43
                                                           2005     17.52        17.82     12,692.69
                                                           2006     17.82        20.31      7,473.56
                                                           2007     20.31        19.14      5,884.16
                                                           2008     19.14        11.51      3,872.47
                                                           2009     11.51        12.71      1,361.93
                                                           2010     12.71        15.09        752.03

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     17.81        20.67        756.21
                                                           2005     20.67        22.65      3,021.80
                                                           2006     22.65        24.65      6,181.13
                                                           2007     24.65        24.89      8,442.22
                                                           2008     24.89        12.79      6,512.16
                                                           2009     12.79        18.50      8,349.62
                                                           2010     18.50        22.82      9,169.37

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.70         8.31          0.00
                                                           2006      8.31         8.76          0.00
                                                           2007      8.76         9.80        247.88
                                                           2008      9.80         5.18        613.84
                                                           2009      5.18         7.29        611.27
                                                           2010      7.29         7.80        617.52

Oppenheimer Global Equity Investment Division (Class B)... 2004     12.08        13.87        423.49
                                                           2005     13.87        15.74        422.96
                                                           2006     15.74        17.93      3,112.03
                                                           2007     17.93        18.64      3,673.72
                                                           2008     18.64        10.84      4,441.44
                                                           2009     10.84        14.84      4,621.79
                                                           2010     14.84        16.84      5,002.18

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.75        10.80          0.00
                                                           2007     10.80        11.71      5,069.28
                                                           2008     11.71        10.67     22,376.85
                                                           2009     10.67        12.33      6,319.82
                                                           2010     12.33        13.00      5,958.15

PIMCO Total Return Investment Division (Class B).......... 2004     11.38        11.74      7,647.29
                                                           2005     11.74        11.75     11,741.69
                                                           2006     11.75        12.02     11,482.64
                                                           2007     12.02        12.65     10,848.00
                                                           2008     12.65        12.43      7,441.22
                                                           2009     12.43        14.36     36,761.24
                                                           2010     14.36        15.21     35,756.21

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.06       $ 4.21          0.00
                                                     2005      4.21         4.58          0.00
                                                     2006      4.58         4.72        410.94
                                                     2007      4.72         6.07        411.12
                                                     2008      6.07         3.30      1,692.98
                                                     2009      3.30         5.14      1,689.56
                                                     2010      5.14         6.42      2,379.91

Russell 2000(R) Index Investment Division (Class B). 2004     12.92        14.72        982.17
                                                     2005     14.72        15.03      1,835.32
                                                     2006     15.03        17.30      5,663.46
                                                     2007     17.30        16.64      5,932.50
                                                     2008     16.64        10.80      6,290.14
                                                     2009     10.80        13.28      6,808.57
                                                     2010     13.28        16.46      6,782.98

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.65        11.30        535.12
                                                     2007     11.30        11.68        701.26
                                                     2008     11.68         7.66        603.34
                                                     2009      7.66         9.68        633.89
                                                     2010      9.68        10.82        653.61

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.46        11.05          0.00
                                                     2007     11.05        11.40          0.00
                                                     2008     11.40         8.36          0.00
                                                     2009      8.36        10.22          0.00
                                                     2010     10.22        11.23      9,603.71

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.71        11.55      3,366.81
                                                     2005     11.55        12.02      3,614.98
                                                     2006     12.02        13.28      2,019.19
                                                     2007     13.28        14.19      2,956.12
                                                     2008     14.19         8.05      1,172.77
                                                     2009      8.05        11.27      1,548.19
                                                     2010     11.27        12.88      1,543.28

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.12         6.91      5,362.07
                                                     2005      6.91         7.75      5,262.26
                                                     2006      7.75         8.05      3,714.93
                                                     2007      8.05         9.27     21,759.71
                                                     2008      9.27         5.46     14,447.13
                                                     2009      5.46         7.78     19,265.38
                                                     2010      7.78         9.73     11,046.08

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     11.73        12.44      1,004.51
                                                     2005     12.44        13.48      9,411.02
                                                     2006     13.48        13.68     11,389.90
                                                     2007     13.68        14.66     15,229.88
                                                     2008     14.66         9.13     11,823.27
                                                     2009      9.13        12.40     10,745.82
                                                     2010     12.40        16.34      8,544.78

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $17.37       $18.32     17,504.30
                                                        2005     18.32        18.39     12,141.99
                                                        2006     18.39        18.87      4,495.73
                                                        2007     18.87        19.15      9,436.63
                                                        2008     19.15        15.89      6,559.08
                                                        2009     15.89        20.51      3,775.82
                                                        2010     20.51        22.58      8,229.08

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.35        14.62      2,319.32
                                                        2005     14.62        14.51      1,648.13
                                                        2006     14.51        14.76      1,399.34
                                                        2007     14.76        15.03      6,413.77
                                                        2008     15.03        14.63      3,913.44
                                                        2009     14.63        14.90      3,826.92
                                                        2010     14.90        15.39      9,962.75

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.09          0.00
                                                        2006     11.09        12.55          0.00
                                                        2007     12.55        12.69          0.00
                                                        2008     12.69         7.39          0.00
                                                        2009      7.39         9.51        815.66
                                                        2010      9.51        10.77          4.28

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.24          0.00
                                                        2006     10.24        10.72          0.00
                                                        2007     10.72        11.07     20,186.61
                                                        2008     11.07         9.28          0.00
                                                        2009      9.28        10.94      3,778.70
                                                        2010     10.94        11.79      3,780.49

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.46          0.00
                                                        2006     10.46        11.20     20,804.20
                                                        2007     11.20        11.49     19,354.68
                                                        2008     11.49         8.82     19,521.36
                                                        2009      8.82        10.67      1,874.49
                                                        2010     10.67        11.65      1,880.58

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.69     24,549.58
                                                        2006     10.69        11.70     26,232.94
                                                        2007     11.70        11.95     36,428.33
                                                        2008     11.95         8.34     13,858.43
                                                        2009      8.34        10.33     16,629.14
                                                        2010     10.33        11.45      9,253.92

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.91          0.00
                                                        2006     10.91        12.20          0.00
                                                        2007     12.20        12.40     64,118.47
                                                        2008     12.40         7.87     14,303.82
                                                        2009      7.87         9.95     14,392.89
                                                        2010      9.95        11.17     14,466.03

At 2.40 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.54        14.12        269.62
                                                        2007     14.12        14.24      6,467.02
                                                        2008     14.24        12.61      4,729.76
                                                        2009     12.61        13.86      2,563.34
                                                        2010     13.86        14.40      3,334.95

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.47        18.25      4,536.96
                                                        2005     18.25        22.34      6,321.99
                                                        2006     22.34        27.06     11,627.03
                                                        2007     27.06        32.07     15,174.30
                                                        2008     32.07        14.55     12,056.33
                                                        2009     14.55        22.91     12,276.77
                                                        2010     22.91        27.39      9,767.04

American Funds Growth Investment Division (Class 2).... 2004     94.57       103.86      1,088.90
                                                        2005    103.86       117.82      2,232.58
                                                        2006    117.82       126.79      3,651.93
                                                        2007    126.79       139.05      5,257.43
                                                        2008    139.05        76.05      5,105.89
                                                        2009     76.05       103.51      5,079.17
                                                        2010    103.51       119.94      4,406.96

American Funds Growth-Income Investment Division
  (Class 2)............................................ 2004     73.60        79.30      2,841.92
                                                        2005     79.30        81.94      4,981.05
                                                        2006     81.94        92.17      5,563.51
                                                        2007     92.17        94.51      5,912.75
                                                        2008     94.51        57.34      5,355.24
                                                        2009     57.34        73.47      3,607.10
                                                        2010     73.47        79.92      3,493.34

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.97          0.00
                                                           2009      6.97         8.81          0.00
                                                           2010      8.81         9.66          0.00

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     13.54        14.12          0.00
                                                           2007     14.12        14.24          0.00
                                                           2008     14.24        12.61          0.00
                                                           2009     12.61        13.86          0.00
                                                           2010     13.86        14.40          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.42        13.06          0.00
                                                           2002     13.06        10.32          0.00
                                                           2003     10.32        15.47      7,432.78
                                                           2004     15.47        18.25      1,724.22
                                                           2005     18.25        22.34        529.95
                                                           2006     22.34        27.06        225.68
                                                           2007     27.06        32.07        143.60
                                                           2008     32.07        14.55         16.15
                                                           2009     14.55        22.91         15.75
                                                           2010     22.91        27.39         17.22

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.32          0.00
                                                           2009      6.32         8.28          0.00
                                                           2010      8.28         9.19          0.00

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    106.37        96.00          0.00
                                                           2002     96.00        70.80          0.00
                                                           2003     70.80        94.57      6,362.14
                                                           2004     94.57       103.86        308.48
                                                           2005    103.86       117.82         44.81
                                                           2006    117.82       126.79          0.00
                                                           2007    126.79       139.05          0.00
                                                           2008    139.05        76.05          0.00
                                                           2009     76.05       103.51          0.00
                                                           2010    103.51       119.94          0.00

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     74.63        71.41          0.00
                                                           2002     71.41        56.92          0.00
                                                           2003     56.92        73.60      4,976.20
                                                           2004     73.60        79.30        207.31
                                                           2005     79.30        81.94        148.26
                                                           2006     81.94        92.17        446.02
                                                           2007     92.17        94.51        126.63
                                                           2008     94.51        57.34         96.65
                                                           2009     57.34        73.47         84.09
                                                           2010     73.47        79.92         56.72

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.64          0.00
                                                           2009      7.64         9.21          0.00
                                                           2010      9.21         9.90          0.00

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     10.58        12.01          0.00
                                                           2005     12.01        13.82          0.00
                                                           2006     13.82        15.70          0.00
                                                           2007     15.70        16.90          0.00
                                                           2008     16.90         9.21          0.00
                                                           2009      9.21        10.98          0.00
                                                           2010     10.98        11.47          0.00

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     11.84        12.12      1,283.14
                                                           2005     12.12        12.07      1,330.12
                                                           2006     12.07        12.25      2,296.73
                                                           2007     12.25        12.78        475.08
                                                           2008     12.78        13.20        384.94
                                                           2009     13.20        13.54      3,900.34
                                                           2010     13.54        14.00      5,660.58

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     29.29        32.29          0.00
                                                           2005     32.29        34.87          0.00
                                                           2006     34.87        36.30          0.00
                                                           2007     36.30        42.67         57.96
                                                           2008     42.67        22.59         81.70
                                                           2009     22.59        32.93         65.68
                                                           2010     32.93        37.02         63.98

BlackRock Bond Income Investment Division (Class B)....... 2004     36.31        37.40          0.00
                                                           2005     37.40        37.36          0.00
                                                           2006     37.36        38.04          0.00
                                                           2007     38.04        39.43          0.00
                                                           2008     39.43        37.14          0.00
                                                           2009     37.14        39.65          0.00
                                                           2010     39.65        41.90        376.72

BlackRock Diversified Investment Division (Class B)....... 2004     30.36        32.57          0.00
                                                           2005     32.57        32.75          0.00
                                                           2006     32.75        35.30          0.00
                                                           2007     35.30        36.45          0.00
                                                           2008     36.45        26.74          0.00
                                                           2009     26.74        30.59          0.00
                                                           2010     30.59        32.69          0.00

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $63.76       $63.94          0.00
                                                               2008     63.94        39.19          0.00
                                                               2009     39.19        45.67          0.00
                                                               2010     45.67        50.22          0.00

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     49.83        54.68          0.00
                                                               2005     54.68        55.24          0.00
                                                               2006     55.24        61.48          0.00
                                                               2007     61.48        64.30          0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.51        11.52          0.00
                                                               2005     11.52        11.90          0.00
                                                               2006     11.90        13.86          0.00
                                                               2007     13.86        13.97          0.00
                                                               2008     13.97         8.86          0.00
                                                               2009      8.86         9.62          0.00
                                                               2010      9.62        10.25          2.91

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     21.39        23.30        607.12
                                                               2005     23.30        24.33          0.00
                                                               2006     24.33        24.71          0.00
                                                               2007     24.71        28.61         86.46
                                                               2008     28.61        17.71        102.45
                                                               2009     17.71        23.64         91.91
                                                               2010     23.64        27.61        966.83

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     15.74        15.83          0.00
                                                               2007     15.83        16.05          0.00
                                                               2008     16.05         8.64          0.00
                                                               2009      8.64         8.97          0.00

BlackRock Money Market Investment Division (Class B).......... 2004     18.42        18.25        283.74
                                                               2005     18.25        18.32          0.00
                                                               2006     18.32        18.73          0.00
                                                               2007     18.73        19.19      1,231.32
                                                               2008     19.19        19.25        967.35
                                                               2009     19.25        18.87      1,110.09
                                                               2010     18.87        18.45      1,198.15

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.76          0.00
                                                               2005     12.76        14.13          0.00
                                                               2006     14.13        19.01        388.07
                                                               2007     19.01        15.80        388.21
                                                               2008     15.80         9.01        332.89
                                                               2009      9.01        11.86        414.83
                                                               2010     11.86        13.47        416.39

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 26.35      $ 28.20         0.00
                                                       2005     28.20        30.33         0.00
                                                       2006     30.33        33.90         0.00
                                                       2007     33.90        34.58         0.00
                                                       2008     34.58        20.45         0.00
                                                       2009     20.45        26.32       151.55
                                                       2010     26.32        28.75       155.82

FI Value Leaders Investment Division (Class B)........ 2004     20.95        23.50         0.00
                                                       2005     23.50        25.38         0.00
                                                       2006     25.38        27.71         0.00
                                                       2007     27.71        28.15         0.00
                                                       2008     28.15        16.76         0.00
                                                       2009     16.76        19.91         0.00
                                                       2010     19.91        22.25         0.00

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.77        13.59         0.00
                                                       2005     13.59        15.18         0.00
                                                       2006     15.18        19.12         0.00
                                                       2007     19.12        18.49         0.00
                                                       2008     18.49        10.68         0.00
                                                       2009     10.68        16.20        34.00
                                                       2010     16.20        18.44         2.16

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.11        11.84         0.00
                                                       2005     11.84        12.54         0.00
                                                       2006     12.54        14.00         0.00
                                                       2007     14.00        15.20       158.66
                                                       2008     15.20         9.10       200.03
                                                       2009      9.10        11.91       182.42
                                                       2010     11.91        14.70       163.69

Janus Forty Investment Division (Class B)/(h)/........ 2007    117.79       143.67        17.49
                                                       2008    143.67        81.47        21.69
                                                       2009     81.47       113.80        23.79
                                                       2010    113.80       121.72        18.69

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.89         4.65         0.00
                                                       2006      4.65         4.66         0.00
                                                       2007      4.66         5.08         0.00
                                                       2008      5.08         3.15         0.00
                                                       2009      3.15         4.30         0.00
                                                       2010      4.30         4.68         0.00

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.08         4.23         0.00
                                                       2005      4.23         3.85         0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.29       $13.19          0.00
                                                            2005     13.19        13.94          0.00
                                                            2006     13.94        15.63          0.00
                                                            2007     15.63        14.87          0.00
                                                            2008     14.87         8.97          0.00
                                                            2009      8.97        11.99          0.00
                                                            2010     11.99        14.41          0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.42         6.94          0.00
                                                            2005      6.94         7.71          0.00
                                                            2006      7.71         7.41          0.00
                                                            2007      7.41         7.40          0.00
                                                            2008      7.40         4.41          0.00
                                                            2009      4.41         5.73          0.00
                                                            2010      5.73         6.94      3,514.48

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      8.81         9.39          0.00
                                                            2007      9.39         8.64          0.00
                                                            2008      8.64         3.83          0.00
                                                            2009      3.83         5.17          0.00
                                                            2010      5.17         5.42          0.00

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.36         8.12          0.00
                                                            2005      8.12         8.49          0.00
                                                            2006      8.49         8.85          0.00

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     21.50        24.23          0.00
                                                            2005     24.23        25.27          0.00
                                                            2006     25.27        28.77          0.00
                                                            2007     28.77        31.39         77.22
                                                            2008     31.39        19.62         94.01
                                                            2009     19.62        24.93         88.63
                                                            2010     24.93        31.01        861.08

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.58         9.45          0.00
                                                            2005      9.45         9.65          0.00
                                                            2006      9.65        10.35          0.00
                                                            2007     10.35        10.55          0.00
                                                            2008     10.55         6.05          0.00
                                                            2009      6.05         7.68          0.00
                                                            2010      7.68         9.86          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $14.90       $15.78          0.00
                                                         2005     15.78        15.66          0.00
                                                         2006     15.66        16.72          0.00
                                                         2007     16.72        17.41          0.00
                                                         2008     17.41        13.86          0.00
                                                         2009     13.86        18.53         53.24
                                                         2010     18.53        20.47         54.11

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     27.43        29.59          0.00
                                                         2005     29.59        31.75          0.00
                                                         2006     31.75        34.82         86.12
                                                         2007     34.82        31.63         86.20
                                                         2008     31.63        16.66         85.86
                                                         2009     16.66        23.00         85.77
                                                         2010     23.00        25.81         86.76

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.93        533.81
                                                         2009      7.93         9.92        440.46
                                                         2010      9.92        10.84        417.59

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.56          0.00
                                                         2009      6.56         8.01          0.00
                                                         2010      8.01         8.69          0.00

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         6.99          0.00
                                                         2009      6.99         8.78          0.00
                                                         2010      8.78         9.45          0.00

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.53          0.00
                                                         2009      6.53         8.46          0.00
                                                         2010      8.46         8.91          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.28        12.56          0.00
                                                         2005     12.56        13.76        223.42
                                                         2006     13.76        14.77        317.65
                                                         2007     14.77        15.53         47.27
                                                         2008     15.53         9.66         69.51
                                                         2009      9.66        12.92        566.32
                                                         2010     12.92        15.91        570.30

MetLife Stock Index Investment Division (Class B)....... 2004     30.10        32.43        163.69
                                                         2005     32.43        33.10        955.25
                                                         2006     33.10        37.28      1,267.67
                                                         2007     37.28        38.26        173.58
                                                         2008     38.26        23.47        253.02
                                                         2009     23.47        28.89      2,223.53
                                                         2010     28.89        32.35      2,495.31

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.48       $10.82          0.00
                                                          2005     10.82        12.32          0.00
                                                          2006     12.32        15.25          0.00
                                                          2007     15.25        16.89          0.00
                                                          2008     16.89         9.51          0.00
                                                          2009      9.51        12.24          0.00
                                                          2010     12.24        13.33          0.00

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     31.81        34.39          0.00
                                                          2005     34.39        34.59          0.00
                                                          2006     34.59        37.86          0.00
                                                          2007     37.86        38.54          0.00
                                                          2008     38.54        29.25          0.00
                                                          2009     29.25        33.84          0.00
                                                          2010     33.84        36.33          0.00

MFS(R) Value Investment Division (Class B)............... 2004     11.58        12.42          0.00
                                                          2005     12.42        11.95          0.00
                                                          2006     11.95        13.77          0.00
                                                          2007     13.77        12.92          0.00
                                                          2008     12.92         8.37          0.00
                                                          2009      8.37         9.87          0.00
                                                          2010      9.87        10.73          0.00

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.12        10.55          0.00
                                                          2005     10.55        11.65        721.69
                                                          2006     11.65        14.29        838.39
                                                          2007     14.29        15.44        249.80
                                                          2008     15.44         8.72        364.67
                                                          2009      8.72        10.95      1,488.00
                                                          2010     10.95        11.55      1,739.99

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     11.50        13.29          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     13.78        15.43          0.00
                                                          2005     15.43        16.09          0.00
                                                          2006     16.09        17.55          0.00
                                                          2007     17.55        18.55          0.00
                                                          2008     18.55         8.08          0.00
                                                          2009      8.08        10.55          0.00
                                                          2010     10.55        11.39          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.59       $17.44          0.00
                                                           2005     17.44        17.72          0.00
                                                           2006     17.72        20.18         74.10
                                                           2007     20.18        19.00         74.17
                                                           2008     19.00        11.41         73.88
                                                           2009     11.41        12.59         73.76
                                                           2010     12.59        14.94         74.39

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     17.71        20.54          0.00
                                                           2005     20.54        22.48          0.00
                                                           2006     22.48        24.45        184.65
                                                           2007     24.45        24.66        184.82
                                                           2008     24.66        12.66        184.10
                                                           2009     12.66        18.29        183.84
                                                           2010     18.29        22.55        184.80

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.66         8.27          0.00
                                                           2006      8.27         8.71          0.00
                                                           2007      8.71         9.73          0.00
                                                           2008      9.73         5.14          0.00
                                                           2009      5.14         7.22          0.00
                                                           2010      7.22         7.73          5.07

Oppenheimer Global Equity Investment Division (Class B)... 2004     11.99        13.76          0.00
                                                           2005     13.76        15.60          0.00
                                                           2006     15.60        17.75          0.00
                                                           2007     17.75        18.44          0.00
                                                           2008     18.44        10.72          0.00
                                                           2009     10.72        14.65          0.00
                                                           2010     14.65        16.60          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.71        10.76          0.00
                                                           2007     10.76        11.65          0.00
                                                           2008     11.65        10.61          0.00
                                                           2009     10.61        12.24          0.00
                                                           2010     12.24        12.90      1,901.84

PIMCO Total Return Investment Division (Class B).......... 2004     11.35        11.69          0.00
                                                           2005     11.69        11.69          0.00
                                                           2006     11.69        11.95          0.00
                                                           2007     11.95        12.57          0.00
                                                           2008     12.57        12.34          0.00
                                                           2009     12.34        14.24         37.84
                                                           2010     14.24        15.06        525.12

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.05       $ 4.19          0.00
                                                     2005      4.19         4.55          0.00
                                                     2006      4.55         4.69          0.00
                                                     2007      4.69         6.03          0.00
                                                     2008      6.03         3.27          0.00
                                                     2009      3.27         5.09          0.00
                                                     2010      5.09         6.36      3,805.04

Russell 2000(R) Index Investment Division (Class B). 2004     12.85        14.63          0.00
                                                     2005     14.63        14.92        138.96
                                                     2006     14.92        17.16        136.11
                                                     2007     17.16        16.49          0.00
                                                     2008     16.49        10.69          0.00
                                                     2009     10.69        13.14          0.00
                                                     2010     13.14        16.26          2.20

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.65        11.29          0.00
                                                     2007     11.29        11.66          0.00
                                                     2008     11.66         7.64          0.00
                                                     2009      7.64         9.64          0.00
                                                     2010      9.64        10.76          0.00

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.46        11.04          0.00
                                                     2007     11.04        11.37          0.00
                                                     2008     11.37         8.33          0.00
                                                     2009      8.33        10.18          0.00
                                                     2010     10.18        11.17          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.65        11.48          0.00
                                                     2005     11.48        11.94          0.00
                                                     2006     11.94        13.17          0.00
                                                     2007     13.17        14.06          0.00
                                                     2008     14.06         7.97          0.00
                                                     2009      7.97        11.15          0.00
                                                     2010     11.15        12.73          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.10         6.88          0.00
                                                     2005      6.88         7.71          0.00
                                                     2006      7.71         8.01          0.00
                                                     2007      8.01         9.21        265.21
                                                     2008      9.21         5.42        344.24
                                                     2009      5.42         7.71        410.15
                                                     2010      7.71         9.63      2,885.21

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     11.64        12.34          0.00
                                                     2005     12.34        13.36          0.00
                                                     2006     13.36        13.54          0.00
                                                     2007     13.54        14.50          0.00
                                                     2008     14.50         9.03          0.00
                                                     2009      9.03        12.24          0.00
                                                     2010     12.24        16.11      1,506.80

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $17.20       $18.14          0.00
                                                        2005     18.14        18.19          0.00
                                                        2006     18.19        18.64         80.44
                                                        2007     18.64        18.90         80.52
                                                        2008     18.90        15.67         80.20
                                                        2009     15.67        20.20         80.11
                                                        2010     20.20        22.21         82.21

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.22        14.48          0.00
                                                        2005     14.48        14.35          0.00
                                                        2006     14.35        14.58          0.00
                                                        2007     14.58        14.83          0.00
                                                        2008     14.83        14.42          0.00
                                                        2009     14.42        14.68        327.92
                                                        2010     14.68        15.14        353.52

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.08          0.00
                                                        2006     11.08        12.53          0.00
                                                        2007     12.53        12.65          0.00
                                                        2008     12.65         7.37          0.00
                                                        2009      7.37         9.47          0.00
                                                        2010      9.47        10.71          0.00

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.24          0.00
                                                        2006     10.24        10.70          0.00
                                                        2007     10.70        11.04          0.00
                                                        2008     11.04         9.24          0.00
                                                        2009      9.24        10.89     29,668.04
                                                        2010     10.89        11.72     31,683.25

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.45     10,357.79
                                                        2006     10.45        11.18      9,265.11
                                                        2007     11.18        11.46      9,268.63
                                                        2008     11.46         8.78      9,265.11
                                                        2009      8.78        10.62     29,679.51
                                                        2010     10.62        11.58     31,695.39

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.68          0.00
                                                        2006     10.68        11.68          0.00
                                                        2007     11.68        11.92          0.00
                                                        2008     11.92         8.31          0.00
                                                        2009      8.31        10.29          0.00
                                                        2010     10.29        11.38          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.91          0.00
                                                        2006     10.91        12.18     23,530.70
                                                        2007     12.18        12.37     24,768.93
                                                        2008     12.37         7.84          0.00
                                                        2009      7.84         9.90     56,085.00
                                                        2010      9.90        11.11     55,628.81

At 2.50 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.42        13.99          0.00
                                                        2007     13.99        14.09          0.00
                                                        2008     14.09        12.46          0.00
                                                        2009     12.46        13.68          0.00
                                                        2010     13.68        14.21          0.00

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.38        18.13          0.00
                                                        2005     18.13        22.17          0.00
                                                        2006     22.17        26.82        114.70
                                                        2007     26.82        31.76        190.14
                                                        2008     31.76        14.39        236.85
                                                        2009     14.39        22.65        319.95
                                                        2010     22.65        27.04        280.31

American Funds Growth Investment Division (Class 2).... 2004     92.71       101.71          0.00
                                                        2005    101.71       115.27          0.00
                                                        2006    115.27       123.92         36.11
                                                        2007    123.92       135.77         53.87
                                                        2008    135.77        74.18         60.33
                                                        2009     74.18       100.86         57.15
                                                        2010    100.86       116.75         56.11

American Funds Growth-Income Investment Division
  (Class 2)............................................ 2004     72.15        77.66          0.00
                                                        2005     77.66        80.17          0.00
                                                        2006     80.17        90.08         66.47
                                                        2007     90.08        92.28         92.69
                                                        2008     92.28        55.93         98.58
                                                        2009     55.93        71.59        123.67
                                                        2010     71.59        77.80        166.80

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.30 SEPARATE ACCOUNT CHARGE

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division
  (Class C)/(i)/.......................................... 2008   $ 10.00      $  6.96         412.25
                                                           2009      6.96         8.80      11,907.08
                                                           2010      8.80         9.65       6,042.41

American Funds Bond Investment Division+ (Class 2)/(e)/... 2006     13.48        14.05       2,260.99
                                                           2007     14.05        14.17       9,257.00
                                                           2008     14.17        12.53       7,101.80
                                                           2009     12.53        13.77       7,029.29
                                                           2010     13.77        14.30           4.73

American Funds Global Small Capitalization Investment
  Division+ (Class 2)/(a)/................................ 2001     13.39        13.03           0.00
                                                           2002     13.03        10.29           0.00
                                                           2003     10.29        15.42           0.00
                                                           2004     15.42        18.19      13,630.80
                                                           2005     18.19        22.25      19,596.91
                                                           2006     22.25        26.94      24,763.77
                                                           2007     26.94        31.92      28,149.24
                                                           2008     31.92        14.47      23,694.86
                                                           2009     14.47        22.78      22,122.14
                                                           2010     22.78        27.21       6,180.50

American Funds Growth Allocation Investment Division
  (Class C)/(i)/.......................................... 2008      9.99         6.32     111,993.18
                                                           2009      6.32         8.27     114,287.06
                                                           2010      8.27         9.18      96,059.48

American Funds Growth Investment Division+ (Class 2)/(a)/. 2001    105.45        95.15           0.00
                                                           2002     95.15        70.14           0.00
                                                           2003     70.14        93.63           0.00
                                                           2004     93.63       102.78      11,491.63
                                                           2005    102.78       116.54      11,889.33
                                                           2006    116.54       125.35      12,469.33
                                                           2007    125.35       137.40      11,555.27
                                                           2008    137.40        75.11      10,853.89
                                                           2009     75.11       102.18       8,780.01
                                                           2010    102.18       118.33       1,750.10

American Funds Growth-Income Investment Division+
  (Class 2)/(a)/.......................................... 2001     73.98        70.77           0.00
                                                           2002     70.77        56.39           0.00
                                                           2003     56.39        72.87           0.00
                                                           2004     72.87        78.48      11,225.16
                                                           2005     78.48        81.05      10,819.00
                                                           2006     81.05        91.12      13,217.06
                                                           2007     91.12        93.39      13,454.75
                                                           2008     93.39        56.63      10,951.54
                                                           2009     56.63        72.52      10,577.71
                                                           2010     72.52        78.85       2,314.64

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Moderate Allocation Investment Division
  (Class C)/(i)/.......................................... 2008    $10.01       $ 7.63      11,468.33
                                                           2009      7.63         9.21      32,417.74
                                                           2010      9.21         9.89      24,077.26

Artio International Stock Investment Division
  (formerly Julius Baer International Stock Investment
  Division) (Class B)..................................... 2004     10.51        11.93         206.73
                                                           2005     11.93        13.71       6,088.01
                                                           2006     13.71        15.58      11,733.97
                                                           2007     15.58        16.76       7,917.55
                                                           2008     16.76         9.13       5,767.09
                                                           2009      9.13        10.87       4,565.85
                                                           2010     10.87        11.36       4,828.95

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division) (Class B).......................... 2004     11.81        12.08      68,675.99
                                                           2005     12.08        12.03     104,347.97
                                                           2006     12.03        12.20     175,669.65
                                                           2007     12.20        12.72     164,982.41
                                                           2008     12.72        13.13     106,196.81
                                                           2009     13.13        13.47      96,300.15
                                                           2010     13.47        13.91      89,993.46

BlackRock Aggressive Growth Investment Division
  (Class B)............................................... 2004     29.05        32.02         470.09
                                                           2005     32.02        34.56         351.47
                                                           2006     34.56        35.96         342.15
                                                           2007     35.96        42.25       1,604.22
                                                           2008     42.25        22.36       5,150.56
                                                           2009     22.36        32.57       4,551.30
                                                           2010     32.57        36.61       4,237.52

BlackRock Bond Income Investment Division (Class B)....... 2004     35.93        37.01       4,465.70
                                                           2005     37.01        36.95       7,893.69
                                                           2006     36.95        37.60       8,645.26
                                                           2007     37.60        38.96      12,697.65
                                                           2008     38.96        36.67       9,177.68
                                                           2009     36.67        39.13       8,186.58
                                                           2010     39.13        41.33       8,240.76

BlackRock Diversified Investment Division (Class B)....... 2004     30.09        32.27       6,385.61
                                                           2005     32.27        32.43      15,553.06
                                                           2006     32.43        34.94      17,189.51
                                                           2007     34.94        36.06       6,540.78
                                                           2008     36.06        26.44       4,369.81
                                                           2009     26.44        30.23       3,973.04
                                                           2010     30.23        32.30       3,538.65

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class B)/(g)/.............................................. 2007    $63.00       $63.16         368.02
                                                               2008     63.16        38.69         807.79
                                                               2009     38.69        45.07         693.76
                                                               2010     45.07        49.53         796.37

BlackRock Large Cap Investment Division (Class B)/(g)/........ 2004     49.31        54.09         253.57
                                                               2005     54.09        54.62         367.03
                                                               2006     54.62        60.76         366.86
                                                               2007     60.76        63.54           0.00

BlackRock Large Cap Value Investment Division (Class B)....... 2004     10.49        11.51      18,591.97
                                                               2005     11.51        11.87      20,493.04
                                                               2006     11.87        13.83      18,855.81
                                                               2007     13.83        13.93      27,445.10
                                                               2008     13.93         8.83      22,432.06
                                                               2009      8.83         9.59      13,124.41
                                                               2010      9.59        10.20      12,861.88

BlackRock Legacy Large Cap Growth Investment Division
  (Class B)/(c)/.............................................. 2004     21.29        23.19       1,500.34
                                                               2005     23.19        24.19       2,741.85
                                                               2006     24.19        24.56       6,579.00
                                                               2007     24.56        28.42       8,317.88
                                                               2008     28.42        17.58      14,557.19
                                                               2009     17.58        23.46      10,163.65
                                                               2010     23.46        27.39       9,946.90

BlackRock Legacy Large Cap Growth Investment Division--
  Class B
  (formerly FI Large Cap Investment Division/(e)/)/(j)/....... 2006     15.66        15.75           0.00
                                                               2007     15.75        15.96           0.00
                                                               2008     15.96         8.58           0.00
                                                               2009      8.58         8.92           0.00

BlackRock Money Market Investment Division (Class B).......... 2004     18.23        18.06           0.00
                                                               2005     18.06        18.11           0.00
                                                               2006     18.11        18.51           0.00
                                                               2007     18.51        18.96           0.00
                                                               2008     18.96        19.01       6,331.55
                                                               2009     19.01        18.62       5,711.69
                                                               2010     18.62        18.20       5,714.17

Clarion Global Real Estate Investment Division (Class B)/(c)/. 2004      9.99        12.75      17,259.85
                                                               2005     12.75        14.12      62,406.06
                                                               2006     14.12        18.99     103,829.51
                                                               2007     18.99        15.77      80,509.83
                                                               2008     15.77         8.98      43,231.44
                                                               2009      8.98        11.83      40,055.85
                                                               2010     11.83        13.43      24,505.95

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004   $ 26.22      $ 28.05      4,134.00
                                                       2005     28.05        30.16     14,938.08
                                                       2006     30.16        33.70     22,597.68
                                                       2007     33.70        34.36     22,729.70
                                                       2008     34.36        20.30     13,575.92
                                                       2009     20.30        26.12     11,771.85
                                                       2010     26.12        28.52      9,907.88

FI Value Leaders Investment Division (Class B)........ 2004     20.84        23.36      1,782.38
                                                       2005     23.36        25.22      5,676.29
                                                       2006     25.22        27.52     10,229.10
                                                       2007     27.52        27.95      5,072.74
                                                       2008     27.95        16.63      4,622.22
                                                       2009     16.63        19.74      3,951.38
                                                       2010     19.74        22.05      3,895.47

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.75        13.56      6,279.34
                                                       2005     13.56        15.14     13,426.94
                                                       2006     15.14        19.07     21,768.49
                                                       2007     19.07        18.43     37,386.16
                                                       2008     18.43        10.64     17,901.75
                                                       2009     10.64        16.13     14,682.63
                                                       2010     16.13        18.35     16,577.67

Invesco Small Cap Growth Investment Division (Met/AIM
  Small Cap Growth Investment Division (Class B))..... 2004     11.10        11.82      1,582.34
                                                       2005     11.82        12.51      7,237.93
                                                       2006     12.51        13.96      9,838.79
                                                       2007     13.96        15.15      5,026.02
                                                       2008     15.15         9.07      1,675.61
                                                       2009      9.07        11.86      1,727.70
                                                       2010     11.86        14.63      3,246.29

Janus Forty Investment Division (Class B)/(h)/........ 2007    116.32       141.83      1,112.92
                                                       2008    141.83        80.39      6,337.55
                                                       2009     80.39       112.23      5,447.79
                                                       2010    112.23       119.98      4,669.92

Jennison Growth Investment Division (Class B)/(b)/.... 2005      3.88         4.64      3,987.32
                                                       2006      4.64         4.65      9,269.22
                                                       2007      4.65         5.06     11,750.99
                                                       2008      5.06         3.14     18,853.62
                                                       2009      3.14         4.28     15,098.89
                                                       2010      4.28         4.65     16,993.57

Jennison Growth Investment Division
  (formerly Met/Putnam Voyager Investment Division)
  (Class B)/(b)/...................................... 2004      4.07         4.22      3,585.58
                                                       2005      4.22         3.84      4,660.68

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lazard Mid Cap Investment Division (Class B)............... 2004    $12.27       $13.17        492.49
                                                            2005     13.17        13.91        521.73
                                                            2006     13.91        15.59        805.23
                                                            2007     15.59        14.82      3,369.92
                                                            2008     14.82         8.93      3,398.11
                                                            2009      8.93        11.94      2,095.94
                                                            2010     11.94        14.34      2,077.73

Legg Mason ClearBridge Aggressive Growth Investment
  Division (Legg Mason Partners Aggressive Growth
  (Class B))............................................... 2004      6.41         6.93      2,180.74
                                                            2005      6.93         7.69      9,274.78
                                                            2006      7.69         7.38     14,905.88
                                                            2007      7.38         7.38      9,416.59
                                                            2008      7.38         4.39      9,644.05
                                                            2009      4.39         5.71      4,797.99
                                                            2010      5.71         6.91      3,802.41

Legg Mason Value Equity Investment Division (Class B)/(f)/. 2006      8.78         9.35        496.66
                                                            2007      9.35         8.60        454.92
                                                            2008      8.60         3.81        454.01
                                                            2009      3.81         5.14        453.99
                                                            2010      5.14         5.39        465.61

Legg Mason Value Equity Investment Division
  (formerly MFS(R) Investors Trust Investment Division)
  (Class B)/(f)/........................................... 2004      7.35         8.10        813.14
                                                            2005      8.10         8.46          0.00
                                                            2006      8.46         8.81          0.00

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Division)
  (Class B)................................................ 2004     21.40        24.10        117.66
                                                            2005     24.10        25.13      2,403.10
                                                            2006     25.13        28.58      7,496.79
                                                            2007     28.58        31.18      8,345.65
                                                            2008     31.18        19.48      7,015.22
                                                            2009     19.48        24.73      6,016.67
                                                            2010     24.73        30.75      4,921.81

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth
  Investment Division (Class B))........................... 2004      8.57         9.43      2,857.38
                                                            2005      9.43         9.62      1,790.05
                                                            2006      9.62        10.32      5,012.27
                                                            2007     10.32        10.52      3,786.65
                                                            2008     10.52         6.03      3,041.61
                                                            2009      6.03         7.64      1,815.08
                                                            2010      7.64         9.81      2,282.53

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................. 2004    $14.84       $15.72      5,296.69
                                                         2005     15.72        15.59      9,814.85
                                                         2006     15.59        16.63     11,157.25
                                                         2007     16.63        17.31     19,214.94
                                                         2008     17.31        13.77     18,982.21
                                                         2009     13.77        18.41     17,167.88
                                                         2010     18.41        20.32     10,542.47

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment
  Division (Class B))................................... 2004     27.27        29.42      5,359.15
                                                         2005     29.42        31.55     13,128.60
                                                         2006     31.55        34.58     13,048.19
                                                         2007     34.58        31.40     10,632.92
                                                         2008     31.40        16.53      9,683.33
                                                         2009     16.53        22.81      9,928.94
                                                         2010     22.81        25.58      7,417.85

Met/Franklin Income Investment Division (Class B)/(i)/.. 2008      9.99         7.93        218.39
                                                         2009      7.93         9.91      5,230.87
                                                         2010      9.91        10.83     10,361.15

Met/Franklin Mutual Shares Investment Division
  (Class B)/(i)/........................................ 2008      9.99         6.55          0.00
                                                         2009      6.55         8.00      1,120.63
                                                         2010      8.00         8.68      2,803.17

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(i)/............................... 2008      9.99         6.99          0.00
                                                         2009      6.99         8.78      1,691.37
                                                         2010      8.78         9.44          7.31

Met/Templeton Growth Investment Division (Class B)/(i)/. 2008      9.99         6.52          0.00
                                                         2009      6.52         8.46          0.00
                                                         2010      8.46         8.90          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2004     11.25        12.53     29,621.98
                                                         2005     12.53        13.72     34,678.10
                                                         2006     13.72        14.72     40,318.22
                                                         2007     14.72        15.47     34,384.52
                                                         2008     15.47         9.62     32,274.06
                                                         2009      9.62        12.85     27,712.70
                                                         2010     12.85        15.83     22,143.89

MetLife Stock Index Investment Division (Class B)....... 2004     29.89        32.20     64,157.86
                                                         2005     32.20        32.84     82,221.18
                                                         2006     32.84        36.97     92,276.05
                                                         2007     36.97        37.93     85,289.32
                                                         2008     37.93        23.25     84,347.16
                                                         2009     23.25        28.61     71,716.73
                                                         2010     28.61        32.01     63,378.77

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B).............................................. 2004    $ 9.46       $10.80      4,438.20
                                                          2005     10.80        12.29      5,803.58
                                                          2006     12.29        15.20      8,237.59
                                                          2007     15.20        16.83     20,401.23
                                                          2008     16.83         9.48     16,044.22
                                                          2009      9.48        12.19     13,178.08
                                                          2010     12.19        13.27     14,416.07

MFS(R) Total Return Investment Division (Class B)/(c)/... 2004     31.54        34.09        166.11
                                                          2005     34.09        34.27        847.21
                                                          2006     34.27        37.49        504.29
                                                          2007     37.49        38.14      8,629.69
                                                          2008     38.14        28.94      6,112.80
                                                          2009     28.94        33.46      6,808.48
                                                          2010     33.46        35.90      2,357.63

MFS(R) Value Investment Division (Class B)............... 2004     11.54        12.38     11,105.37
                                                          2005     12.38        11.90     18,025.09
                                                          2006     11.90        13.71     15,566.56
                                                          2007     13.71        12.86     24,430.23
                                                          2008     12.86         8.33     12,126.59
                                                          2009      8.33         9.81     10,686.78
                                                          2010      9.81        10.66     10,556.28

Morgan Stanley EAFE(R) Index Investment Division
  (Class B).............................................. 2004      9.10        10.52     54,022.71
                                                          2005     10.52        11.61     60,495.83
                                                          2006     11.61        14.23     64,630.68
                                                          2007     14.23        15.37     70,746.36
                                                          2008     15.37         8.68     60,820.49
                                                          2009      8.68        10.88     53,870.09
                                                          2010     10.88        11.48     47,299.74

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)/(k)/......................................... 2010     11.43        13.20      3,708.10

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))............................................. 2004     13.73        15.37        893.10
                                                          2005     15.37        16.02      3,485.86
                                                          2006     16.02        17.47      8,070.45
                                                          2007     17.47        18.45      8,128.61
                                                          2008     18.45         8.03      7,520.42
                                                          2009      8.03        10.49      4,004.17
                                                          2010     10.49        11.31          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division
  (Class B)).............................................. 2004    $15.56       $17.40     22,097.11
                                                           2005     17.40        17.67     44,679.62
                                                           2006     17.67        20.11     47,952.92
                                                           2007     20.11        18.93     45,574.31
                                                           2008     18.93        11.36     31,573.50
                                                           2009     11.36        12.53     26,631.27
                                                           2010     12.53        14.86     25,275.69

Neuberger Berman Mid Cap Value Investment Division
  (Class B)............................................... 2004     17.66        20.48      9,930.93
                                                           2005     20.48        22.40     23,315.35
                                                           2006     22.40        24.35     33,167.26
                                                           2007     24.35        24.55     34,211.63
                                                           2008     24.55        12.60     24,143.27
                                                           2009     12.60        18.19     19,651.37
                                                           2010     18.19        22.41     17,533.27

Oppenheimer Capital Appreciation Investment Division
  (Class B)/(d)/.......................................... 2005      7.65         8.25          0.00
                                                           2006      8.25         8.68          0.00
                                                           2007      8.68         9.70      2,709.85
                                                           2008      9.70         5.12      4,618.19
                                                           2009      5.12         7.19      3,783.20
                                                           2010      7.19         7.69      1,895.10

Oppenheimer Global Equity Investment Division (Class B)... 2004     11.95        13.70      2,158.26
                                                           2005     13.70        15.53      2,542.63
                                                           2006     15.53        17.67      9,884.47
                                                           2007     17.67        18.34      8,128.40
                                                           2008     18.34        10.65      9,320.55
                                                           2009     10.65        14.55      9,028.03
                                                           2010     14.55        16.49      8,516.20

PIMCO Inflation Protected Bond Investment Division
  (Class B)/(e)/.......................................... 2006     10.70        10.74     11,668.63
                                                           2007     10.74        11.63      5,173.12
                                                           2008     11.63        10.58     52,328.27
                                                           2009     10.58        12.20     59,007.34
                                                           2010     12.20        12.85     42,735.27

PIMCO Total Return Investment Division (Class B).......... 2004     11.33        11.67     15,237.83
                                                           2005     11.67        11.66     36,721.36
                                                           2006     11.66        11.91     38,133.46
                                                           2007     11.91        12.52     34,418.86
                                                           2008     12.52        12.29     35,120.75
                                                           2009     12.29        14.17     31,646.98
                                                           2010     14.17        14.98     42,914.23

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
RCM Technology Investment Division (Class B)........ 2004    $ 4.04       $ 4.19        476.42
                                                     2005      4.19         4.54      2,929.51
                                                     2006      4.54         4.68      8,407.27
                                                     2007      4.68         6.01     42,291.29
                                                     2008      6.01         3.26     43,620.83
                                                     2009      3.26         5.07     40,382.60
                                                     2010      5.07         6.33     36,613.79

Russell 2000(R) Index Investment Division (Class B). 2004     12.82        14.59     34,337.97
                                                     2005     14.59        14.87     37,915.77
                                                     2006     14.87        17.09     33,144.79
                                                     2007     17.09        16.41     33,390.67
                                                     2008     16.41        10.64     24,804.11
                                                     2009     10.64        13.06     20,687.61
                                                     2010     13.06        16.16     18,681.62

SSgA Growth ETF Investment Division (Class B)/(e)/.. 2006     10.64        11.28          0.00
                                                     2007     11.28        11.65     12,944.63
                                                     2008     11.65         7.63        614.50
                                                     2009      7.63         9.62        505.52
                                                     2010      9.62        10.74        650.95

SSgA Growth and Income ETF Investment Division
  (Class B)/(e)/.................................... 2006     10.45        11.03          0.00
                                                     2007     11.03        11.36        245.33
                                                     2008     11.36         8.32      1,439.57
                                                     2009      8.32        10.15      1,728.44
                                                     2010     10.15        11.14      5,809.92

T. Rowe Price Large Cap Growth Investment Division
  (Class B)......................................... 2004     10.62        11.44      2,945.42
                                                     2005     11.44        11.89      7,481.91
                                                     2006     11.89        13.12      6,550.37
                                                     2007     13.12        13.99     10,385.59
                                                     2008     13.99         7.93     12,169.18
                                                     2009      7.93        11.09     10,461.41
                                                     2010     11.09        12.65      6,889.79

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)......................................... 2004      6.09         6.87     22,926.76
                                                     2005      6.87         7.69     42,374.54
                                                     2006      7.69         7.98     56,689.17
                                                     2007      7.98         9.18     41,537.89
                                                     2008      9.18         5.40     48,436.73
                                                     2009      5.40         7.68     45,199.89
                                                     2010      7.68         9.58     42,154.34

T. Rowe Price Small Cap Growth Investment Division
  (Class B)......................................... 2004     11.60        12.30      1,150.84
                                                     2005     12.30        13.31      1,258.39
                                                     2006     13.31        13.48      6,599.94
                                                     2007     13.48        14.42      3,920.01
                                                     2008     14.42         8.97      4,219.15
                                                     2009      8.97        12.16      6,530.70
                                                     2010     12.16        16.00      8,053.92

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2004    $17.12       $18.04      11,888.85
                                                        2005     18.04        18.09      30,125.39
                                                        2006     18.09        18.53      34,601.97
                                                        2007     18.53        18.78      31,440.86
                                                        2008     18.78        15.55      23,086.19
                                                        2009     15.55        20.05      18,905.10
                                                        2010     20.05        22.04      25,124.00

Western Asset Management U.S Government Investment
  Division (Class B)................................... 2004     14.15        14.40       9,018.77
                                                        2005     14.40        14.27      21,812.04
                                                        2006     14.27        14.49      16,953.71
                                                        2007     14.49        14.73      18,818.23
                                                        2008     14.73        14.32      21,805.55
                                                        2009     14.32        14.57      18,691.73
                                                        2010     14.57        15.02      17,270.73

MetLife Aggressive Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        11.08          66.32
                                                        2006     11.08        12.52      22,474.20
                                                        2007     12.52        12.64      24,687.28
                                                        2008     12.64         7.35      21,574.44
                                                        2009      7.35         9.45      36,464.21
                                                        2010      9.45        10.68      34,750.74

MetLife Conservative Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.23       2,651.88
                                                        2006     10.23        10.69       2,557.48
                                                        2007     10.69        11.03       2,357.64
                                                        2008     11.03         9.23       3,329.81
                                                        2009      9.23        10.87      12,640.10
                                                        2010     10.87        11.69      12,602.11

MetLife Conservative to Moderate Allocation Investment
  Division (Class B)/(d)/.............................. 2005      9.99        10.45      42,338.63
                                                        2006     10.45        11.17     186,748.34
                                                        2007     11.17        11.45     213,396.47
                                                        2008     11.45         8.77     140,729.65
                                                        2009      8.77        10.60     129,842.31
                                                        2010     10.60        11.55     102,168.09

MetLife Moderate Allocation Investment Division
  (Class B)/(d)/....................................... 2005      9.99        10.68      26,758.05
                                                        2006     10.68        11.67     135,735.37
                                                        2007     11.67        11.90     384,431.59
                                                        2008     11.90         8.30     210,997.07
                                                        2009      8.30        10.26     201,032.98
                                                        2010     10.26        11.35     179,503.37

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)/(d)/.............................. 2005   $  9.99      $ 10.90       3,633.02
                                                        2006     10.90        12.17     295,572.42
                                                        2007     12.17        12.35     397,849.27
                                                        2008     12.35         7.83     104,859.66
                                                        2009      7.83         9.88     126,014.39
                                                        2010      9.88        11.07      85,467.68

At 2.55 Separate Account Charge:
American Funds Bond Investment Division (Class 2)/(e)/. 2006     13.36        13.92       5,946.69
                                                        2007     13.92        14.02       7,845.31
                                                        2008     14.02        12.39       4,754.23
                                                        2009     12.39        13.60       3,374.12
                                                        2010     13.60        14.11       3,029.74

American Funds Global Small Capitalization Investment
  Division (Class 2)................................... 2004     15.33        18.07      15,247.27
                                                        2005     18.07        22.08      29,683.18
                                                        2006     22.08        26.71      44,812.05
                                                        2007     26.71        31.61      52,489.35
                                                        2008     31.61        14.32      47,184.56
                                                        2009     14.32        22.52      42,773.75
                                                        2010     22.52        26.87      38,481.76

American Funds Growth Investment Division (Class 2).... 2004     91.79       100.65       7,212.98
                                                        2005    100.65       114.01      12,716.12
                                                        2006    114.01       122.51      16,853.27
                                                        2007    122.51       134.15      16,934.86
                                                        2008    134.15        73.26      14,663.23
                                                        2009     73.26        99.56      13,515.46
                                                        2010     99.56       115.19      12,913.96

American Funds Growth-Income Investment Division
  (Class 2)............................................ 2004     71.43        76.85       7,041.60
                                                        2005     76.85        79.29      13,993.24
                                                        2006     79.29        89.06      19,606.13
                                                        2007     89.06        91.18      23,431.93
                                                        2008     91.18        55.23      16,761.80
                                                        2009     55.23        70.67      15,064.49
                                                        2010     70.67        76.76      12,576.45

--------
/(a) /Inception date: August 23, 2001
/(b) /The assets of the Met/Putnam Voyager Investment Division were merged into this investment division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Investment Division.
/(c) /Inception date: May 1, 2004.
/(d) /Inception date: May 1, 2005.
/(e) /Inception date: May 1, 2006.
/(f) /The assets of MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

/(g) /The assets of BlackRock Large Cap Investment Division of the Metropolitan
     Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
/(h) /Inception date: April 30, 2007.
/(i) /Inception date: April 28, 2008.
/(j) /The assets of FI Large Cap Investment Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation unit values prior to May 1, 2009 are those of the FI Large Cap Investment Division.
/(k) /The assets of FI Mid Cap Opportunities Investment Division were merged into this investment division on May 3, 2010. Accumulation unit values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses in the Prospectus for more information.
+ The accumulation unit values for this American Funds(R) Investment Division are calculated with an additional .15% separate account charge which was in effect prior to May 1, 2004.